UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Mutual Funds (74.0%)	Value
Equity Mutual Funds (68.0%)
954,705	Thrivent Real Estate Securities Fund	$7,036,175
3,721,897	Thrivent Partner Small Cap Growth Fund[a]	34,055,360
945,928	Thrivent Partner Small Cap Value Fund	11,852,480
1,541,784	Thrivent Small Cap Stock Fund[a]	18,763,515
1,727,548	Thrivent Mid Cap Growth Fund[a]	26,137,804
1,673,085	Thrivent Partner Mid Cap Value Fund	15,827,388
2,345,980	Thrivent Mid Cap Stock Fund	29,090,155
1,639,302	Thrivent Partner Worldwide Allocation Fund	12,507,876
6,146,784	Thrivent Partner International Stock Fund	54,399,036
6,713,052	Thrivent Large Cap Growth Fund	31,618,477
2,226,202	Thrivent Large Cap Value Fund	26,402,751
1,501,932	Thrivent Large Cap Stock Fund	29,407,827
441,083	Thrivent Equity Income Plus Fund	3,391,927

	Total Equity Mutual Funds	300,490,771

Fixed Income Mutual Funds (6.0%)
1,822,289	Thrivent High Yield Fund	8,364,306
1,399,596	Thrivent Income Fund	11,560,666
548,610	Thrivent Limited Maturity Bond Fund	6,775,334

	Total Fixed Income Mutual Funds	26,700,306

	Total Mutual Funds (cost $386,409,979)	327,191,077

Shares	Common Stock (14.5%)	Value
Consumer Discretionary (1.8%)
3,300	Abercrombie & Fitch Company	104,082
4,209	Amazon.com, Inc.[a]	527,851
9,605	Autoliv, Inc.	411,190
4,774	Bally Technologies, Inc.[a]	189,385
5,300	Bed Bath & Beyond, Inc.[a]	205,110
3,528	Best Buy Company, Inc.	129,301
10,400	Brinker International, Inc.	169,728
3,682	Buffalo Wild Wings, Inc.[a]	172,354
7,292	Carnival Corporation[a]	243,042
8,300	CBS Corporation	107,319
15,652	Chico’s FAS, Inc.[a]	199,876
4,610	Comcast Corporation	72,976
1,937	Cooper Tire & Rubber Company	32,987
2,299	Deckers Outdoor Corporation[a]	225,693
3,530	Discovery Communications, Inc.[a]	104,700
3,190	Dollar Tree, Inc.[a]	157,969
23,350	Ford Motor Company[a]	253,114
966	Fortune Brands, Inc.	40,157
6,166	Fossil, Inc.[a]	201,320
5,070	Gap, Inc.	96,736
3,609	Guess ?, Inc.	143,313
9,849	Harman International Industries, Inc.	350,132
5,539	Home Depot, Inc.	155,147
17,285	International Game Technology	317,007
5,595	Jarden Corporation	170,536
5,317	Kohl’s Corporation[a]	267,817
5,500	Limited Brands, Inc.	104,610
9,585	Lincoln Educational Services[a]	198,601
5,864	LKQ Corporation[a]	109,950

Shares	Common Stock (14.5%)	Value
Consumer Discretionary (1.8%) - continued
9,500	Lowe’s Companies, Inc.	$205,675
5,157	Macy’s, Inc	82,151
29,639	Melco Crown Entertainment, Ltd. ADR[a]	105,811
1,350	Omnicom Group, Inc.	47,655
3,584	Panera Bread Company[a]	255,969
6,500	RadioShack Corporation	126,880
9,600	Scientific Games Corporation[a]	135,168
19,327	Shuffle Master, Inc.[a]	171,817
9,556	Target Corporation	489,936
1,800	Time Warner Cable, Inc.	78,462
7,537	Time Warner, Inc.	206,891
9,091	Toll Brothers, Inc.[a]	167,911
2,887	Walt Disney Company	85,311
2,817	Warner Music Group Corporation[a]	13,606
1,446	Winnebago Industries, Inc.[a]	17,280
7,379	WMS Industries, Inc.[a]	273,613

	Total Consumer Discretionary	7,926,139

Consumer Staples (0.7%)
4,008	Altria Group, Inc.	79,599
5,621	Casey’s General Stores, Inc.	172,452
2,249	CVS Caremark Corporation	72,800
6,455	Flowers Foods, Inc.	156,792
2,788	General Mills, Inc.	198,812
3,568	Herbalife, Ltd.	138,617
1,902	Kraft Foods, Inc.	52,609
6,587	Kroger Company	141,160
10,542	PepsiCo, Inc.	628,514
2,083	Philip Morris International, Inc.	94,797
8,726	Procter & Gamble Company	537,085
3,800	Sanderson Farms, Inc.	177,650
1,790	SYSCO Corporation	50,102
11,360	TreeHouse Foods, Inc.[a]	440,086
1,620	Unilever NV ADR	49,540
6,450	Walgreen Company	232,523

	Total Consumer Staples	3,223,138

Energy (1.6%)
20,585	Alpha Natural Resources, Inc.[a]	835,957
2,807	Atlas Energy, Inc.	84,912
9,730	Baker Hughes, Inc.	440,574
3,250	BP plc ADR	182,390
1,855	Cabot Oil & Gas Corporation	70,991
6,168	Carrizo Oil & Gas, Inc.[a]	148,032
5,705	Comstock Resources, Inc.[a]	222,438
7,317	ConocoPhillips	351,216
5,767	Devon Energy Corporation	385,870
4,236	EOG Resources, Inc.	383,019
6,645	Forest Oil Corporation[a]	160,277
3,997	Helmerich & Payne, Inc.	167,195
4,450	Hess Corporation	257,166
3,132	Holly Corporation	81,745
1,539	Massey Energy Company	59,282
15,761	Nabors Industries, Ltd.[a]	351,470
6,245	National Oilwell Varco, Inc.	255,421
4,536	Oil States International, Inc.[a]	167,106
28,531	Patterson-UTI Energy, Inc.	438,236
5,111	Petroleo Brasileiro SA ADR	207,353
3,726	Petroleum Development Corporation[a]	78,097

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (14.5%)	Value
Energy (1.6%) - continued
4,258	Rosetta Resources, Inc.[a]	$87,545
7,070	Schlumberger, Ltd.	448,662
9,492	Southwestern Energy Company[a]	407,017
7,375	Superior Energy Services, Inc.[a]	169,404
13,362	Tesco Corporation[a]	174,641
3,100	Ultra Petroleum Corporation[a]	142,414
14,120	Valero Energy Corporation	260,091
2,278	World Fuel Services Corporation	54,740

	Total Energy	7,073,261

Financials (2.1%)
1,201	ACE, Ltd.[a]	59,173
2,235	Affiliated Managers Group, Inc.[a]	135,374
3,147	Allstate Corporation	94,190
8,191	American Equity Investment Life Holding Company	60,122
3,955	Ameriprise Financial, Inc.	151,239
1,157	Aspen Insurance Holdings, Ltd.	30,811
6,608	Bank of America Corporation	100,309
3,450	Bank of New York Mellon Corporation	100,360
1,300	Capital One Financial Corporation	47,918
5,566	Cardinal Financial Corporation	51,931
7,089	Cash America International, Inc.	266,475
16,510	Charles Schwab Corporation	301,968
2,888	Colonial Properties Trust	31,797
1,790	Comerica, Inc.	61,773
3,022	Commerce Bancshares, Inc.	119,611
1,534	Dollar Financial Corporation[a]	34,592
19,764	Duke Realty Corporation	223,728
6,358	East West Bancorp, Inc.	104,462
4,187	Endurance Specialty Holdings, Ltd.	150,816
9,524	Equity One, Inc.	159,527
387	Everest Re Group, Ltd.	33,181
25,130	FBR Capital Markets Corporation[a]	153,544
4,938	Fifth Third Bancorp	61,429
11,909	First Niagara Financial Group, Inc.	163,511
4,721	Goldman Sachs Group, Inc.	702,107
1,497	Hancock Holding Company	61,287
5,384	Hanover Insurance Group, Inc.	228,389
1,758	Hartford Financial Services Group, Inc.	42,174
17,217	HCC Insurance Holdings, Inc.	466,581
2,249	Home Bancshares, Inc.	55,280
13,818	Host Hotels & Resorts, Inc.[a]	146,471
4,025	IntercontinentalExchange, Inc.[a]	384,307
4,000	iShares Russell 2000 Index Fund	240,760
17,064	J.P. Morgan Chase & Company	664,472
6,668	Lazard, Ltd.	256,985
1,552	MetLife, Inc.	54,817
4,328	Morgan Stanley	115,904
12,393	New York Community Bancorp, Inc.	186,267
5,575	Ocwen Financial Corporation[a]	51,067
3,005	Platinum Underwriters Holdings, Ltd.	108,961
1,386	Principal Financial Group, Inc.	31,947
4,091	Prosperity Bancshares, Inc.	164,949
1,050	Prudential Financial, Inc.	52,489
7,900	Senior Housing Property Trust	164,715
6,582	Signature Bank[a]	227,606
1,845	State Street Corporation	79,114

Shares	Common Stock (14.5%)	Value
Financials (2.1%) - continued
19,228	Sunstone Hotel Investors, Inc.[a]	$165,168
1,307	SVB Financial Group[a]	56,711
900	Symetra Financial Corporation[a]	11,565
5,050	T. Rowe Price Group, Inc.	250,581
3,149	Travelers Companies, Inc.	159,560
12,537	W.R. Berkley Corporation	305,025
2,954	Waddell & Reed Financial, Inc.	92,549
22,341	Washington Federal, Inc.	416,660
16,395	Wells Fargo & Company	466,110
2,701	Westamerica Bancorporation	150,122

	Total Financials	9,258,541

Health Care (1.9%)
2,286	Allergan, Inc.	131,445
5,486	American Medical Systems Holdings, Inc.[a]	105,331
3,178	Amgen, Inc.[a]	185,849
2,582	Beckman Coulter, Inc.	168,785
1,950	Biogen Idec, Inc.[a]	104,793
5,002	BioMarin Pharmaceutical, Inc.[a]	97,189
605	Bio-Rad Laboratories, Inc.[a]	56,374
17,000	Boston Scientific Corporation[a]	146,710
1,976	C.R. Bard, Inc.	163,791
2,131	Catalyst Health Solutions, Inc.[a]	83,812
7,905	Celgene Corporation[a]	448,846
1,200	Centene Corporation[a]	23,100
7,118	Community Health Systems, Inc.[a]	232,189
10,048	Coventry Health Care, Inc.[a]	229,898
13,923	Covidien, Ltd.	703,947
881	Dionex Corporation[a]	61,538
1,000	Emergency Medical Services Corporation[a]	52,510
9,845	Gilead Sciences, Inc.[a]	475,218
8,943	Healthsouth Corporation[a]	161,063
7,321	Hologic, Inc.[a]	110,327
1,815	ICON plc ADR[a]	45,085
20,573	King Pharmaceuticals, Inc.[a]	247,082
4,780	LHC Group, Inc.[a]	147,176
5,270	Lincare Holdings, Inc.[a]	194,041
7,222	Medco Health Solutions, Inc.[a]	444,009
5,647	Medicis Pharmaceutical Corporation	130,502
1,535	Mednax, Inc.[a]	87,280
2,605	Medtronic, Inc.	111,728
15,860	Merck & Company, Inc.	605,535
48,215	Pfizer, Inc.	899,692
1,642	RehabCare Group, Inc.[a]	47,717
3,786	Thermo Fisher Scientific, Inc.[a]	174,724
1,637	Thoratec Corporation[a]	46,409
3,957	United Therapeutics Corporation[a]	235,719
14,553	UnitedHealth Group, Inc.	480,249
2,471	Varian Medical Systems, Inc.[a]	124,267
5,093	Vertex Pharmaceuticals, Inc.[a]	195,571
4,029	Watson Pharmaceuticals, Inc.[a]	154,593

	Total Health Care	8,114,094

Industrials (1.7%)
1,480	3M Company	119,125
22,700	AMR Corporation[a]	157,084
1,410	Avery Dennison Corporation	45,839
13,096	BE Aerospace, Inc.[a]	293,743
8,451	Beacon Roofing Supply, Inc.[a]	141,977
3,841	Bucyrus International, Inc.	201,192
881	Caterpillar, Inc.	46,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (14.5%)	Value
Industrials (1.7%) - continued
8,425	Chicago Bridge and Iron Company[a]	$170,943
3,028	Copa Holdings SA	157,395
4,251	CSX Corporation	182,198
4,168	Danaher Corporation	297,387
4,517	Dover Corporation	193,689
4,829	Eaton Corporation	295,728
1,246	EMCOR Group, Inc.[a]	29,979
3,190	EnerSys[a]	62,173
4,684	FedEx Corporation	366,991
6,300	Foster Wheeler AGa	176,274
4,073	Gardner Denver, Inc.	162,309
1,464	Genco Shipping & Trading, Ltd.[a]	28,050
22,404	General Electric Company	360,256
5,655	Great Lakes Dredge & Dock Company	33,421
2,683	Griffon Corporation[a]	31,686
6,953	Honeywell International, Inc.	268,664
1,237	IDEX Corporation	34,908
1,936	Ingersoll-Rand plc	62,843
3,079	Knight Transportation, Inc.	55,730
1,157	Landstar System, Inc.	41,988
1,041	Lennox International, Inc.	39,787
22,901	Manitowoc Company, Inc.	249,621
12,870	Monster Worldwide, Inc.[a]	200,643
5,617	Navistar International Corporation[a]	207,773
11,712	Oshkosh Corporation	422,452
4,542	Parker Hannifin Corporation	253,943
1,721	Precision Castparts Corporation	181,135
5,727	Roper Industries, Inc.	286,808
5,300	Shaw Group, Inc.[a]	171,137
6,588	SmartHeat, Inc.[a]	75,037
2,900	Spirit Aerosystems Holdings, Inc.[a]	62,205
4,213	SPX Corporation	229,356
2,149	Sykes Enterprises, Inc.[a]	51,533
2,687	Teledyne Technologies, Inc.[a]	100,118
2,590	Textron, Inc.	50,583
1,410	Triumph Group, Inc.	71,811
3,100	United Parcel Service, Inc.	179,087
5,372	United Technologies Corporation	362,503
11,805	Werner Enterprises, Inc.	233,503
6,286	Woodward Governor Company	159,853

	Total Industrials	7,606,484

Information Technology (3.2%)
4,549	Akamai Technologies, Inc.[a]	112,360
5,700	Analog Devices, Inc.	153,672
6,327	Apple, Inc.[a]	1,215,543
12,000	Applied Materials, Inc.	146,160
129,067	Atmel Corporation[a]	598,871
2,116	Avnet, Inc.[a]	55,947
30,808	Cisco Systems, Inc.[a]	692,256
67,779	Compuware Corporation[a]	514,443
6,265	Comtech Group, Inc.[a]	39,845
9,700	Dell, Inc.[a]	125,130
8,600	EarthLink, Inc.	69,746
12,824	eBay, Inc.[a]	295,208
7,150	F5 Networks, Inc.[a]	353,424
8,109	Finisar Corporation[a]	83,523
16,623	FormFactor, Inc.[a]	257,158
2,155	Google, Inc.[a]	1,140,900
12,440	Hewlett-Packard Company	585,551
30,908	Intel Corporation	599,615

Shares	Common Stock (14.5%)	Value
Information Technology (3.2%) - continued
2,356	International Business Machines Corporation	$288,351
4,725	Jabil Circuit, Inc.	68,418
5,222	JDA Software Group, Inc.[a]	136,869
4,411	Juniper Networks, Inc.[a]	109,525
2,082	Lam Research Corporation[a]	68,727
26,651	Lattice Semiconductor Corporation[a]	69,026
7,478	Lender Processing Services, Inc.	289,847
1,100	MasterCard, Inc.	274,890
8,011	Maxim Integrated Products, Inc.	140,032
2,700	McAfee, Inc.[a]	101,790
2,318	Mellanox Technologies, Ltd.[a]	42,582
6,362	Mentor Graphics Corporation[a]	51,023
21,200	Micron Technology, Inc.[a]	184,864
27,980	Microsoft Corporation	788,476
20,500	Motorola, Inc.[a]	126,075
4,002	Multi-Fineline Electronix, Inc.[a]	95,528
2,800	NETAPP, Inc.[a]	81,564
1,937	Nokia Oyj ADR	26,517
11,545	Novellus Systems, Inc.[a]	241,290
5,139	Nuance Communications, Inc.[a]	77,188
24,850	ON Semiconductor Corporation[a]	179,168
24,899	Oracle Corporation	574,171
5,981	Polycom, Inc.[a]	134,154
4,209	QLogic Corporation[a]	72,353
17,104	QUALCOMM, Inc.	670,306
2,032	Research in Motion, Ltd.[a]	127,935
15,636	Skyworks Solutions, Inc.[a]	198,421
12,083	Smart Modular Technologies (WWH), Inc.[a]	73,465
5,007	Solera Holdings, Inc.	165,782
6,141	STEC, Inc.[a]	86,097
1,704	Sybase, Inc.[a]	69,302
10,647	Tellabs, Inc.[a]	68,460
39,159	Teradyne, Inc.[a]	365,745
3,665	Texas Instruments, Inc.	82,462
35,751	TIBCO Software, Inc.[a]	320,329
6,596	TTM Technologies, Inc.[a]	68,269
2,247	Tyco Electronics, Ltd.	55,905
23,366	Vishay Intertechnology, Inc.[a]	176,180
9,865	Xilinx, Inc.	232,617

	Total Information Technology	14,023,055

Materials (0.8%)
2,904	Air Products and Chemicals, Inc.	220,588
8,102	Albemarle Corporation	289,403
6,016	Ball Corporation	305,553
2,050	Cellu Tissue Holdings, Inc.[a]	22,755
503	CF Industries Holdings, Inc.	46,709
1,214	Domtar Corporation[a]	58,964
1,650	E.I. du Pont de Nemours and Company	53,806
988	FMC Corporation	50,329
3,159	Freeport-McMoRan Copper & Gold, Inc.	210,674
2,465	Innophos Holdings, Inc.	48,215
3,010	International Paper Company	68,959
5,100	Newmont Mining Corporation	218,586
1,080	Nucor Corporation	44,064
9,061	Owens-Illinois, Inc.[a]	246,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (14.5%)	Value
Materials (0.8%) - continued
26,551	Packaging Corporation of America	$585,450
9,517	Pactiv Corporation[a]	214,608
8,381	Pan American Silver Corporation[a]	177,593
2,200	Potash Corporation of Saskatchewan, Inc.	218,570
857	PPG Industries, Inc.	50,289
617	Praxair, Inc.	46,472
2,968	RTI International Metals, Inc.[a]	73,458
3,157	Sealed Air Corporation	62,635
2,622	Silgan Holdings, Inc.	135,951
15,939	Steel Dynamics, Inc.	241,954

	Total Materials	3,692,225

Telecommunications Services (0.3%)
38,600	Alcatel-Lucent ADR[a]	128,538
9,770	American Tower Corporation[a]	414,737
4,934	AT&T, Inc.	125,126
3,800	NII Holdings, Inc.[a]	124,412
9,400	NTELOS Holdings Corporation	152,750
3,114	Syniverse Holdings, Inc.[a]	52,346
3,453	Telephone and Data Systems, Inc.	108,942
5,027	Verizon Communications, Inc.	147,894
3,210	Vodafone Group plc ADR	68,887

	Total Telecommunications Services	1,323,632

Utilities (0.4%)
3,350	Alliant Energy Corporation	104,520
4,450	American Electric Power Company, Inc.	154,192
1,308	American States Water Company	43,452
3,528	Avista Corporation	71,901
6,000	Cleco Corporation	155,520
4,829	DPL, Inc.	129,610
1,978	Entergy Corporation	150,941
1,550	Exelon Corporation	70,711
3,187	FirstEnergy Corporation	139,017
9,713	NV Energy, Inc.	111,894
9,897	Portland General Electric Company	192,991
9,568	Southwest Gas Corporation	264,747
3,794	UGI Corporation	92,991
2,600	UniSource Energy Corporation	79,924
2,197	Xcel Energy, Inc.	45,654

	Total Utilities	1,808,065

	Total Common Stock (cost $63,426,661)	64,048,634

Principal Amount	Long-Term Fixed Income (2.3%)	Value
Asset-Backed Securities (0.3%)
	J.P. Morgan Mortgage Trust
1,000,000	5.461%, 10/25/2036	843,047
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	386,813

	Total Asset-Backed Securities	1,229,860

Principal Amount	Long-Term Fixed Income (2.3%)	Value
Collateralized Mortgage Obligations (0.2%)
	Sequoia Mortgage Trust
$236,780	5.719%, 9/20/2046	$90,037
	WaMu Mortgage Pass Through Certificates
330,839	5.920%, 9/25/2036	280,199
454,607	6.038%, 10/25/2036	379,889

	Total Collateralized Mortgage Obligations	750,125

Commercial Mortgage-Backed Securities (1.5%)
	Banc of America Commercial Mortgage, Inc.
300,000	5.356%, 10/10/2045	276,384
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	892,607
600,000	5.694%, 6/11/2050	563,039
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
400,000	5.617%, 10/15/2048	400,882
	Credit Suisse Mortgage Capital Certificates
400,000	5.467%, 9/15/2039	356,732
	GS Mortgage Securities Corporation II
1,000,000	4.761%, 7/10/2039	955,961
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,000,000	5.814%, 6/12/2043	1,003,244
1,250,000	5.336%, 5/15/2047	1,130,326
	LB-UBS Commercial Mortgage Trust
600,000	5.866%, 9/15/2045	561,380
	Morgan Stanley Capital I, Inc.
550,000	4.970%, 4/14/2040	543,765

	Total Commercial Mortgage- Backed Securities	6,684,320

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[b]	1,507,793

	Total U.S. Government and Agencies	1,507,793

	Total Long-Term Fixed Income (cost $9,342,719)	10,172,098

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
20,871	Bank of America Corporation, Convertible[a]	315,152

	Total Financials	315,152

	Total Preferred Stock (cost $321,711)	315,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Short-Term Investments (9.3%)[c]	Value
	Chariot Funding, LLC
5,835,000	0.120%, 2/1/2010	$5,834,961
	Federal Home Loan Bank Discount Notes
15,000,000	0.040%, 2/10/2010	14,999,823
2,000,000	0.055%, 2/17/2010	1,999,945
2,200,000	0.200%, 3/17/2010[b]	2,199,447
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.060%, 2/18/2010	4,999,842
4,200,000	0.030%, 2/22/2010	4,199,920
	Federal National Mortgage Association Discount Notes
200,000	0.010%, 2/1/2010	200,000
2,000,000	0.075%, 3/1/2010	1,999,875
	Park Avenue Receivables Corporation
4,840,000	0.120%, 2/1/2010	4,839,968

	Total Short-Term Investments (at amortized cost)	41,273,781

	Total Investments (cost $500,774,851) 100.2%	$443,000,742

	Other Assets and Liabilities, Net (0.2%)	(1,090,939)

	Total Net Assets 100.0%	$441,909,803

a	Non-income producing security.
b	At January 29, 2010, $3,707,240 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,332,423
Gross unrealized depreciation	(63,106,532)

Net unrealized appreciation (depreciation)	($57,774,109)

Cost for federal income tax purposes	$500,774,851

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Aggressive Allocation Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	300,490,771	300,490,771	–	–
Fixed Income Mutual Funds	26,700,306	26,700,306	–	–
Common Stock
Consumer Discretionary	7,926,139	7,926,139	–	–
Consumer Staples	3,223,138	3,223,138	–	–
Energy	7,073,261	7,073,261	–	–
Financials	9,258,541	9,258,541	–	–
Health Care	8,114,094	8,114,094	–	–
Industrials	7,606,484	7,606,484	–	–
Information Technology	14,023,055	14,023,055	–	–
Materials	3,692,225	3,692,225	–	–
Telecommunications Services	1,323,632	1,323,632	–	–
Utilities	1,808,065	1,808,065	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,229,860	–	1,229,860	–
Collateralized Mortgage Obligations	750,125	–	750,125	–
Commercial Mortgage-Backed Securities	6,684,320	–	6,684,320	–
U.S. Government and Agencies	1,507,793	–	1,507,793	–
Preferred Stock
Financials	315,152	315,152	–	–
Short-Term Investments	41,273,781	–	41,273,781	–
Total	$443,000,742	$391,554,863	$51,445,879	$–

Other Financial Instruments*	($421,897)	($316,226)	($105,671)	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	85	March 2010	$6,647,895	$6,338,025	($309,870)
Russell 2000 Index Mini-Futures	190	March 2010	11,271,323	11,419,000	147,677
S&P 400 Index Mini-Futures	174	March 2010	12,162,209	12,202,621	40,412
S&P 500 Index Futures	29	March 2010	7,954,845	7,760,400	(194,445)
Total Futures Contracts					($316,226)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	$470,000	($45,651)	$4,689	($40,963)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	470,000	(44,060)	4,689	(39,371)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	235,000	(27,682)	2,344	(25,337)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$11,722	($105,671)

1	As the buyer of protection, Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Real Estate Securities	$6,361,734	$324,840	$82,904	954,705	$7,036,175	$63,795
Partner Small Cap Growth	30,917,351	696,119	221,077	3,721,897	34,055,360	–
Partner Small Cap Value	10,924,455	354,842	82,904	945,928	11,852,480	93,797
Small Cap Stock	16,964,611	870,149	276,346	1,541,784	18,763,515	–
Mid Cap Growth	24,343,677	609,104	193,442	1,727,548	26,137,804	–
Partner Mid Cap Value	14,687,998	499,440	110,539	1,673,085	15,827,388	151,380
Mid Cap Stock	26,785,979	1,057,350	303,981	2,345,980	29,090,155	100,186
Partner Worldwide Allocation	11,496,135	1,683,809	469,789	1,639,302	12,507,876	204,556
Partner International Stock	54,363,248	1,185,215	–	6,146,784	54,399,036	1,185,215
Large Cap Growth	29,738,711	1,110,875	303,981	6,713,052	31,618,477	153,711
Large Cap Value	24,919,143	1,333,328	276,346	2,226,202	26,402,751	463,179
Large Cap Stock	27,840,821	1,003,829	221,077	1,501,932	29,407,827	307,710
Equity Income Plus	3,285,238	15,170	–	441,083	3,391,927	15,170
High Yield	7,862,636	343,533	55,269	1,822,289	8,364,306	169,688
Income	11,038,341	411,201	82,904	1,399,596	11,560,666	150,220
Limited Maturity Bond	6,469,600	323,633	82,904	548,610	6,775,334	62,596
Money Market	2,930,202	1,164,397	4,094,599	–	–	–
Total Value and Income Earned	310,929,880				327,191,077	3,121,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Mutual Funds (80.1%)	Value
Equity Mutual Funds (57.9%)
3,856,677	Thrivent Real Estate Securities Fund	$28,423,712
3,156,525	Thrivent Partner Small Cap Growth Fund[a]	28,882,204
2,135,481	Thrivent Partner Small Cap Value Fund	26,757,573
1,351,261	Thrivent Small Cap Stock Fund[a]	16,444,845
1,761,743	Thrivent Mid Cap Growth Fund[a]	26,655,170
4,013,976	Thrivent Partner Mid Cap Value Fund	37,972,217
5,210,244	Thrivent Mid Cap Stock Fund	64,607,024
5,736,994	Thrivent Partner Worldwide Allocation Fund	43,773,265
10,392,001	Thrivent Partner International Stock Fund	91,969,208
14,292,261	Thrivent Large Cap Growth Fund	67,316,549
7,214,867	Thrivent Large Cap Value Fund	85,568,326
3,400,972	Thrivent Large Cap Stock Fund	66,591,025
1,120,044	Thrivent Equity Income Plus Fund	8,613,138

	Total Equity Mutual Funds	593,574,256

Fixed Income Mutual Funds (22.2%)
12,807,042	Thrivent High Yield Fund	58,784,324
15,118,638	Thrivent Income Fund	124,879,949
3,569,220	Thrivent Limited Maturity Bond Fund	44,079,867

	Total Fixed Income Mutual Funds	227,744,140

	Total Mutual Funds (cost $949,259,219)	821,318,396

Shares	Common Stock (10.6%)	Value
Consumer Discretionary (1.3%)
3,900	Abercrombie & Fitch Company	123,006
4,991	Amazon.com, Inc.[a]	625,921
16,353	Autoliv, Inc.	700,072
6,432	Bally Technologies, Inc.[a]	255,157
6,300	Bed Bath & Beyond, Inc.[a]	243,810
4,244	Best Buy Company, Inc.	155,543
12,500	Brinker International, Inc.	204,000
4,909	Buffalo Wild Wings, Inc.[a]	229,790
11,575	Carnival Corporation[a]	385,795
16,500	CBS Corporation	213,345
28,400	Chico’s FAS, Inc.[a]	362,668
13,820	Comcast Corporation	218,771
2,583	Cooper Tire & Rubber Company	43,988
3,031	Deckers Outdoor Corporation[a]	297,553
6,961	Discovery Communications, Inc.[a]	206,463
6,379	Dollar Tree, Inc.[a]	315,888
27,930	Ford Motor Company[a]	302,761
2,698	Fortune Brands, Inc.	112,156
8,221	Fossil, Inc.[a]	268,416
15,200	Gap, Inc.	290,016
4,778	Guess ?, Inc.	189,734
23,176	Harman International Industries, Inc.	823,907
16,617	Home Depot, Inc.	465,442
28,004	International Game Technology	513,593
10,399	Jarden Corporation	316,962
6,441	Kohl’s Corporation[a]	324,433
6,600	Limited Brands, Inc.	125,532
12,780	Lincoln Educational Services[a]	264,802

Shares	Common Stock (10.6%)	Value
Consumer Discretionary (1.3%) - continued
7,752	LKQ Corporation[a]	$145,350
11,400	Lowe’s Companies, Inc.	246,810
15,472	Macy’s, Inc	246,469
35,558	Melco Crown Entertainment, Ltd. ADR[a]	126,942
4,050	Omnicom Group, Inc.	142,965
6,533	Panera Bread Company[a]	466,587
7,800	RadioShack Corporation	152,256
19,100	Scientific Games Corporation[a]	268,928
25,769	Shuffle Master, Inc.[a]	229,086
15,296	Target Corporation	784,226
5,410	Time Warner Cable, Inc.	235,822
22,610	Time Warner, Inc.	620,645
20,978	Toll Brothers, Inc.[a]	387,464
8,660	Walt Disney Company	255,903
3,707	Warner Music Group Corporation[a]	17,905
4,037	Winnebago Industries, Inc.[a]	48,242
14,658	WMS Industries, Inc.[a]	543,519

	Total Consumer Discretionary	13,498,643

Consumer Staples (0.5%)
12,025	Altria Group, Inc.	238,817
7,495	Casey’s General Stores, Inc.	229,947
6,746	CVS Caremark Corporation	218,368
12,911	Flowers Foods, Inc.	313,608
8,365	General Mills, Inc.	596,508
4,758	Herbalife, Ltd.	184,848
5,715	Kraft Foods, Inc.	158,077
13,073	Kroger Company	280,154
12,630	PepsiCo, Inc.	753,001
6,249	Philip Morris International, Inc.	284,392
10,521	Procter & Gamble Company	647,568
5,100	Sanderson Farms, Inc.	238,425
5,370	SYSCO Corporation	150,306
19,383	TreeHouse Foods, Inc.[a]	750,897
4,850	Unilever NV ADR	148,313
7,700	Walgreen Company	277,585

	Total Consumer Staples	5,470,814

Energy (1.3%)
33,718	Alpha Natural Resources, Inc.[a]	1,369,288
3,743	Atlas Energy, Inc.	113,226
21,700	Baker Hughes, Inc.	982,576
9,760	BP plc ADR	547,731
2,474	Cabot Oil & Gas Corporation	94,680
8,291	Carrizo Oil & Gas, Inc.[a]	198,984
11,411	Comstock Resources, Inc.[a]	444,915
21,951	ConocoPhillips	1,053,648
11,376	Devon Energy Corporation	761,168
8,079	EOG Resources, Inc.	730,503
13,290	Forest Oil Corporation[a]	320,555
7,994	Helmerich & Payne, Inc.	334,389
5,300	Hess Corporation	306,287
4,176	Holly Corporation	108,994
2,052	Massey Energy Company	79,043
29,100	Nabors Industries, Ltd.[a]	648,930
13,551	National Oilwell Varco, Inc.	554,236
6,048	Oil States International, Inc.[a]	222,808
46,602	Patterson-UTI Energy, Inc.	715,807
6,213	Petroleo Brasileiro SA ADR	252,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (10.6%)	Value
Energy (1.3%) - continued
4,968	Petroleum Development Corporation[a]	$104,129
5,677	Rosetta Resources, Inc.[a]	116,719
8,555	Schlumberger, Ltd.	542,900
14,287	Southwestern Energy Company[a]	612,627
13,957	Superior Energy Services, Inc.[a]	320,592
17,883	Tesco Corporation[a]	233,731
9,300	Ultra Petroleum Corporation[a]	427,242
22,070	Valero Energy Corporation	406,529
3,038	World Fuel Services Corporation	73,003

	Total Energy	12,677,302

Financials (1.6%)
3,602	ACE, Ltd.[a]	177,471
3,013	Affiliated Managers Group, Inc.[a]	182,497
9,442	Allstate Corporation	282,599
10,921	American Equity Investment Life Holding Company	80,160
11,865	Ameriprise Financial, Inc.	453,718
1,542	Aspen Insurance Holdings, Ltd.	41,064
19,833	Bank of America Corporation	301,065
10,360	Bank of New York Mellon Corporation	301,372
3,890	Capital One Financial Corporation	143,385
7,421	Cardinal Financial Corporation	69,238
9,386	Cash America International, Inc.	352,820
24,740	Charles Schwab Corporation	452,495
3,850	Colonial Properties Trust	42,389
5,369	Comerica, Inc.	185,284
6,150	Commerce Bancshares, Inc.	243,417
2,079	Dollar Financial Corporation[a]	46,881
30,629	Duke Realty Corporation	346,720
8,477	East West Bancorp, Inc.	139,277
5,582	Endurance Specialty Holdings, Ltd.	201,064
19,047	Equity One, Inc.	319,037
1,162	Everest Re Group, Ltd.	99,630
33,440	FBR Capital Markets Corporation[a]	204,318
14,814	Fifth Third Bancorp	184,286
15,878	First Niagara Financial Group, Inc.	218,005
6,581	Goldman Sachs Group, Inc.	978,726
1,996	Hancock Holding Company	81,716
9,529	Hanover Insurance Group, Inc.	404,220
5,273	Hartford Financial Services Group, Inc.	126,499
32,484	HCC Insurance Holdings, Inc.	880,316
2,999	Home Bancshares, Inc.	73,715
27,635	Host Hotels & Resorts, Inc.[a]	292,931
5,839	IntercontinentalExchange, Inc.[a]	557,508
5,300	iShares Russell 2000 Index Fund	319,007
35,529	J.P. Morgan Chase & Company	1,383,499
11,186	Lazard, Ltd.	431,108
4,655	MetLife, Inc.	164,415
12,975	Morgan Stanley	347,471
24,786	New York Community Bancorp, Inc.	372,534
7,433	Ocwen Financial Corporation[a]	68,086
4,074	Platinum Underwriters Holdings, Ltd.	147,723
4,157	Principal Financial Group, Inc.	95,819
5,388	Prosperity Bancshares, Inc.	217,244
3,100	Prudential Financial, Inc.	154,969

Shares	Common Stock (10.6%)	Value
Financials (1.6%) - continued
10,600	Senior Housing Property Trust	$221,010
8,842	Signature Bank[a]	305,756
5,545	State Street Corporation	237,770
25,737	Sunstone Hotel Investors, Inc.[a]	221,081
3,813	SVB Financial Group[a]	165,446
1,200	Symetra Financial Corporation[a]	15,420
6,100	T. Rowe Price Group, Inc.	302,682
9,447	Travelers Companies, Inc.	478,680
25,073	W.R. Berkley Corporation	610,026
3,939	Waddell & Reed Financial, Inc.	123,409
37,640	Washington Federal, Inc.	701,986
31,184	Wells Fargo & Company	886,561
5,301	Westamerica Bancorporation	294,630

	Total Financials	16,730,155

Health Care (1.3%)
2,733	Allergan, Inc.	157,148
7,314	American Medical Systems Holdings, Inc.[a]	140,429
3,881	Amgen, Inc.[a]	226,961
4,503	Beckman Coulter, Inc.	294,361
5,840	Biogen Idec, Inc.[a]	313,842
9,904	BioMarin Pharmaceutical, Inc.[a]	192,435
807	Bio-Rad Laboratories, Inc.[a]	75,196
20,400	Boston Scientific Corporation[a]	176,052
3,951	C.R. Bard, Inc.	327,498
2,842	Catalyst Health Solutions, Inc.[a]	111,776
9,515	Celgene Corporation[a]	540,262
1,600	Centene Corporation[a]	30,800
14,136	Community Health Systems, Inc.[a]	461,116
20,097	Coventry Health Care, Inc.[a]	459,819
20,931	Covidien, Ltd.	1,058,271
1,175	Dionex Corporation[a]	82,074
1,333	Emergency Medical Services Corporation[a]	69,996
11,804	Gilead Sciences, Inc.[a]	569,779
11,957	Healthsouth Corporation[a]	215,346
14,542	Hologic, Inc.[a]	219,148
2,420	ICON plc ADR[a]	60,113
36,876	King Pharmaceuticals, Inc.[a]	442,881
6,374	LHC Group, Inc.[a]	196,256
6,993	Lincare Holdings, Inc.[a]	257,482
8,717	Medco Health Solutions, Inc.[a]	535,921
7,563	Medicis Pharmaceutical Corporation	174,781
2,047	Mednax, Inc.[a]	116,392
7,804	Medtronic, Inc.	334,714
29,470	Merck & Company, Inc.	1,125,165
96,505	Pfizer, Inc.	1,800,783
2,256	RehabCare Group, Inc.[a]	65,559
4,613	Thermo Fisher Scientific, Inc.[a]	212,890
2,183	Thoratec Corporation[a]	61,888
6,806	United Therapeutics Corporation[a]	405,433
28,256	UnitedHealth Group, Inc.	932,448
4,942	Varian Medical Systems, Inc.[a]	248,533
10,186	Vertex Pharmaceuticals, Inc.[a]	391,142
5,338	Watson Pharmaceuticals, Inc.[a]	204,819

	Total Health Care	13,289,509

Industrials (1.3%)
4,441	3M Company	357,456
27,200	AMR Corporation[a]	188,224
4,240	Avery Dennison Corporation	137,842

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (10.6%)	Value
Industrials (1.3%) - continued
21,250	BE Aerospace, Inc.[a]	$476,637
11,234	Beacon Roofing Supply, Inc.[a]	188,731
5,121	Bucyrus International, Inc.	268,238
2,642	Caterpillar, Inc.	138,018
11,233	Chicago Bridge and Iron Company[a]	227,918
4,004	Copa Holdings SA	208,128
9,577	CSX Corporation	410,470
5,022	Danaher Corporation	358,320
5,400	Dover Corporation	231,552
8,586	Eaton Corporation	525,807
1,661	EMCOR Group, Inc.[a]	39,964
4,254	EnerSys[a]	82,910
8,432	FedEx Corporation	660,647
7,500	Foster Wheeler AGa	209,850
5,464	Gardner Denver, Inc.	217,740
1,952	Genco Shipping & Trading, Ltd.[a]	37,400
42,071	General Electric Company	676,502
7,540	Great Lakes Dredge & Dock Company	44,561
3,577	Griffon Corporation[a]	42,244
12,717	Honeywell International, Inc.	491,385
1,649	IDEX Corporation	46,535
5,808	Ingersoll-Rand plc	188,528
4,105	Knight Transportation, Inc.	74,300
1,542	Landstar System, Inc.	55,959
1,388	Lennox International, Inc.	53,049
40,349	Manitowoc Company, Inc.	439,804
17,227	Monster Worldwide, Inc.[a]	268,569
11,134	Navistar International Corporation[a]	411,847
23,324	Oshkosh Corporation	841,297
10,794	Parker Hannifin Corporation	603,493
3,542	Precision Castparts Corporation	372,796
11,454	Roper Industries, Inc.	573,616
10,600	Shaw Group, Inc.[a]	342,274
8,918	SmartHeat, Inc.[a]	101,576
8,710	Spirit Aerosystems Holdings, Inc.[a]	186,830
8,526	SPX Corporation	464,155
2,865	Sykes Enterprises, Inc.[a]	68,703
3,583	Teledyne Technologies, Inc.[a]	133,503
7,780	Textron, Inc.	151,943
1,881	Triumph Group, Inc.	95,799
3,700	United Parcel Service, Inc.	213,749
9,342	United Technologies Corporation	630,398
23,711	Werner Enterprises, Inc.	469,004
8,348	Woodward Governor Company	212,290

	Total Industrials	13,220,561

Information Technology (2.1%)
9,199	Akamai Technologies, Inc.[a]	227,215
6,900	Analog Devices, Inc.	186,024
7,502	Apple, Inc.[a]	1,441,284
14,400	Applied Materials, Inc.	175,392
223,933	Atmel Corporation[a]	1,039,049
6,348	Avnet, Inc.[a]	167,841
36,870	Cisco Systems, Inc.[a]	828,469
116,179	Compuware Corporation[a]	881,799
8,353	Comtech Group, Inc.[a]	53,125
11,700	Dell, Inc.[a]	150,930
11,467	EarthLink, Inc.	92,997
25,649	eBay, Inc.[a]	590,440
11,991	F5 Networks, Inc.[a]	592,715
10,812	Finisar Corporation[a]	111,364

Shares	Common Stock (10.6%)	Value
Information Technology (2.1%) - continued
33,345	FormFactor, Inc.[a]	$515,847
2,616	Google, Inc.[a]	1,384,963
20,470	Hewlett-Packard Company	963,523
37,069	Intel Corporation	719,139
7,067	International Business Machines Corporation	864,930
6,300	Jabil Circuit, Inc.	91,224
6,963	JDA Software Group, Inc.[a]	182,500
8,821	Juniper Networks, Inc.[a]	219,025
6,246	Lam Research Corporation[a]	206,181
35,535	Lattice Semiconductor Corporation[a]	92,036
9,637	Lender Processing Services, Inc.	373,530
1,400	MasterCard, Inc.	349,860
16,023	Maxim Integrated Products, Inc.	280,082
3,300	McAfee, Inc.[a]	124,410
3,091	Mellanox Technologies, Ltd.[a]	56,782
8,483	Mentor Graphics Corporation[a]	68,034
25,400	Micron Technology, Inc.[a]	221,488
38,750	Microsoft Corporation	1,091,975
24,600	Motorola, Inc.[a]	151,290
5,369	Multi-Fineline Electronix, Inc.[a]	128,158
3,300	NETAPP, Inc.[a]	96,129
5,811	Nokia Oyj ADR	79,553
18,190	Novellus Systems, Inc.[a]	380,171
6,852	Nuance Communications, Inc.[a]	102,917
29,800	ON Semiconductor Corporation[a]	214,858
39,662	Oracle Corporation	914,606
11,961	Polycom, Inc.[a]	268,285
5,612	QLogic Corporation[a]	96,470
20,545	QUALCOMM, Inc.	805,159
2,378	Research in Motion, Ltd.[a]	149,719
20,948	Skyworks Solutions, Inc.[a]	265,830
16,078	Smart Modular Technologies (WWH), Inc.[a]	97,754
6,643	Solera Holdings, Inc.	219,950
7,320	STEC, Inc.[a]	102,626
2,272	Sybase, Inc.[a]	92,402
14,196	Tellabs, Inc.[a]	91,280
84,860	Teradyne, Inc.[a]	792,592
10,996	Texas Instruments, Inc.	247,410
59,442	TIBCO Software, Inc.[a]	532,600
8,795	TTM Technologies, Inc.[a]	91,028
6,741	Tyco Electronics, Ltd.	167,716
31,155	Vishay Intertechnology, Inc.[a]	234,909
16,687	Xilinx, Inc.	393,480

	Total Information Technology	21,061,065

Materials (0.6%)
3,435	Air Products and Chemicals, Inc.	260,923
15,133	Albemarle Corporation	540,551
12,132	Ball Corporation	616,184
2,800	Cellu Tissue Holdings, Inc.[a]	31,080
670	CF Industries Holdings, Inc.	62,216
3,643	Domtar Corporation[a]	176,940
4,949	E.I. du Pont de Nemours and Company	161,387
1,317	FMC Corporation	67,088
3,790	Freeport-McMoRan Copper & Gold, Inc.	252,755
3,287	Innophos Holdings, Inc.	64,294
9,040	International Paper Company	207,106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (10.6%)	Value
Materials (0.6%) - continued
6,200	Newmont Mining Corporation	$265,732
3,250	Nucor Corporation	132,600
18,222	Owens-Illinois, Inc.[a]	496,003
45,994	Packaging Corporation of America	1,014,168
17,222	Pactiv Corporation[a]	388,356
11,275	Pan American Silver Corporation[a]	238,917
2,600	Potash Corporation of Saskatchewan, Inc.	258,310
2,561	PPG Industries, Inc.	150,279
1,851	Praxair, Inc.	139,417
3,957	RTI International Metals, Inc.[a]	97,936
9,471	Sealed Air Corporation	187,905
5,243	Silgan Holdings, Inc.	271,850
24,332	Steel Dynamics, Inc.	369,360

	Total Materials	6,451,357

Telecommunications Services (0.2%)
46,300	Alcatel-Lucent ADR[a]	154,179
11,724	American Tower Corporation[a]	497,684
14,802	AT&T, Inc.	375,379
4,600	NII Holdings, Inc.[a]	150,604
12,600	NTELOS Holdings Corporation	204,750
4,153	Syniverse Holdings, Inc.[a]	69,812
6,906	Telephone and Data Systems, Inc.	217,884
15,091	Verizon Communications, Inc.	443,977
9,640	Vodafone Group plc ADR	206,874

	Total Telecommunications Services	2,321,143

Utilities (0.4%)
6,599	Alliant Energy Corporation	205,889
13,350	American Electric Power Company, Inc.	462,577
1,744	American States Water Company	57,936
4,704	Avista Corporation	95,867
8,200	Cleco Corporation	212,544
9,559	DPL, Inc.	256,564
5,063	Entergy Corporation	386,358
4,640	Exelon Corporation	211,677
8,347	FirstEnergy Corporation	364,096
19,427	NV Energy, Inc.	223,799
17,497	Portland General Electric Company	341,191
12,857	Southwest Gas Corporation	355,753
7,588	UGI Corporation	185,982
3,400	UniSource Energy Corporation	104,516
6,590	Xcel Energy, Inc.	136,940

	Total Utilities	3,601,689

	Total Common Stock (cost $107,539,341)	108,322,238

Principal Amount	Long-Term Fixed Income (3.1%)	Value
Asset-Backed Securities (0.6%)
	GSAMP Trust
1,314,129	0.411%, 2/25/2010[b]	1,034,109
	J.P. Morgan Mortgage Trust
2,000,000	5.461%, 10/25/2036	1,686,094
	Renaissance Home Equity Loan Trust
3,496,542	5.746%, 5/25/2036	2,646,865

Principal Amount	Long-Term Fixed Income (3.1%)	Value
Asset-Backed Securities (0.6%) - continued
$1,000,000	6.011%, 5/25/2036	$595,097

	Total Asset-Backed Securities	5,962,165

Collateralized Mortgage Obligations (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
495,955	5.500%, 11/25/2035	368,263
	Citimortgage Alternative Loan Trust
1,500,679	5.750%, 4/25/2037	1,115,815
	Countrywide Alternative Loan Trust
352,558	6.000%, 1/25/2037	242,640
	Countrywide Home Loans
1,306,503	5.750%, 4/25/2037	1,019,747
	Deutsche Alt-A Securities, Inc.
392,019	5.500%, 10/25/2021	301,303
615,005	6.000%, 10/25/2021	374,760
	J.P. Morgan Mortgage Trust
285,850	5.985%, 10/25/2036	244,537
	MASTR Alternative Loans Trust
363,034	6.500%, 7/25/2034	348,058
	Merrill Lynch Alternative Note Asset Trust
389,943	6.000%, 3/25/2037	209,780
	Sequoia Mortgage Trust
625,775	5.719%, 9/20/2046	237,956
	WaMu Mortgage Pass Through Certificates
646,639	5.920%, 9/25/2036	547,663
1,242,592	6.038%, 10/25/2036	1,038,362

	Total Collateralized Mortgage Obligations	6,048,884

Commercial Mortgage-Backed Securities (1.5%)
	Banc of America Commercial Mortgage, Inc.
1,800,000	5.356%, 10/10/2045	1,658,302
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	892,607
2,250,000	5.694%, 6/11/2050	2,111,395
	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates
1,800,000	5.617%, 10/15/2048	1,803,971
	Credit Suisse Mortgage Capital Certificates
800,000	5.467%, 9/15/2039	713,463
	Greenwich Capital Commercial Funding Corporation
720,000	5.867%, 12/10/2049	596,803
	GS Mortgage Securities Corporation II
1,800,000	4.761%, 7/10/2039	1,720,730
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,000,000	5.814%, 6/12/2043	2,006,488
1,500,000	5.336%, 5/15/2047	1,356,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (3.1%)	Value
Commercial Mortgage-Backed Securities (1.5%) - continued
	LB-UBS Commercial Mortgage Trust
$1,650,000	5.866%, 9/15/2045	$1,543,796
	Morgan Stanley Capital I, Inc.
1,025,000	4.970%, 4/14/2040	1,013,380

	Total Commercial Mortgage- Backed Securities	15,417,327

U.S. Government and Agencies (0.4%)
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[c]	4,020,780

	Total U.S. Government and Agencies	4,020,780

	Total Long-Term Fixed Income (cost $29,762,658)	31,449,156

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
30,585	Bank of America Corporation, Convertible[a]	461,833

	Total Financials	461,833

	Total Preferred Stock (cost $469,131)	461,833

Principal Amount	Short-Term Investments (6.3%)[d]	Value
	Chariot Funding, LLC
5,455,000	0.120%, 2/1/2010	5,454,964
	Federal Home Loan Bank Discount Notes
4,500,000	0.045%, 2/2/2010	4,499,983
2,000,000	0.060%, 2/19/2010	1,999,933
4,500,000	0.200%, 3/17/2010[c]	4,498,869
	Federal Home Loan Mortgage Corporation Discount Notes
37,175,000	0.060%, 2/18/2010	37,173,823
	Federal National Mortgage Association Discount Notes
800,000	0.010%, 2/1/2010	800,000
2,000,000	0.075%, 3/1/2010	1,999,875
4,675,000	0.070%, 3/31/2010	4,674,455
	Park Avenue Receivables Corporation
4,175,000	0.120%, 2/1/2010	4,174,972

	Total Short-Term Investments (at amortized cost)	65,276,874

	Total Investments (cost $1,152,307,223) 100.2%	$1,026,828,497

	Other Assets and Liabilities, Net (0.2%)	(1,566,235)

	Total Net Assets 100.0%	$1,025,262,262

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	At January 29, 2010, $8,519,649 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,326,927
Gross unrealized depreciation	(131,805,653)

Net unrealized appreciation (depreciation)	($125,478,726)

Cost for federal income tax purposes	$1,152,307,223

The accompanying Notes to Schedule of Invesments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	593,574,256	593,574,256	–	–
Fixed Income Mutual Funds	227,744,140	227,744,140	–	–
Common Stock
Consumer Discretionary	13,498,643	13,498,643	–	–
Consumer Staples	5,470,814	5,470,814	–	–
Energy	12,677,302	12,677,302	–	–
Financials	16,730,155	16,730,155	–	–
Health Care	13,289,509	13,289,509	–	–
Industrials	13,220,561	13,220,561	–	–
Information Technology	21,061,065	21,061,065	–	–
Materials	6,451,357	6,451,357	–	–
Telecommunications Services	2,321,143	2,321,143	–	–
Utilities	3,601,689	3,601,689	–	–
Long-Term Fixed Income
Asset-Backed Securities	5,962,165	–	5,962,165	–
Collateralized Mortgage Obligations	6,048,884	–	6,048,884	–
Commercial Mortgage-Backed Securities	15,417,327	–	15,417,327	–
U.S. Government and Agencies	4,020,780	–	4,020,780	–
Preferred Stock
Financials	461,833	461,833	–	–
Short-Term Investments	65,276,874	–	65,276,874	–

Total	$1,026,828,497	$930,102,467	$96,726,030	$–

Other Financial Instruments*	($1,774,649)	($1,158,864)	($615,785)	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	305	March 2010	$23,854,279	$22,742,325	($1,111,954)
Russell 2000 Index Mini-Futures	299	March 2010	17,737,502	17,969,900	232,398
S&P 400 Index Mini-Futures	212	March 2010	14,818,323	14,867,560	49,237
S&P 500 Index Futures	49	March 2010	13,440,945	13,112,400	(328,545)
Total Futures Contracts					($1,158,864)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	$940,000	($89,129)	$9,377	($79,752)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	2,820,000	(251,475)	28,133	(223,342)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	940,000	(91,305)	9,378	(81,927)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	940,000	(88,119)	9,378	(78,741)
CDX HY, Series 12, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2014	1,410,000	(166,089)	14,066	(152,023)
Total Credit Default Swaps					$70,332	($615,785)

1	As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Real Estate Securities	$25,855,699	$993,524	$193,903	3,856,677	$28,423,712	$259,329
Partner Small Cap Growth	26,211,582	550,646	145,428	3,156,525	28,882,204	–
Partner Small Cap Value	24,653,053	762,898	145,428	2,135,481	26,757,573	212,252
Small Cap Stock	14,718,943	917,744	242,379	1,351,261	16,444,845	–
Mid Cap Growth	24,836,822	550,646	145,428	1,761,743	26,655,170	–
Partner Mid Cap Value	35,258,079	1,098,339	193,903	4,013,976	37,972,217	364,144
Mid Cap Stock	59,561,371	2,058,906	484,759	5,210,244	64,607,024	223,418
Partner Worldwide Allocation	41,513,316	3,669,908	775,614	5,736,994	43,773,265	733,129
Partner International Stock	91,908,705	2,003,773	–	10,392,001	91,969,208	2,003,773
Large Cap Growth	63,584,998	1,797,218	387,807	14,292,261	67,316,549	328,828
Large Cap Value	81,026,077	3,710,958	581,710	7,214,867	85,568,326	1,508,373
Large Cap Stock	63,026,376	2,166,937	387,807	3,400,972	66,591,025	698,547
Equity Income Plus	8,215,315	221,865	48,476	1,120,044	8,613,138	38,316
High Yield	55,409,958	2,111,374	242,379	12,807,042	58,784,324	1,194,925
Income	119,536,437	3,827,718	581,710	15,118,638	124,879,949	1,625,821
Limited Maturity Bond	42,435,720	1,510,718	290,855	3,569,220	44,079,867	409,476
Money Market	2,683,777	323,273	3,007,050	–	–	–
Total Value and Income Earned	780,436,228				821,318,396	9,600,331

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderate Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Mutual Funds (81.1%)	Value
Equity Mutual Funds (41.9%)
3,745,444	Thrivent Real Estate Securities Fund	$27,603,925
1,847,984	Thrivent Partner Small Cap Growth Fund[a]	16,909,050
2,041,631	Thrivent Partner Small Cap Value Fund	25,581,641
878,982	Thrivent Small Cap Stock Fund[a]	10,697,209
734,827	Thrivent Mid Cap Growth Fund[a]	11,117,937
2,417,617	Thrivent Partner Mid Cap Value Fund	22,870,656
3,176,322	Thrivent Mid Cap Stock Fund	39,386,390
4,304,019	Thrivent Partner Worldwide Allocation Fund	32,839,669
6,796,873	Thrivent Partner International Stock Fund	60,152,329
11,208,588	Thrivent Large Cap Growth Fund	52,792,450
6,532,228	Thrivent Large Cap Value Fund	77,472,230
1,903,471	Thrivent Large Cap Stock Fund	37,269,956
1,089,936	Thrivent Equity Income Plus Fund	8,381,610

	Total Equity Mutual Funds	423,075,052

Fixed Income Mutual Funds (39.2%)
12,041,646	Thrivent High Yield Fund	55,271,156
21,294,672	Thrivent Income Fund	175,893,993
13,355,545	Thrivent Limited Maturity Bond Fund	164,940,976

	Total Fixed Income Mutual Funds	396,106,125

	Total Mutual Funds (cost $905,597,148)	819,181,177

Shares	Common Stock (7.9%)	Value
Consumer Discretionary (1.0%)
2,600	Abercrombie & Fitch Company	82,004
3,377	Amazon.com, Inc.[a]	423,509
10,139	Autoliv, Inc.	434,051
3,508	Bally Technologies, Inc.[a]	139,162
4,200	Bed Bath & Beyond, Inc.[a]	162,540
2,812	Best Buy Company, Inc.	103,060
8,300	Brinker International, Inc.	135,456
2,680	Buffalo Wild Wings, Inc.[a]	125,451
9,175	Carnival Corporation[a]	305,803
11,000	CBS Corporation	142,230
18,322	Chico’s FAS, Inc.[a]	233,972
13,820	Comcast Corporation	218,771
1,441	Cooper Tire & Rubber Company	24,540
1,612	Deckers Outdoor Corporation[a]	158,250
4,674	Discovery Communications, Inc.[a]	138,631
4,220	Dollar Tree, Inc.[a]	208,974
18,670	Ford Motor Company[a]	202,383
2,598	Fortune Brands, Inc.	107,999
4,402	Fossil, Inc.[a]	143,725
15,200	Gap, Inc.	290,016
2,653	Guess ?, Inc.	105,351
18,794	Harman International Industries, Inc.	668,127
16,617	Home Depot, Inc.	465,442
22,654	International Game Technology	415,474
8,100	Jarden Corporation	246,888
4,294	Kohl’s Corporation[a]	216,289
4,400	Limited Brands, Inc.	83,688
6,949	Lincoln Educational Services[a]	143,983

Shares	Common Stock (7.9%)	Value
Consumer Discretionary (1.0%) - continued
4,273	LKQ Corporation[a]	$80,119
7,600	Lowe’s Companies, Inc.	164,540
15,472	Macy’s, Inc	246,469
23,749	Melco Crown Entertainment, Ltd. ADR[a]	84,784
4,050	Omnicom Group, Inc.	142,965
4,197	Panera Bread Company[a]	299,750
5,250	RadioShack Corporation	102,480
12,700	Scientific Games Corporation[a]	178,816
14,173	Shuffle Master, Inc.[a]	125,998
12,207	Target Corporation	625,853
5,410	Time Warner Cable, Inc.	235,822
22,610	Time Warner, Inc.	620,644
16,648	Toll Brothers, Inc.[a]	307,488
8,660	Walt Disney Company	255,903
2,072	Warner Music Group Corporation[a]	10,008
4,037	Winnebago Industries, Inc.[a]	48,242
9,772	WMS Industries, Inc.[a]	362,346

	Total Consumer Discretionary	10,017,996

Consumer Staples (0.4%)
12,025	Altria Group, Inc.	238,816
4,162	Casey’s General Stores, Inc.	127,690
6,746	CVS Caremark Corporation	218,368
8,640	Flowers Foods, Inc.	209,866
8,365	General Mills, Inc.	596,508
2,617	Herbalife, Ltd.	101,670
5,715	Kraft Foods, Inc.	158,077
8,716	Kroger Company	186,784
8,404	PepsiCo, Inc.	501,046
6,249	Philip Morris International, Inc.	284,392
6,981	Procter & Gamble Company	429,681
2,800	Sanderson Farms, Inc.	130,900
5,370	SYSCO Corporation	150,306
12,128	TreeHouse Foods, Inc.[a]	469,839
4,850	Unilever NV ADR	148,313
5,150	Walgreen Company	185,658

	Total Consumer Staples	4,137,914

Energy (1.0%)
21,343	Alpha Natural Resources, Inc.[a]	866,739
2,059	Atlas Energy, Inc.	62,285
20,000	Baker Hughes, Inc.	905,600
9,760	BP plc ADR	547,731
1,361	Cabot Oil & Gas Corporation	52,085
4,570	Carrizo Oil & Gas, Inc.[a]	109,680
7,607	Comstock Resources, Inc.[a]	296,597
21,951	ConocoPhillips	1,053,648
10,054	Devon Energy Corporation	672,713
7,039	EOG Resources, Inc.	636,466
8,927	Forest Oil Corporation[a]	215,319
5,363	Helmerich & Payne, Inc.	224,334
3,550	Hess Corporation	205,155
2,297	Holly Corporation	59,952
1,128	Massey Energy Company	43,451
25,043	Nabors Industries, Ltd.[a]	558,459
10,221	National Oilwell Varco, Inc.	418,039
3,307	Oil States International, Inc.[a]	121,830
28,601	Patterson-UTI Energy, Inc.	439,311
4,109	Petroleo Brasileiro SA ADR	166,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderate Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (7.9%)	Value
Energy (1.0%) - continued
2,733	Petroleum Development Corporation[a]	$57,284
3,123	Rosetta Resources, Inc.[a]	64,209
5,636	Schlumberger, Ltd.	357,661
9,492	Southwestern Energy Company[a]	407,017
9,086	Superior Energy Services, Inc.[a]	208,705
9,766	Tesco Corporation[a]	127,642
9,300	Ultra Petroleum Corporation[a]	427,242
17,570	Valero Energy Corporation	323,639
1,670	World Fuel Services Corporation	40,130

	Total Energy	9,669,625

Financials (1.2%)
3,602	ACE, Ltd.[a]	177,471
1,632	Affiliated Managers Group, Inc.[a]	98,850
9,442	Allstate Corporation	282,599
6,007	American Equity Investment Life Holding Company	44,091
11,865	Ameriprise Financial, Inc.	453,718
848	Aspen Insurance Holdings, Ltd.	22,582
19,833	Bank of America Corporation	301,065
10,360	Bank of New York Mellon Corporation	301,372
3,890	Capital One Financial Corporation	143,385
4,082	Cardinal Financial Corporation	38,085
5,152	Cash America International, Inc.	193,664
19,190	Charles Schwab Corporation	350,985
2,118	Colonial Properties Trust	23,319
5,369	Comerica, Inc.	185,284
4,065	Commerce Bancshares, Inc.	160,893
1,178	Dollar Financial Corporation[a]	26,564
18,219	Duke Realty Corporation	206,239
4,663	East West Bancorp, Inc.	76,613
3,030	Endurance Specialty Holdings, Ltd.	109,141
12,698	Equity One, Inc.	212,691
1,162	Everest Re Group, Ltd.	99,630
18,402	FBR Capital Markets Corporation[a]	112,436
14,814	Fifth Third Bancorp	184,286
8,733	First Niagara Financial Group, Inc.	119,904
4,978	Goldman Sachs Group, Inc.	740,328
1,098	Hancock Holding Company	44,952
6,030	Hanover Insurance Group, Inc.	255,793
5,273	Hartford Financial Services Group, Inc.	126,499
21,257	HCC Insurance Holdings, Inc.	576,065
1,649	Home Bancshares, Inc.	40,532
18,457	Host Hotels & Resorts, Inc.[a]	195,644
3,977	IntercontinentalExchange, Inc.[a]	379,724
2,900	iShares Russell 2000 Index Fund	174,551
32,150	J.P. Morgan Chase & Company	1,251,921
7,541	Lazard, Ltd.	290,630
4,655	MetLife, Inc.	164,415
12,975	Morgan Stanley	347,471
16,490	New York Community Bancorp, Inc.	247,845
4,088	Ocwen Financial Corporation[a]	37,446
2,191	Platinum Underwriters Holdings, Ltd.	79,446
4,157	Principal Financial Group, Inc.	95,819
2,934	Prosperity Bancshares, Inc.	118,299
3,100	Prudential Financial, Inc.	154,969

Shares	Common Stock (7.9%)	Value
Financials (1.2%) - continued
5,800	Senior Housing Property Trust	$120,930
4,833	Signature Bank[a]	167,125
5,545	State Street Corporation	237,770
14,120	Sunstone Hotel Investors, Inc.[a]	121,291
3,893	SVB Financial Group[a]	168,917
650	Symetra Financial Corporation[a]	8,353
4,100	T. Rowe Price Group, Inc.	203,442
9,447	Travelers Companies, Inc.	478,679
16,682	W.R. Berkley Corporation	405,873
2,167	Waddell & Reed Financial, Inc.	67,892
23,443	Washington Federal, Inc.	437,212
27,184	Wells Fargo & Company	772,841
3,534	Westamerica Bancorporation	196,420

	Total Financials	12,633,961

Health Care (1.0%)
1,839	Allergan, Inc.	105,743
4,043	American Medical Systems Holdings, Inc.[a]	77,626
2,543	Amgen, Inc.[a]	148,715
2,871	Beckman Coulter, Inc.	187,677
5,840	Biogen Idec, Inc.[a]	313,842
6,636	BioMarin Pharmaceutical, Inc.[a]	128,938
444	Bio-Rad Laboratories, Inc.[a]	41,372
13,600	Boston Scientific Corporation[a]	117,368
2,667	C.R. Bard, Inc.	221,068
1,563	Catalyst Health Solutions, Inc.[a]	61,473
6,344	Celgene Corporation[a]	360,212
850	Centene Corporation[a]	16,363
9,391	Community Health Systems, Inc.[a]	306,334
13,365	Coventry Health Care, Inc.[a]	305,791
16,233	Covidien, Ltd.	820,741
646	Dionex Corporation[a]	45,123
773	Emergency Medical Services Corporation[a]	40,590
7,836	Gilead Sciences, Inc.[a]	378,244
6,531	Healthsouth Corporation[a]	117,623
9,761	Hologic, Inc.[a]	147,098
1,331	ICON plc ADR[a]	33,062
23,644	King Pharmaceuticals, Inc.[a]	283,964
3,546	LHC Group, Inc.[a]	109,181
3,851	Lincare Holdings, Inc.[a]	141,794
5,778	Medco Health Solutions, Inc.[a]	355,231
4,195	Medicis Pharmaceutical Corporation	96,946
1,126	Mednax, Inc.[a]	64,024
7,804	Medtronic, Inc.	334,714
25,370	Merck & Company, Inc.	968,627
85,866	Pfizer, Inc.	1,602,260
1,371	RehabCare Group, Inc.[a]	39,841
3,109	Thermo Fisher Scientific, Inc.[a]	143,480
1,201	Thoratec Corporation[a]	34,048
4,268	United Therapeutics Corporation[a]	254,245
24,911	UnitedHealth Group, Inc.	822,063
3,328	Varian Medical Systems, Inc.[a]	167,365
6,790	Vertex Pharmaceuticals, Inc.[a]	260,736
2,941	Watson Pharmaceuticals, Inc.[a]	112,846

	Total Health Care	9,766,368

Industrials (0.9%)
4,441	3M Company	357,456
18,200	AMR Corporation[a]	125,944
4,240	Avery Dennison Corporation	137,842

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderate Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (7.9%)	Value
Industrials (0.9%) - continued
12,963	BE Aerospace, Inc.[a]	$290,760
6,204	Beacon Roofing Supply, Inc.[a]	104,227
2,817	Bucyrus International, Inc.	147,554
2,642	Caterpillar, Inc.	138,018
6,118	Chicago Bridge and Iron Company[a]	124,134
2,147	Copa Holdings SA	111,601
7,625	CSX Corporation	326,807
3,365	Danaher Corporation	240,093
3,633	Dover Corporation	155,783
7,186	Eaton Corporation	440,071
914	EMCOR Group, Inc.[a]	21,991
2,339	EnerSys[a]	45,587
7,171	FedEx Corporation	561,848
5,050	Foster Wheeler AGa	141,299
3,020	Gardner Denver, Inc.	120,347
1,073	Genco Shipping & Trading, Ltd.[a]	20,559
36,521	General Electric Company	587,258
4,147	Great Lakes Dredge & Dock Company	24,509
1,967	Griffon Corporation[a]	23,230
10,963	Honeywell International, Inc.	423,610
907	IDEX Corporation	25,596
5,808	Ingersoll-Rand plc	188,528
2,258	Knight Transportation, Inc.	40,870
848	Landstar System, Inc.	30,774
763	Lennox International, Inc.	29,162
25,594	Manitowoc Company, Inc.	278,975
9,345	Monster Worldwide, Inc.[a]	145,689
7,456	Navistar International Corporation[a]	275,797
15,516	Oshkosh Corporation	559,662
9,039	Parker Hannifin Corporation	505,370
2,295	Precision Castparts Corporation	241,549
7,703	Roper Industries, Inc.	385,766
7,100	Shaw Group, Inc.[a]	229,259
4,825	SmartHeat, Inc.[a]	54,957
8,710	Spirit Aerosystems Holdings, Inc.[a]	186,830
5,684	SPX Corporation	309,437
1,576	Sykes Enterprises, Inc.[a]	37,792
1,971	Teledyne Technologies, Inc.[a]	73,439
7,780	Textron, Inc.	151,943
1,034	Triumph Group, Inc.	52,662
2,400	United Parcel Service, Inc.	138,648
7,848	United Technologies Corporation	529,583
15,774	Werner Enterprises, Inc.	312,010
4,636	Woodward Governor Company	117,893

	Total Industrials	9,572,719

Information Technology (1.4%)
6,133	Akamai Technologies, Inc.[a]	151,485
4,600	Analog Devices, Inc.	124,016
5,002	Apple, Inc.[a]	960,984
9,600	Applied Materials, Inc.	116,928
141,151	Atmel Corporation[a]	654,941
6,348	Avnet, Inc.[a]	167,841
24,646	Cisco Systems, Inc.[a]	553,796
72,911	Compuware Corporation[a]	553,395
4,594	Comtech Group, Inc.[a]	29,218
7,800	Dell, Inc.[a]	100,620
6,307	EarthLink, Inc.	51,150
17,099	eBay, Inc.[a]	393,619
7,401	F5 Networks, Inc.[a]	365,831
5,947	Finisar Corporation[a]	61,254

Shares	Common Stock (7.9%)	Value
Information Technology (1.4%) - continued
22,230	FormFactor, Inc.[a]	$343,898
1,694	Google, Inc.[a]	896,837
16,620	Hewlett-Packard Company	782,303
24,746	Intel Corporation	480,072
7,067	International Business Machines Corporation	864,930
3,465	Jabil Circuit, Inc.	50,173
3,810	JDA Software Group, Inc.[a]	99,860
5,914	Juniper Networks, Inc.[a]	146,845
6,246	Lam Research Corporation[a]	206,180
19,544	Lattice Semiconductor Corporation[a]	50,619
5,721	Lender Processing Services, Inc.	221,746
900	MasterCard, Inc.	224,910
10,649	Maxim Integrated Products, Inc.	186,145
2,200	McAfee, Inc.[a]	82,940
1,700	Mellanox Technologies, Ltd.[a]	31,229
4,666	Mentor Graphics Corporation[a]	37,421
16,900	Micron Technology, Inc.[a]	147,368
28,650	Microsoft Corporation	807,357
16,400	Motorola, Inc.[a]	100,860
2,928	Multi-Fineline Electronix, Inc.[a]	69,891
2,200	NETAPP, Inc.[a]	64,086
5,811	Nokia Oyj ADR	79,553
12,160	Novellus Systems, Inc.[a]	254,144
3,769	Nuance Communications, Inc.[a]	56,610
19,900	ON Semiconductor Corporation[a]	143,479
31,877	Oracle Corporation	735,084
7,907	Polycom, Inc.[a]	177,354
3,087	QLogic Corporation[a]	53,066
13,763	QUALCOMM, Inc.	539,372
1,585	Research in Motion, Ltd.[a]	99,792
11,506	Skyworks Solutions, Inc.[a]	146,011
8,868	Smart Modular Technologies (WWH), Inc.[a]	53,917
3,659	Solera Holdings, Inc.	121,149
4,913	STEC, Inc.[a]	68,880
1,250	Sybase, Inc.[a]	50,838
7,808	Tellabs, Inc.[a]	50,205
65,625	Teradyne, Inc.[a]	612,938
10,996	Texas Instruments, Inc.	247,410
36,769	TIBCO Software, Inc.[a]	329,450
4,837	TTM Technologies, Inc.[a]	50,063
6,741	Tyco Electronics, Ltd.	167,716
17,135	Vishay Intertechnology, Inc.[a]	129,198
11,124	Xilinx, Inc.	262,304

	Total Information Technology	14,609,281

Materials (0.5%)
2,273	Air Products and Chemicals, Inc.	172,657
9,862	Albemarle Corporation	352,271
8,088	Ball Corporation	410,790
1,500	Cellu Tissue Holdings, Inc.[a]	16,650
369	CF Industries Holdings, Inc.	34,265
3,643	Domtar Corporation[a]	176,940
4,949	E.I. du Pont de Nemours and Company	161,387
724	FMC Corporation	36,881
2,477	Freeport-McMoRan Copper & Gold, Inc.	165,191
1,808	Innophos Holdings, Inc.	35,364
9,040	International Paper Company	207,106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderate Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (7.9%)	Value
Materials (0.5%) - continued
4,100	Newmont Mining Corporation	$175,726
3,250	Nucor Corporation	132,600
12,148	Owens-Illinois, Inc.[a]	330,669
28,978	Packaging Corporation of
	America	638,965
11,012	Pactiv Corporation[a]	248,321
6,126	Pan American Silver Corporation[a]	129,810
1,700	Potash Corporation of
	Saskatchewan, Inc.	168,895
2,561	PPG Industries, Inc.	150,279
1,851	Praxair, Inc.	139,417
2,176	RTI International Metals, Inc.[a]	53,856
9,471	Sealed Air Corporation	187,905
3,496	Silgan Holdings, Inc.	181,268
16,308	Steel Dynamics, Inc.	247,555

	Total Materials	4,554,768

Telecommunications Services (0.2%)
30,800	Alcatel-Lucent ADR[a]	102,564
7,866	American Tower Corporation[a]	333,912
14,802	AT&T, Inc.	375,379
3,050	NII Holdings, Inc.[a]	99,857
6,900	NTELOS Holdings Corporation	112,125
2,284	Syniverse Holdings, Inc.[a]	38,394
4,638	Telephone and Data Systems, Inc.	146,329
15,091	Verizon Communications, Inc.	443,977
9,640	Vodafone Group plc ADR	206,874

	Total Telecommunications Services	1,859,411

Utilities (0.3%)
4,400	Alliant Energy Corporation	137,280
13,350	American Electric Power
	Company, Inc.	462,577
959	American States Water Company	31,858
2,587	Avista Corporation	52,723
4,400	Cleco Corporation	114,048
6,439	DPL, Inc.	172,823
4,480	Entergy Corporation	341,869
4,640	Exelon Corporation	211,677
7,537	FirstEnergy Corporation	328,764
12,918	NV Energy, Inc.	148,815
11,185	Portland General Electric Company	218,108
6,936	Southwest Gas Corporation	191,919
5,125	UGI Corporation	125,614
1,900	UniSource Energy Corporation	58,406
6,590	Xcel Energy, Inc.	136,940

	Total Utilities	2,733,421

	Total Common Stock (cost $79,200,885)	79,555,464

Principal Amount	Long-Term Fixed Income (4.3%)	Value
Asset-Backed Securities (0.4%)
	GSAMP Trust
2,796,019	0.411%, 2/25/2010[b]	2,200,233
	J.P. Morgan Mortgage Trust
2,000,000	5.461%, 10/25/2036	1,686,094

Principal Amount	Long-Term Fixed Income (4.3%)	Value
	Asset-Backed Securities (0.4%) - continued
	Renaissance Home Equity Loan Trust
$1,000,000	6.011%, 5/25/2036	$595,097

	Total Asset-Backed Securities	4,481,424

Collateralized Mortgage Obligations (1.6%)
	Citigroup Mortgage Loan Trust, Inc.
929,916	5.500%, 11/25/2035	690,492
	Citimortgage Alternative Loan Trust
2,917,986	5.750%, 4/25/2037	2,169,639
	Countrywide Alternative Loan Trust
1,518,117	6.000%, 4/25/2036	1,382,050
661,047	6.000%, 1/25/2037	454,949
	Countrywide Home Loans
2,613,006	5.750%, 4/25/2037	2,039,493
	Deutsche Alt-A Securities, Inc.
735,035	5.500%, 10/25/2021	564,944
1,230,009	6.000%, 10/25/2021	749,521
	GSR Mortgage Loan Trust
2,834,545	0.421%, 2/25/2010[b]	2,185,103
	J.P. Morgan Mortgage Trust
1,716,933	5.799%, 6/25/2036	1,461,374
535,970	5.985%, 10/25/2036	458,507
	MASTR Alternative Loans Trust
683,357	6.500%, 7/25/2034	655,169
	Merrill Lynch Alternative Note Asset Trust
731,144	6.000%, 3/25/2037	393,339
	Sequoia Mortgage Trust
1,116,247	5.719%, 9/20/2046	424,462
	WaMu Mortgage Pass Through Certificates
646,639	5.920%, 9/25/2036	547,663
2,288,189	6.038%, 10/25/2036	1,912,106

	Total Collateralized Mortgage Obligations	16,088,811

Commercial Mortgage-Backed Securities (2.1%)
	Banc of America Commercial Mortgage, Inc.
3,500,000	5.356%, 10/10/2045	3,224,476
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	892,607
2,250,000	5.694%, 6/11/2050	2,111,395
	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates
3,500,000	5.617%, 10/15/2048	3,507,721
	Credit Suisse Mortgage Capital Certificates
800,000	5.467%, 9/15/2039	713,463
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,119,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderate Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (4.3%)	Value
Commercial Mortgage-Backed Securities (2.1%) - continued
	GS Mortgage Securities Corporation II
$1,800,000	4.761%, 7/10/2039	$1,720,730
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,000,000	5.814%, 6/12/2043	2,006,488
2,500,000	5.336%, 5/15/2047	2,260,653
	LB-UBS Commercial Mortgage Trust
3,100,000	5.866%, 9/15/2045	2,900,465
	Morgan Stanley Capital I, Inc.
1,025,000	4.970%, 4/14/2040	1,013,380

	Total Commercial Mortgage- Backed Securities	21,470,384

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
2,000,000	0.875%, 12/31/2010[c]	2,010,390

	Total U.S. Government and Agencies	2,010,390

	Total Long-Term Fixed Income (cost $41,507,532)	44,051,009

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
23,352	Bank of America Corporation, Convertible[a]	352,615

	Total Financials	352,615

	Total Preferred Stock (cost $357,149)	352,615

Principal Amount	Short-Term Investments (6.8%)[d]	Value
	Chariot Funding, LLC
5,615,000	0.120%, 2/1/2010	5,614,963
	Federal Home Loan Bank Discount Notes
15,000,000	0.040%, 2/10/2010	14,999,823
2,000,000	0.055%, 2/17/2010	1,999,945
11,000,000	0.069%, 2/19/2010	10,999,578
7,000,000	0.200%, 3/17/2010[c]	6,998,241
	Federal Home Loan Mortgage Corporation Discount Notes
1,800,000	0.020%, 2/17/2010	1,799,982
15,000,000	0.060%, 2/18/2010	14,999,525
	Federal National Mortgage Association Discount Notes
5,300,000	0.029%, 2/1/2010	5,299,991
2,150,000	0.110%, 4/14/2010	2,149,514

Principal Amount	Short-Term Investments (6.8%)[d]	Value
	Park Avenue Receivables Corporation
3,610,000	0.120%, 2/1/2010	$3,609,976

	Total Short-Term Investments (at amortized cost)	68,471,538

	Total Investments (cost $1,095,134,252) 100.1%	$1,011,611,803

	Other Assets and Liabilities, Net (0.1%)	(1,176,385)

	Total Net Assets 100.0%	$1,010,435,418

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	At January 29, 2010, $9,008,631 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,694,091
Gross unrealized depreciation	(90,216,540)

Net unrealized appreciation (depreciation)	($83,522,449)

Cost for federal income tax purposes	$1,095,134,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderate Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Moderate Allocation Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	423,075,052	423,075,052	–	–
Fixed Income Mutual Funds	396,106,125	396,106,125	–	–
Common Stock
Consumer Discretionary	10,017,996	10,017,996	–	–
Consumer Staples	4,137,914	4,137,914	–	–
Energy	9,669,625	9,669,625	–	–
Financials	12,633,961	12,633,961	–	–
Health Care	9,766,368	9,766,368	–	–
Industrials	9,572,719	9,572,719	–	–
Information Technology	14,609,281	14,609,281	–	–
Materials	4,554,768	4,554,768	–	–
Telecommunications Services	1,859,411	1,859,411	–	–
Utilities	2,733,421	2,733,421	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,481,424	–	4,481,424	–
Collateralized Mortgage Obligations	16,088,811	–	16,088,811	–
Commercial Mortgage-Backed Securities	21,470,384	–	21,470,384	–
U.S. Government and Agencies	2,010,390	–	2,010,390	–
Preferred Stock
Financials	352,615	352,615	–	–
Short-Term Investments	68,471,538	–	68,471,538	–

Total	$1,011,611,803	$899,089,256	$112,522,547	$–

Other Financial Instruments*	($1,727,171)	($1,111,387)	($615,785)	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	317	March 2010	$24,792,914	$23,637,105	($1,155,809)
Russell 2000 Index Mini-Futures	238	March 2010	14,118,815	14,303,800	184,985
S&P 400 Index Mini-Futures	232	March 2010	16,216,278	16,270,160	53,882
S&P 500 Index Futures	29	March 2010	7,954,845	7,760,400	(194,445)
Total Futures Contracts					($1,111,387)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	$940,000	($89,130)	$9,378	($79,752)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	2,820,000	(251,475)	28,133	(223,342)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	940,000	(91,305)	9,378	(81,927)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	940,000	(88,118)	9,377	(78,741)
CDX HY, Series 12, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2014	1,410,000	(166,089)	14,066	(152,023)
Total Credit Default Swaps					$70,332	($615,785)

1	As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Real Estate Securities	$25,079,047	$887,817	$78,662	3,745,444	$27,603,925	$251,688
Partner Small Cap Growth	15,307,978	318,065	39,331	1,847,984	16,909,050	–
Partner Small Cap Value	23,541,331	679,903	58,997	2,041,631	25,581,641	202,806
Small Cap Stock	9,593,845	477,097	58,997	878,982	10,697,209	–
Mid Cap Growth	10,386,865	159,032	19,666	734,827	11,117,937	–
Partner Mid Cap Value	21,022,847	854,645	78,662	2,417,617	22,870,656	218,515
Mid Cap Stock	36,298,485	1,090,352	117,993	3,176,322	39,386,390	136,159
Partner Worldwide Allocation	31,097,941	2,457,838	235,987	4,304,019	32,839,669	549,451
Partner International Stock	60,112,757	1,310,565	–	6,796,873	60,152,329	1,310,565
Large Cap Growth	49,876,270	1,212,052	117,993	11,208,588	52,792,450	257,858
Large Cap Value	73,298,859	3,114,336	216,321	6,532,228	77,472,230	1,364,981
Large Cap Stock	35,189,159	1,185,725	98,328	1,903,471	37,269,956	390,563
Equity Income Plus	7,987,166	196,300	19,666	1,089,936	8,381,610	37,268
High Yield	52,106,820	1,837,972	88,495	12,041,646	55,271,156	1,123,544
Income	168,146,686	5,149,870	353,980	21,294,672	175,893,993	2,288,257
Limited Maturity Bond	159,101,686	4,634,619	383,478	13,355,545	164,940,976	1,533,676
Money Market	804,349	2,054,511	2,858,860	–	–	–
Total Value and Income Earned	778,952,091				819,181,177	9,665,331

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Conservative Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Mutual Funds (78.9%)	Value
Equity Mutual Funds (26.9%)
966,147	Thrivent Real Estate Securities Fund	$7,120,501
604,418	Thrivent Partner Small Cap Value Fund	7,573,363
373,664	Thrivent Small Cap Stock Fund[a]	4,547,495
1,069,252	Thrivent Partner Mid Cap Value Fund	10,115,121
841,568	Thrivent Mid Cap Stock Fund	10,435,447
1,649,716	Thrivent Partner Worldwide Allocation Fund	12,587,332
1,716,271	Thrivent Partner International Stock Fund	15,189,000
2,379,082	Thrivent Large Cap Growth Fund	11,205,478
2,285,701	Thrivent Large Cap Value Fund	27,108,409
367,490	Thrivent Large Cap Stock Fund	7,195,453
446,839	Thrivent Equity Income Plus Fund	3,436,191

	Total Equity Mutual Funds	116,513,790

Fixed Income Mutual Funds (52.0%)
4,551,705	Thrivent High Yield Fund	20,892,328
6,633,711	Thrivent Income Fund	54,794,453
12,092,529	Thrivent Limited Maturity Bond Fund	149,342,730

	Total Fixed Income Mutual Funds	225,029,511

	Total Mutual Funds (cost $360,455,645)	341,543,301

Principal Amount	Long-Term Fixed Income (6.8%)	Value
Asset-Backed Securities (1.1%)
	GSAMP Trust
1,314,129	0.411%, 2/25/2010[b]	1,034,109
	J.P. Morgan Mortgage Trust
3,100,000	5.461%, 10/25/2036	2,613,446
	Renaissance Home Equity Loan Trust
1,600,000	6.011%, 5/25/2036	952,155

	Total Asset-Backed Securities	4,599,710

Collateralized Mortgage Obligations (1.4%)
	Citigroup Mortgage Loan Trust, Inc.
495,955	5.500%, 11/25/2035	368,263
	Citimortgage Alternative Loan Trust
1,500,679	5.750%, 4/25/2037	1,115,815
	Countrywide Alternative Loan Trust
352,558	6.000%, 1/25/2037	242,640
	Countrywide Home Loans
1,306,503	5.750%, 4/25/2037	1,019,747
	Deutsche Alt-A Securities, Inc.
392,019	5.500%, 10/25/2021	301,303
670,914	6.000%, 10/25/2021	408,830
	J.P. Morgan Mortgage Trust
285,850	5.985%, 10/25/2036	244,537
	MASTR Alternative Loans Trust
363,034	6.500%, 7/25/2034	348,058
	Merrill Lynch Alternative Note Asset Trust
389,943	6.000%, 3/25/2037	209,780

Principal Amount	Long-Term Fixed Income (6.8%)	Value
Collateralized Mortgage Obligations (1.4%) - continued
	Sequoia Mortgage Trust
$405,908	5.719%, 9/20/2046	$154,350
	WaMu Mortgage Pass Through Certificates
962,439	5.920%, 9/25/2036	815,126
817,687	6.038%, 10/25/2036	683,293

	Total Collateralized Mortgage Obligations	5,911,742

Commercial Mortgage-Backed Securities (4.0%)
	Banc of America Commercial Mortgage, Inc.
2,250,000	5.356%, 10/10/2045	2,072,878
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	892,607
950,000	5.694%, 6/11/2050	891,478
	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates
2,250,000	5.617%, 10/15/2048	2,254,963
	Credit Suisse Mortgage Capital Certificates
1,200,000	5.467%, 9/15/2039	1,070,195
	Greenwich Capital Commercial Funding Corporation
720,000	5.867%, 12/10/2049	596,803
	GS Mortgage Securities Corporation II
2,700,000	4.761%, 7/10/2039	2,581,095
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,000,000	5.814%, 6/12/2043	3,009,732
1,500,000	5.336%, 5/15/2047	1,356,391
	LB-UBS Commercial Mortgage Trust
1,100,000	5.866%, 9/15/2045	1,029,197
	Morgan Stanley Capital I, Inc.
1,550,000	4.970%, 4/14/2040	1,532,428

	Total Commercial Mortgage- Backed Securities	17,287,767

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
1,400,000	0.875%, 12/31/2010[c]	1,407,273

	Total U.S. Government and Agencies	1,407,273

	Total Long-Term Fixed Income (cost $27,139,870)	29,206,492

Shares	Common Stock (5.8%)	Value
Consumer Discretionary (0.7%)
700	Abercrombie & Fitch Company	22,078
832	Amazon.com, Inc.[a]	104,341
3,135	Autoliv, Inc.	134,209
1,558	Bally Technologies, Inc.[a]	61,806
1,100	Bed Bath & Beyond, Inc.[a]	42,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Conservative Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (5.8%)	Value
Consumer Discretionary (0.7%) - continued
706	Best Buy Company, Inc.	$25,875
2,200	Brinker International, Inc.	35,904
1,227	Buffalo Wild Wings, Inc.[a]	57,436
2,792	Carnival Corporation[a]	93,057
2,800	CBS Corporation	36,204
5,184	Chico’s FAS, Inc.[a]	66,200
4,610	Comcast Corporation	72,976
646	Cooper Tire & Rubber Company	11,001
633	Deckers Outdoor Corporation[a]	62,142
1,143	Discovery Communications, Inc.[a]	33,901
1,030	Dollar Tree, Inc.[a]	51,006
4,850	Ford Motor Company[a]	52,574
966	Fortune Brands, Inc.	40,157
2,055	Fossil, Inc.[a]	67,096
5,070	Gap, Inc.	96,735
1,170	Guess ?, Inc.	46,461
5,568	Harman International Industries, Inc.	197,942
5,539	Home Depot, Inc.	155,147
6,835	International Game Technology	125,354
3,041	Jarden Corporation	92,690
1,166	Kohl’s Corporation[a]	58,731
1,100	Limited Brands, Inc.	20,922
3,195	Lincoln Educational Services[a]	66,200
1,988	LKQ Corporation[a]	37,275
2,000	Lowe’s Companies, Inc.	43,300
5,157	Macy’s, Inc	82,151
6,200	Melco Crown Entertainment, Ltd. ADR[a]	22,134
1,350	Omnicom Group, Inc.	47,655
1,095	Panera Bread Company[a]	78,205
1,400	RadioShack Corporation	27,328
3,200	Scientific Games Corporation[a]	45,056
6,442	Shuffle Master, Inc.[a]	57,269
3,610	Target Corporation	185,085
1,800	Time Warner Cable, Inc.	78,462
7,537	Time Warner, Inc.	206,891
4,861	Toll Brothers, Inc.[a]	89,783
2,887	Walt Disney Company	85,311
925	Warner Music Group Corporation[a]	4,468
1,346	Winnebago Industries, Inc.[a]	16,085
2,493	WMS Industries, Inc.[a]	92,440

	Total Consumer Discretionary	3,129,613

Consumer Staples (0.3%)
4,008	Altria Group, Inc.	79,599
1,874	Casey’s General Stores, Inc.	57,494
2,249	CVS Caremark Corporation	72,800
2,185	Flowers Foods, Inc.	53,074
2,788	General Mills, Inc.	198,812
1,189	Herbalife, Ltd.	46,193
1,902	Kraft Foods, Inc.	52,609
2,229	Kroger Company	47,767
2,242	PepsiCo, Inc.	133,668
2,083	Philip Morris International, Inc.	94,797
1,850	Procter & Gamble Company	113,868
1,200	Sanderson Farms, Inc.	56,100
1,790	SYSCO Corporation	50,102
3,720	TreeHouse Foods, Inc.[a]	144,113
1,620	Unilever NV ADR	49,540

Shares	Common Stock (5.8%)	Value
Consumer Staples (0.3%) - continued
1,350	Walgreen Company	$48,668

	Total Consumer Staples	1,299,204

Energy (0.7%)
6,245	Alpha Natural Resources, Inc.[a]	253,609
936	Atlas Energy, Inc.	28,314
6,480	Baker Hughes, Inc.	293,414
3,250	BP plc ADR	182,390
618	Cabot Oil & Gas Corporation	23,651
2,523	Carrizo Oil & Gas, Inc.[a]	60,552
1,902	Comstock Resources, Inc.[a]	74,159
7,317	ConocoPhillips	351,216
3,190	Devon Energy Corporation	213,443
2,187	EOG Resources, Inc.	197,749
2,182	Forest Oil Corporation[a]	52,630
1,266	Helmerich & Payne, Inc.	52,957
900	Hess Corporation	52,011
1,044	Holly Corporation	27,248
513	Massey Energy Company	19,761
7,722	Nabors Industries, Ltd.[a]	172,201
2,815	National Oilwell Varco, Inc.	115,134
1,512	Oil States International, Inc.[a]	55,702
9,544	Patterson-UTI Energy, Inc.	146,596
1,116	Petroleo Brasileiro SA ADR	45,276
1,242	Petroleum Development Corporation[a]	26,032
1,419	Rosetta Resources, Inc.[a]	29,175
1,450	Schlumberger, Ltd.	92,017
2,398	Southwestern Energy Company[a]	102,826
2,425	Superior Energy Services, Inc.[a]	55,702
4,421	Tesco Corporation[a]	57,782
3,100	Ultra Petroleum Corporation[a]	142,414
5,220	Valero Energy Corporation	96,152
760	World Fuel Services Corporation	18,263

	Total Energy	3,038,376

Financials (1.0%)
1,201	ACE, Ltd.[a]	59,173
678	Affiliated Managers Group, Inc.[a]	41,066
3,147	Allstate Corporation	94,190
2,730	American Equity Investment Life Holding Company	20,038
3,955	Ameriprise Financial, Inc.	151,239
386	Aspen Insurance Holdings, Ltd.	10,279
6,608	Bank of America Corporation	100,309
3,450	Bank of New York Mellon Corporation	100,361
1,300	Capital One Financial Corporation	47,918
1,855	Cardinal Financial Corporation	17,307
2,396	Cash America International, Inc.	90,066
5,560	Charles Schwab Corporation	101,692
963	Colonial Properties Trust	10,603
1,790	Comerica, Inc.	61,773
937	Commerce Bancshares, Inc.	37,086
545	Dollar Financial Corporation[a]	12,290
6,655	Duke Realty Corporation	75,335
2,119	East West Bancorp, Inc.	34,815
1,396	Endurance Specialty Holdings, Ltd.	50,284
3,175	Equity One, Inc.	53,181
387	Everest Re Group, Ltd.	33,181
8,310	FBR Capital Markets Corporation[a]	50,774
4,938	Fifth Third Bancorp	61,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Conservative Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (5.8%)	Value
Financials (1.0%) - continued
3,970	First Niagara Financial Group, Inc.	$54,508
1,430	Goldman Sachs Group, Inc.	212,670
499	Hancock Holding Company	20,429
1,761	Hanover Insurance Group, Inc.	74,702
1,758	Hartford Financial Services Group, Inc.	42,174
5,705	HCC Insurance Holdings, Inc.	154,606
750	Home Bancshares, Inc.	18,435
4,639	Host Hotels & Resorts, Inc.[a]	49,173
1,024	IntercontinentalExchange, Inc.[a]	97,772
1,300	iShares Russell 2000 Index Fund	78,247
10,232	J.P. Morgan Chase & Company	398,434
1,873	Lazard, Ltd.	72,185
1,552	MetLife, Inc.	54,817
4,328	Morgan Stanley	115,904
4,098	New York Community Bancorp, Inc.	61,593
1,858	Ocwen Financial Corporation[a]	17,019
968	Platinum Underwriters Holdings, Ltd.	35,100
1,386	Principal Financial Group, Inc.	31,947
1,297	Prosperity Bancshares, Inc.	52,295
1,050	Prudential Financial, Inc.	52,490
2,600	Senior Housing Property Trust	54,210
2,161	Signature Bank[a]	74,727
1,845	State Street Corporation	79,114
6,409	Sunstone Hotel Investors, Inc.[a]	55,053
1,321	SVB Financial Group[a]	57,318
300	Symetra Financial Corporation[a]	3,855
1,100	T. Rowe Price Group, Inc.	54,582
3,149	Travelers Companies, Inc.	159,560
4,146	W.R. Berkley Corporation	100,872
985	Waddell & Reed Financial, Inc.	30,860
7,380	Washington Federal, Inc.	137,637
8,495	Wells Fargo & Company	241,513
834	Westamerica Bancorporation	46,354

	Total Financials	4,104,544

Health Care (0.7%)
523	Allergan, Inc.	30,073
1,829	American Medical Systems Holdings, Inc.[a]	35,117
703	Amgen, Inc.[a]	41,111
894	Beckman Coulter, Inc.	58,441
1,950	Biogen Idec, Inc.[a]	104,793
1,634	BioMarin Pharmaceutical, Inc.[a]	31,749
202	Bio-Rad Laboratories, Inc.[a]	18,822
3,600	Boston Scientific Corporation[a]	31,068
592	C.R. Bard, Inc.	49,071
710	Catalyst Health Solutions, Inc.[a]	27,924
1,646	Celgene Corporation[a]	93,460
400	Centene Corporation[a]	7,700
2,373	Community Health Systems, Inc.[a]	77,407
3,316	Coventry Health Care, Inc.[a]	75,870
4,740	Covidien, Ltd.	239,654
294	Dionex Corporation[a]	20,536
333	Emergency Medical Services Corporation[a]	17,486
2,087	Gilead Sciences, Inc.[a]	100,739
2,914	Healthsouth Corporation[a]	52,481
2,440	Hologic, Inc.[a]	36,771
605	ICON plc ADR[a]	15,028
6,824	King Pharmaceuticals, Inc.[a]	81,956
1,593	LHC Group, Inc.[a]	49,048

Shares	Common Stock (5.8%)	Value
Health Care (0.7%) - continued
1,723	Lincare Holdings, Inc.[a]	$63,441
1,560	Medco Health Solutions, Inc.[a]	95,909
1,816	Medicis Pharmaceutical Corporation	41,968
512	Mednax, Inc.[a]	29,112
2,605	Medtronic, Inc.	111,728
7,860	Merck & Company, Inc.	300,095
27,106	Pfizer, Inc.	505,798
614	RehabCare Group, Inc.[a]	17,843
850	Thermo Fisher Scientific, Inc.[a]	39,228
546	Thoratec Corporation[a]	15,479
1,319	United Therapeutics Corporation[a]	78,573
7,849	UnitedHealth Group, Inc.	259,017
857	Varian Medical Systems, Inc.[a]	43,099
1,698	Vertex Pharmaceuticals, Inc.[a]	65,203
1,710	Watson Pharmaceuticals, Inc.[a]	65,613

	Total Health Care	3,028,411

Industrials (0.7%)
1,480	3M Company	119,125
4,800	AMR Corporation[a]	33,216
1,410	Avery Dennison Corporation	45,839
4,266	BE Aerospace, Inc.[a]	95,686
2,784	Beacon Roofing Supply, Inc.[a]	46,771
1,280	Bucyrus International, Inc.	67,046
881	Caterpillar, Inc.	46,023
2,808	Chicago Bridge and Iron Company[a]	56,974
976	Copa Holdings SA	50,733
2,100	CSX Corporation	90,006
878	Danaher Corporation	62,645
904	Dover Corporation	38,764
2,229	Eaton Corporation	136,504
415	EMCOR Group, Inc.[a]	9,985
1,063	EnerSys[a]	20,718
2,234	FedEx Corporation	175,034
1,300	Foster Wheeler AGa	36,374
1,591	Gardner Denver, Inc.	63,401
488	Genco Shipping & Trading, Ltd.[a]	9,350
11,404	General Electric Company	183,376
1,885	Great Lakes Dredge & Dock Company	11,140
894	Griffon Corporation[a]	10,558
3,430	Honeywell International, Inc.	132,535
412	IDEX Corporation	11,627
1,936	Ingersoll-Rand plc	62,843
1,026	Knight Transportation, Inc.	18,571
386	Landstar System, Inc.	14,008
347	Lennox International, Inc.	13,262
7,600	Manitowoc Company, Inc.	82,840
4,157	Monster Worldwide, Inc.[a]	64,808
1,839	Navistar International Corporation[a]	68,025
3,904	Oshkosh Corporation	140,817
2,687	Parker Hannifin Corporation	150,230
574	Precision Castparts Corporation	60,414
1,876	Roper Industries, Inc.	93,950
1,800	Shaw Group, Inc.[a]	58,122
2,229	SmartHeat, Inc.[a]	25,388
2,900	Spirit Aerosystems Holdings, Inc.[a]	62,205
1,371	SPX Corporation	74,637
716	Sykes Enterprises, Inc.[a]	17,170
896	Teledyne Technologies, Inc.[a]	33,385
2,590	Textron, Inc.	50,583

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Conservative Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (5.8%)	Value
Industrials (0.7%) - continued
470	Triumph Group, Inc.	$23,937
600	United Parcel Service, Inc.	34,662
2,412	United Technologies Corporation	162,762
3,968	Werner Enterprises, Inc.	78,487
2,062	Woodward Governor Company	52,437

	Total Industrials	2,996,973

Information Technology (1.0%)
1,483	Akamai Technologies, Inc.[a]	36,630
1,200	Analog Devices, Inc.	32,352
1,267	Apple, Inc.[a]	243,416
2,500	Applied Materials, Inc.	30,450
42,956	Atmel Corporation[a]	199,316
2,116	Avnet, Inc.[a]	55,947
6,424	Cisco Systems, Inc.[a]	144,347
22,493	Compuware Corporation[a]	170,722
2,088	Comtech Group, Inc.[a]	13,280
2,000	Dell, Inc.[a]	25,800
2,867	EarthLink, Inc.	23,251
4,275	eBay, Inc.[a]	98,411
2,350	F5 Networks, Inc.[a]	116,161
2,703	Finisar Corporation[a]	27,841
5,508	FormFactor, Inc.[a]	85,209
482	Google, Inc.[a]	255,180
4,990	Hewlett-Packard Company	234,879
6,548	Intel Corporation	127,031
2,356	International Business Machines Corporation	288,351
1,575	Jabil Circuit, Inc.	22,806
1,741	JDA Software Group, Inc.[a]	45,632
1,504	Juniper Networks, Inc.[a]	37,344
2,082	Lam Research Corporation[a]	68,727
8,884	Lattice Semiconductor Corporation[a]	23,010
2,059	Lender Processing Services, Inc.	79,807
200	MasterCard, Inc.	49,980
2,637	Maxim Integrated Products, Inc.	46,095
600	McAfee, Inc.[a]	22,620
773	Mellanox Technologies, Ltd.[a]	14,200
2,121	Mentor Graphics Corporation[a]	17,010
4,400	Micron Technology, Inc.[a]	38,368
8,130	Microsoft Corporation	229,103
4,300	Motorola, Inc.[a]	26,445
1,267	Multi-Fineline Electronix, Inc.[a]	30,243
600	NETAPP, Inc.[a]	17,478
1,937	Nokia Oyj ADR	26,518
3,115	Novellus Systems, Inc.[a]	65,103
1,713	Nuance Communications, Inc.[a]	25,729
5,200	ON Semiconductor Corporation[a]	37,492
9,473	Oracle Corporation	218,447
2,027	Polycom, Inc.[a]	45,466
1,403	QLogic Corporation[a]	24,118
3,581	QUALCOMM, Inc.	140,339
414	Research in Motion, Ltd.[a]	26,065
5,212	Skyworks Solutions, Inc.[a]	66,140
4,094	Smart Modular Technologies (WWH), Inc.[a]	24,892
1,636	Solera Holdings, Inc.	54,168
1,350	STEC, Inc.[a]	18,927
568	Sybase, Inc.[a]	23,101
3,549	Tellabs, Inc.[a]	22,820
19,567	Teradyne, Inc.[a]	182,756
3,665	Texas Instruments, Inc.	82,463
13,250	TIBCO Software, Inc.[a]	118,720

Shares	Common Stock (5.8%)	Value
Information Technology (1.0%) - continued
2,199	TTM Technologies, Inc.[a]	$22,760
2,247	Tyco Electronics, Ltd.	55,905
7,689	Vishay Intertechnology, Inc.[a]	57,975
2,780	Xilinx, Inc.	65,552

	Total Information Technology	4,382,898

Materials (0.3%)
637	Air Products and Chemicals, Inc.	48,387
2,734	Albemarle Corporation	97,658
1,972	Ball Corporation	100,158
700	Cellu Tissue Holdings, Inc.[a]	7,770
168	CF Industries Holdings, Inc.	15,601
1,214	Domtar Corporation[a]	58,964
1,650	E.I. du Pont de Nemours and Company	53,807
329	FMC Corporation	16,759
652	Freeport-McMoRan Copper & Gold, Inc.	43,482
822	Innophos Holdings, Inc.	16,078
3,010	International Paper Company	68,959
1,100	Newmont Mining Corporation	47,146
1,080	Nucor Corporation	44,064
2,987	Owens-Illinois, Inc.[a]	81,306
8,883	Packaging Corporation of America	195,870
3,106	Pactiv Corporation[a]	70,040
2,794	Pan American Silver Corporation[a]	59,205
500	Potash Corporation of Saskatchewan, Inc.	49,675
857	PPG Industries, Inc.	50,289
617	Praxair, Inc.	46,472
989	RTI International Metals, Inc.[a]	24,478
3,157	Sealed Air Corporation	62,635
974	Silgan Holdings, Inc.	50,502
4,140	Steel Dynamics, Inc.	62,845

	Total Materials	1,372,150

Telecommunications Services (0.2%)
8,100	Alcatel-Lucent ADR[a]	26,973
2,055	American Tower Corporation[a]	87,235
4,934	AT&T, Inc.	125,126
800	NII Holdings, Inc.[a]	26,192
3,100	NTELOS Holdings Corporation	50,375
1,038	Syniverse Holdings, Inc.[a]	17,449
1,184	Telephone and Data Systems, Inc.	37,355
5,027	Verizon Communications, Inc.	147,894
3,210	Vodafone Group plc ADR	68,887

	Total Telecommunications Services	587,486

Utilities (0.2%)
1,150	Alliant Energy Corporation	35,880
4,450	American Electric Power Company, Inc.	154,192
436	American States Water Company	14,484
1,176	Avista Corporation	23,967
2,000	Cleco Corporation	51,840
1,610	DPL, Inc.	43,212
1,396	Entergy Corporation	106,529
1,550	Exelon Corporation	70,711
2,377	FirstEnergy Corporation	103,685
3,204	NV Energy, Inc.	36,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Conservative Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (5.8%)	Value
Utilities (0.2%) - continued
3,266	Portland General Electric Company	$63,687
2,989	Southwest Gas Corporation	82,705
1,231	UGI Corporation	30,172
900	UniSource Energy Corporation	27,666
2,197	Xcel Energy, Inc.	45,654

	Total Utilities	891,294

	Total Common Stock (cost $24,550,796)	24,830,949

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
6,771	Bank of America Corporation, Convertible[a]	102,242

	Total Financials	102,242

	Total Preferred Stock (cost $103,075)	102,242

Principal Amount	Short-Term Investments (8.6%)[d]	Value
	Chariot Funding, LLC
5,365,000	0.120%, 2/1/2010	5,364,964
	Federal Home Loan Bank Discount Notes
5,000,000	0.040%, 2/10/2010	4,999,941
2,000,000	0.200%, 3/17/2010[c]	1,999,498
	Federal Home Loan Mortgage Corporation Discount Notes
5,800,000	0.030%, 2/22/2010	5,799,889
	Federal National Mortgage Association Discount Notes
11,000,000	0.030%, 2/1/2010	10,999,982
	Park Avenue Receivables Corporation
7,965,000	0.120%, 2/1/2010	7,964,947

	Total Short-Term Investments (at amortized cost)	37,129,221

	Total Investments (cost $449,378,607) 100.1%	$432,812,205

	Other Assets and Liabilities, Net (0.1%)	(293,739)

	Total Net Assets 100.0%	$432,518,466

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	At January 29, 2010, $3,406,771 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,619,969
Gross unrealized depreciation	(21,186,371)

Net unrealized appreciation (depreciation)	($16,566,402)

Cost for federal income tax purposes	$449,378,607

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Conservative Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	116,513,790	116,513,790	–	–
Fixed Income Mutual Funds	225,029,511	225,029,511	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,599,710	–	4,599,710	–
Collateralized Mortgage Obligations	5,911,742	–	5,911,742	–
Commercial Mortgage-Backed Securities	17,287,767	–	17,287,767	–
U.S. Government and Agencies	1,407,273	–	1,407,273	–
Common Stock
Consumer Discretionary	3,129,613	3,129,613	–	–
Consumer Staples	1,299,204	1,299,204	–	–
Energy	3,038,376	3,038,376	–	–
Financials	4,104,544	4,104,544	–	–
Health Care	3,028,411	3,028,411	–	–
Industrials	2,996,973	2,996,973	–	–
Information Technology	4,382,898	4,382,898	–	–
Materials	1,372,150	1,372,150	–	–
Telecommunications Services	587,486	587,486	–	–
Utilities	891,294	891,294	–	–
Preferred Stock
Financials	102,242	102,242	–	–
Short-Term Investments	37,129,221	–	37,129,221	–
Total	$432,812,205	$366,476,492	$66,335,713	$–

Other Financial Instruments*	($684,407)	($478,447)	($205,960)	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	75	March 2010	$5,865,776	$5,592,375	($273,401)
Russell 2000 Index Mini-Futures	64	March 2010	3,796,656	3,846,400	49,744
S&P 500 Index Futures	38	March 2010	10,423,590	10,168,800	(254,790)
Total Futures Contracts					($478,447)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Conservative Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	$940,000	($83,824)	$9,377	($74,447)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	470,000	(44,565)	4,689	(39,876)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	470,000	(45,652)	4,689	(40,963)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	470,000	(55,363)	4,689	(50,674)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$23,444	($205,960)

1	As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Real Estate Securities	$6,104,427	$682,893	$79,335	966,147	$7,120,501	$63,455
Partner Small Cap Value	6,833,744	369,272	39,668	604,418	7,573,363	59,553
Small Cap Stock	3,869,246	464,578	59,501	373,664	4,547,495	–
Partner Mid Cap Value	9,275,400	406,185	39,668	1,069,252	10,115,121	96,467
Mid Cap Stock	9,321,846	655,056	79,335	841,568	10,435,447	35,618
Partner Worldwide Allocation	11,494,368	1,446,171	158,670	1,649,716	12,587,332	207,295
Partner International Stock	15,179,007	330,929	–	1,716,271	15,189,000	330,929
Large Cap Growth	10,248,419	673,453	79,335	2,379,082	11,205,478	54,015
Large Cap Value	25,006,393	1,866,333	178,504	2,285,701	27,108,409	472,598
Large Cap Stock	6,666,240	384,517	39,668	367,490	7,195,453	74,798
Equity Income Plus	3,200,770	169,993	19,834	446,839	3,436,191	15,134
High Yield	19,140,061	1,346,764	119,003	4,551,705	20,892,328	418,067
Income	51,154,503	3,026,105	297,507	6,633,711	54,794,453	703,514
Limited Maturity Bond	141,143,815	7,566,872	793,352	12,092,529	149,342,730	1,372,662
Money Market	1,811,651	3,441,221	5,252,872	–	–	–
Total Value and Income Earned	320,449,890				341,543,301	3,904,105

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Partner Small Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (15.7%)
8,400	7 Days Group Holdings, Ltd. ADR[a]	$101,556
5,890	AnnTaylor Stores Corporation[a]	73,978
82,890	ArvinMeritor, Inc.[a]	803,204
8,720	Asbury Automotive Group, Inc.[a]	96,530
7,170	Boyd Gaming Corporation[a]	55,926
10,130	California Pizza Kitchen, Inc.[a]	139,794
15,270	Capella Education Company[a]	1,120,513
12,090	Chico’s FAS, Inc.[a]	154,389
8,220	Citi Trends, Inc.[a]	255,889
10,040	Cooper Tire & Rubber Company	170,981
2,690	Cracker Barrel Old Country Store, Inc.	99,422
111,330	Crocs, Inc.[a,b]	818,275
2,180	Deckers Outdoor Corporation[a]	214,011
33,340	DineEquity, Inc.[a,b]	758,152
52,870	Finish Line, Inc.	586,328
35,430	Fuqi International, Inc.[a,b]	582,823
37,670	Gaylord Entertainment Company[a,b]	724,771
5,180	G-III Apparel Group, Ltd.[a]	90,184
2,960	Imax Corporation[a]	37,888
17,050	J. Crew Group, Inc.[a]	668,531
3,320	Joseph A. Bank Clothiers, Inc.[a]	139,141
80,460	Orient-Express Hotels, Ltd.[a]	785,290
25,610	Ryland Group, Inc.	570,079
128,440	Saks, Inc.[a,b]	827,154
4,030	Skechers USA, Inc.[a]	113,082
33,960	Tempur-Pedic International, Inc.[a]	845,264
71,510	Texas Roadhouse, Inc.[a]	831,661
42,730	True Religion Apparel, Inc.[a,b]	825,116
18,900	Tupperware Brands Corporation	802,494
2,530	Vitacost.com, Inc.[a]	25,047
22,800	Warnaco Group, Inc.[a]	882,816
15,470	WMS Industries, Inc.[a]	573,628

	Total Consumer Discretionary	14,773,917

Consumer Staples (3.1%)
21,890	Central European Distribution Corporation[a]	701,574
5,720	Chattem, Inc.[a]	534,591
2,520	Green Mountain Coffee Roasters, Inc.[a]	213,746
18,350	Lance, Inc.	408,104
3,990	TreeHouse Foods, Inc.[a]	154,573
35,070	United Natural Foods, Inc.[a]	950,748

	Total Consumer Staples	2,963,336

Energy (3.5%)
20,870	Arena Resources, Inc.[a]	800,156
11,170	Brigham Exploration Company[a]	145,657
6,120	Carrizo Oil & Gas, Inc.[a]	146,880
103,640	Key Energy Services, Inc.[a]	1,002,199
25,180	Rex Energy Corporation[a]	311,980
31,990	Swift Energy Company[a]	801,669
6,620	Willbros Group, Inc.[a]	101,220

	Total Energy	3,309,761

Financials (5.4%)
8,450	American Physicians Capital, Inc.	234,572
28,190	Artio Global Investors, Inc.[a]	691,219
23,710	Bank of the Ozarks, Inc.	702,527
57,770	Boston Private Financial Holdings, Inc.	414,211

Shares	Common Stock (96.9%)	Value
Financials (5.4%) - continued
2,830	IBERIABANK Corporation	$151,235
74,250	MF Global Holdings, Ltd.[a,b]	486,338
62,260	National Financial Partners[a]	526,097
41,670	Radian Group, Inc.[b]	267,938
12,260	Stifel Financial Corporation[a]	641,198
26,410	Symetra Financial Corporation[a]	339,368
14,450	Tanger Factory Outlet Centers, Inc.	553,435
4,960	Umpqua Holdings Corporation	61,306

	Total Financials	5,069,444

Health Care (23.9%)
36,720	Acorda Therapeutics, Inc.[a]	1,027,426
3,940	Alexion Pharmaceuticals, Inc.[a]	182,698
42,140	Align Technology, Inc.[a]	790,125
7,070	Amedisys, Inc.[a]	388,497
35,220	AMERIGROUP Corporation[a]	896,349
2,480	Bio-Reference Laboratories, Inc.[a]	93,744
4,740	Catalyst Health Solutions, Inc.[a]	186,424
19,720	Emergency Medical Services Corporation[a]	1,035,497
45,660	ev3, Inc.[a]	665,723
7,100	Facet Biotech Corporation[a]	111,825
42,900	Healthsouth Corporation[a]	772,629
9,770	HMS Holding Corporation[a]	440,529
42,420	Human Genome Sciences, Inc.[a]	1,122,857
33,730	ICON plc ADR[a]	837,853
39,120	Immucor, Inc.[a]	725,676
43,710	Impax Laboratories, Inc.[a]	581,343
2,020	Integra LifeSciences Holdings Corporation[a]	77,568
22,900	InterMune, Inc.[a,b]	357,469
6,380	Kendle International, Inc.[a]	129,131
33,560	MedAssets, Inc.[a]	679,254
9,530	Medivation Inc.[a,b]	317,254
10,400	Mednax, Inc.[a]	591,344
4,560	Momenta Pharmaceuticals, Inc.[a]	66,530
9,680	Onyx Pharmaceuticals, Inc.[a]	278,397
9,170	Orthofix International NVa	276,292
8,850	OSI Pharmaceuticals, Inc.[a]	302,847
5,420	Par Pharmaceutical Companies, Inc.[a]	142,654
48,300	PAREXEL International Corporation[a]	934,122
12,910	Perrigo Company	571,655
3,400	PSS World Medical, Inc.[a]	69,768
33,877	Psychiatric Solutions, Inc.[a]	746,988
12,180	Quality Systems, Inc.[b]	627,757
18,030	Regeneron Pharmaceuticals, Inc.[a]	480,680
22,240	Salix Pharmaceuticals, Ltd.[a]	650,742
40,360	Savient Pharmaceuticals, Inc.[a,b]	517,819
32,690	Seattle Genetics, Inc.[a]	337,361
14,130	SXC Health Solutions Corporation[a]	665,806
10,400	Teleflex, Inc.	594,464
225,800	Tenet Healthcare Corporation[a]	1,250,932
23,400	United Therapeutics Corporation[a]	1,393,938
1,150	Vermillion, Inc.[a]	27,025
11,750	West Pharmaceutical Services, Inc.	426,878
5,040	Wright Medical Group, Inc.[a]	90,115

	Total Health Care	22,463,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Partner Small Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (96.9%)	Value
Industrials (9.4%)
3,690	Aerovironment, Inc.[a]	$125,718
3,000	American Science & Engineering, Inc.	232,920
15,020	American Superconductor Corporation[a,b]	571,060
4,000	Atlas Air Worldwide Holdings, Inc.[a]	146,680
7,200	Bucyrus International, Inc.	377,136
17,210	CBIZ, Inc.[a]	124,773
3,210	Clean Harbors, Inc.[a]	183,805
2,650	Consolidated Graphics, Inc.[a]	89,438
19,010	Copa Holdings SA	988,140
3,590	Cubic Corporation	140,189
89,930	Ener1, Inc.[a,b]	363,317
22,830	EnPro Industries, Inc.[a]	555,911
24,590	Genesee & Wyoming, Inc.[a]	724,667
18,300	Hub Group, Inc.[a]	441,213
10,560	Huron Consulting Group, Inc.[a]	251,750
54,100	Kforce, Inc.[a]	723,317
24,340	Mobile Mini, Inc.[a]	341,977
7,180	Nordson Corporation	405,957
13,520	Trina Solar, Ltd. ADR[a,b]	296,494
2,940	Triumph Group, Inc.	149,734
31,480	TrueBlue, Inc.[a]	456,775
2,360	United Stationers, Inc.[a]	128,762
13,040	Watsco, Inc.	625,398
13,670	WESCO International, Inc.[a]	378,932

	Total Industrials	8,824,063

Information Technology (28.9%)
13,020	3PAR, Inc.[a,b]	125,903
21,500	Actuate Corporation[a]	107,285
34,430	ADTRAN, Inc.	729,916
7,170	ANSYS, Inc.[a]	300,136
15,830	Archipelago Learning, Inc.[a]	282,724
89,570	Ariba, Inc.[a]	1,127,686
38,150	AsiaInfo Holdings, Inc.[a]	911,785
52,210	Atheros Communications, Inc.[a]	1,674,375
37,660	Blue Coat Systems, Inc.[a]	928,319
7,850	Bottomline Technologies, Inc.[a]	135,805
4,700	Cavium Networks, Inc.[a]	101,567
2,760	Cirrus Logic, Inc.[a]	18,823
22,270	Compellent Technologies, Inc.[a]	442,728
7,950	Comtech Group, Inc.[a]	50,562
4,450	Comtech Telecommunications Corporation[a]	157,352
79,510	CyberSource Corporation[a]	1,437,541
14,650	Cymer, Inc.[a]	459,570
29,830	DealerTrack Holdings, Inc.[a]	536,045
30,560	Diodes, Inc.[a]	509,741
7,770	Ebix, Inc.[a,b]	112,510
8,360	Fairchild Semiconductor International, Inc.[a]	75,073
39,930	GSI Commerce, Inc.[a]	908,807
3,250	Hittite Microwave Corporation[a]	120,835
8,610	Kenexa Corporation[a]	85,411
4,980	Maxwell Technologies, Inc.[a]	72,708
18,570	Mercadolibre, Inc.[a]	706,217
1,570	MicroStrategy, Inc.[a]	147,140
47,040	Net 1 UEPS Technology, Inc.[a]	841,075
9,990	Netezza Corporation[a]	90,809
28,210	Netlogic Microsystems, Inc.[a,b]	1,155,482
5,230	NetScout Systems, Inc.[a]	73,429
72,500	Palm, Inc.[a,b]	753,275

Shares	Common Stock (96.9%)	Value
Information Technology (28.9%) - continued
46,340	Plexus Corporation[a]	$1,576,023
127,590	PMC-Sierra, Inc.[a]	1,014,340
3,980	Power Integrations, Inc.	124,216
18,130	Riverbed Technology, Inc.[a]	406,475
2,890	Rubicon Technology, Inc.[a,b]	45,604
13,370	Sanmina-SCI Corporation[a]	176,484
41,800	Semtech Corporation[a]	626,164
37,340	Solarwinds, Inc.[a,b]	725,516
43,940	Sourcefire, Inc.[a]	916,149
33,080	SuccessFactors, Inc.[a]	539,204
30,870	Taleo Corporation[a]	626,970
3,430	Telvent GIT SA	123,549
115,740	Teradyne, Inc.[a]	1,081,012
4,430	Tyler Technologies, Inc.[a]	82,974
39,630	Ultratech, Inc.[a]	540,553
31,850	Varian Semiconductor Equipment Associates, Inc.[a]	934,160
59,600	Verigy, Ltd.[a]	646,064
15,550	VistaPrint NVa	870,955
55,430	Vocus, Inc.[a]	893,532
6,560	Xyratex, Ltd.[a]	89,938

	Total Information Technology	27,220,516

Materials (5.9%)
38,390	AK Steel Holding Corporation	780,853
47,090	Century Aluminum Company[a]	533,059
2,460	Domtar Corporation[a]	119,482
19,250	Huntsman Corporation	234,658
11,520	Schweitzer-Mauduit International, Inc.	866,765
84,290	Solutia, Inc.[a]	1,158,987
47,950	Temple-Inland, Inc.	832,891
62,100	Thompson Creek Metals Company, Inc.[a]	720,360
4,390	Walter Energy, Inc.	284,999

	Total Materials	5,532,054

Telecommunications Services (1.1%)
45,920	Premiere Global Services, Inc.[a]	371,033
44,370	TW Telecom, Inc.[a]	683,742

	Total Telecommunications Services	1,054,775

Utilities (<0.1%)
2,210	Artesian Resources Corporation	39,007

	Total Utilities	39,007

	Total Common Stock (cost $78,395,179)	91,250,858

Shares	Collateral Held for Securities Loaned (11.0%)	Value
10,301,140	Thrivent Financial Securities Lending Trust	10,301,140

	Total Collateral Held for Securities Loaned (cost $10,301,140)	10,301,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Partner Small Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Short-Term Investments (0.5%)[c]	Value
	Federal National Mortgage Association Discount Notes
500,000	0.010%, 2/1/2010	$500,000

	Total Short-Term Investments (at amortized cost)	500,000

	Total Investments (cost $89,196,319) 108.4%	$102,051,998

	Other Assets and Liabilities, Net (8.4%)	(7,873,707)

	Total Net Assets 100.0%	$94,178,291

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,810,785
Gross unrealized depreciation	(2,955,106)

Net unrealized appreciation (depreciation)	$12,855,679

Cost for federal income tax purposes	$89,196,319

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Partner Small Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	14,773,917	14,773,917	–	–
Consumer Staples	2,963,336	2,963,336	–	–
Energy	3,309,761	3,309,761	–	–
Financials	5,069,444	5,069,444	–	–
Health Care	22,463,985	22,463,985	–	–
Industrials	8,824,063	8,824,063	–	–
Information Technology	27,220,516	27,220,516	–	–
Materials	5,532,054	5,532,054	–	–
Telecommunications Services	1,054,775	1,054,775	–	–
Utilities	39,007	39,007	–	–
Collateral Held for Securities Loaned	10,301,140	10,301,140	–	–
Short-Term Investments	500,000	–	500,000	–

Total	$102,051,998	$101,551,998	$500,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$4,931,858	$2,387,193	$7,319,051	–	$–	$–
Thrivent Financial Securities Lending Trust	14,587,940	14,408,017	18,694,817	10,301,140	10,301,140	15,376
Total Value and Income Earned	19,519,798				10,301,140	15,376

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Small Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (94.5%)	Value
Consumer Discretionary (12.9%)
123,500	Aaron’s, Inc.[a]	$3,440,710
63,600	Brunswick Corporation	682,428
38,500	Cavco Industries, Inc.[b]	1,379,840
34,400	Corinthian Colleges, Inc.[a,b]	481,600
43,000	CSS Industries, Inc.	745,190
54,400	Dixie Group, Inc.[b]	128,384
52,000	Dorman Products, Inc.[b]	803,400
81,000	Drew Industries, Inc.[b]	1,506,600
70,000	Fred’s, Inc.	702,100
77,000	Haverty Furniture Companies, Inc.	949,410
34,000	Hooker Furniture Corporation	432,140
72,600	Knology, Inc.[b]	792,792
46,000	M/I Homes, Inc.[b]	474,720
72,000	MarineMax, Inc.[b]	650,160
38,200	Matthews International Corporation	1,293,070
69,200	Men’s Wearhouse, Inc.	1,394,380
72,000	Meritage Homes Corporation[b]	1,612,080
153,600	Orient-Express Hotels, Ltd.[b]	1,499,136
57,000	Pool Corporation[a]	1,046,520
243,400	Sealy Corporation[a,b]	725,332
128,000	Shiloh Industries, Inc.[b]	569,600
54,000	Stanley Furniture Company, Inc.[a,b]	526,500
130,000	Stein Mart, Inc.[b]	1,027,000
29,900	Steven Madden, Ltd.[b]	1,200,186
93,000	Winnebago Industries, Inc.[a,b]	1,111,350

	Total Consumer Discretionary	25,174,628

Consumer Staples (1.8%)
224,000	Alliance One International, Inc.[a,b]	1,140,160
39,000	Casey’s General Stores, Inc.	1,196,520
35,400	Nash Finch Company	1,221,300

	Total Consumer Staples	3,557,980

Energy (7.0%)
25,700	Carbo Ceramics, Inc.[a]	1,694,144
33,000	Cloud Peak Energy, Inc.[a,b]	445,830
18,200	Encore Acquisition Company[b]	866,684
47,400	Forest Oil Corporation[b]	1,143,288
55,000	Gulf Island Fabrication, Inc.	960,300
195,000	Hercules Offshore, Inc.[b]	760,500
117,000	Penn Virginia Corporation	2,839,590
74,800	TETRA Technologies, Inc.[b]	782,408
62,500	Whiting Petroleum Corporation[b]	4,160,000

	Total Energy	13,652,744

Financials (21.3%)
181,500	Ares Capital Corporation	2,232,450
167,000	CBL & Associates Properties, Inc.[a]	1,670,000
115,000	Cedar Shopping Centers, Inc.	802,700
45,400	Central Fund of Canada, Ltd.	582,482
119,000	East West Bancorp, Inc.	1,955,170
42,000	Employers Holdings, Inc.	555,660
105,000	First Opportunity Fund, Inc.	659,400
75,300	First Potomac Realty Trust	1,024,080
81,500	Glacier Bancorp, Inc.[a]	1,168,710
62,000	Gladstone Capital Corporation	457,560
62,800	Hatteras Financial Corporation	1,720,092
112,000	Hercules Technology Growth Capital, Inc.	1,126,720
29,000	Home Bancshares, Inc.	712,820

Shares	Common Stock (94.5%)	Value
Financials (21.3%) - continued
18,000	iShares Russell 2000 Value Fund	$1,015,740
52,000	JMP Group, Inc.	404,040
53,900	Kilroy Realty Corporation[a]	1,557,171
144,000	Kite Realty Group Trust	545,760
47,500	LaSalle Hotel Properties	957,125
3,400	Markel Corporation[b]	1,105,034
81,500	Max Capital Group, Ltd.	1,835,380
80,000	Meadowbrook Insurance Group, Inc.	540,000
60,000	National Interstate Corporation[a]	1,080,000
32,800	Parkway Properties, Inc.	683,224
38,000	Pebblebrook Hotel Trust[b]	783,560
140,000	PennantPark Investment Corporation	1,267,000
29,300	Piper Jaffray Companies[b]	1,423,394
63,300	Potlatch Corporation[a]	1,943,310
64,300	ProAssurance Corporation[b]	3,263,868
106,000	Redwood Trust, Inc.	1,515,800
111,666	Safeguard Scientifics, Inc.[b]	1,209,343
52,000	Sandy Spring Bancorp, Inc.[a]	623,480
48,700	Seabright Insurance Holdings[b]	495,766
54,700	SVB Financial Group[b]	2,373,433
230,000	Western Alliance Bancorp[b]	1,179,900
34,500	Wintrust Financial Corporation[a]	1,198,530

	Total Financials	41,668,702

Health Care (5.4%)
13,500	Analogic Corporation	540,000
35,000	Angiodynamics, Inc.[b]	561,750
6,200	Atrion Corporation	875,254
390,000	Lexicon Pharmaceuticals, Inc.[b]	694,200
71,000	Momenta Pharmaceuticals, Inc.[a,b]	1,035,890
32,700	National Healthcare Corporation	1,200,744
67,000	Owens & Minor, Inc.	2,686,030
69,900	Triple-S Management Corporation[b]	1,159,641
49,000	West Pharmaceutical Services, Inc.	1,780,170

	Total Health Care	10,533,679

Industrials (22.6%)
24,000	A.O. Smith Corporation	1,021,920
40,700	Alaska Air Group, Inc.[b]	1,275,538
24,500	Ameron International Corporation	1,691,235
46,000	Applied Industrial Technologies, Inc.	1,002,800
29,000	Astec Industries, Inc.[b]	721,810
122,000	Beacon Roofing Supply, Inc.[b]	2,049,600
52,200	Belden, Inc.	1,191,726
71,900	C&D Technologies, Inc.[a,b]	106,412
41,000	Circor International, Inc.	1,158,250
81,000	Comfort Systems USA, Inc.	950,130
32,000	Courier Corporation	447,360
42,000	Dollar Thrifty Automotive Group, Inc.[b]	1,023,120
14,000	Franklin Electric Company, Inc.	364,420
15,800	FTI Consulting, Inc.[b]	654,910
53,000	G & K Services, Inc.	1,325,000
51,700	Genesee & Wyoming, Inc.[b]	1,523,599
83,500	Gibraltar Industries, Inc.[b]	1,163,990
43,000	Greenbrier Companies, Inc.[b]	350,450
61,000	Hub Group, Inc.[b]	1,470,710
50,000	IDEX Corporation	1,411,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Partner Small Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (94.5%)	Value
Industrials (22.6%) - continued
84,700	Insituform Technologies, Inc.[b]	$1,734,656
44,000	Kaman Corporation	1,095,160
167,000	Kforce, Inc.[b]	2,232,790
76,600	Kirby Corporation[b]	2,484,904
40,000	Kratos Defense & Security Solutions, Inc.[b]	380,400
24,800	Landstar System, Inc.	899,992
93,000	McGrath Rentcorp	1,959,510
80,800	Navigant Consulting, Inc.[b]	1,095,648
45,700	Nordson Corporation	2,583,878
10,600	School Specialty, Inc.[b]	234,154
62,000	SkyWest, Inc.	907,060
49,500	Sterling Construction Company, Inc.[b]	941,490
42,800	Sun Hydraulics Corporation[a]	957,864
43,000	Universal Forest Products, Inc.	1,459,420
130,000	Vitran Corporation, Inc.[b]	1,172,600
44,000	Waste Connections, Inc.[b]	1,415,480
69,000	Woodward Governor Company	1,754,670

	Total Industrials	44,213,656

Information Technology (9.8%)
112,000	Advanced Energy Industries, Inc.[b]	1,469,440
105,500	Ariba, Inc.[b]	1,328,245
33,200	ATMI, Inc.[b]	557,096
102,000	Brooks Automation, Inc.[b]	850,680
14,600	Cabot Microelectronics Corporation[b]	513,190
98,700	Electro Rent Corporation	1,153,803
56,100	FormFactor, Inc.[b]	867,867
130,300	Ixia[b]	966,826
29,500	Littelfuse, Inc.[b]	886,770
78,200	Methode Electronics, Inc.	859,418
48,000	Palm, Inc.[a,b]	498,720
76,000	Progress Software Corporation[b]	2,137,880
142,600	ShoreTel, Inc.[b]	757,206
288,000	Sonus Networks, Inc.[b]	607,680
30,200	Standard Microsystems Corporation[b]	602,490
75,600	StarTek, Inc.[b]	559,440
82,000	Symyx Technologies, Inc.[b]	405,080
61,200	Synnex Corporation[b]	1,619,964
121,200	Teradyne, Inc.[b]	1,132,008
60,500	Xyratex, Ltd.[b]	829,455
441,000	Zarlink Semiconductor, Inc.[b]	492,597

	Total Information Technology	19,095,855

Materials (9.0%)
37,000	Airgas, Inc.	1,563,620
31,200	AMCOL International Corporation	784,056
85,500	American Vanguard Corporation[a]	648,945
68,000	AptarGroup, Inc.	2,412,640
54,000	Arch Chemicals, Inc.	1,509,840
53,300	Carpenter Technology Corporation	1,428,440
37,100	Clearwater Paper Corporation[b]	1,815,303
12,000	Deltic Timber Corporation	538,920
56,500	Franco-Nevada Corporation	1,428,747
76,400	Innospec, Inc.	744,900
22,000	Minerals Technologies, Inc.	1,051,600
127,000	Myers Industries, Inc.	1,160,780

Shares	Common Stock (94.5%)	Value
Materials (9.0%) - continued
85,700	Sims Metal Management, Ltd. ADR[a]	$1,611,160
111,500	Wausau Paper Corporation[b]	983,430

	Total Materials	17,682,381

Telecommunications Services (0.4%)
87,500	Premiere Global Services, Inc.[b]	707,000

	Total Telecommunications Services	707,000

Utilities (4.3%)
54,200	Black Hills Corporation	1,408,116
93,000	Cleco Corporation	2,410,560
83,800	El Paso Electric Company[b]	1,613,150
27,100	Empire District Electric Company[a]	498,911
58,500	Southwest Gas Corporation	1,618,695
41,000	Vectren Corporation	954,480

	Total Utilities	8,503,912

	Total Common Stock (cost $182,505,427)	184,790,537

Shares	Preferred Stock (1.6%)	Value
Energy (0.5%)
5,900	Whiting Petroleum Corporation, Convertible	1,014,800

	Total Energy	1,014,800

Financials (0.8%)
7,400	Assured Guaranty, Ltd., Convertible	693,232
705	East West Bancorp, Inc.	897,994

	Total Financials	1,591,226

Health Care (0.3%)
40,000	National Healthcare Corporation, Convertible	499,600

	Total Health Care	499,600

	Total Preferred Stock (cost $2,177,272)	3,105,626

Shares	Collateral Held for Securities Loaned (10.0%)	Value
19,603,439	Thrivent Financial Securities Lending Trust	19,603,439

	Total Collateral Held for Securities Loaned (cost $19,603,439)	19,603,439

Principal Amount	Short-Term Investments (3.9%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,600,000	0.050%, 2/3/2010	1,599,991
2,000,000	0.060%, 2/17/2010	1,999,940
	Federal National Mortgage Association Discount Notes
1,600,000	0.020%, 2/3/2010	1,599,996
1,000,000	0.030%, 2/4/2010	999,996

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Partner Small Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Short-Term Investments (3.9%)[c]	Value
	Societe Generale North America, Inc.
1,390,000	0.140%, 2/1/2010[d]	$1,389,989

	Total Short-Term Investments (at amortized cost)	7,589,912

	Total Investments (cost $211,876,050) 110.0%	$215,089,514

	Other Assets and Liabilities, Net (10.0%)	(19,522,400)

	Total Net Assets 100.0%	$195,567,114

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,265,903
Gross unrealized depreciation	(22,052,439)

Net unrealized appreciation (depreciation)	$3,213,464

Cost for federal income tax purposes	$211,876,050

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Partner Small Cap Value Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	25,174,628	25,174,628	–	–
Consumer Staples	3,557,980	3,557,980	–	–
Energy	13,652,744	13,652,744	–	–
Financials	41,668,702	41,668,702	–	–
Health Care	10,533,679	10,533,679	–	–
Industrials	44,213,656	44,213,656	–	–
Information Technology	19,095,855	19,095,855	–	–
Materials	17,682,381	17,682,381	–	–
Telecommunications Services	707,000	707,000	–	–
Utilities	8,503,912	8,503,912	–	–
Preferred Stock
Energy	1,014,800	1,014,800	–	–
Financials	1,591,226	–	1,591,226	–
Health Care	499,600	499,600	–	–
Collateral Held for Securities Loaned	19,603,439	19,603,439	–	–
Short-Term Investments	7,589,912	–	7,589,912	–

Total	$215,089,514	$205,908,376	$9,181,138	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Small Cap Value Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value January 29, 2010
Preferred Stock
Financials	531,764	–	–	161,468	–	(693,232)	–

Total	$531,764	$–	$–	$161,468	$–	($693,232)	$–

The accompanying Notes to Schedule of Invesments are an integral part of this schedule.
34

Partner Small Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$989,407	$5,964,093	$6,953,500	–	$–	$–
Thrivent Financial Securities Lending Trust	19,862,056	21,354,028	21,612,645	19,603,439	19,603,439	6,957
Total Value and Income Earned	20,851,463				19,603,439	6,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Small Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (11.4%)
60,510	Aaron’s, Inc.[a]	$1,685,809
35,757	Autoliv, Inc.	1,530,757
54,828	Bally Technologies, Inc.[b]	2,175,027
35,902	Buffalo Wild Wings, Inc.[a,b]	1,680,573
59,390	Chico’s FAS, Inc.[b]	758,410
66,993	Cooper Tire & Rubber Company	1,140,891
16,425	Deckers Outdoor Corporation[b]	1,612,442
99,400	Deer Consumer Products, Inc.[a,b]	1,022,826
82,148	Domino’s Pizza, Inc.[b]	928,272
53,556	Fossil, Inc.[b]	1,748,603
44,969	Gaylord Entertainment Company[a,b]	865,204
27,600	G-III Apparel Group, Ltd.[b]	480,516
32,590	Guess ?, Inc.	1,294,149
73,075	Jarden Corporation	2,227,326
179,081	Leapfrog Enterprises, Inc.[b]	592,758
45,491	Lincoln Educational Services[a,b]	942,574
76,923	LKQ Corporation[b]	1,442,306
78,507	MarineMax, Inc.[b]	708,918
50,701	P.F. Chang’s China Bistro, Inc.[a,b]	1,957,059
22,177	Panera Bread Company[b]	1,583,881
1,898	Priceline.com, Inc.[b]	370,774
196,989	Shuffle Master, Inc.[b]	1,751,232
14,500	Virgin Media, Inc.	205,755
33,525	Warnaco Group, Inc.[b]	1,298,088
217,783	Warner Music Group Corporation[b]	1,051,892
48,244	WMS Industries, Inc.[b]	1,788,888
22,067	Wolverine World Wide, Inc.	583,672

	Total Consumer Discretionary	33,428,602

Consumer Staples (4.7%)
55,275	American Italian Pasta Company[b]	1,893,721
77,128	Calavo Growers, Inc.[a]	1,292,665
61,448	Casey’s General Stores, Inc.	1,885,225
31,156	Central European Distribution Corporation[b]	998,550
52,464	Elizabeth Arden, Inc.[b]	814,241
68,068	Herbalife, Ltd.	2,644,442
43,700	Sanderson Farms, Inc.	2,042,975
60,436	TreeHouse Foods, Inc.[b]	2,341,291

	Total Consumer Staples	13,913,110

Energy (9.9%)
56,075	Alpha Natural Resources, Inc.[b]	2,277,206
58,655	Atlas Energy, Inc.	1,774,314
42,392	Cabot Oil & Gas Corporation	1,622,342
64,248	Carrizo Oil & Gas, Inc.[b]	1,541,952
99,350	Complete Production Services, Inc.[b]	1,244,855
25,000	CONSOL Energy, Inc.	1,165,250
19,011	Dresser-Rand Group, Inc.[b]	562,345
59,751	Holly Corporation	1,559,501
39,968	Massey Energy Company	1,539,567
43,997	Oil States International, Inc.[b]	1,620,849
110,418	Patterson-UTI Energy, Inc.	1,696,020
71,081	Petroleum Development Corporation[b]	1,489,858
81,223	Rosetta Resources, Inc.[b]	1,669,945
18,503	RPC, Inc.	228,512
60,004	Southern Union Company	1,322,488
63,761	Superior Energy Services, Inc.[b]	1,464,590
71,700	Superior Well Services, Inc.[b]	1,135,011

Shares	Common Stock (99.1%)	Value
Energy (9.9%) - continued
41,333	T-3 Energy Services, Inc.[b]	$932,059
148,068	Tesco Corporation[b]	1,935,249
67,025	TETRA Technologies, Inc.[b]	701,082
95,574	Union Drilling, Inc.[b]	694,823
43,454	World Fuel Services Corporation	1,044,200

	Total Energy	29,222,018

Financials (17.8%)
17,042	Affiliated Managers Group, Inc.[b]	1,032,234
31,007	Altisource Portfolio Solutions SAb	711,611
195,651	American Equity Investment Life Holding Company	1,436,078
22,067	Aspen Insurance Holdings, Ltd.	587,644
20,869	Bank of the Ozarks, Inc.	618,348
42,100	BioMed Realty Trust, Inc.	613,397
117,076	Cardinal Financial Corporation	1,092,319
59,077	Cash America International, Inc.	2,220,704
108,081	Colonial Properties Trust	1,189,972
23,770	Delphi Financial Group, Inc.	481,343
26,964	Dollar Financial Corporation[b]	608,038
87,085	Duff & Phelps Corporation	1,414,260
98,600	Duke Realty Corporation	1,116,152
102,483	East West Bancorp, Inc.	1,683,796
18,205	Endurance Specialty Holdings, Ltd.	655,744
252,368	FBR Capital Markets Corporation[b]	1,541,968
176,832	First Industrial Realty Trust, Inc.[a,b]	905,380
85,637	First Mercury Financial Corporation	1,122,701
123,710	First Niagara Financial Group, Inc.	1,698,538
65,600	FirstMerit Corporation	1,344,144
32,160	Hancock Holding Company	1,316,630
35,476	Hanover Insurance Group, Inc.	1,504,892
52,961	HCC Insurance Holdings, Inc.	1,435,243
49,103	Home Bancshares, Inc.	1,206,952
13,100	IBERIABANK Corporation	700,064
235,935	Kite Realty Group Trust	894,194
125,442	Maiden Holdings, Ltd.	851,751
53,700	MB Financial, Inc.	1,089,036
135,542	Meadowbrook Insurance Group, Inc.	914,909
188,752	MGIC Investment Corporation[a,b]	1,141,950
26,200	Mid-America Apartment Communities, Inc.	1,229,304
54,184	Nelnet, Inc.	904,331
106,346	Ocwen Financial Corporation[b]	974,129
32,462	Platinum Underwriters Holdings, Ltd.	1,177,072
16,400	ProAssurance Corporation[b]	832,464
49,190	Prosperity Bancshares, Inc.	1,983,341
1,367	SCBT Financial Corporation	41,010
57,459	SEI Investments Company	1,017,599
73,000	Senior Housing Property Trust	1,522,050
46,482	Signature Bank[b]	1,607,348
28,750	Simmons First National Corporation	771,650
7,273	Stifel Financial Corporation[b]	380,378
155,100	Strategic Hotel Capital, Inc.[a,b]	356,730
172,206	Sunstone Hotel Investors, Inc.[b]	1,479,250
31,700	Symetra Financial Corporation[b]	407,345
43,425	Validus Holdings, Ltd.	1,150,763
56,355	Waddell & Reed Financial, Inc.	1,765,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Small Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (99.1%)	Value
Financials (17.8%) - continued
91,276	Washington Federal, Inc.	$1,702,297

	Total Financials	52,432,655

Health Care (13.5%)
81,628	American Medical Systems Holdings, Inc.[b]	1,567,258
31,742	Auxilium Pharmaceuticals, Inc.[b]	893,855
16,041	Beckman Coulter, Inc.	1,048,600
80,034	BioMarin Pharmaceutical, Inc.[b]	1,555,061
14,342	Bio-Rad Laboratories, Inc.[b]	1,336,388
40,654	Catalyst Health Solutions, Inc.[b]	1,598,922
42,300	Centene Corporation[b]	814,275
11,203	Cerner Corporation[a,b]	847,507
23,970	Chemed Corporation	1,114,605
18,904	Dionex Corporation[b]	1,320,444
24,911	Emergency Medical Services Corporation[b]	1,308,077
148,326	Endologix, Inc.[b]	679,333
86,655	Healthsouth Corporation[b]	1,560,656
78,900	Healthspring, Inc.[b]	1,372,071
63,629	ICON plc ADR[b]	1,580,544
55,800	Immucor, Inc.[b]	1,035,090
48,152	Invacare Corporation[a]	1,205,726
64,843	inVentiv Health, Inc.[b]	996,637
119,331	King Pharmaceuticals, Inc.[b]	1,433,165
35,607	LHC Group, Inc.[b]	1,096,339
58,563	Lincare Holdings, Inc.[b]	2,156,290
53,179	Medicis Pharmaceutical Corporation	1,228,967
29,280	Mednax, Inc.[b]	1,664,861
30,555	Perrigo Company	1,352,975
31,255	RehabCare Group, Inc.[b]	908,270
56,592	Savient Pharmaceuticals, Inc.[a,b]	726,075
84,900	Sharps Compliance Corporation[b]	618,921
87,843	Syneron Medical, Ltd.[b]	871,403
51,733	Thoratec Corporation[b]	1,466,631
47,358	Triple-S Management Corporation[a,b]	785,669
28,857	United Therapeutics Corporation[b]	1,719,011
22,654	Universal Health Services, Inc.	660,591
34,882	Watson Pharmaceuticals, Inc.[b]	1,338,422

	Total Health Care	39,862,639

Industrials (14.8%)
52,875	AAON, Inc.	1,088,696
227,841	AirTran Holdings, Inc.[a,b]	1,098,194
16,900	Alliant Techsystems, Inc.[a,b]	1,334,593
51,550	BE Aerospace, Inc.[b]	1,156,267
95,627	Beacon Roofing Supply, Inc.[b]	1,606,534
180,184	Bowne & Company, Inc.	1,183,809
22,741	Bucyrus International, Inc.	1,191,174
86,316	Chicago Bridge and Iron Company[b]	1,751,352
27,245	Copa Holdings SA	1,416,195
61,445	Deluxe Corporation	1,143,491
62,364	EMCOR Group, Inc.[b]	1,500,478
60,854	EnerSys[b]	1,186,044
36,330	FTI Consulting, Inc.[b]	1,505,879
39,552	Gardner Denver, Inc.	1,576,147
27,923	Genco Shipping & Trading, Ltd.[a,b]	535,005
50,200	Genesee & Wyoming, Inc.[b]	1,479,394
107,873	Great Lakes Dredge & Dock Company	637,529
77,079	Griffon Corporation[b]	910,303

Shares	Common Stock (99.1%)	Value
Industrials (14.8%) - continued
17,993	Heico Corporation[a]	$765,242
31,850	ICF International, Inc.[b]	745,609
23,595	IDEX Corporation	665,851
83,732	Knight Transportation, Inc.	1,515,549
22,067	Landstar System, Inc.	800,811
19,861	Lennox International, Inc.	759,087
155,995	Manitowoc Company, Inc.	1,700,345
17,749	Middleby Corporation[a,b]	799,770
83,001	Monster Worldwide, Inc.[b]	1,293,986
11,979	Oshkosh Corporation	432,083
49,731	Protection One, Inc.[a,b]	430,173
56,486	Robert Half International, Inc.	1,520,603
55,790	SmartHeat, Inc.[a,b]	635,448
66,400	Sterling Construction Company, Inc.[b]	1,262,928
46,694	Sykes Enterprises, Inc.[b]	1,119,722
51,263	Teledyne Technologies, Inc.[b]	1,910,059
29,905	Triumph Group, Inc.	1,523,062
53,700	Waste Connections, Inc.[b]	1,727,529
60,768	Woodward Governor Company	1,545,330

	Total Industrials	43,454,271

Information Technology (16.4%)
50,075	ADTRAN, Inc.	1,061,590
157,609	Advanced Micro Devices, Inc.[b]	1,175,763
46,317	AsiaInfo Holdings, Inc.[b]	1,106,976
300,160	Atmel Corporation[b]	1,392,742
246,500	CalAmp Corporation[b]	714,850
123,200	Cogent, Inc.[b]	1,272,656
36,156	CommVault Systems, Inc.[b]	766,146
209,388	Compuware Corporation[b]	1,589,255
201,300	Comtech Group, Inc.[b]	1,280,268
35,646	DTS, Inc.[b]	1,008,782
164,059	EarthLink, Inc.	1,330,518
31,742	F5 Networks, Inc.[b]	1,569,007
202,845	FalconStor Software, Inc.[b]	701,844
154,691	Finisar Corporation[a,b]	1,593,317
43,187	FormFactor, Inc.[b]	668,103
90,135	Jabil Circuit, Inc.	1,305,155
54,664	JDA Software Group, Inc.[b]	1,432,743
508,386	Lattice Semiconductor Corporation[b]	1,316,720
43,455	Lender Processing Services, Inc.	1,684,316
25,991	ManTech International Corporation[b]	1,245,229
44,218	Mellanox Technologies, Ltd.[b]	812,285
156,168	Mentor Graphics Corporation[b]	1,252,467
277,844	MIPS Technologies, Inc.[a,b]	1,072,478
42,534	Multi-Fineline Electronix, Inc.[b]	1,015,287
98,027	Nuance Communications, Inc.[b]	1,472,365
123,100	ON Semiconductor Corporation[b]	887,551
80,289	QLogic Corporation[b]	1,380,168
124,198	Skyworks Solutions, Inc.[b]	1,576,073
124,877	Smart Modular Technologies (WWH), Inc.[b]	759,252
53,555	Solera Holdings, Inc.	1,773,206
36,106	Sybase, Inc.[b]	1,468,431
49,614	Synaptics, Inc.[a,b]	1,255,730
203,100	Tellabs, Inc.[b]	1,305,933
102,442	Teradyne, Inc.[b]	956,808
212,881	TIBCO Software, Inc.[b]	1,907,414
136,387	TriQuint Semiconductor, Inc.[b]	818,322
125,823	TTM Technologies, Inc.[b]	1,302,268
56,105	ValueClick, Inc.[b]	518,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Small Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (99.1%)	Value
Information Technology (16.4%) - continued
20,221	Varian Semiconductor Equipment Associates, Inc.[b]	$593,082
168,755	Vishay Intertechnology, Inc.[b]	1,272,413
46,469	Zoran Corporation[b]	509,765

	Total Information Technology	48,126,249

Materials (5.7%)
27,753	Albemarle Corporation	991,337
17,249	Allied Nevada Gold Corporation[b]	218,545
74,100	Cellu Tissue Holdings, Inc.[b]	822,510
12,890	CF Industries Holdings, Inc.	1,196,965
27,700	Cliffs Natural Resources, Inc.	1,106,615
22,500	Compass Minerals International, Inc.	1,418,400
18,842	FMC Corporation	959,811
32,931	Horsehead Holding Corporation[b]	322,724
59,118	Innophos Holdings, Inc.	1,156,348
52,281	Myers Industries, Inc.	477,848
31,579	Owens-Illinois, Inc.[b]	859,580
71,717	Packaging Corporation of America	1,581,360
57,543	Pactiv Corporation[b]	1,297,595
62,999	Pan American Silver Corporation[b]	1,334,949
56,610	RTI International Metals, Inc.[b]	1,401,098
31,488	Silgan Holdings, Inc.	1,632,653

	Total Materials	16,778,338

Telecommunications Services (1.2%)
91,133	Alaska Communication Systems Group, Inc.[a]	742,734
95,000	NTELOS Holdings Corporation	1,543,750
68,211	Syniverse Holdings, Inc.[b]	1,146,627

	Total Telecommunications Services	3,433,111

Utilities (3.7%)
24,953	American States Water Company	828,939
67,305	Avista Corporation	1,371,676
51,600	Cleco Corporation	1,337,472
17,144	Energen Corporation	753,479
31,405	OGE Energy Corporation	1,137,489
62,890	Portland General Electric Company	1,226,355
60,550	Southwest Gas Corporation	1,675,418
33,611	UGI Corporation	823,806
44,800	UniSource Energy Corporation	1,377,152
14,065	WGL Holdings, Inc.	446,282

	Total Utilities	10,978,068

	Total Common Stock (cost $257,889,645)	291,629,061

Principal Amount	Long-Term Fixed Income (0.2%)	Value
U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
$600,000	0.875%, 12/31/2010	$603,117

	Total U.S. Government and Agencies	603,117

	Total Long-Term Fixed Income (cost $600,256)	603,117

Shares	Collateral Held for Securities Loaned (7.8%)	Value
22,852,269	Thrivent Financial Securities Lending Trust	22,852,269

	Total Collateral Held for Securities Loaned (cost $22,852,269)	22,852,269

Principal Amount	Short-Term Investments (0.8%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.000%, 2/10/2010	999,985
	Federal Home Loan Mortgage Corporation Discount Notes
1,410,000	0.000%, 2/4/2010	1,409,996

	Total Short-Term Investments (at amortized cost)	2,409,981

	Total Investments (cost $283,752,151) 107.9%	$317,494,428

	Other Assets and Liabilities, Net (7.9%)	(23,141,684)

	Total Net Assets 100.0%	$294,352,744

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$39,900,820
Gross unrealized depreciation	(6,158,543)

Net unrealized appreciation (depreciation)	$33,742,277

Cost for federal income tax purposes	$283,752,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Small Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Small Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	33,428,602	33,428,602	–	–
Consumer Staples	13,913,110	13,913,110	–	–
Energy	29,222,018	29,222,018	–	–
Financials	52,432,655	52,432,655	–	–
Health Care	39,862,639	39,862,639	–	–
Industrials	43,454,271	43,454,271	–	–
Information Technology	48,126,249	48,126,249	–	–
Materials	16,778,338	16,778,338	–	–
Telecommunications Services	3,433,111	3,433,111	–	–
Utilities	10,978,068	10,978,068	–	–

Long-Term Fixed Income
U.S. Government and Agencies	603,117	–	603,117	–
Collateral Held for Securities Loaned	22,852,269	22,852,269	–	–
Short-Term Investments	2,409,981	–	2,409,981	–

Total	$317,494,428	$314,481,330	$3,013,098	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$208,223	$5,508,019	$5,716,242	–	$–	$–
Thrivent Financial Securities Lending Trust	24,626,885	33,248,739	35,023,355	22,852,269	22,852,269	40,992
Total Value and Income Earned	24,835,108				22,852,269	40,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Mid Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (91.9%)	Value
Consumer Discretionary (13.3%)
77,100	Bed Bath & Beyond, Inc.[a]	$2,983,770
47,300	BorgWarner, Inc.	1,659,757
96,400	Burger King Holdings, Inc.	1,681,216
495,950	Coldwater Creek, Inc.[a]	2,211,937
117,500	Darden Restaurants, Inc.	4,342,800
54,900	DeVry, Inc.	3,352,194
84,050	Discovery Communications, Inc.[a]	2,492,923
69,000	Dollar Tree, Inc.[a]	3,416,880
85,300	Hasbro, Inc.	2,605,915
107,700	International Game Technology	1,975,218
59,300	Jack in the Box, Inc.[a]	1,156,943
101,100	KB Home	1,544,808
219,500	Leapfrog Enterprises, Inc.[a]	726,545
168,200	MGM MIRAGE[a]	1,860,292
33,500	O’Reilly Automotive, Inc.[a]	1,266,300
128,400	Toll Brothers, Inc.[a]	2,371,548
32,600	VF Corporation	2,348,178
52,700	WMS Industries, Inc.[a]	1,954,116
142,400	Zumiez, Inc.[a,b]	1,812,752

	Total Consumer Discretionary	41,764,092

Consumer Staples (3.2%)
83,300	Avon Products, Inc.	2,510,662
87,200	BJ’s Wholesale Club, Inc.[a]	2,946,488
107,300	H.J. Heinz Company	4,681,499

	Total Consumer Staples	10,138,649

Energy (11.5%)
97,600	Alpha Natural Resources, Inc.[a]	3,963,536
185,200	Forest Oil Corporation[a,b]	4,467,024
34,600	Frontline, Ltd.[b]	1,040,076
24,100	Helmerich & Payne, Inc.	1,008,103
156,200	Nabors Industries, Ltd.[a]	3,483,260
64,200	Patterson-UTI Energy, Inc.	986,112
94,900	Peabody Energy Corporation	3,997,188
153,000	Petrohawk Energy Corporation[a]	3,416,490
177,500	Quicksilver Resources, Inc.[a,b]	2,358,975
43,100	Range Resources Corporation	1,982,600
72,300	Sunoco, Inc.	1,814,007
93,100	Ultra Petroleum Corporation[a]	4,277,014
90,600	Weatherford International, Ltd.[a]	1,420,608
116,536	Willbros Group, Inc.[a]	1,781,835

	Total Energy	35,996,828

Financials (5.4%)
27,000	IntercontinentalExchange, Inc.[a]	2,577,960
115,600	Lazard, Ltd.	4,455,224
46,300	PartnerRe, Ltd.	3,453,517
36,800	T. Rowe Price Group, Inc.	1,826,016
150,793	TCF Financial Corporation[b]	2,207,610
137,700	TD Ameritrade Holding Corporation[a]	2,445,552

	Total Financials	16,965,879

Health Care (12.7%)
26,700	Alexion Pharmaceuticals, Inc.[a]	1,238,079
107,400	Amylin Pharmaceuticals, Inc.[a]	1,931,052
57,700	Beckman Coulter, Inc.	3,771,849
110,400	BioMarin Pharmaceutical, Inc.[a]	2,145,072
348,800	Boston Scientific Corporation[a]	3,010,144
67,700	C.R. Bard, Inc.	5,611,653
31,700	Cephalon, Inc.[a]	2,023,728
90,500	CIGNA Corporation	3,056,185

Shares	Common Stock (91.9%)	Value
Health Care (12.7%) - continued
184,800	Hologic, Inc.[a]	$2,784,936
22,400	Life Technologies Corporation[a]	1,113,504
42,400	Millipore Corporation[a]	2,924,328
134,600	Myriad Genetics, Inc.[a]	3,163,100
59,800	Shire Pharmaceuticals Group plc ADR	3,564,080
39,400	Thermo Fisher Scientific, Inc.[a]	1,818,310
42,500	Vertex Pharmaceuticals, Inc.[a]	1,632,000

	Total Health Care	39,788,020

Industrials (16.1%)
101,300	Aecom Technology Corporation[a]	2,732,061
152,600	BE Aerospace, Inc.[a]	3,422,818
61,300	C.H. Robinson Worldwide, Inc.	3,471,419
46,200	Con-way, Inc.	1,322,244
220,000	Delta Air Lines, Inc.[a]	2,690,600
77,740	Expeditors International of Washington, Inc.	2,650,934
42,600	Flowserve Corporation	3,841,242
38,629	FTI Consulting, Inc.[a]	1,601,172
78,000	Knight Transportation, Inc.	1,411,800
104,600	Monster Worldwide, Inc.[a]	1,630,714
81,200	Pentair, Inc.	2,479,848
44,600	Precision Castparts Corporation	4,694,150
163,600	Quanta Services, Inc.[a]	2,980,792
38,200	Roper Industries, Inc.	1,913,056
111,100	Ryanair Holdings plc ADR[a]	2,886,378
70,300	Shaw Group, Inc.[a]	2,269,987
83,400	SPX Corporation	4,540,296
73,500	Stericycle, Inc.[a]	3,890,355

	Total Industrials	50,429,866

Information Technology (16.1%)
86,574	Akamai Technologies, Inc.[a]	2,138,378
137,700	Altera Corporation	2,935,764
56,200	Analog Devices, Inc.	1,515,152
205,600	Atmel Corporation[a]	953,984
120,100	Electronic Arts, Inc.[a]	1,955,228
127,700	F5 Networks, Inc.[a]	6,312,211
93,000	FormFactor, Inc.[a]	1,438,710
41,800	Hewitt Associates, Inc.[a]	1,650,264
90,900	Juniper Networks, Inc.[a]	2,257,047
184,500	Marvell Technology Group, Ltd.[a]	3,215,835
188,300	Maxim Integrated Products, Inc.	3,291,484
131,800	Molex, Inc.	2,657,088
155,500	NETAPP, Inc.[a]	4,529,715
45,998	Netlogic Microsystems, Inc.[a,b]	1,884,078
126,819	Nuance Communications, Inc.[a]	1,904,821
231,400	NVIDIA Corporation[a]	3,561,246
133,300	Polycom, Inc.[a]	2,989,919
153,700	Symantec Corporation[a]	2,605,215
100,800	Tyco Electronics, Ltd.	2,507,904

	Total Information Technology	50,304,043

Materials (8.8%)
45,800	Albemarle Corporation	1,635,976
81,000	Celanese Corporation	2,357,100
54,300	FMC Corporation	2,766,042
82,200	Newmont Mining Corporation	3,523,092
209,000	Owens-Illinois, Inc.[a]	5,688,980
170,100	Pactiv Corporation[a]	3,835,755
110,800	Pan American Silver Corporation[a]	2,347,852
49,900	Praxair, Inc.	3,758,468

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Mid Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (91.9%)	Value

Materials (8.8%) - continued
80,525	Rockwood Holdings, Inc.[a]	$1,764,303

	Total Materials	27,677,568

Telecommunications Services (4.8%)
75,610	American Tower Corporation[a]	3,209,644
129,700	NII Holdings, Inc.[a]	4,246,378
164,900	SBA Communications Corporation[a]	5,456,541
131,700	TW Telecom, Inc.[a]	2,029,497

	Total Telecommunications Services	14,942,060

	Total Common Stock (cost $271,658,970)	288,007,005

Shares	Collateral Held for Securities Loaned (3.0%)	Value

9,477,709	Thrivent Financial Securities Lending Trust	9,477,709

	Total Collateral Held for Securities Loaned (cost $9,477,709)	9,477,709

Principal Amount	Short-Term Investments (8.5%)[c]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.040%, 2/10/2010	4,999,941
3,000,000	0.060%, 2/24/2010	2,999,875
	Federal National Mortgage Association Discount Notes
8,995,000	0.055%, 2/1/2010	8,994,973
4,905,000	0.050%, 2/4/2010	4,904,966
	Societe Generale North America, Inc.
4,720,000	0.140%, 2/1/2010[d]	4,719,963

	Total Short-Term Investments (at amortized cost)	26,619,718

	Total Investments (cost $307,756,397) 103.4%	$324,104,432

	Other Assets and Liabilities, Net (3.4%)	(10,586,446)

	Total Net Assets 100.0%	$313,517,986

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$36,805,233
Gross unrealized depreciation	(20,457,198)

Net unrealized appreciation (depreciation)	$16,348,035

Cost for federal income tax purposes	$307,756,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Mid Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Mid Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	41,764,092	41,764,092	–	–
Consumer Staples	10,138,649	10,138,649	–	–
Energy	35,996,828	35,996,828	–	–
Financials	16,965,879	16,965,879	–	–
Health Care	39,788,020	39,788,020	–	–
Industrials	50,429,866	50,429,866	–	–
Information Technology	50,304,043	50,304,043	–	–
Materials	27,677,568	27,677,568	–	–
Telecommunications Services	14,942,060	14,942,060	–	–
Collateral Held for Securities Loaned	9,477,709	9,477,709	–	–
Short-Term Investments	26,619,718	–	26,619,718	–

Total	$324,104,432	$297,484,714	$26,619,718	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$50,548	$1,833,068	$1,883,616	–	$–	$–
Thrivent Financial Securities Lending Trust	12,021,075	35,442,286	37,985,652	9,477,709	9,477,709	21,303
Total Value and Income Earned	12,071,623				9,477,709	21,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Mid Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (13.6%)
122,580	CBS Corporation	$1,584,959
113,110	DISH Network Corporation	2,065,388
18,100	Fossil, Inc.[a]	590,965
57,540	Harley-Davidson, Inc.[b]	1,308,460
31,549	J.C. Penney Company, Inc.	783,362
28,707	Johnson Controls, Inc.	798,916
102,740	Liberty Media Corporation - Interactive[a]	1,066,441
6,897	Mohawk Industries, Inc.[a]	285,605
108,490	Newell Rubbermaid, Inc.	1,472,209
1,424	NVR, Inc.[a]	974,215
18,500	Penn National Gaming, Inc.[a]	499,130
13,486	Snap-On, Inc.	551,308
14,080	Starwood Hotels & Resorts Worldwide, Inc.	469,146
14,413	TJX Companies, Inc.	547,838
27,686	Urban Outfitters, Inc.[a]	874,047

	Total Consumer Discretionary	13,871,989

Consumer Staples (2.3%)
21,950	BJ’s Wholesale Club, Inc.[a]	741,690
9,936	J.M. Smucker Company	596,856
24,817	Molson Coors Brewing Company	1,042,314

	Total Consumer Staples	2,380,860

Energy (11.6%)
29,582	Atlas Energy, Inc.	894,855
26,270	Concho Resources, Inc.[a]	1,178,735
26,227	Dril-Quip, Inc.[a]	1,376,655
35,810	EXCO Resources, Inc.	628,107
31,580	Forest Oil Corporation[a]	761,710
62,750	Newfield Exploration Company[a]	3,070,985
13,770	Oil States International, Inc.[a]	507,287
36,325	Range Resources Corporation	1,670,950
25,030	Whiting Petroleum Corporation[a]	1,665,997

	Total Energy	11,755,281

Financials (29.2%)
13,519	Alexandria Real Estate Equities, Inc.[b]	807,490
6,880	Arch Capital Group, Ltd.[a]	492,195
13,250	AvalonBay Communities, Inc.	1,015,082
18,511	Boston Properties, Inc.	1,200,809
43,133	Comerica, Inc.	1,488,520
17,900	Digital Realty Trust, Inc.	859,200
46,554	Douglas Emmett, Inc.	643,842
9,726	Essex Property Trust, Inc.[b]	775,065
16,969	Everest Re Group, Ltd.	1,454,922
42,530	Fifth Third Bancorp	529,073
77,922	First Horizon National Corporation[a]	1,009,090
65,630	Genworth Financial, Inc.[a]	908,319
61,126	Hartford Financial Services Group, Inc.	1,466,413
107,224	Host Hotels & Resorts, Inc.[a]	1,136,574
84,635	Invesco, Ltd.	1,633,455
51,789	Janus Capital Group, Inc.	632,344
20,988	Lincoln National Corporation	515,885
12,068	M&T Bank Corporation[b]	890,015
66,615	Marsh & McLennan Companies, Inc.	1,436,219
117,270	Marshall & Ilsley Corporation	810,336
66,210	Principal Financial Group, Inc.	1,526,141

Shares	Common Stock (98.1%)	Value
Financials (29.2%) - continued
66,193	Progressive Corporation	$1,097,480
26,990	Raymond James Financial, Inc.[b]	683,117
142,017	SLM Corporation[a]	1,495,439
68,930	SunTrust Banks, Inc.	1,677,067
87,936	W.R. Berkley Corporation	2,139,483
76,531	XL Capital, Ltd.	1,283,425

	Total Financials	29,607,000

Health Care (5.7%)
48,580	Aetna, Inc.	1,455,942
19,260	Biogen Idec, Inc.[a]	1,035,032
15,530	C.R. Bard, Inc.	1,287,282
10,142	Edwards Lifesciences Corporation[a]	908,926
27,313	Kinetic Concepts, Inc.[a]	1,127,754

	Total Health Care	5,814,936

Industrials (8.8%)
27,183	BE Aerospace, Inc.[a]	609,715
16,712	Cooper Industries plc	716,945
27,770	Corrections Corporation of America[a]	519,577
22,434	Cummins, Inc.	1,013,119
22,877	Eaton Corporation	1,400,987
11,400	Fluor Corporation	516,876
22,547	Kansas City Southern, Inc.[a]	669,646
24,027	Parker Hannifin Corporation	1,343,350
19,500	Pentair, Inc.	595,530
33,845	Republic Services, Inc.	906,707
17,100	Ryder System, Inc.	622,440

	Total Industrials	8,914,892

Information Technology (7.2%)
25,155	Amphenol Corporation	1,002,175
53,060	CommScope, Inc.[a]	1,443,763
66,503	IAC InterActiveCorp[a]	1,335,380
16,291	Lexmark International, Inc.[a]	420,145
116,660	ON Semiconductor Corporation[a]	841,118
71,241	Parametric Technology Corporation[a]	1,179,751
37,840	QLogic Corporation[a]	650,470
47,940	Teradyne, Inc.[a]	447,760

	Total Information Technology	7,320,562

Materials (6.9%)
36,320	Cliffs Natural Resources, Inc.	1,450,984
17,992	FMC Corporation	916,513
138,480	Huntsman Corporation	1,688,071
44,511	International Paper Company	1,019,747
27,880	Pactiv Corporation[a]	628,694
14,760	Terra Industries, Inc.	466,416
18,884	Vulcan Materials Company	834,484

	Total Materials	7,004,909

Telecommunications Services (2.6%)
21,007	CenturyTel, Inc.	714,448
105,280	Clearwire Corporation[a,b]	683,267
74,110	Clearwire Corporation Rights, $7.33, expires 6/21/2010[a]	33,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Mid Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (98.1%)	Value
Telecommunications Services (2.6%) - continued
362,443	Sprint Nextel Corporation[a]	$1,188,813

	Total Telecommunications Services	2,619,878

Utilities (10.2%)
17,300	Alliant Energy Corporation	539,760
84,815	CMS Energy Corporation[b]	1,286,643
41,739	DPL, Inc.	1,120,275
40,765	Edison International, Inc.	1,358,290
16,219	FirstEnergy Corporation	707,473
13,460	Great Plains Energy, Inc.	240,396
22,380	Northeast Utilities	566,661
41,050	NV Energy, Inc.	472,896
8,850	Pinnacle West Capital Corporation	317,007
42,185	PPL Corporation	1,244,036
39,820	Questar Corporation	1,651,733
14,370	SCANA Corporation	511,716
16,517	Xcel Energy, Inc.	343,223

	Total Utilities	10,360,109

	Total Common Stock (cost $91,979,978)	99,650,416

Shares	Collateral Held for Securities Loaned (6.1%)	Value
6,178,662	Thrivent Financial Securities Lending Trust	6,178,662

	Total Collateral Held for Securities Loaned (cost $6,178,662)	6,178,662

Principal Amount	Short-Term Investments (0.8%)[c]	Value
	Federal National Mortgage Association Discount Notes
300,000	0.010%, 2/1/2010	300,000
500,000	0.050%, 2/16/2010	499,988

	Total Short-Term Investments (at amortized cost)	799,988

	Total Investments (cost $98,958,628) 105.0%	$106,629,066

	Other Assets and Liabilities, Net (5.0%)	(5,114,578)

	Total Net Assets 100.0%	$101,514,488

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,141,740
Gross unrealized depreciation	(3,471,302)

Net unrealized appreciation (depreciation)	$7,670,438

Cost for federal income tax purposes	$98,958,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Partner Mid Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Partner Mid Cap Value Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,871,989	13,871,989	–	–
Consumer Staples	2,380,860	2,380,860	–	–
Energy	11,755,281	11,755,281	–	–
Financials	29,607,000	29,607,000	–	–
Health Care	5,814,936	5,814,936	–	–
Industrials	8,914,892	8,914,892	–	–
Information Technology	7,320,562	7,320,562	–	–
Materials	7,004,909	7,004,909	–	–
Telecommunications Services	2,619,878	2,619,878	–	–
Utilities	10,360,109	10,360,109	–	–
Collateral Held for Securities Loaned	6,178,662	6,178,662	–	–
Short-Term Investments	799,988	–	799,988	–

Total	$106,629,066	$105,829,078	$799,988	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$2,711,317	$1,221,112	$3,932,429	–	$–	$–
Thrivent Financial Securities Lending Trust	3,261,573	15,038,414	12,121,325	6,178,662	6,178,662	4,193
Total Value and Income Earned	5,972,890				6,178,662	4,193

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Mid Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (12.0%)
93,210	Aeropostale, Inc.[a]	$3,065,677
114,911	Autoliv, Inc.	4,919,340
172,044	Career Education Corporation[a]	3,741,957
277,400	CBS Corporation	3,586,782
551,752	Chico’s FAS, Inc.[a]	7,045,873
117,892	Discovery Communications, Inc.[a]	3,496,677
110,881	Dollar Tree, Inc.[a]	5,490,827
130,659	Guess ?, Inc.	5,188,469
135,329	Harman International Industries, Inc.	4,810,946
131,000	Jarden Corporation	3,992,880
138,900	Kohl’s Corporation[a]	6,996,393
140,639	McGraw-Hill Companies, Inc.	4,985,652
103,000	Omnicom Group, Inc.	3,635,900
125,714	Panera Bread Company[a,b]	8,978,494
337,900	Scientific Games Corporation[a]	4,757,632
298,492	Toll Brothers, Inc.[a]	5,513,147
262,098	WMS Industries, Inc.[a]	9,718,594

	Total Consumer Discretionary	89,925,240

Consumer Staples (3.3%)
294,909	Flowers Foods, Inc.	7,163,339
171,495	Kroger Company	3,675,138
197,773	TreeHouse Foods, Inc.[a]	7,661,726
472,900	Tyson Foods, Inc.	6,535,478

	Total Consumer Staples	25,035,681

Energy (8.8%)
261,134	Alpha Natural Resources, Inc.[a]	10,604,652
167,375	Comstock Resources, Inc.[a]	6,525,951
337,056	Forest Oil Corporation[a]	8,129,791
192,280	Helmerich & Payne, Inc.	8,043,072
207,388	National Oilwell Varco, Inc.	8,482,169
594,604	Patterson-UTI Energy, Inc.	9,133,118
166,826	Southwestern Energy Company[a]	7,153,499
156,296	Superior Energy Services, Inc.[a]	3,590,119
288,786	Willbros Group, Inc.[a]	4,415,538

	Total Energy	66,077,909

Financials (16.2%)
142,445	Commerce Bancshares, Inc.	5,637,973
287,666	Cousins Properties, Inc.	2,203,522
342,533	Duke Realty Corporation	3,877,474
122,510	Eaton Vance Corporation	3,529,513
152,726	Endurance Specialty Holdings, Ltd.	5,501,190
315,156	Equity One, Inc.[b]	5,278,863
143,020	Hanover Insurance Group, Inc.	6,066,908
498,326	HCC Insurance Holdings, Inc.	13,504,635
644,009	Host Hotels & Resorts, Inc.[a]	6,826,495
292,200	Hudson City Bancorp, Inc.	3,877,494
40,471	IntercontinentalExchange, Inc.[a]	3,864,171
213,522	Invesco, Ltd.	4,120,975
132,582	Lazard, Ltd.	5,109,710
576,912	New York Community Bancorp, Inc.[b]	8,670,987
73,990	Northern Trust Corporation	3,737,975
67,847	PartnerRe, Ltd.	5,060,708
82,040	Rayonier, Inc. REIT	3,444,860
538,612	W.R. Berkley Corporation	13,104,430
419,170	Washington Federal, Inc.	7,817,520
126,630	Westamerica Bancorporation[b]	7,038,095

Shares	Common Stock (96.5%)	Value
Financials (16.2%) - continued
209,402	Zions Bancorporation[b]	$3,972,356

	Total Financials	122,245,854

Health Care (12.0%)
108,409	Beckman Coulter, Inc.	7,086,696
233,024	BioMarin Pharmaceutical, Inc.[a]	4,527,656
89,914	C.R. Bard, Inc.	7,452,971
103,739	Charles River Laboratories International, Inc.[a]	3,769,875
299,682	Community Health Systems, Inc.[a]	9,775,627
321,474	Coventry Health Care, Inc.[a]	7,355,325
59,057	Henry Schein, Inc.[a]	3,192,031
340,336	Hologic, Inc.[a]	5,128,864
106,853	Kinetic Concepts, Inc.[a]	4,411,960
355,352	King Pharmaceuticals, Inc.[a]	4,267,778
148,239	Lincare Holdings, Inc.[a]	5,458,160
136,060	Masimo Corporation[a]	3,777,026
46,240	NuVasive, Inc.[a,b]	1,276,224
94,125	Shire Pharmaceuticals Group plc ADR	5,609,850
93,393	United Therapeutics Corporation[a]	5,563,421
99,802	Varian Medical Systems, Inc.[a]	5,019,043
181,933	Vertex Pharmaceuticals, Inc.[a]	6,986,227

	Total Health Care	90,658,734

Industrials (13.7%)
62,078	Alliant Techsystems, Inc.[a,b]	4,902,300
189,075	BE Aerospace, Inc.[a]	4,240,952
140,639	CSX Corporation	6,027,788
127,271	IDEX Corporation	3,591,588
558,161	Manitowoc Company, Inc.	6,083,955
75,298	Manpower, Inc.	3,899,683
242,932	Monster Worldwide, Inc.[a]	3,787,310
142,654	Navistar International Corporation[a]	5,276,771
274,044	Oshkosh Corporation	9,884,767
210,958	Pall Corporation	7,271,722
72,518	Parker Hannifin Corporation	4,054,481
41,568	Precision Castparts Corporation	4,375,032
70,894	Rockwell Collins, Inc.	3,770,852
117,840	Roper Industries, Inc.	5,901,427
174,200	Shaw Group, Inc.[a]	5,624,918
132,306	SPX Corporation	7,202,739
168,383	Tyco International, Ltd.[a]	5,965,810
403,742	Werner Enterprises, Inc.	7,986,017
111,706	WESCO International, Inc.[a]	3,096,490

	Total Industrials	102,944,602

Information Technology (15.2%)
179,736	Akamai Technologies, Inc.[a]	4,439,479
2,159,533	Atmel Corporation[a]	10,020,233
1,747,550	Compuware Corporation[a]	13,263,905
391,153	eBay, Inc.[a]	9,004,342
152,666	F5 Networks, Inc.[a]	7,546,280
438,994	FormFactor, Inc.[a]	6,791,237
152,450	Juniper Networks, Inc.[a]	3,785,334
119,396	KLA-Tencor Corporation	3,366,967
144,850	Lam Research Corporation[a]	4,781,499
294,280	Maxim Integrated Products, Inc.	5,144,014
169,390	Novellus Systems, Inc.[a]	3,540,251
176,622	Paychex, Inc.	5,120,272
277,524	Polycom, Inc.[a]	6,224,863
94,125	Sybase, Inc.[a]	3,828,064
904,815	Teradyne, Inc.[a]	8,450,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Mid Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (96.5%)	Value
Information Technology (15.2%) - continued
823,507	TIBCO Software, Inc.[a]	$7,378,623
251,796	Xilinx, Inc.	5,937,350
228,263	Zebra Technologies Corporation[a]	5,957,664

	Total Information Technology	114,581,349

Materials (9.2%)
257,016	Albemarle Corporation	9,180,612
162,840	Ball Corporation	8,270,644
31,314	CF Industries Holdings, Inc.	2,907,818
65,800	Cliffs Natural Resources, Inc.	2,628,710
319,734	Commercial Metals Company	4,393,145
284,438	Crown Holdings, Inc.[a]	6,772,469
256,282	Owens-Illinois, Inc.[a]	6,975,996
384,377	Packaging Corporation of America	8,475,513
161,100	Pactiv Corporation[a]	3,632,805
232,567	Sealed Air Corporation	4,614,129
147,950	Silgan Holdings, Inc.	7,671,207
230,094	Steel Dynamics, Inc.	3,492,827

	Total Materials	69,015,875

Telecommunications Services (0.7%)
172,319	Telephone and Data Systems, Inc.	5,436,664

	Total Telecommunications Services	5,436,664

Utilities (5.4%)
144,301	Alliant Energy Corporation	4,502,191
214,163	DPL, Inc.	5,748,135
44,225	Entergy Corporation	3,374,810
118,572	EQT Corporation	5,219,539
61,530	FirstEnergy Corporation	2,683,939
102,458	National Fuel Gas Company	4,807,329
426,038	NV Energy, Inc.	4,907,958
155,747	Pepco Holdings, Inc.	2,557,366
162,065	Portland General Electric Company	3,160,267
156,662	UGI Corporation	3,839,786

	Total Utilities	40,801,320

	Total Common Stock (cost $682,097,377)	726,723,228

Shares	Collateral Held for Securities Loaned (4.7%)	Value
35,154,889	Thrivent Financial Securities Lending Trust	35,154,889

	Total Collateral Held for Securities Loaned (cost $35,154,889)	35,154,889

Principal Amount	Short-Term Investments (3.2%)[c]	Value
	ENI Finance USA, Inc.
8,290,000	0.140%, 2/1/2010	8,289,936
	Federal Home Loan Bank Discount Notes
2,000,000	0.035%, 2/10/2010	1,999,979
3,245,000	0.050%, 2/12/2010	3,244,941

Principal Amount	Short-Term Investments (3.2%)[c]	Value
	Federal National Mortgage Association Discount Notes
4,300,000	0.020%, 2/1/2010	$4,299,995
6,350,000	0.050%, 2/4/2010	6,349,956

	Total Short-Term Investments (at amortized cost)	24,184,807

	Total Investments (cost $741,437,073) 104.4%	$786,062,924

	Other Assets and Liabilities, Net (4.4%)	(33,264,642)

	Total Net Assets 100.0%	$752,798,282

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT -	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$105,490,992
Gross unrealized depreciation	(60,865,141)

Net unrealized appreciation (depreciation)	$44,625,851

Cost for federal income tax purposes	$741,437,073

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Mid Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Mid Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	89,925,240	89,925,240	–	–
Consumer Staples	25,035,681	25,035,681	–	–
Energy	66,077,909	66,077,909	–	–
Financials	122,245,854	122,245,854	–	–
Health Care	90,658,734	90,658,734	–	–
Industrials	102,944,602	102,944,602	–	–
Information Technology	114,581,349	114,581,349	–	–
Materials	69,015,875	69,015,875	–	–
Telecommunications Services	5,436,664	5,436,664	–	–
Utilities	40,801,320	40,801,320	–	–
Collateral Held for Securities Loaned	35,154,889	35,154,889	–	–
Short-Term Investments	24,184,807	–	24,184,807	–

Total	$786,062,924	$761,878,117	$24,184,807	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$50,920	$–	$50,920	–	$–	$–
Thrivent Financial Securities Lending Trust	47,693,917	81,382,466	93,921,494	35,154,889	35,154,889	28,923
Total Value and Income Earned	47,744,837				35,154,889	28,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (85.8%)	Value
Australia (2.6%)
32,893	AMP, Ltd.	$180,996
57,200	Ausenco, Ltd.	203,378
37,144	BHP Billiton, Ltd.	1,291,280
123,462	Hastie Group, Ltd.	200,418
19,539	JB Hi-Fi, Ltd.	347,112
13,570	MacArthur Coal, Ltd.	112,554
5,220	Orica, Ltd.	111,103
6,621	Rio Tinto, Ltd.	395,879
52,819	Seek, Ltd.	300,695
255,377	Transpacific Industries Group, Ltd.[a]	279,460
8,715	Wesfarmer, Ltd.	211,413
14,920	Westpac Banking Corporation	313,081
5,633	Woolworths, Ltd.	128,560

	Total Australia	4,075,929

Austria (0.2%)
5,752	Andritz AG	321,275

	Total Austria	321,275

Belgium (0.6%)
8,255	Anheuser-Busch InBev NV	411,964
1,921	Bekaert SA	279,597
2,455	Delhaize Group SA	192,456

	Total Belgium	884,017

Bermuda (0.3%)
135,000	Noble Group, Ltd.	274,300
163,000	Pacific Basin Shipping, Ltd.	119,796

	Total Bermuda	394,096

Brazil (2.6%)
37,710	Banco Bradesco SA ADR	624,478
24,000	Lojas Renner SA	458,101
15,000	Multiplan Empreendimentos Imobiliarios SA	238,727
19,000	Petroleo Brasileiro SA ADR	685,519
8,300	Souza Cruz SA	266,437
13,000	Ultrapar Participacoes SA	571,724
12,750	Vale SA SP ADR	328,823
38,000	Vale SA SP PREF ADR	858,039

	Total Brazil	4,031,848

Canada (1.5%)
6,700	Alimentation Couche-Tard, Inc.	126,193
2,600	Canadian Utilities, Ltd.	105,187
9,800	Cenovus Energy, Inc.	226,464
4,230	Enbridge, Inc.	183,591
9,800	EnCana Corporation	299,691
6,800	Gildan Activewear, Inc.[a]	145,819
18,700	Grande Cache Coal Corporation[a]	91,288
2,700	Inmet Mining Corporation	136,730
3,200	National Bank of Canada	169,113
3,600	Petrobank Energy & Resources, Ltd.[a]	177,862
14,900	Sino-Forest Corporation[a]	258,760
6,000	Suncor Energy, Inc.	189,432
6,700	Teck Resources, Ltd.[a]	219,365

	Total Canada	2,329,495

Cayman Islands (0.4%)
134,358	China High Precision Automation Group, Ltd.[a]	98,467

Shares	Common Stock (85.8%)	Value
Cayman Islands (0.4%) - continued
81,512	China Shineway Pharmaceutical Group, Ltd.	$142,315
398,858	Kingboard Laminates Holdings, Ltd.	281,143
5,700	Subsea 7, Inc.[a]	94,737

	Total Cayman Islands	616,662

Chile (0.3%)
7,600	Banco Santander Chile SA ADR	469,908

	Total Chile	469,908

China (0.5%)
507,050	Bank of China, Ltd.	242,547
520,000	PetroChina Company, Ltd.	580,740

	Total China	823,287

Denmark (0.8%)
2,040	Carlsberg AS	152,149
19,541	DSV ASa	346,715
7,882	Novo Nordisk AS	533,294
2,213	Rockwool International	253,420

	Total Denmark	1,285,578

Finland (0.6%)
4,716	Kone Oyj	189,953
9,680	Outotec Oyj	324,707
25,428	Ramirent Oyj[a]	253,596
5,996	Sampo Oyj	144,848

	Total Finland	913,104

France (6.1%)
4,241	Alstom SA	283,187
11,359	Alten, Ltd.[a]	324,935
44,316	AXA SA	912,553
7,701	BNP Paribas SA	550,167
23,800	Cap Gemini SA	1,056,869
5,248	Carrefour SA	256,060
1,104	CNP Assurances	97,734
18,420	Compagnie de Saint-Gobain	879,982
5,264	Euler Hermes SA	426,296
5,065	Eurofins Scientific	248,926
4,996	Eutelsat Communications	161,262
3,333	Nexans SA	266,506
1,539	Sanofi-Aventis	113,807
10,295	Schneider Electric SA	1,062,138
2,699	Technip SA	184,517
15,550	Total SA	898,737
2,200	Unibail-Rodamco	476,727
2,784	Valeo SAa	91,452
808	Vallourec SA	138,987
3,842	Vinci SA	205,201
30,900	Vivendi	803,400

	Total France	9,439,443

Germany (3.7%)
13,912	Aixtron AG	415,678
4,866	BASF SE	276,840
5,542	Bayer AG	378,817
2,223	Bilfinger Berger AG	161,116
2,515	Daimler AG	115,708
7,513	Demag Cranes AG	234,696
3,008	Deutsche Bank AG	183,502
3,760	Deutsche Boerse AG	246,468

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (85.8%)	Value
Germany (3.7%) - continued
7,897	ElringKlinger AG	$175,419
17,050	Gildemeister AG	250,847
2,996	Hannover Rueckversicherung AGa	138,357
3,276	HeidelbergCement AG	197,850
5,215	Henkel AG & Company KGaA	265,953
1,945	Hochtief AG	144,784
33,186	Infineon Technologies AGa	183,140
2,907	Metro AG	159,303
1,767	MTU Aero Engines Holding AG	91,419
10,787	ProSiebanSat.1 Media AG	145,254
4,170	Rheinmetall AG	265,702
1,945	RWE AG	172,570
9,850	Siemens AG	878,348
16,751	Tognum AG	291,795
22,005	Wirecard AG	282,791

	Total Germany	5,656,357

Greece (0.3%)
13,456	Intralot SA Integrated Lottery Systems & Services	59,037
16,000	National Bank of Greece SAa	349,763
5,672	Public Power Corporation SAa	105,968

	Total Greece	514,768

Hong Kong (2.8%)
89,000	China Mobile, Ltd.	836,125
96,000	Hang Lung Group, Ltd.	430,297
20,100	Hong Kong Exchanges and Clearing, Ltd.	338,923
28,000	Hongkong Electric Holdings, Ltd.	156,698
160,050	Hutchison Whampoa, Ltd.	1,088,659
358,950	New World Development Company, Ltd.	585,790
230,000	Swire Pacific, Ltd.	465,199
428,000	Techtronic Industries Company	351,937

	Total Hong Kong	4,253,628

Hungary (0.4%)
3,200	Richter Gedeon Nyrt	673,576

	Total Hungary	673,576

India (1.9%)
30,000	Bharti Airtel, Ltd.	197,967
6,600	GlaxoSmithKline Pharmaceuticals, Ltd.	215,784
9,500	Grasim Industries, Ltd.	534,631
14,100	Hero Honda Motors, Ltd.	474,750
25,000	Hindustan Unilever, Ltd.	130,540
12,700	Housing Development Finance Corporation	653,569
8,000	ICICI Bank, Ltd.	143,083
11,000	Infosys Technologies, Ltd.	587,709

	Total India	2,938,033

Indonesia (0.4%)
178,000	PT Astra International Tbk	680,478

	Total Indonesia	680,478

Ireland (0.2%)
79,397	C&C Group plc	319,955

	Total Ireland	319,955

Shares	Common Stock (85.8%)	Value
Israel (0.6%)
13,000	Check Point Software Technologies, Ltd.[a]	$415,740
8,500	Teva Pharmaceutical Industries, Ltd. ADR	482,120

	Total Israel	897,860

Italy (2.9%)
9,896	Atlantia SPA	247,215
28,158	Autogrill SPA[a]	342,156
31,016	Azimut Holding SPA	381,240
154,950	Enel SPA	833,017
44,400	Eni SPA	1,031,968
57,554	Finmeccanica SPA	797,735
7,569	Italcementi SPA	50,145
18,004	Mediaset SPA	136,673
10,800	Saipem SPA	349,679
17,594	Trevi Finanziaria SPA	286,393

	Total Italy	4,456,221

Japan (15.1%)
6,200	Aisin Seiki Company, Ltd.	163,604
24,800	Alps Electric Company, Ltd.[a]	141,999
16,000	Asahi Glass Company, Ltd.	159,515
29,000	Asics Corporation	286,407
3,800	Astellas Pharmaceutical, Inc.	140,151
53,350	Bridgestone Corporation	850,238
30,000	Chiba Bank, Ltd.	181,066
31,000	Chiyoda Corporation	282,393
6,500	Chugai Pharmaceutical Company, Ltd.	116,059
31,900	CKD Corporation	215,956
9,600	COMSYS Holdings Corporation	95,274
7,405	Cosmos Pharmaceutical Corporation	163,268
19,000	Dai Nippon Printing Company, Ltd.	260,541
17,000	Daicel Chemical Industries, Ltd.	102,340
33,950	Daiichi Sankyo Company, Ltd.	705,552
13,384	Daiseki Company, Ltd.	280,911
21,050	Daito Trust Construction Company, Ltd.	998,447
30,000	Daiwa Securities Group, Inc.	150,022
67,000	Denki Kagaku Kogyo KK	272,310
8,500	Denso Corporation	249,725
5,900	Disco Corporation	327,082
16,300	East Japan Railway Company	1,094,347
11,700	Elpida Memory, Inc.[a]	206,533
13,042	Exedy Corporation	287,595
9,400	Fuji Film Holdings Corporation	301,069
33,000	Fujitsu, Ltd.	201,263
12,100	Honda Motor Company, Ltd.	410,058
1,300	Idemitsu Kosan Company, Ltd.	83,139
32,000	ITOCHU Corporation	249,810
6,600	JFE Holdings, Inc.	229,486
44,450	Kao Corporation	1,072,404
17,400	Keihin Corporation	269,289
12,000	Kirin Holdings Company, Ltd.	182,917
4,200	K’s Holdings Corporation	133,403
3,400	Makita Corporation	114,077
37,000	Marubeni Corporation	214,872
51,000	Minebea Company, Ltd.	270,782
8,600	Mitsubishi Corporation	207,959
13,700	Mitsui & Company, Ltd.	201,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (85.8%)	Value
Japan (15.1%) - continued
23,352	Mitsui Sumitomo Insurance Group Holdings, Inc.	$584,510
2,800	Murata Manufacturing Company, Ltd.	153,614
23,000	Nabtesco Corporation	270,841
3,913	Nichi-iko Pharmaceutical Company, Ltd.	119,640
14,651	Nifco, Inc.	318,779
13,000	Nippon Electric Glass Company, Ltd.	182,877
22,000	Nippon Oil Corporation	102,801
41,400	Nissan Motor Company, Ltd.[a]	336,533
3,800	Nissin Foods Holdings Company, Ltd.	125,147
109	NTT DoCoMo, Inc.	163,163
49	Osaka Securities Exchange Company, Ltd.	272,026
7,600	Pigeon Corporation	299,128
3,900	Santen Pharmaceutical Company, Ltd.	122,748
11,500	Shin-Etsu Chemical Company, Ltd.	601,453
10,900	Softbank Corporation	277,141
15,000	Sony Corporation	500,275
306	Stanley Electric Company, Ltd.	5,831
124,000	Sumitomo Corporation	1,395,894
14,600	Sumitomo Electric Industries, Ltd.	190,701
7,700	Sumitomo Mitsui Financial Group, Inc.	248,534
224,750	Sumitomo Trust and Banking Company, Ltd.	1,245,145
7,200	Suzuki Motor Corporation	162,730
6,400	Sysmex Corporation	357,667
8,000	Taiyo Yuden Company, Ltd.	122,800
16,250	Takeda Pharmaceutical Company, Ltd.	712,820
2,900	TDK Corporation	187,327
6,500	Tokai Rika Company, Ltd.	136,243
14,400	Tokio Marine Holdings, Inc.	387,191
65,000	Toshiba Corporation[a]	355,150
25,000	Toshiba Plant Systems & Services Corporation	304,273
5,000	Toyo Suisan Kaisha, Ltd.	131,945
58,199	Tsubakimoto Chain Company	259,208
52,000	Ube Industries, Ltd.	134,658
7,800	Unicharm Petcare Corporation	259,911
12,000	Yamato Holdings Company, Ltd.	164,807

	Total Japan	23,066,880

Luxembourg (0.6%)
24,420	Acergy SA	371,335
12,000	Tenaris SA ADR	528,000

	Total Luxembourg	899,335

Malaysia (0.5%)
85,000	CIMB Group Holdings Berhad	314,527
135,500	Public Bank Berhad	476,026

	Total Malaysia	790,553

Mexico (1.3%)
168,000	Consorcio ARA SAB de CVa	108,018
16,000	Fomento Economico Mexicano SAB de CV ADR	674,559

Shares	Common Stock (85.8%)	Value
Mexico (1.3%) - continued
6,100	Grupo Aeroportuario del Sureste SAB de CV ADR	$294,752
180,500	Grupo Financiero Banorte SAB de CV ADR	592,283
117,000	Organizacion Soriana SAB de CVa	271,659

	Total Mexico	1,941,271

Netherlands (2.3%)
27,661	Arcelor Mittal	1,070,893
8,395	ASML Holding NV	263,670
15,606	BinckBank NV	273,317
27,655	Koninklijke (Royal) Ahold NV	347,524
8,408	Koninklijke (Royal) KPN NV	139,231
10,058	Koninklijke Boskalis Westminster NV	353,130
14,193	Koninklijke DSM NV	661,541
2,300	Koninklijke Vopak NVa	172,285
10,684	Unilever NV	327,163

	Total Netherlands	3,608,754

Norway (2.3%)
19,622	DnB NOR ASA[a]	221,582
208,000	Marine Harvest[a]	185,809
86,900	Norsk Hydro ASA[a]	630,233
12,600	Schibsted ASA[a]	276,205
40,000	Statoil ASA	897,660
21,000	Telenor ASA[a]	272,930
17,170	TGS Nopec Geophysical Company ASA[a]	327,643
15,700	Yara International ASA	655,473

	Total Norway	3,467,535

Philippines (0.3%)
1,400,000	Ayala Land, Inc.	313,910
157,200	Bank of the Philippine Islands	153,179

	Total Philippines	467,089

Portugal (0.3%)
59,204	Electricidade de Portugal SA	234,681
18,298	Portugal Telecom SGPS SA	188,841

	Total Portugal	423,522

Russia (0.4%)
10,000	LUKOIL ADR	546,866

	Total Russia	546,866

Singapore (2.0%)
430,000	CSE Global, Ltd.	267,271
20,000	DBS Group Holdings, Ltd.	201,498
169,000	Ezra Holdings, Ltd.	252,412
464,000	Golden Agri-Resources, Ltd.[a]	170,548
25,880	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	2,392
59,950	Keppel Corporation, Ltd.	354,201
477,000	Midas Holding, Ltd.	336,644
132,000	Parkway Holdings, Ltd.[a]	251,113
73,050	Singapore Airlines, Ltd.	714,630
163,000	Singapore Airport Terminal
	Services, Ltd.	286,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (85.8%)	Value
Singapore (2.0%) - continued
130,000	Singapore Telecommunications, Ltd.	$277,028

	Total Singapore	3,113,877

South Africa (0.7%)
55,000	Massmart Holdings, Ltd.	627,307
80,000	Truworths International, Ltd.	442,092

	Total South Africa	1,069,399

South Korea (2.8%)
13,399	Busan Bank[a]	130,977
7,256	Hana Tour Service, Inc.	266,717
4,315	KB Financial Group, Inc.[a]	185,965
3,224	LG Innotek Company, Ltd.	246,808
1,700	POSCO	775,443
2,500	Samsung Electronics Company, Ltd.	1,099,688
750	Shinsegae Company, Ltd.[a]	338,436
2,690	SK Telecom Company, Ltd.	422,234
33,499	SK Telecom Company, Ltd. ADR	580,538
13,089	Sung Kwang Bend Company, Ltd.[a]	265,328

	Total South Korea	4,312,134

Spain (2.6%)
24,555	Antena 3 de Television SA	260,674
64,221	Banco Bilbao Vizcaya Argentaria SA	979,005
10,771	Banco Santander SA	153,829
3,880	Grupo Catalana Occidente SA	88,966
90,750	Iberdrola SA	772,671
4,739	Industria de Diseno Textil SA (Inditex)	298,320
46,396	Telefonica SA	1,111,503
70,280	Tubacex SA	274,932

	Total Spain	3,939,900

Sweden (1.3%)
16,381	Atlas Copco AB	222,080
10,162	Electrolux ABa	239,404
28,890	Hexagon AB	389,004
132,881	Niscayah Group AB	269,949
13,270	Svenska Cellulosa AB	178,779
5,327	Svenska Handelsbanken AB	138,802
60,260	Telefonaktiebolaget LM Ericsson	583,969

	Total Sweden	2,021,987

Switzerland (8.0%)
28,302	ABB, Ltd.[a]	512,374
3,202	Actelion, Ltd.[a]	169,408
19,134	Adecco SA	1,030,954
1,197	Baloise Holding AG	99,243
1,336	Burckhardt Compression Holding AG	242,630
7,463	Compagnie Financiere Richemont SA	252,778
14,832	Credit Suisse Group	641,590
832	Givaudan SA	678,217
17,855	Holcim, Ltd.[a]	1,222,633
4,602	Julius Baer Group, Ltd.	152,981
11,640	Meyer Burger Technology AGa	293,452
49,577	Nestle SA	2,350,035
49,145	Novartis AG	2,629,987
4,705	Roche Holding AG	789,362

Shares	Common Stock (85.8%)	Value
Switzerland (8.0%) - continued
176	Sika AG	$269,754
1,913	Tecan Group AG	135,392
17,619	UBS AGa	229,786
2,897	Zurich Financial Services AG	615,937

	Total Switzerland	12,316,513

Taiwan (0.5%)
125,000	Taiwan Mobile Company, Ltd.	241,504
277,362	Taiwan Semiconductor
	Manufacturing Company, Ltd.	526,513

	Total Taiwan	768,017

Thailand (1.2%)
106,000	PTT Exploration & Production pcl	418,210
129,950	PTT pcl	867,191
83,000	Siam Cement pcl	552,715

	Total Thailand	1,838,116

Turkey (0.6%)
102,194	Akbank TAS	596,935
8,000	BIM Birlesik Magazalar AS	362,920

	Total Turkey	959,855

United Kingdom (13.2%)
174,300	Aegis Group plc	331,577
18,294	Anglo American plc[a]	671,211
13,026	Antofagasta plc	180,811
30,724	ASOS plc[a]	211,453
10,739	Associated British Foods plc	150,864
4,856	AstraZeneca plc	225,393
5,747	Autonomy Corporation plc[a]	142,360
23,483	Babcock International Group plc	209,688
54,613	BAE Systems plc[a]	306,282
27,208	Barclays plc	116,282
37,934	BG Group plc	697,353
14,819	BHP Billiton plc	434,709
101,650	BP plc	948,370
21,368	British American Tobacco plc	706,299
2,902	Chemring Group plc	148,847
51,453	Cobham plc	190,374
27,559	Experian plc	262,026
87,338	GlaxoSmithKline plc	1,699,740
73,378	Halma plc	272,599
17,200	HSBC Holdings plc ADR	920,372
16,977	Imperial Tobacco Group plc	547,457
56,321	Intermediate Capital Group plc	240,084
32,812	Invensys plc	160,446
196,597	Kingfisher plc	662,195
29,798	Marks and Spencer Group plc	164,970
29,302	National Grid plc	294,294
6,120	Next plc	190,835
70,550	Pearson plc	999,023
58,074	Persimmon plc[a]	398,674
14,086	Rio Tinto plc	686,890
33,386	Rolls-Royce Group plc[a]	254,376
17,223	Rotork plc	346,926
79,109	RSA Insurance Group plc	161,746
13,239	SABMiller plc	360,018
36,113	Sage Group plc	135,834
161,767	SIG plc[a]	294,263
48,386	Standard Chartered plc	1,114,480
44,428	Tesco plc	300,670
7,087	Travis Perkins plc[a]	82,766
11,447	Ultra Electronics Holdings	231,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (85.8%)	Value
United Kingdom (13.2%) - continued
37,847	Unilever plc	$1,150,862
430,050	Vodafone Group plc	918,737
6,333	Whitbread plc	142,728
53,470	William Morrison Supermarkets plc	245,991
104,700	WPP plc	966,081
23,263	Xstrata plc[a]	377,462

	Total United Kingdom	20,255,956

United States (0.1%)
3,168	iShares MSCI EAFE Index Fund	166,257

	Total United States	166,257

	Total Common Stock (cost $125,026,300)	131,949,334

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Argentina (0.4%)
	Arcos Dorados SA
100,000	7.500%, 10/1/2019	100,500
	Argentina Government International Bond
1,680,000	2.840%, 12/15/2010[b]	116,473
180,000	3.169%, 12/15/2010[b]	10,080
230,000	7.000%, 3/28/2011	220,800
110,000	7.000%, 10/3/2015	85,525
10,000	2.260%, 3/31/2019[c]	3,986
340,000	2.500%, 3/31/2019[c]	113,050
12,523	7.820%, 12/31/2033	10,115

	Total Argentina	660,529

Brazil (0.6%)
	BFF International, Ltd.
100,000	7.250%, 1/28/2020	99,170
	Brazil Government International Bond
640,000	6.000%, 1/17/2017	682,560
40,000	8.250%, 1/20/2034	49,200
	Independencia International, Ltd.
170,000	9.875%, 5/15/2015[d,e]	44,625
	Telemar Norte Leste SA
100,000	9.500%, 4/23/2019[f]	119,000

	Total Brazil	994,555

Cayman Islands (0.1%)
	TGI International, Ltd.
130,000	9.500%, 10/3/2017	140,725

	Total Cayman Islands	140,725

Colombia (0.1%)
	Colombia Government International Bond
150,000	6.125%, 1/18/2041	135,000

	Total Colombia	135,000

Costa Rica (0.1%)
	Costa Rica Government International Bond
20,000	6.548%, 3/20/2014	21,700
60,000	9.995%, 8/1/2020	78,300

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Costa Rica (0.1%) - continued
	Ecopetrol SA
$90,000	7.625%, 7/23/2019	$97,425

	Total Costa Rica	197,425

Dominican Republic (0.1%)
	Dominican Republic International Bond
100,000	8.625%, 4/20/2027	106,000

	Total Dominican Republic	106,000

El Salvador (0.1%)
	El Salvador Government International Bond
20,000	8.250%, 4/10/2032	21,275
130,000	7.650%, 6/15/2035	131,950

	Total El Salvador	153,225

Gabon (0.1%)
	Gabon Government International Bond
100,000	8.200%, 12/12/2017[f]	108,250

	Total Gabon	108,250

Hungary (<0.1%)
	Hungary Government International Bond
40,000	6.250%, 1/29/2020	40,150

	Total Hungary	40,150

Indonesia (1.2%)
	Adaro Indonesia PT
100,000	7.625%, 10/22/2019	99,750
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	109,664
100,000	6.875%, 1/17/2018	108,500
990,000	5.875%, 3/13/2020	1,002,770
140,000	8.500%, 10/12/2035	165,550
100,000	6.625%, 2/17/2037	97,563
100,000	7.750%, 1/17/2038	110,375

	Total Indonesia	1,694,172

Iraq (0.1%)
	Iraq Government International Bond
250,000	5.800%, 1/15/2028	191,250

	Total Iraq	191,250

Ireland (0.1%)
	VIP Finance Ireland, Ltd.
100,000	9.125%, 4/30/2018[f]	108,000
40,000	9.125%, 4/30/2018	43,200

	Total Ireland	151,200

Kazakhstan (0.3%)
	KazMunaiGaz Finance Sub BV
100,000	8.375%, 7/2/2013[f]	108,750
330,000	11.750%, 1/23/2015	407,963

	Total Kazakhstan	516,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Lebanon (0.1%)
	Lebanon Government International Bond
$184,000	4.000%, 12/31/2017	$174,800

	Total Lebanon	174,800

Luxembourg (0.2%)
	Gaz Capital SA
130,000	9.250%, 4/23/2019	148,200
	Gazprom International
111,424	7.201%, 2/1/2020	114,555

	Total Luxembourg	262,755

Malaysia (0.2%)
	Malaysia Government International Bond
210,000	7.500%, 7/15/2011	227,781
	Petronas Capital, Ltd.
120,000	5.250%, 8/12/2019	120,965

	Total Malaysia	348,746

Mexico (0.9%)
	Cemex Finance, LLC
150,000	9.500%, 12/14/2016	153,090
	Mexico Government International Bond
50,000	5.625%, 1/15/2017	52,500
178,000	5.950%, 3/19/2019	188,057
140,000	5.125%, 1/15/2020	139,650
140,000	7.500%, 4/8/2033	159,600
30,000	6.750%, 9/27/2034	31,500
130,000	6.050%, 1/11/2040	125,125
	Pemex Project Funding Master Trust
200,000	5.750%, 3/1/2018	201,156
	Petroleos Mexicanos
247,000	8.000%, 5/3/2019	281,580

	Total Mexico	1,332,258

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	82,000

	Total Pakistan	82,000

Panama (0.2%)
	Panama Government International Bond
110,000	5.200%, 1/30/2020	109,450
50,000	8.875%, 9/30/2027	63,750
20,000	9.375%, 4/1/2029	26,500
110,000	6.700%, 1/26/2036	113,575

	Total Panama	313,275

Peru (0.1%)
	Peru Government International Bond
20,000	8.750%, 11/21/2033	25,300
200,000	6.550%, 3/14/2037	201,000

	Total Peru	226,300

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Philippines (0.5%)
	Philippines Government International Bond
$100,000	8.375%, 6/17/2019	$120,375
30,000	9.500%, 10/21/2024	38,400
370,000	10.625%, 3/16/2025	511,525
50,000	9.500%, 2/2/2030	64,625

	Total Philippines	734,925

Qatar (0.4%)
	Qatar Government International Bond
100,000	6.550%, 4/9/2019	109,750
270,000	5.250%, 1/20/2020	271,013
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
300,000	5.298%, 9/30/2020	299,640

	Total Qatar	680,403

Russia (0.7%)
	Russia Government International Bond
996,400	7.500%, 3/31/2030	1,121,050

	Total Russia	1,121,050

Serbia (0.1%)
	Serbia Government International Bond
100,000	6.750%, 11/1/2024	99,000

	Total Serbia	99,000

South Africa (0.2%)
	Peermont Global Proprietary, Ltd.
120,000	7.750%, 4/30/2014	148,502
	South Africa Government International Bond
90,000	5.875%, 5/30/2022	90,792

	Total South Africa	239,294

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
100,000	8.250%, 10/24/2012	106,891
100,000	7.400%, 1/22/2015	105,625

	Total Sri Lanka	212,516

Turkey (0.4%)
	Turkey Government International Bond
20,000	6.875%, 3/17/2036	19,850
580,000	7.250%, 3/5/2038	598,850

	Total Turkey	618,700

Ukraine (0.2%)
	Ukraine Government International Bond
150,000	4.950%, 10/13/2015	160,150
160,000	6.580%, 11/21/2016	132,816

	Total Ukraine	292,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value
United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
99,000	5.888%, 6/15/2019	99,000

	Total United Arab Emirates	99,000

United Kingdom (0.1%)
	HSBC Bank Plc
$1,250,000	Zero Coupon, 6/24/2010[g]	$219,874

	Total United Kingdom	219,874

Uruguay (0.3%)
	Uruguay Government International Bond
50,000	8.000%, 11/18/2022	57,175
50,000	6.875%, 9/28/2025	52,250
100,000	7.875%, 1/15/2033	108,750
242,000	7.625%, 3/21/2036	260,755

	Total Uruguay	478,930

Venezuela (0.7%)
	Petroleos de Venezuela SA
240,000	5.000%, 10/28/2015	136,800
130,000	5.125%, 10/28/2016	70,525
450,000	5.250%, 4/12/2017	272,250
	Venezuela Government International Bond
180,000	8.500%, 10/8/2014	146,700
80,000	13.625%, 8/15/2018	77,200
80,000	7.750%, 10/13/2019	54,080
450,000	6.000%, 12/9/2020	262,125
100,000	7.650%, 4/21/2025	62,000

	Total Venezuela	1,081,680

	Total Long-Term Fixed Income (cost $13,231,232)	13,707,666

Principal Amount	Short-Term Investments (3.1%)[h]	Value
	Federal Home Loan Bank Discount Notes
400,000	0.200%, 3/17/2010[i]	399,900
	Federal National Mortgage Association Discount Notes
1,800,000	0.010%, 2/1/2010	1,799,999
	Jupiter Securitization Company, LLC
2,600,000	0.120%, 2/1/2010	2,599,983

	Total Short-Term Investments (at amortized cost)	4,799,882

	Total Investments (cost $143,057,414) 97.8%	$150,456,882

	Other Assets and Liabilities, Net 2.2%	3,420,392

	Total Net Assets 100.0%	$153,877,274

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of January 29, 2010.

Security	Acquisition Date	Amortized Cost
Independencia International, Ltd.	5/8/2008	$95,654

e	In bankruptcy. Interest is not being accrued.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2010, the value of these investments was $444,000 or 0.3% of total net assets.
g	Security is fair valued.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At January 29, 2010, $399,900 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,924,551
Gross unrealized depreciation	(6,525,083)

Net unrealized appreciation (depreciation)	$7,399,468

Cost for federal income tax purposes	$143,057,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Partner Worldwide Allocation Fund's assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	15,911,614	746,648	15,164,966	–
Consumer Staples	14,030,540	1,069,581	12,960,959	–
Energy	10,972,901	2,862,283	8,110,618	–
Financials	21,814,264	2,656,938	19,157,326	–
Health Care	10,584,854	482,120	10,102,734	–
Industrials	23,290,534	631,946	22,658,588	–
Information Technology	9,119,400	415,740	8,703,660	–
Materials	17,819,240	1,893,005	15,926,235	–
Telecommunications Services	5,445,075	580,538	4,864,537	–
Utilities	2,960,912	261,885	2,699,027	–
Long-Term Fixed Income
Basic Materials	99,750	–	99,750	–
Communications Services	270,200	–	270,200	–
Consumer Cyclical	249,002	–	249,002	–
Consumer Non-Cyclical	143,795	–	143,795	–
Energy	1,502,028	–	1,502,028	–
Financials	219,874	–	–	219,874
Foreign Government	10,967,737	–	10,967,737	–
Transportation	140,725	–	140,725	–
Utilities	114,555	–	114,555	–
Short-Term Investments	4,799,882	–	4,799,882	–

Total	$150,456,882	$11,600,684	$138,636,324	$219,874

Other Financial Instruments*	($208,131)	($208,131)	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value January 29, 2010
Long-Term Fixed Income
Financials	–	928	–	($2,270)	221,216	–	219,874

Total	$–	$928	$–	($2,270)	$221,216	$–	$219,874

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	41	March 2010	$3,262,454	$3,057,165	($205,289)
Total Futures Contracts					($205,289)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Worldwide Allocation Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	295,989	2/1/2010 - 2/2/2010	$265,884	$261,844	($4,040)
Brazilian Real	568,500	4/12/2010	300,000	300,000	–
Brazilian Real	60,775	2/1/2010	32,288	32,241	(47)
British Pound	471,171	2/1/2010 - 2/2/2010	758,641	753,150	(5,491)
Canadian Dollar	205,843	2/1/2010 - 2/2/2010	193,147	192,503	(644)
EURO	1,232,700	2/1/2010 - 2/2/2010	1,721,349	1,709,232	(12,117)
Hong Kong Dollar	451,691	2/1/2010	58,157	58,178	21
Indian Rupee	10,448,000	4/12/2010	226,539	224,892	(1,647)
Indonesian Rupiah	2,096,802,999	4/12/2010	225,584	221,414	(4,170)
Israeli Shekel	420,840	3/17/2010	112,500	112,735	235
Japanese Yen	54,374,069	2/1/2010 - 2/2/2010	604,830	602,383	(2,447)
Malaysian Ringgit	510,000	4/12/2010	150,807	149,073	(1,734)
Mexican Peso	4,915,432	2/4/2010 - 3/17/2010	384,168	375,132	(9,036)
Norwegian Krone	552,810	2/1/2010 - 2/2/2010	94,139	93,332	(807)
Russian Ruble	4,263,930	4/12/2010	142,178	138,964	(3,214)
South Korea Won	258,351,999	4/12/2010	226,794	223,200	(3,594)
Swedish Krona	85,096	2/1/2010	11,647	11,516	(131)
Swiss Franc	128,567	2/2/2010	122,351	121,209	(1,142)
Turkish Lira	110,768	3/17/2010	72,313	73,458	1,145
Total Foreign Currency Forward Contracts Purchases			$5,703,316	$5,654,456	($48,860)

Sales
Australian Dollar	54,980	2/1/2010	$49,292	$48,638	$654
British Pound	404,541	2/1/2010 - 2/2/2010	652,296	646,645	5,651
Canadian Dollar	292,115	2/2/2010	274,002	273,183	819
EURO	788,194	2/1/2010 - 2/2/2010	1,099,103	1,092,896	6,207
EURO	246,833	2/16/2010	359,018	342,195	16,823
Hong Kong Dollar	1,774,762	2/1/2010	228,409	228,587	(178)
Indian Rupee	3,433,600	4/12/2010	74,000	73,908	92
Israeli Shekel	420,840	3/17/2010	112,572	112,735	(163)
Japanese Yen	88,229,941	2/1/2010 - 2/2/2010	981,042	977,455	3,587
Mexican Peso	4,915,432	2/4/2010 - 3/17/2010	381,423	375,132	6,291
Russian Ruble	4,263,930	4/12/2010	138,529	138,964	(435)
Singapore Dollar	205,598	2/1/2010	146,375	146,198	177
South Korea Won	87,476,001	4/12/2010	76,000	75,574	426
Swiss Franc	629,786	2/1/2010 - 2/2/2010	598,110	593,746	4,364
Turkish Lira	110,768	3/17/2010	75,161	73,458	1,703
Total Foreign Currency Forward Contracts Sales			$5,245,332	$5,199,314	$46,018

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($2,842)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$7,882,106	$10,558,224	$18,440,330	–	$–	$–
Total Value and Income Earned	7,882,106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner International Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (98.0%)	Value
Australia (3.0%)
155,901	AMP, Ltd.	$857,855
176,474	BHP Billiton, Ltd.	6,134,970
65,742	MacArthur Coal, Ltd.	545,285
24,905	Orica, Ltd.	530,079
31,494	Rio Tinto, Ltd.	1,883,070
41,372	Wesfarmer, Ltd.	1,003,626
70,685	Westpac Banking Corporation	1,483,254
27,848	Woolworths, Ltd.	635,567

	Total Australia	13,073,706

Belgium (0.7%)
39,110	Anheuser-Busch InBev NV	1,951,774
11,646	Delhaize Group SA	912,971

	Total Belgium	2,864,745

Bermuda (0.4%)
652,000	Noble Group, Ltd.	1,324,771
793,000	Pacific Basin Shipping, Ltd.	582,810

	Total Bermuda	1,907,581

Brazil (0.4%)
61,700	Vale SA SP ADR	1,591,243

	Total Brazil	1,591,243

Canada (2.6%)
33,500	Alimentation Couche-Tard, Inc.	630,964
12,900	Canadian Utilities, Ltd.	521,887
46,900	Cenovus Energy, Inc.	1,083,792
20,461	Enbridge, Inc.	888,053
46,900	EnCana Corporation	1,434,238
33,500	Gildan Activewear, Inc.[a]	718,372
88,800	Grande Cache Coal Corporation[a]	433,495
12,700	Inmet Mining Corporation	643,136
14,700	National Bank of Canada	776,861
16,800	Petrobank Energy & Resources, Ltd.[a]	830,023
71,800	Sino-Forest Corporation[a]	1,246,914
28,600	Suncor Energy, Inc.	902,961
31,700	Teck Resources, Ltd.[a]	1,037,891

	Total Canada	11,148,587

Cayman Islands (0.1%)
27,200	Subsea 7, Inc.[a]	452,078

	Total Cayman Islands	452,078

China (0.3%)
2,455,600	Bank of China, Ltd.	1,174,633

	Total China	1,174,633

Denmark (0.8%)
10,096	Carlsberg AS	752,987
37,486	Novo Nordisk AS	2,536,293

	Total Denmark	3,289,280

Finland (0.4%)
22,766	Kone Oyj	916,979
28,438	Sampo Oyj	686,991

	Total Finland	1,603,970

France (9.2%)
20,169	Alstom SA	1,346,759
215,800	AXA SA	4,443,739
36,646	BNP Paribas SA	2,618,024

Shares	Common Stock (98.0%)	Value
France (9.2%) - continued
115,200	Cap Gemini SA	$5,115,602
24,864	Carrefour SA	1,213,165
5,537	CNP Assurances	490,174
89,628	Compagnie de Saint-Gobain	4,281,812
24,485	Eutelsat Communications	790,334
7,293	Sanofi-Aventis	539,307
50,587	Schneider Electric SA	5,219,081
12,965	Technip SA	886,350
77,100	Total SA	4,456,117
11,400	Unibail-Rodamco	2,470,315
13,202	Valeo SAa	433,674
3,836	Vallourec SA	659,843
18,339	Vinci SA	979,484
156,400	Vivendi	4,066,400

	Total France	40,010,180

Germany (4.3%)
24,265	Aixtron AG	725,016
23,251	BASF SE	1,322,815
26,256	Bayer AG	1,794,699
10,535	Bilfinger Berger AG	763,544
11,917	Daimler AG	548,270
14,312	Deutsche Bank AG	873,097
17,813	Deutsche Boerse AG	1,167,644
14,974	Hannover Rueckversicherung AGa	691,509
15,562	HeidelbergCement AG	939,846
24,773	Henkel AG & Company KGaA	1,263,365
9,630	Hochtief AG	716,847
163,073	Infineon Technologies AGa	899,932
14,144	Metro AG	775,089
8,370	MTU Aero Engines Holding AG	433,037
52,702	ProSiebanSat.1 Media AG	709,665
9,391	RWE AG	833,216
48,800	Siemens AG	4,351,617

	Total Germany	18,809,208

Greece (0.5%)
77,500	National Bank of Greece SAa	1,694,168
28,163	Public Power Corporation SAa	526,158

	Total Greece	2,220,326

Hong Kong (2.3%)
71,800	Hong Kong Exchanges and Clearing, Ltd.	1,210,682
134,500	Hongkong Electric Holdings, Ltd.	752,708
774,100	Hutchison Whampoa, Ltd.	5,265,425
1,741,100	New World Development Company, Ltd.	2,841,397

	Total Hong Kong	10,070,212

Italy (3.9%)
47,061	Atlantia SPA	1,175,644
758,000	Enel SPA	4,075,038
221,700	Eni SPA	5,152,865
287,688	Finmeccanica SPA	3,987,542
37,825	Italcementi SPA	250,593
85,299	Mediaset SPA	647,525
56,800	Saipem SPA	1,839,054

	Total Italy	17,128,261

Japan (19.8%)
30,100	Aisin Seiki Company, Ltd.	794,271
119,100	Alps Electric Company, Ltd.[a]	681,941
81,000	Asahi Glass Company, Ltd.	807,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner International Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (98.0%)	Value
Japan (19.8%) - continued
18,800	Astellas Pharmaceutical, Inc.	$693,376
258,600	Bridgestone Corporation	4,121,302
138,000	Chiba Bank, Ltd.	832,903
32,300	Chugai Pharmaceutical Company, Ltd.	576,725
49,900	COMSYS Holdings Corporation	495,226
88,000	Dai Nippon Printing Company, Ltd.	1,206,715
84,000	Daicel Chemical Industries, Ltd.	505,680
166,650	Daiichi Sankyo Company, Ltd.	3,463,336
100,000	Daito Trust Construction Company, Ltd.	4,743,210
141,000	Daiwa Securities Group, Inc.	705,105
40,100	Denso Corporation	1,178,116
8,900	Disco Corporation	493,395
78,900	East Japan Railway Company	5,297,178
56,000	Elpida Memory, Inc.[a]	988,536
44,500	Fuji Film Holdings Corporation	1,425,274
154,000	Fujitsu, Ltd.	939,228
58,000	Honda Motor Company, Ltd.	1,965,569
6,100	Idemitsu Kosan Company, Ltd.	390,113
149,000	ITOCHU Corporation	1,163,176
31,300	JFE Holdings, Inc.	1,088,322
216,400	Kao Corporation	5,220,882
58,000	Kirin Holdings Company, Ltd.	884,100
20,800	K’s Holdings Corporation	660,663
16,000	Makita Corporation	536,834
174,000	Marubeni Corporation	1,010,481
42,400	Mitsubishi Corporation	1,025,284
66,300	Mitsui & Company, Ltd.	975,170
108,955	Mitsui Sumitomo Insurance Group Holdings, Inc.	2,727,188
13,600	Murata Manufacturing Company, Ltd.	746,126
63,000	Nippon Electric Glass Company, Ltd.	886,250
111,000	Nippon Oil Corporation	518,678
198,500	Nissan Motor Company, Ltd.[a]	1,613,571
18,300	Nissin Foods Holdings Company, Ltd.	602,679
546	NTT DoCoMo, Inc.	817,311
19,800	Santen Pharmaceutical Company, Ltd.	623,184
55,200	Shin-Etsu Chemical Company, Ltd.	2,886,975
51,400	Softbank Corporation	1,306,884
71,600	Sony Corporation	2,387,978
1,485	Stanley Electric Company, Ltd.	28,297
599,900	Sumitomo Corporation	6,753,194
72,600	Sumitomo Electric Industries, Ltd.	948,282
36,500	Sumitomo Mitsui Financial Group, Inc.	1,178,115
1,090,150	Sumitomo Trust and Banking Company, Ltd.	6,039,575
35,500	Suzuki Motor Corporation	802,348
77,800	Takeda Pharmaceutical Company, Ltd.	3,412,760
13,500	TDK Corporation	872,040
32,200	Tokai Rika Company, Ltd.	674,927
68,100	Tokio Marine Holdings, Inc.	1,831,093
309,000	Toshiba Corporation[a]	1,688,324
24,000	Toyo Suisan Kaisha, Ltd.	633,336
258,000	Ube Industries, Ltd.	668,109

Shares	Common Stock (98.0%)	Value
Japan (19.8%) - continued
58,000	Yamato Holdings Company, Ltd.	$796,569

	Total Japan	86,313,449

Netherlands (3.3%)
136,735	Arcelor Mittal	5,293,684
40,167	ASML Holding NV	1,261,562
131,510	Koninklijke (Royal) Ahold NV	1,652,610
39,835	Koninklijke (Royal) KPN NV	659,642
68,818	Koninklijke DSM NV	3,207,633
11,793	Koninklijke Vopak NVa	883,373
51,134	Unilever NV	1,565,812

	Total Netherlands	14,524,316

Norway (3.2%)
95,822	DnB NOR ASA[a]	1,082,070
1,020,000	Marine Harvest[a]	911,180
421,200	Norsk Hydro ASA[a]	3,054,706
192,949	Statoil ASA	4,330,066
100,400	Telenor ASA[a]	1,304,866
76,400	Yara International ASA	3,189,692

	Total Norway	13,872,580

Portugal (0.5%)
280,081	Electricidade de Portugal SA	1,110,227
87,537	Portugal Telecom SGPS SA	903,408

	Total Portugal	2,013,635

Singapore (1.9%)
96,000	DBS Group Holdings, Ltd.	967,188
2,270,000	Golden Agri-Resources, Ltd.[a]	834,362
152,578	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	14,104
290,950	Keppel Corporation, Ltd.	1,719,011
348,500	Singapore Airlines, Ltd.	3,409,293
625,000	Singapore Telecommunications, Ltd.	1,331,864

	Total Singapore	8,275,822

South Korea (2.2%)
20,893	KB Financial Group, Inc.[a]	900,431
8,500	POSCO	3,877,215
12,980	SK Telecom Company, Ltd.	2,037,398
164,050	SK Telecom Company, Ltd. ADR	2,842,986

	Total South Korea	9,658,030

Spain (3.7%)
309,396	Banco Bilbao Vizcaya Argentaria SA	4,716,530
51,029	Banco Santander SA	728,784
424,800	Iberdrola SA	3,616,867
22,451	Industria de Diseno Textil SA (Inditex)	1,413,289
227,141	Telefonica SA	5,441,589

	Total Spain	15,917,059

Sweden (1.5%)
60,447	Atlas Copco AB	819,491
47,967	Electrolux ABa	1,130,043
62,930	Svenska Cellulosa AB	847,821
25,266	Svenska Handelsbanken AB	658,339

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner International Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (98.0%)	Value
Sweden (1.5%) - continued
296,740	Telefonaktiebolaget LM Ericsson	$2,875,657

	Total Sweden	6,331,351

Switzerland (12.7%)
134,587	ABB, Ltd.[a]	2,436,536
15,503	Actelion, Ltd.[a]	820,216
92,414	Adecco SA	4,979,335
5,985	Baloise Holding AG	496,217
35,538	Compagnie Financiere Richemont SA	1,203,702
70,595	Credit Suisse Group	3,053,735
4,601	Givaudan SA	3,750,572
86,081	Holcim, Ltd.[a]	5,894,459
22,333	Julius Baer Group, Ltd.	742,398
240,363	Nestle SA	11,393,619
234,689	Novartis AG	12,559,346
22,295	Roche Holding AG	3,740,452
83,710	UBS AGa	1,091,742
14,623	Zurich Financial Services AG	3,109,027

	Total Switzerland	55,271,356

Thailand (1.0%)
630,600	PTT pcl	4,208,164

	Total Thailand	4,208,164

United Kingdom (19.3%)
86,755	Anglo American plc[a]	3,183,060
63,859	Antofagasta plc	886,411
50,881	Associated British Foods plc	714,790
23,067	AstraZeneca plc	1,070,661
28,310	Autonomy Corporation plc[a]	701,274
66,331	Babcock International Group plc	592,293
262,022	BAE Systems plc[a]	1,469,476
133,791	Barclays plc	571,798
180,388	BG Group plc	3,316,129
70,490	BHP Billiton plc	2,067,793
500,100	BP plc	4,665,815
101,612	British American Tobacco plc	3,358,686
14,083	Chemring Group plc	722,332
247,533	Cobham plc	915,864
131,841	Experian plc	1,253,522
416,709	GlaxoSmithKline plc	8,109,840
84,300	HSBC Holdings plc ADR	4,510,893
80,864	Imperial Tobacco Group plc	2,607,618
160,005	Invensys plc	782,403
943,084	Kingfisher plc	3,176,577
144,071	Marks and Spencer Group plc	797,618
139,349	National Grid plc	1,399,549
28,997	Next plc	904,191
339,300	Pearson plc	4,804,653
82,183	Persimmon plc[a]	564,181
66,932	Rio Tinto plc	3,263,876
158,174	Rolls-Royce Group plc[a]	1,205,167
375,167	RSA Insurance Group plc	767,065
62,725	SABMiller plc	1,705,727
178,518	Sage Group plc	671,469
132,080	Standard Chartered plc	3,042,210
210,181	Tesco plc	1,422,417
35,944	Travis Perkins plc[a]	419,774
183,477	Unilever plc	5,579,214
2,106,387	Vodafone Group plc	4,499,978
30,058	Whitbread plc	677,409
255,791	William Morrison Supermarkets plc	1,176,778

Shares	Common Stock (98.0%)	Value
United Kingdom (19.3%) - continued
534,300	WPP plc	$4,930,061
110,212	Xstrata plc[a]	1,788,285

	Total United Kingdom	84,296,857

	Total Common Stock (cost $405,317,749)	426,026,629

Principal Amount	Short-Term Investments (1.0%)[b]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.050%, 2/10/2010	999,984
1,000,000	0.050%, 2/12/2010	999,982
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.020%, 2/4/2010	499,999
	Jupiter Securitization Company, LLC
1,625,000	0.120%, 2/1/2010	1,624,989

	Total Short-Term Investments (at amortized cost)	4,124,954

	Total Investments (cost $409,442,703) 99.0%	$430,151,583

	Other Assets and Liabilities, Net 1.0%	4,185,293

	Total Net Assets 100.0%	$434,336,876

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$46,729,435
Gross unrealized depreciation	(26,020,555)

Net unrealized appreciation (depreciation)	$20,708,880

Cost for federal income tax purposes	$409,442,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner International Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Partner International Stock Fund's assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	43,287,267	718,372	42,568,895	–
Consumer Staples	52,859,184	645,068	52,214,116	–
Energy	32,440,196	5,139,067	27,301,129	–
Financials	68,600,341	6,758,936	61,841,405	–
Health Care	38,145,496	–	38,145,496	–
Industrials	70,803,378	–	70,803,378	–
Information Technology	20,359,841	–	20,359,841	–
Materials	70,150,428	4,952,679	65,197,749	–
Telecommunications Services	20,334,268	8,284,575	12,049,693	–
Utilities	9,046,230	1,274,595	7,771,635	–
Short-Term Investments	4,124,954	–	4,124,954	–

Total	$430,151,583	$27,773,292	$402,378,291	$–

Other Financial Instruments*	($23,958)	($23,958)	$–	$–

* Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	1,385,886	2/1/2010 - 2/2/2010	$1,244,863	$1,226,014	($18,849)
British Pound	2,238,866	1/29/2010 - 2/3/2010	3,604,795	3,578,777	(26,018)
Canadian Dollar	968,949	2/1/2010 - 2/2/2010	909,177	906,153	(3,024)
EURO	5,806,308	2/1/2010 - 2/3/2010	8,107,903	8,050,901	(57,002)
Japanese Yen	143,320,942	2/1/2010 - 2/2/2010	1,593,577	1,587,779	(5,798)
Norwegian Krone	2,637,972	2/1/2010 - 2/2/2010	449,223	445,377	(3,846)
Swedish Krona	403,718	2/1/2010	55,259	54,639	(620)
Swiss Franc	623,788	2/2/2010	593,631	588,090	(5,541)
Total Foreign Currency
Forward Contracts Purchases			$16,558,428	$16,437,730	($120,698)

Sales
Australian Dollar	266,218	2/1/2010	$238,675	$235,508	$3,167
British Pound	1,793,075	2/2/2010	2,891,138	2,866,169	24,969
Canadian Dollar	1,388,704	2/2/2010	1,302,602	1,298,703	3,899
EURO	3,401,022	2/1/2010 - 2/3/2010	4,742,619	4,715,783	26,836
Hong Kong Dollar	7,893,775	2/1/2010 - 2/2/2010	1,015,925	1,016,715	(790)
Japanese Yen	417,462,096	2/1/2010 - 2/3/2010	4,641,700	4,624,849	16,851
Singapore Dollar	1,029,933	2/1/2010	733,257	732,371	886
Swiss Franc	3,002,116	2/1/2010 - 2/3/2010	2,851,238	2,830,316	20,922
Total Foreign Currency
Forward Contracts Sales			$18,417,154	$18,320,414	$96,740

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($23,958)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009- January 29, 2010
Money Market	$1,759,004	$3,959,712	$5,718,716	–	$–	$–
Total Value and
Income Earned	1,759,004

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Large Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (97.0%)	Value
Consumer Discretionary (12.7%)
28,250	Abercrombie & Fitch Company	$891,005
45,841	Amazon.com, Inc.[a,b]	5,748,920
54,650	Bed Bath & Beyond, Inc.[a]	2,114,955
39,410	Best Buy Company, Inc.	1,444,377
75,950	Brinker International, Inc.	1,239,504
50,600	Carnival Corporation[a]	1,686,498
77,600	Comcast Corporation	1,228,408
85,900	D.R. Horton, Inc.	1,012,761
236,650	Ford Motor Company[a]	2,565,286
118,550	International Game Technology	2,174,207
59,082	Kohl’s Corporation[a]	2,975,960
49,700	Limited Brands, Inc.	945,294
115,300	Lowe’s Companies, Inc.	2,496,245
263,198	Melco Crown Entertainment, Ltd. ADR[a,c]	939,617
41,150	Nordstrom, Inc.	1,421,321
71,550	RadioShack Corporation	1,396,656
80,661	Target Corporation	4,135,489
46,900	Viacom, Inc.[a]	1,366,666
60,200	Walt Disney Company	1,778,910
19,400	Wynn Resorts, Ltd.	1,200,472

	Total Consumer Discretionary	38,762,551

Consumer Staples (5.3%)
43,600	Avon Products, Inc.	1,314,104
106,532	PepsiCo, Inc.	6,351,438
95,022	Procter & Gamble Company	5,848,604
72,800	Walgreen Company	2,624,440

	Total Consumer Staples	16,138,586

Energy (9.5%)
46,200	Alpha Natural Resources, Inc.[a]	1,876,182
45,350	Baker Hughes, Inc.	2,053,448
35,153	Devon Energy Corporation	2,352,087
31,055	EOG Resources, Inc.	2,807,993
50,078	Hess Corporation	2,894,008
78,916	Nabors Industries, Ltd.[a]	1,759,827
54,583	Noble Corporation	2,200,786
61,001	Petroleo Brasileiro SA ADR[c]	2,474,811
84,739	Schlumberger, Ltd.	5,377,537
70,555	Southwestern Energy Company[a]	3,025,398
125,200	Valero Energy Corporation	2,306,184

	Total Energy	29,128,261

Financials (8.3%)
136,500	Charles Schwab Corporation	2,496,585
44,920	Goldman Sachs Group, Inc.	6,680,503
29,014	IntercontinentalExchange, Inc.[a]	2,770,257
71,300	Invesco, Ltd.	1,376,090
101,747	J.P. Morgan Chase & Company	3,962,028
33,306	Lazard, Ltd.	1,283,613
52,500	Lincoln National Corporation	1,290,450
34,341	State Street Corporation	1,472,542
30,150	T. Rowe Price Group, Inc.	1,496,043
92,100	Wells Fargo & Company	2,618,403

	Total Financials	25,446,514

Health Care (15.7%)
57,434	Abbott Laboratories	3,040,556
6,518	Alcon, Inc.	1,014,918
16,069	Allergan, Inc.	923,967
49,881	Amgen, Inc.[a]	2,917,041
37,030	Baxter International, Inc.	2,132,558

Shares	Common Stock (97.0%)	Value
Health Care (15.7%) - continued
131,200	Boston Scientific Corporation[a]	$1,132,256
73,040	Celgene Corporation[a]	4,147,211
111,811	Covidien, Ltd.	5,653,164
111,878	Gilead Sciences, Inc.[a]	5,400,351
70,851	Medco Health Solutions, Inc.[a]	4,355,919
85,100	Merck & Company, Inc.	3,249,118
272,116	Pfizer, Inc.	5,077,685
26,457	St. Jude Medical, Inc.[a]	998,223
46,289	Teva Pharmaceutical Industries, Ltd. ADR	2,625,512
64,147	Thermo Fisher Scientific, Inc.[a]	2,960,384
64,503	UnitedHealth Group, Inc.	2,128,599

	Total Health Care	47,757,462

Industrials (9.1%)
155,300	AMR Corporation[a]	1,074,676
20,550	Caterpillar, Inc.	1,073,532
46,867	Danaher Corporation	3,343,960
54,711	Diana Shipping, Inc.[a,c]	725,468
40,196	Dover Corporation	1,723,604
19,250	Eaton Corporation	1,178,870
44,700	Expeditors International of Washington, Inc.	1,524,270
34,299	FedEx Corporation	2,687,327
57,000	Foster Wheeler AGa	1,594,860
148,950	General Electric Company	2,395,116
35,850	Honeywell International, Inc.	1,385,244
22,900	ITT Corporation	1,106,299
23,600	Parker Hannifin Corporation	1,319,476
62,600	UAL Corporation[a]	765,598
22,929	Union Pacific Corporation	1,387,205
22,900	United Parcel Service, Inc.	1,322,933
45,420	United Technologies Corporation	3,064,942

	Total Industrials	27,673,380

Information Technology (29.7%)
45,550	Analog Devices, Inc.	1,228,028
71,852	Apple, Inc.[a]	13,804,206
58,050	Applied Materials, Inc.	707,049
314,152	Cisco Systems, Inc.[a]	7,058,995
68,800	Dell, Inc.[a]	887,520
69,700	eBay, Inc.[a]	1,604,494
150,406	EMC Corporation[a]	2,507,268
22,653	Google, Inc.[a]	11,992,951
111,200	Hewlett-Packard Company	5,234,184
285,229	Intel Corporation	5,533,443
25,450	Lender Processing Services, Inc.	986,442
13,600	MasterCard, Inc.	3,398,640
70,580	Maxim Integrated Products, Inc.	1,233,738
25,100	McAfee, Inc.[a]	946,270
167,650	Micron Technology, Inc.[a]	1,461,908
284,850	Microsoft Corporation	8,027,073
123,700	Motorola, Inc.[a]	760,755
33,200	NETAPP, Inc.[a]	967,116
45,650	Novellus Systems, Inc.[a]	954,085
213,750	ON Semiconductor Corporation[a]	1,541,138
231,314	Oracle Corporation	5,334,101
198,099	QUALCOMM, Inc.	7,763,500
23,889	Research in Motion, Ltd.[a]	1,504,051
38,676	STEC, Inc.[a,c]	542,238
41,207	Visa, Inc.	3,380,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Large Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (97.0%)	Value
Information Technology (29.7%) - continued
44,898	Xilinx, Inc.	$1,058,695

	Total Information Technology	90,418,098

Materials (3.9%)
27,851	Air Products and Chemicals, Inc.	2,115,562
44,100	AK Steel Holding Corporation	896,994
34,322	Freeport-McMoRan Copper & Gold, Inc.	2,288,934
8,100	Mosaic Company	433,431
54,300	Newmont Mining Corporation	2,327,298
41,600	Owens-Illinois, Inc.[a]	1,132,352
17,450	Potash Corporation of Saskatchewan, Inc.	1,733,657
59,966	Steel Dynamics, Inc.	910,284

	Total Materials	11,838,512

Telecommunications Services (2.8%)
304,600	Alcatel-Lucent ADR[a]	1,014,318
95,935	American Tower Corporation[a]	4,072,441
31,400	Crown Castle International Corporation[a]	1,159,916
36,550	NII Holdings, Inc.[a]	1,196,647
236,100	Qwest Communications International, Inc.	993,981

	Total Telecommunications Services	8,437,303

	Total Common Stock (cost $293,869,715)	295,600,667

Shares	Preferred Stock (1.1%)	Value
Financials (1.1%)
220,650	Bank of America Corporation, Convertible[a]	3,331,815

	Total Financials	3,331,815

	Total Preferred Stock (cost $3,311,579)	3,331,815

Shares	Collateral Held for Securities Loaned (1.6%)	Value
4,826,902	Thrivent Financial Securities Lending Trust	4,826,902

	Total Collateral Held for Securities Loaned (cost $4,826,902)	4,826,902

Principal Amount	Short-Term Investments (3.4%)[d]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.035%, 2/10/2010	1,999,978
	Federal National Mortgage Association Discount Notes
2,000,000	0.040%, 2/8/2010	1,999,980

Principal Amount	Short-Term Investments (3.4%)[d]	Value
	Jupiter Securitization Company, LLC
6,360,000	0.120%, 2/1/2010	$6,359,958
	Total Short-Term Investments (at amortized cost)	10,359,916

	Total Investments (cost $312,368,112) 103.1%	$314,119,300

	Other Assets and Liabilities, Net (3.1%)	(9,585,287)

	Total Net Assets 100.0%	$304,534,013

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover written options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,108,801
Gross unrealized depreciation	(15,357,613)

Net unrealized appreciation (depreciation)	$1,751,188

Cost for federal income tax purposes	$312,368,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Large Cap Growth Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Large Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,762,551	38,762,551	–	–
Consumer Staples	16,138,586	16,138,586	–	–
Energy	29,128,261	29,128,261	–	–
Financials	25,446,514	25,446,514	–	–
Health Care	47,757,462	47,757,462	–	–
Industrials	27,673,380	27,673,380	–	–
Information Technology	90,418,098	90,418,098	–	–
Materials	11,838,512	11,838,512	–	–
Telecommunications Services	8,437,303	8,437,303	–	–
Preferred Stock
Financials	3,331,815	3,331,815	–	–
Collateral Held for Securities Loaned	4,826,902	4,826,902	–	–
Short-Term Investments	10,359,916	–	10,359,916	–

Total	$314,119,300	$303,759,384	$10,359,916	$–

Other Financial Instruments*	$13,743	$13,743	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Amazon.com, Inc.	88	$140.00	February 2010	($4,840)	$13,743
Total Call Options Written				($4,840)	$13,743

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$61,038	$4,909,163	$4,970,201	–	$–	$–
Thrivent Financial Securities Lending Trust	6,482,949	20,191,689	21,847,736	4,826,902	4,826,902	4,115
Total Value and Income Earned	6,543,987				4,826,902	4,115

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Large Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (96.8%)	Value
Consumer Discretionary (13.3%)
70,356	Carnival Corporation[a]	$2,344,965
216,240	Comcast Corporation	3,423,079
43,212	Fortune Brands, Inc.	1,796,323
238,720	Gap, Inc.	4,554,778
159,284	Harman International Industries, Inc.	5,662,546
261,138	Home Depot, Inc.	7,314,475
190,522	International Game Technology	3,494,173
83,180	Jarden Corporation	2,535,326
243,242	Macy’s, Inc	3,874,845
63,350	Omnicom Group, Inc.	2,236,255
98,380	Target Corporation	5,043,943
84,370	Time Warner Cable, Inc.	3,677,688
355,459	Time Warner, Inc.	9,757,350
127,180	Toll Brothers, Inc.[a]	2,349,015
136,156	Walt Disney Company	4,023,410
64,420	Winnebago Industries, Inc.[a,b]	769,819

	Total Consumer Discretionary	62,857,990

Consumer Staples (6.0%)
189,054	Altria Group, Inc.	3,754,612
106,050	CVS Caremark Corporation	3,432,839
131,514	General Mills, Inc.	9,378,263
89,336	Kraft Foods, Inc.	2,471,034
98,246	Philip Morris International, Inc.	4,471,175
84,030	SYSCO Corporation	2,352,000
75,620	Unilever NV ADR	2,312,460

	Total Consumer Staples	28,172,383

Energy (14.0%)
46,874	Apache Corporation	4,629,745
148,870	Baker Hughes, Inc.	6,740,834
112,000	BP plc ADR	6,285,440
120,786	Chevron Corporation	8,711,086
188,516	ConocoPhillips	9,048,768
89,640	Devon Energy Corporation	5,997,812
59,196	EOG Resources, Inc.	5,352,502
127,914	Halliburton Company	3,736,368
265,888	Nabors Industries, Ltd.[a]	5,929,303
53,920	National Oilwell Varco, Inc.	2,205,328
111,790	Ultra Petroleum Corporation[a]	5,135,633
133,160	Valero Energy Corporation	2,452,807

	Total Energy	66,225,626

Financials (19.3%)
56,624	ACE, Ltd.[a]	2,789,864
148,442	Allstate Corporation	4,442,869
185,250	Ameriprise Financial, Inc.	7,083,960
308,948	Bank of America Corporation	4,689,831
161,180	Bank of New York Mellon Corporation	4,688,726
60,700	Capital One Financial Corporation	2,237,402
128,020	Charles Schwab Corporation	2,341,486
84,412	Comerica, Inc.	2,913,058
18,262	Everest Re Group, Ltd.	1,565,784
232,906	Fifth Third Bancorp	2,897,351
25,540	Goldman Sachs Group, Inc.	3,798,309
82,908	Hartford Financial Services Group, Inc.	1,988,963
394,598	J.P. Morgan Chase & Company	15,365,646
73,186	MetLife, Inc.	2,584,929
201,964	Morgan Stanley	5,408,596

Shares	Common Stock (96.8%)	Value
Financials (19.3%) - continued
65,354	Principal Financial Group, Inc.	$1,506,410
47,900	Prudential Financial, Inc.	2,394,521
86,540	State Street Corporation	3,710,835
67,122	SVB Financial Group[a]	2,912,424
148,518	Travelers Companies, Inc.	7,525,407
299,764	Wells Fargo & Company	8,522,290

	Total Financials	91,368,661

Health Care (11.6%)
69,000	Biogen Idec, Inc.[a]	3,708,060
109,872	Covidien, Ltd.	5,555,128
72,728	Johnson & Johnson	4,571,682
121,782	Medtronic, Inc.	5,223,230
238,230	Merck & Company, Inc.	9,095,622
925,532	Pfizer, Inc.	17,270,427
284,888	UnitedHealth Group, Inc.	9,401,304

	Total Health Care	54,825,453

Industrials (10.9%)
69,818	3M Company	5,619,651
65,890	Avery Dennison Corporation	2,142,084
41,534	Caterpillar, Inc.	2,169,736
55,368	CSX Corporation	2,373,072
72,090	Eaton Corporation	4,414,792
72,340	FedEx Corporation	5,667,839
395,250	General Electric Company	6,355,620
116,440	Honeywell International, Inc.	4,499,242
91,302	Ingersoll-Rand plc	2,963,663
85,360	Parker Hannifin Corporation	4,772,478
136,050	Spirit Aerosystems Holdings, Inc.[a]	2,918,272
121,380	Textron, Inc.	2,370,551
74,826	United Technologies Corporation	5,049,258

	Total Industrials	51,316,258

Information Technology (10.1%)
99,792	Avnet, Inc.[a]	2,638,500
142,390	Hewlett-Packard Company	6,702,297
111,104	International Business Machines Corporation	13,598,019
98,194	Lam Research Corporation[a]	3,241,384
132,360	Microsoft Corporation	3,729,905
91,354	Nokia Oyj ADR	1,250,636
256,260	Oracle Corporation	5,909,356
467,218	Teradyne, Inc.[a]	4,363,816
172,878	Texas Instruments, Inc.	3,889,755
105,984	Tyco Electronics, Ltd.	2,636,882

	Total Information Technology	47,960,550

Materials (3.8%)
57,272	Domtar Corporation[a]	2,781,701
77,802	E.I. du Pont de Nemours and Company	2,537,123
142,080	International Paper Company	3,255,053
51,010	Nucor Corporation	2,081,208
39,814	PPG Industries, Inc.	2,336,286
28,924	Praxair, Inc.	2,178,556
148,904	Sealed Air Corporation	2,954,255

	Total Materials	18,124,182

Telecommunications Services (3.4%)
230,406	AT&T, Inc.	5,843,096
235,928	Verizon Communications, Inc.	6,941,002

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Large Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (96.8%)	Value
Telecommunications Services (3.4%) - continued
150,690	Vodafone Group plc ADR	$3,233,807

	Total Telecommunications Services	16,017,905

Utilities (4.4%)
210,280	American Electric Power Company, Inc.	7,286,202
52,138	Entergy Corporation	3,978,651
72,520	Exelon Corporation	3,308,362
93,032	FirstEnergy Corporation	4,058,056
103,606	Xcel Energy, Inc.	2,152,933

	Total Utilities	20,784,204

	Total Common Stock (cost $423,751,237)	457,653,212

Shares	Preferred Stock (0.8%)	Value
Financials (0.8%)
254,900	Bank of America Corporation, Convertible[a]	3,848,990

	Total Financials	3,848,990

	Total Preferred Stock (cost $3,823,500)	3,848,990

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
17,160	Thrivent Financial Securities Lending Trust	17,160

	Total Collateral Held for Securities Loaned (cost $17,160)	17,160

Principal Amount	Short-Term Investments (1.7%)[c]	Value
	Societe Generale North America, Inc.
7,910,000	0.140%, 2/1/2010[d]	7,909,939

	Total Short-Term Investments (at amortized cost)	7,909,939

	Total Investments (cost $435,501,836) 99.3%	$469,429,301

	Other Assets and Liabilities, Net 0.7%	3,239,796

	Total Net Assets 100.0%	$472,669,097

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$55,315,789
Gross unrealized depreciation	(21,388,324)

Net unrealized appreciation (depreciation)	$33,927,465

Cost for federal income tax purposes	$435,501,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Large Cap Value Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Large Cap Value Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	62,857,990	62,857,990	–	–
Consumer Staples	28,172,383	28,172,383	–	–
Energy	66,225,626	66,225,626	–	–
Financials	91,368,661	91,368,661	–	–
Health Care	54,825,453	54,825,453	–	–
Industrials	51,316,258	51,316,258	–	–
Information Technology	47,960,550	47,960,550	–	–
Materials	18,124,182	18,124,182	–	–
Telecommunications Services	16,017,905	16,017,905	–	–
Utilities	20,784,204	20,784,204	–	–
Preferred Stock
Financials	3,848,990	3,848,990	–	–
Collateral Held for Securities Loaned	17,160	17,160	–	–
Short-Term Investments	7,909,939	–	7,909,939	–

Total	$469,429,301	$461,519,362	$7,909,939	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$129,108	$–	$129,108	–	$–	$–
Thrivent Financial Securities Lending Trust	6,903,957	13,791,436	20,678,233	17,160	17,160	5,448
Total Value and Income Earned	7,033,065				17,160	5,448

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Large Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (89.1%)	Value
Consumer Discretionary (11.7%)
103,700	Abercrombie & Fitch Company	$3,270,698
134,000	Amazon.com, Inc.[a,b]	16,804,940
166,500	Bed Bath & Beyond, Inc.[a]	6,443,550
111,900	Best Buy Company, Inc.	4,101,135
318,900	Brinker International, Inc.	5,204,448
308,680	Carnival Corporation[a,b]	10,288,304
386,450	Comcast Corporation	6,117,504
731,300	Ford Motor Company[a]	7,927,292
79,170	Fortune Brands, Inc.	3,291,097
425,790	Gap, Inc.	8,124,073
470,190	Harman International Industries, Inc.	16,715,255
466,190	Home Depot, Inc.	13,057,982
753,990	International Game Technology	13,828,177
149,000	Jarden Corporation	4,541,520
173,150	Kohl’s Corporation[a]	8,721,565
174,200	Limited Brands, Inc.	3,313,284
303,700	Lowe’s Companies, Inc.	6,575,105
443,940	Macy’s, Inc	7,071,964
930,499	Melco Crown Entertainment, Ltd. ADR[a,c]	3,321,881
113,550	Omnicom Group, Inc.	4,008,315
207,350	RadioShack Corporation	4,047,472
412,310	Target Corporation	21,139,134
151,370	Time Warner Cable, Inc.	6,598,218
651,373	Time Warner, Inc.	17,880,189
246,890	Toll Brothers, Inc.[a]	4,560,058
120,163	Winnebago Industries, Inc.[a]	1,435,948

	Total Consumer Discretionary	208,389,108

Consumer Staples (5.6%)
391,619	Altria Group, Inc.	7,777,553
192,680	CVS Caremark Corporation	6,237,052
235,482	General Mills, Inc.	16,792,221
159,590	Kraft Foods, Inc.	4,414,259
329,750	PepsiCo, Inc.	19,659,695
179,499	Philip Morris International, Inc.	8,168,999
325,250	Procter & Gamble Company	20,019,138
150,100	SYSCO Corporation	4,201,299
135,460	Unilever NV ADR	4,142,367
203,250	Walgreen Company	7,327,163

	Total Consumer Staples	98,739,746

Energy (11.4%)
139,550	Alpha Natural Resources, Inc.[a]	5,667,125
603,920	Baker Hughes, Inc.	27,345,498
273,950	BP plc ADR	15,374,074
615,980	ConocoPhillips	29,567,040
317,510	Devon Energy Corporation	21,244,594
220,580	EOG Resources, Inc.	19,944,844
35,000	Exxon Mobil Corporation	2,255,050
139,850	Hess Corporation	8,081,931
790,920	Nabors Industries, Ltd.[a]	17,637,516
96,780	National Oilwell Varco, Inc.	3,958,302
159,450	Petroleo Brasileiro SA ADR[c]	6,468,887
222,500	Schlumberger, Ltd.	14,119,850
185,100	Southwestern Energy Company[a]	7,937,088
260,820	Ultra Petroleum Corporation[a]	11,982,071
593,720	Valero Energy Corporation	10,936,322

	Total Energy	202,520,192

Financials (12.8%)
103,960	ACE, Ltd.[a]	5,122,109

Shares	Common Stock (89.1%)	Value
Financials (12.8%) - continued
265,770	Allstate Corporation	$7,954,496
331,640	Ameriprise Financial, Inc.	12,681,914
554,510	Bank of America Corporation	8,417,462
288,900	Bank of New York Mellon Corporation	8,404,101
108,660	Capital One Financial Corporation	4,005,208
662,020	Charles Schwab Corporation	12,108,346
150,570	Comerica, Inc.[b]	5,196,171
417,210	Fifth Third Bancorp	5,190,092
173,890	Goldman Sachs Group, Inc.	25,860,921
148,270	Hartford Financial Services Group, Inc.	3,556,997
84,650	IntercontinentalExchange, Inc.[a]	8,082,382
975,198	J.P. Morgan Chase & Company	37,974,210
88,500	Lazard, Ltd.	3,410,790
135,790	MetLife, Inc.	4,796,103
362,010	Morgan Stanley	9,694,628
128,163	Principal Financial Group, Inc.	2,954,157
85,850	Prudential Financial, Inc.	4,291,642
154,930	State Street Corporation	6,643,398
119,850	SVB Financial Group[a]	5,200,291
158,700	T. Rowe Price Group, Inc.	7,874,694
270,251	Travelers Companies, Inc.	13,693,618
841,745	Wells Fargo & Company	23,930,810

	Total Financials	227,044,540

Health Care (12.3%)
72,500	Allergan, Inc.	4,168,750
100,976	Amgen, Inc.[a]	5,905,077
163,930	Biogen Idec, Inc.[a]	8,809,598
533,400	Boston Scientific Corporation[a]	4,603,242
246,600	Celgene Corporation[a]	14,001,948
557,940	Covidien, Ltd.	28,209,446
308,986	Gilead Sciences, Inc.[a]	14,914,754
60,000	Johnson & Johnson	3,771,600
221,846	Medco Health Solutions, Inc.[a]	13,639,092
217,990	Medtronic, Inc.	9,349,591
801,850	Merck & Company, Inc.	30,614,633
2,651,856	Pfizer, Inc.	49,483,633
124,950	Thermo Fisher Scientific, Inc.[a]	5,766,443
773,290	UnitedHealth Group, Inc.	25,518,570

	Total Health Care	218,756,377

Industrials (9.0%)
127,310	3M Company	10,247,182
706,400	AMR Corporation[a]	4,888,288
118,070	Avery Dennison Corporation	3,838,456
82,250	Caterpillar, Inc.[b]	4,296,740
97,760	CSX Corporation	4,189,994
134,356	Danaher Corporation	9,586,301
144,750	Dover Corporation	6,206,880
245,030	Eaton Corporation	15,005,637
234,060	FedEx Corporation	18,338,601
195,350	Foster Wheeler AGa	5,465,893
1,146,580	General Electric Company	18,437,006
348,100	Honeywell International, Inc.	13,450,584
167,280	Ingersoll-Rand plc	5,429,909
152,360	Parker Hannifin Corporation	8,518,448
243,490	Spirit Aerosystems Holdings, Inc.[a]	5,222,860
217,240	Textron, Inc.	4,242,697
95,900	United Parcel Service, Inc.	5,540,143

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Large Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (89.1%)	Value
Industrials (9.0%) - continued
253,260	United Technologies Corporation	$17,089,985

	Total Industrials	159,995,604

Information Technology (18.6%)
179,200	Analog Devices, Inc.	4,831,232
197,728	Apple, Inc.[a]	37,987,503
378,500	Applied Materials, Inc.	4,610,130
177,050	Avnet, Inc.[a]	4,681,202
957,105	Cisco Systems, Inc.[a]	21,506,149
302,600	Dell, Inc.[a]	3,903,540
68,092	Google, Inc.[a]	36,049,267
551,900	Hewlett-Packard Company	25,977,933
968,500	Intel Corporation	18,788,900
198,330	International Business Machines Corporation	24,273,609
190,140	Lam Research Corporation[a]	6,276,521
106,400	Lender Processing Services, Inc.	4,124,064
35,600	MasterCard, Inc.	8,896,440
86,500	McAfee, Inc.[a]	3,261,050
653,100	Micron Technology, Inc.[a]	5,695,032
1,030,420	Microsoft Corporation	29,037,236
643,400	Motorola, Inc.[a]	3,956,910
87,000	NETAPP, Inc.[a]	2,534,310
196,450	Novellus Systems, Inc.[a]	4,105,805
771,550	ON Semiconductor Corporation[a]	5,562,875
1,064,184	Oracle Corporation	24,540,083
539,416	QUALCOMM, Inc.	21,139,713
62,450	Research in Motion, Ltd.[a]	3,931,852
192,150	STEC, Inc.[a,c]	2,693,943
778,100	Teradyne, Inc.[a]	7,267,454
339,380	Texas Instruments, Inc.	7,636,050
192,570	Tyco Electronics, Ltd.	4,791,142
118,950	Xilinx, Inc.	2,804,841

	Total Information Technology	330,864,786

Materials (3.6%)
83,450	Air Products and Chemicals, Inc.	6,338,862
102,500	Domtar Corporation[a]	4,978,425
141,341	E.I. du Pont de Nemours and Company	4,609,130
101,100	Freeport-McMoRan Copper & Gold, Inc.	6,742,359
253,650	International Paper Company	5,811,122
160,600	Newmont Mining Corporation	6,883,316
91,060	Nucor Corporation	3,715,248
63,550	Potash Corporation of Saskatchewan, Inc.	6,313,692
71,360	PPG Industries, Inc.	4,187,405
51,722	Praxair, Inc.	3,895,701
274,160	Sealed Air Corporation	5,439,334
304,194	Steel Dynamics, Inc.	4,617,665

	Total Materials	63,532,259

Telecommunications Services (2.8%)
1,199,100	Alcatel-Lucent ADR[a]	3,993,003
305,950	American Tower Corporation[a]	12,987,577
412,960	AT&T, Inc.[b]	10,472,666
124,250	NII Holdings, Inc.[a]	4,067,945
421,910	Verizon Communications, Inc.	12,412,592
269,480	Vodafone Group plc ADR	5,783,041

	Total Telecommunications Services	49,716,824

Shares	Common Stock (89.1%)	Value
Utilities (1.3%)
373,770	American Electric Power Company, Inc.	$12,951,131
129,690	Exelon Corporation	5,916,458
188,980	Xcel Energy, Inc.	3,927,004

	Total Utilities	22,794,593

	Total Common Stock (cost $1,416,624,714)	1,582,354,029

Shares	Preferred Stock (0.9%)	Value
Financials (0.9%)
1,012,500	Bank of America Corporation, Convertible[a]	15,288,750

	Total Financials	15,288,750

	Total Preferred Stock (cost $15,208,440)	15,288,750

Shares	Collateral Held for Securities Loaned (0.7%)	Value
11,854,446	Thrivent Financial Securities Lending Trust	11,854,446

	Total Collateral Held for Securities Loaned (cost $11,854,446)	11,854,446

Principal Amount	Short-Term Investments (10.7%)[d]	Value
	BNP Paribas North America
10,115,000	0.120%, 2/1/2010	10,114,933
	Chariot Funding, LLC
4,755,000	0.120%, 2/1/2010	4,754,968
	Federal Home Loan Bank Discount Notes
4,232,000	0.045%, 2/2/2010	4,231,984
29,000,000	0.070%, 2/3/2010	28,999,774
8,000,000	0.035%, 2/10/2010	7,999,914
10,000,000	0.063%, 2/17/2010	9,999,688
6,000,000	0.200%, 3/17/2010[e]	5,998,493
7,200,000	0.080%, 3/31/2010	7,199,040
	Federal Home Loan Mortgage Corporation Discount Notes
23,070,000	0.060%, 2/16/2010[e]	23,069,346
25,000,000	0.060%, 2/18/2010	24,999,208
6,500,000	0.045%, 2/19/2010	6,499,838
20,000,000	0.070%, 3/8/2010	19,998,561
	Federal National Mortgage Association Discount Notes
19,560,000	0.050%, 2/4/2010	19,559,864
5,000,000	0.075%, 3/1/2010	4,999,688
4,620,000	0.120%, 3/17/2010	4,619,292
	Park Avenue Receivables Corporation
6,980,000	0.120%, 2/1/2010	6,979,953

	Total Short-Term Investments (at amortized cost)	190,024,544

	Total Investments (cost $1,633,712,144) 101.4%	$1,799,521,769

	Other Assets and Liabilities, Net (1.4%)	(24,415,335)

	Total Net Assets 100.0%	$1,775,106,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Large Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover written options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At January 29, 2010, $16,998,181 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$226,779,882
Gross unrealized depreciation	(60,970,257)

Net unrealized appreciation (depreciation)	$165,809,625

Cost for federal income tax purposes	$1,633,712,144

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Large Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	208,389,108	208,389,108	–	–
Consumer Staples	98,739,746	98,739,746	–	–
Energy	202,520,192	202,520,192	–	–
Financials	227,044,540	227,044,540	–	–
Health Care	218,756,377	218,756,377	–	–
Industrials	159,995,604	159,995,604	–	–
Information Technology	330,864,786	330,864,786	–	–
Materials	63,532,259	63,532,259	–	–
Telecommunications Services	49,716,824	49,716,824	–	–
Utilities	22,794,593	22,794,593	–	–
Preferred Stock
Financials	15,288,750	15,288,750	–	–
Collateral Held for Securities Loaned	11,854,446	11,854,446	–	–
Short-Term Investments	190,024,544	–	190,024,544	–

Total	$1,799,521,769	$1,609,497,225	$190,024,544	$–

Other Financial Instruments*	($2,872,518)	($2,872,518)	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)

S&P 500 Index Futures	453	March 2010	$124,260,165	$121,222,800	($3,037,365)
Total Futures Contracts					($3,037,365)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)

Amazon.com, Inc.	360	$140 .00	February 2010	($19,800)	$56,222
S&P 500 Index Mini-Futures	500	1,135.00	February 2010	(52,500)	108,625
Total Call Options Written				($72,300)	$164,847

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Large Cap Stock Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$177,525	$1,246,872	$1,424,397	–	$–	$–
Thrivent Financial Securities Lending Trust	51,698,493	56,617,761	96,461,808	11,854,446	11,854,446	25,811
Total Value and Income Earned	51,876,018				11,854,446	25,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Balanced Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (63.3%)	Value
Consumer Discretionary (8.1%)
69,100	Carnival Corporation[a]	$2,303,103
28,100	Carter’s, Inc.[a]	726,666
56,500	Chico’s FAS, Inc.[a]	721,505
42,000	Cooper Tire & Rubber Company	715,260
22,200	Discovery Communications, Inc.[a]	658,452
15,500	Dollar Tree, Inc.[a]	767,560
23,100	Jarden Corporation	704,088
178,600	Leapfrog Enterprises, Inc.[a]	591,166
111,300	Macy’s, Inc	1,773,009
61,600	Omnicom Group, Inc.	2,174,480
41,100	Target Corporation	2,107,197
54,700	Time Warner Cable, Inc.	2,384,373
17,500	WMS Industries, Inc.[a]	648,900

	Total Consumer Discretionary	16,275,759

Consumer Staples (7.1%)
111,000	Altria Group, Inc.	2,204,460
23,000	American Italian Pasta Company[a]	787,980
71,600	Avon Products, Inc.	2,158,024
59,600	Campbell Soup Company	1,973,356
12,000	Flowers Foods, Inc.	291,480
11,000	General Mills, Inc.	784,410
6,912	Procter & Gamble Company	425,434
95,300	Safeway, Inc.	2,139,485
56,600	Walgreen Company	2,040,430
30,600	Wal-Mart Stores, Inc.	1,634,958

	Total Consumer Staples	14,440,017

Energy (7.9%)
21,100	Alpha Natural Resources, Inc.[a]	856,871
50,700	Baker Hughes, Inc.	2,295,696
14,300	CONSOL Energy, Inc.	666,523
21,500	EOG Resources, Inc.	1,944,030
46,400	Nabors Industries, Ltd.[a]	1,034,720
58,900	Peabody Energy Corporation	2,480,868
40,500	Petrohawk Energy Corporation[a]	904,365
45,100	Petroleo Brasileiro SA ADR[b]	1,829,707
31,900	Schlumberger, Ltd.	2,024,374
42,900	Southwestern Energy Company[a]	1,839,552

	Total Energy	15,876,706

Financials (9.8%)
119,700	Bank of America Corporation	1,817,046
11,100	Goldman Sachs Group, Inc.	1,650,792
36,800	Healthcare Realty Trust, Inc.	771,696
36,200	Invesco, Ltd.	698,660
47,800	J.P. Morgan Chase & Company	1,861,332
90,000	Ocwen Financial Corporation[a]	824,400
40,400	Omega Healthcare Investors, Inc.	755,884
24,600	Potlatch Corporation	755,220
39,800	Prudential Financial, Inc.	1,989,602
35,000	T. Rowe Price Group, Inc.	1,736,700
59,900	Texas Capital Bancshares, Inc.[a]	1,009,315
39,300	Travelers Companies, Inc.	1,991,331
43,900	Washington Federal, Inc.	818,735
70,000	Wells Fargo & Company	1,990,100
54,100	Zions Bancorporation[b]	1,026,277

	Total Financials	19,697,090

Health Care (9.1%)
10,600	Beckman Coulter, Inc.	692,922
41,900	Biogen Idec, Inc.[a]	2,251,706
36,600	BioMarin Pharmaceutical, Inc.[a]	711,138

Shares	Common Stock (63.3%)	Value
Health Care (9.1%) - continued
264,300	Boston Scientific Corporation[a]	$2,280,909
700	C.R. Bard, Inc.	58,023
13,100	Covance, Inc.[a]	761,241
39,600	Covidien, Ltd.	2,002,176
132,900	Endologix, Inc.[a]	608,682
23,000	Johnson & Johnson	1,445,780
57,900	King Pharmaceuticals, Inc.[a]	695,379
42,300	Medtronic, Inc.	1,814,247
23,200	NuVasive, Inc.[a,b]	640,320
98,400	Pfizer, Inc.	1,836,144
100	Shire Pharmaceuticals Group plc ADR	5,960
10,000	Techne Corporation	656,200
56,600	UnitedHealth Group, Inc.	1,867,800

	Total Health Care	18,328,627

Industrials (7.1%)
103,800	Bowne & Company, Inc.	681,966
32,100	Caterpillar, Inc.	1,676,904
37,600	CSX Corporation	1,611,536
24,100	FedEx Corporation	1,888,235
15,100	FTI Consulting, Inc.[a]	625,895
71,200	Manitowoc Company, Inc.	776,080
44,800	Navistar International Corporation[a]	1,657,152
18,600	Precision Castparts Corporation	1,957,650
27,600	Robert Half International, Inc.	742,992
17,600	Roper Industries, Inc.	881,408
28,900	Shaw Group, Inc.[a]	933,181
22,700	Teledyne Technologies, Inc.[a]	845,802

	Total Industrials	14,278,801

Information Technology (10.6%)
66,700	Analog Devices, Inc.	1,798,232
92,900	Cisco Systems, Inc.[a]	2,087,463
97,600	Cogent, Inc.[a]	1,008,208
33,500	CommVault Systems, Inc.[a]	709,865
133,000	Dell, Inc.[a]	1,715,700
40,500	Electronic Arts, Inc.[a]	659,340
109,500	EMC Corporation[a]	1,825,365
42,300	FormFactor, Inc.[a]	654,381
3,075	Google, Inc.[a]	1,627,966
99,300	Marvell Technology Group, Ltd.[a]	1,730,799
19,200	McAfee, Inc.[a]	723,840
59,720	Microsoft Corporation	1,682,910
75,723	Oracle Corporation	1,746,172
27,000	Synaptics, Inc.[a,b]	683,370
107,300	Vishay Intertechnology, Inc.[a]	809,042
43,497	VMware, Inc.[a]	1,975,199

	Total Information Technology	21,437,852

Materials (1.0%)
62,300	Teck Resources, Ltd.[a]	2,044,686

	Total Materials	2,044,686

Utilities (2.6%)
48,700	American Electric Power Company, Inc.	1,687,455
15,900	EQT Corporation	699,918
34,000	Exelon Corporation	1,551,080
13,200	National Fuel Gas Company	619,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Balanced Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Common Stock (63.3%)	Value
Utilities (2.6%) - continued
24,500	Northeast Utilities	$620,340

	Total Utilities	5,178,137

	Total Common Stock (cost $120,244,006)	127,557,675

Principal Amount	Long-Term Fixed Income (36.6%)	Value
Asset-Backed Securities (2.5%)
	Americredit Automobile Receivables Trust
323,981	0.315%, 2/8/2010[c,d]	322,458
	Countrywide Asset-Backed Certificates
431,026	5.549%, 4/25/2036[c]	353,033
	First Horizon ABS Trust
661,071	0.361%, 2/25/2010[c,d]	393,015
	GMAC Mortgage Corporation Loan Trust
755,635	0.411%, 2/25/2010[c,d]	195,115
685,354	0.411%, 2/25/2010[c,d]	335,512
	Green Tree Financial Corporation
356,810	6.330%, 11/1/2029	337,856
	Merna Reinsurance, Ltd.
700,000	2.001%, 3/31/2010[d,e]	690,900
	Popular ABS Mortgage Pass- Through Trust
250,000	5.297%, 11/25/2035	197,364
	Renaissance Home Equity Loan Trust
1,352,657	5.608%, 5/25/2036	1,141,293
500,000	5.285%, 1/25/2037	396,643
	Wachovia Asset Securitization, Inc.
847,899	0.371%, 2/25/2010[c,d,f]	507,197

	Total Asset-Backed Securities	4,870,386

Basic Materials (0.5%)
	ArcelorMittal
250,000	6.125%, 6/1/2018	260,152
	Dow Chemical Company
200,000	8.550%, 5/15/2019	239,184
	Noble Group, Ltd.
300,000	6.750%, 1/29/2020[e]	314,250
	Rio Tinto Finance USA, Ltd.
200,000	9.000%, 5/1/2019	255,382

	Total Basic Materials	1,068,968

Capital Goods (0.6%)
	Deere & Company
200,000	4.375%, 10/16/2019	201,011
	Honeywell International, Inc.
225,000	5.300%, 3/1/2018	241,639
	Hutchinson Whampoa Finance, Ltd.
250,000	5.750%, 9/11/2019[e]	253,500
	L-3 Communications Corporation
200,000	5.200%, 10/15/2019[e]	203,661
	Republic Services, Inc.
200,000	5.250%, 11/15/2021[e]	202,104

Principal Amount	Long-Term Fixed Income (36.6%)	Value
Capital Goods (0.6%) - continued
	Textron, Inc.
$100,000	7.250%, 10/1/2019	$109,152

	Total Capital Goods	1,211,067

Collateralized Mortgage Obligations (1.4%)
	Banc of America Mortgage Securities, Inc.
874,243	4.787%, 9/25/2035	732,188
	Bear Stearns Mortgage Funding Trust
273,946	0.371%, 2/25/2010[d]	54,207
	HomeBanc Mortgage Trust
574,540	5.988%, 4/25/2037	373,653
	J.P. Morgan Alternative Loan Trust
584,849	5.800%, 3/25/2036	377,602
	J.P. Morgan Mortgage Trust
283,691	5.832%, 6/25/2036	265,622
	Merrill Lynch Mortgage Investors, Inc.
778,280	4.875%, 6/25/2035	694,068
	Thornburg Mortgage Securities Trust
468,612	0.341%, 2/25/2010[d]	459,729

	Total Collateralized Mortgage Obligations	2,957,069

Commercial Mortgage-Backed Securities (4.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	0.383%, 2/15/2010[d,f]	1,276,479
942,157	4.487%, 2/11/2041	966,280
	Commercial Mortgage Pass- Through Certificates
27,137	0.333%, 2/15/2010[d,e]	26,923
1,000,000	0.363%, 2/15/2010[d,f]	811,069
750,000	0.413%, 2/15/2010[d,f]	607,954
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.403%, 2/15/2010[d,e]	1,235,499
	Greenwich Capital Commercial Funding Corporation
1,250,000	5.867%, 12/10/2049	1,036,116
	GS Mortgage Securities Corporation II
1,000,000	0.363%, 2/8/2010[d,e]	933,595
	Merrill Lynch Mortgage Trust
1,000,000	5.265%, 1/12/2044	913,667
	TIAA Seasoned Commercial Mortgage Trust
1,000,000	5.791%, 8/15/2039	1,050,274
	Wachovia Bank Commercial Mortgage Trust
875,000	5.765%, 7/15/2045	846,324
	WaMu Commercial Mortgage Securities Trust
166,497	3.830%, 1/25/2035[e]	166,632

	Total Commercial Mortgage-Backed Securities	9,870,812

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Balanced Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (36.6%)	Value
Communications Services (1.4%)
	AT&T, Inc.
$125,000	6.500%, 9/1/2037	$130,973
	Cellco Partnership/Verizon Wireless Capital, LLC
200,000	5.550%, 2/1/2014	220,585
	Citizens Communications Company
120,000	6.250%, 1/15/2013	121,200
	Crown Castle Towers, LLC
200,000	6.113%, 1/15/2020[e]	207,361
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
100,000	7.625%, 5/15/2016	109,500
	New Cingular Wireless Services, Inc.
140,000	8.750%, 3/1/2031	181,512
	News America, Inc.
75,000	5.650%, 8/15/2020[e]	79,711
125,000	6.400%, 12/15/2035	130,484
	Qwest Corporation
350,000	8.875%, 3/15/2012	375,812
	Rogers Communications, Inc.
280,000	6.750%, 3/15/2015	321,883
40,000	8.750%, 5/1/2032	50,180
	Telecom Italia Capital SA
200,000	5.250%, 10/1/2015	211,421
	Time Warner Cable, Inc.
200,000	8.750%, 2/14/2019	247,399
	Verizon Communications, Inc.
200,000	5.550%, 2/15/2016	218,057
100,000	8.950%, 3/1/2039	136,351

	Total Communications Services	2,742,429

Consumer Cyclical (0.7%)
	CVS Caremark Corporation
250,000	6.125%, 9/15/2039	247,450
	Nissan Motor Acceptance Corporation
250,000	4.625%, 3/8/2010[e]	249,760
315,000	5.625%, 3/14/2011[e]	326,834
200,000	4.500%, 1/30/2015[e]	200,816
	Viacom, Inc.
150,000	4.375%, 9/15/2014	156,534
	Wal-Mart Stores, Inc.
230,000	5.875%, 4/5/2027	240,529

	Total Consumer Cyclical	1,421,923

Consumer Non-Cyclical (0.9%)
	Altria Group, Inc.
200,000	9.700%, 11/10/2018	250,482
	AmerisourceBergen Corporation
200,000	4.875%, 11/15/2019	202,238
	Anheuser-Busch InBev Worldwide, Inc.
300,000	5.375%, 11/15/2014[e]	324,423
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	202,054
	CareFusion Corporation
150,000	6.375%, 8/1/2019[e]	164,963
	HCA, Inc.
150,000	9.250%, 11/15/2016	158,250

Principal Amount	Long-Term Fixed Income (36.6%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Johnson & Johnson
$250,000	5.950%, 8/15/2037	$276,104
	Kroger Company
200,000	6.400%, 8/15/2017	223,488

	Total Consumer Non-Cyclical	1,802,002

Energy (0.8%)
	CenterPoint Energy Resources Corporation
300,000	6.125%, 11/1/2017	318,281
	Enterprise Products Operating, LLC
200,000	9.750%, 1/31/2014	244,021
	Marathon Oil Corporation
200,000	6.500%, 2/15/2014	225,107
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	249,731
	Transocean, Inc.
220,000	6.000%, 3/15/2018	238,191
	XTO Energy, Inc.
200,000	5.500%, 6/15/2018	216,121

	Total Energy	1,491,452

Financials (6.9%)
	AMB Property, LP
200,000	6.125%, 12/1/2016	204,511
	American Express Company
200,000	7.000%, 3/19/2018	224,492
	American Express Credit Corporation
200,000	7.300%, 8/20/2013	227,229
	Banco Santander Chile
200,000	2.875%, 11/13/2012[e]	201,626
	Bank of America Corporation
150,000	6.500%, 8/1/2016	162,369
	Barclays Bank plc
200,000	2.500%, 1/23/2013	200,284
250,000	5.000%, 9/22/2016	256,992
	Bear Stearns Companies, Inc.
200,000	6.400%, 10/2/2017	220,479
	Blackstone Holdings Finance Company, LLC
150,000	6.625%, 8/15/2019[e]	150,995
	Capital One Bank USA NA
100,000	8.800%, 7/15/2019	121,267
	Capital One Capital V
150,000	10.250%, 8/15/2039	171,721
	Citigroup, Inc.
200,000	6.500%, 8/19/2013	216,034
250,000	5.000%, 9/15/2014	244,683
200,000	8.500%, 5/22/2019	233,187
	CNA Financial Corporation
200,000	7.350%, 11/15/2019	209,547
	Commonwealth Bank of Australia
200,000	3.750%, 10/15/2014[e]	202,073
	Corestates Capital Trust I
375,000	8.000%, 12/15/2026[e]	388,783
	Credit Suisse AG
250,000	5.400%, 1/14/2020	249,667
	Digital Realty Trust, LP
200,000	5.875%, 2/1/2020[e]	196,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Balanced Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (36.6%)	Value
Financials (6.9%) - continued
	Discover Bank
$250,000	8.700%, 11/18/2019	$273,036
	Fifth Third Bancorp
200,000	5.450%, 1/15/2017	192,954
	General Electric Capital Corporation
200,000	5.900%, 5/13/2014	218,088
120,000	5.625%, 9/15/2017	124,503
100,000	6.000%, 8/7/2019	103,508
	Goldman Sachs Group, Inc.
150,000	6.750%, 10/1/2037	148,315
	Goldman Sachs Group, Inc., Convertible
500,000	1.000%, 1/31/2015[g]	427,546
400,000	1.000%, 5/7/2015[g]	336,622
	HSBC Capital Funding, LP/Jersey Channel Islands
200,000	9.547%, 6/30/2010[e]	202,000
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	174,403
	Liberty Property, LP
200,000	5.500%, 12/15/2016	195,185
	Lincoln National Corporation
150,000	8.750%, 7/1/2019	182,290
	Lloyds TSB Bank plc
300,000	5.800%, 1/13/2020[e]	296,668
	Macquarie Group, Ltd.
150,000	7.300%, 8/1/2014[e]	166,224
	Merrill Lynch & Company, Inc.
325,000	5.450%, 2/5/2013	345,823
200,000	6.875%, 4/25/2018	215,922
	Morgan Stanley
200,000	7.300%, 5/13/2019	225,933
200,000	5.625%, 9/23/2019	201,861
200,000	5.500%, 1/26/2020	198,497
	MUFG Capital Finance 1, Ltd.
215,000	6.346%, 7/25/2016	208,103
	Nationwide Health Properties, Inc.
375,000	6.250%, 2/1/2013	396,920
	Nordea Bank AB
200,000	4.875%, 1/27/2020[e]	197,344
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	238,664
	ProLogis
200,000	7.375%, 10/30/2019	207,237
	Prudential Financial, Inc.
200,000	4.750%, 9/17/2015	208,694
225,000	6.100%, 6/15/2017	238,032
100,000	5.700%, 12/14/2036	95,501
	Rabobank Nederland NV
300,000	4.750%, 1/15/2020[e]	302,623
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	295,294
	Royal Bank of Scotland Group plc
200,000	6.400%, 10/21/2019	205,670
	Royal Bank of Scotland plc
150,000	4.875%, 8/25/2014[e]	153,921
	Simon Property Group, LP
200,000	5.650%, 2/1/2020	200,145
	SLM Corporation
200,000	5.125%, 8/27/2012	190,156

Principal Amount	Long-Term Fixed Income (36.6%)	Value
Financials (6.9%) - continued
	Swiss RE Capital I, LP
$275,000	6.854%, 5/25/2016[e]	$236,366
	TNK-BP Finance SA
200,000	6.250%, 2/2/2015[e,h]	200,224
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	113,540
	UnitedHealth Group, Inc.
150,000	6.500%, 6/15/2037	159,587
	USB Capital XIII Trust
200,000	6.625%, 12/15/2039	198,052
	Wachovia Bank NA
285,000	4.875%, 2/1/2015	295,481
	Wachovia Capital Trust III
495,000	5.800%, 3/15/2011	382,684
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
225,000	6.750%, 9/2/2019[e]	244,684
	Wells Fargo & Company
150,000	4.950%, 10/16/2013	158,696
	Westpac Banking Corporation
200,000	2.250%, 11/19/2012	200,159
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	222,878

	Total Financials	13,862,630

Foreign (0.8%)
	Abu Dhabi National Energy Company
150,000	6.250%, 9/16/2019[e]	146,301
	Brazil Government International Bond
100,000	5.625%, 1/7/2041	91,250
	Corporacion Andina de Fomento
500,000	5.750%, 1/12/2017	515,571
	Petrobras International Finance Company
250,000	5.750%, 1/20/2020	247,216
	Qatar Government International Bond
200,000	4.000%, 1/20/2015[e]	200,250
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
300,000	5.298%, 9/30/2020[e]	301,911
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
125,000	5.832%, 9/30/2016[e]	131,969

	Total Foreign	1,634,468

Mortgage-Backed Securities (7.7%)
	Federal National Mortgage Association Conventional 30- Yr. Pass-Through
10,900,000	5.500%, 2/1/2040[h]	11,545,487
2,750,000	6.000%, 2/1/2040[h]	2,941,210
1,000,000	6.500%, 2/1/2040[h]	1,078,750

	Total Mortgage-Backed Securities	15,565,447

Technology (0.2%)
	Affiliated Computer Services, Inc.
200,000	5.200%, 6/1/2015	207,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Balanced Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (36.6%)	Value
Technology (0.2%) - continued
	Oracle Corporation
$250,000	5.750%, 4/15/2018	$273,364

	Total Technology	481,114

Transportation (0.6%)
	American Airlines Pass Through Trust
99,311	10.375%, 7/2/2019	112,718
	Continental Airlines, Inc.
200,000	7.250%, 11/10/2019	204,000
	Delta Air Lines, Inc.
200,000	7.750%, 12/17/2019	210,500
	FedEx Corporation
312,688	6.720%, 1/15/2022	334,205
	Southwest Airlines Company Pass Through Trust
186,974	6.150%, 2/1/2024	191,649
	United Air Lines, Inc.
200,000	10.400%, 11/1/2016	215,500

	Total Transportation	1,268,572

U.S. Government and Agencies (5.5%)
	U.S. Treasury Bonds
210,000	4.750%, 2/15/2037	219,647
175,000	5.000%, 5/15/2037	190,176
150,000	4.250%, 5/15/2039	143,719
	U.S. Treasury Notes
1,500,000	1.375%, 1/15/2013	1,500,240
1,000,000	3.500%, 5/31/2013	1,064,141
2,500,000	1.500%, 12/31/2013	2,467,383
350,000	2.375%, 9/30/2014	352,733
500,000	2.750%, 2/15/2019	470,000
750,000	3.125%, 5/15/2019	724,160
	U.S. Treasury Notes, TIPS
1,151,454	2.500%, 7/15/2016	1,271,187
1,266,375	1.875%, 7/15/2019	1,337,707
1,375,440	1.375%, 1/15/2020	1,386,401

	Total U.S. Government and Agencies	11,127,494

U.S. Municipals (0.1%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
150,000	6.718%, 1/1/2049	159,741

	Total U.S. Municipals	159,741

Utilities (1.1%)
	Allegheny Energy Supply Company, LLC
200,000	5.750%, 10/15/2019[e]	202,816
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	258,075
	FirstEnergy Solutions Corporation
150,000	4.800%, 2/15/2015	156,058
	ITC Holdings Corporation
225,000	6.050%, 1/31/2018[e]	239,508
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	243,658
	NiSource Finance Corporation
100,000	6.125%, 3/1/2022	104,310

Principal Amount	Long-Term Fixed Income (36.6%)	Value
Utilities (1.1%) - continued
	Pennsylvania Electric Company
$200,000	5.200%, 4/1/2020	$202,205
	Power Receivables Finance, LLC
236,688	6.290%, 1/1/2012[f]	243,843
	Union Electric Company
350,000	6.400%, 6/15/2017	387,605
	Virginia Electric & Power Company
145,000	6.000%, 1/15/2036	152,309

	Total Utilities	2,190,387

	Total Long-Term Fixed Income (cost $76,441,847)	73,725,961

Shares	Mutual Funds (0.8%)	Value
Fixed Income Mutual Funds (0.8%)
366,132	Thrivent High Yield Fund	1,680,546

	Total Fixed Income Mutual Funds	1,680,546

	Total Mutual Funds (cost $1,400,000)	1,680,546

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
1,150	Citigroup, Inc., Convertible, 7.500%[a]	120,221
12,000	Federal National Mortgage Association, 8.250%[a]	13,200

	Total Financials	133,421

	Total Preferred Stock (cost $292,431)	133,421

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
20	$117.50, expires 2/20/2010	$20,937
20	$118.00, expires 2/20/2010	14,375

	Total Options Purchased (cost $21,683)	35,312

Shares	Collateral Held for Securities Loaned (2.2%)	Value
4,390,925	Thrivent Financial Securities Lending Trust	4,390,925

	Total Collateral Held for Securities Loaned (cost $4,390,925)	4,390,925

Principal Amount	Short-Term Investments (6.5%)[i]	Value
	Federal Home Loan Bank Discount Notes
3,500,000	0.054%, 2/10/2010	3,499,942
2,355,000	0.065%, 2/17/2010	2,354,923
2,150,000	0.200%, 3/17/2010[j]	2,149,460
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.020%, 2/4/2010	499,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Balanced Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Short-Term Investments (6.5%)[i]	Value
	Federal National Mortgage Association Discount Notes
4,500,000	0.050%, 2/16/2010	$4,499,894

	Total Short-Term Investments (at amortized cost)	13,004,218

	Total Investments (cost $215,795,110) 109.5%	$220,528,058

	Other Assets and Liabilities, Net (9.5%)	(19,086,988)

	Total Net Assets 100.0%	$201,441,070

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2010, the value of these investments was $9,943,876 or 4.9% of total net assets.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of January 29, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial
Mortgage Securities, Inc.	3/30/2007	$1,500,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	750,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
Power Receivables Finance, LLC	9/30/2003	237,795
Wachovia Asset Securitization, Inc.	3/16/2007	847,899

g	These securities are Equity-Linked Structured Securities. These securities are linked to the S&P 500 Index.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At January 29, 2010, $1,799,548 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,647,817
Gross unrealized depreciation	(8,914,869)

Net unrealized appreciation (depreciation)	$4,732,948

Cost for federal income tax purposes	$215,795,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Balanced Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Balanced Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	16,275,759	16,275,759	–	–
Consumer Staples	14,440,017	14,440,017	–	–
Energy	15,876,706	15,876,706	–	–
Financials	19,697,090	19,697,090	–	–
Health Care	18,328,627	18,328,627	–	–
Industrials	14,278,801	14,278,801	–	–
Information Technology	21,437,852	21,437,852	–	–
Materials	2,044,686	2,044,686	–	–
Utilities	5,178,137	5,178,137	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,870,386	–	3,672,289	1,198,097
Basic Materials	1,068,968	–	1,068,968	–
Capital Goods	1,211,067	–	1,211,067	–
Collateralized Mortgage Obligations	2,957,069	–	2,957,069	–
Commercial Mortgage-Backed
Securities	9,870,812	–	9,870,812	–
Communications Services	2,742,429	–	2,742,429	–
Consumer Cyclical	1,421,923	–	1,421,923	–
Consumer Non-Cyclical	1,802,002	–	1,802,002	–
Energy	1,491,452	–	1,491,452	–
Financials	13,862,630	–	13,862,630	–
Foreign	1,634,468	–	1,634,468	–
Mortgage-Backed Securities	15,565,447	–	15,565,447	–
Technology	481,114	–	481,114	–
Transportation	1,268,572	–	525,854	742,718
U.S. Government and Agencies	11,127,494	–	11,127,494	–
U.S. Municipals	159,741	–	159,741	–
Utilities	2,190,387	–	2,190,387	–
Mutual Funds
Fixed Income Mutual Funds	1,680,546	1,680,546	–	–
Preferred Stock
Financials	133,421	133,421	–	–
Options Purchased	35,312	35,312	–	–
Collateral Held for Securities Loaned	4,390,925	4,390,925	–	–
Short-Term Investments	13,004,218	–	13,004,218	–
Total	$220,528,058	$133,797,879	$84,789,364	$1,940,815

Other Financial Instruments*	$5,862	($934)	$6,796	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value January 29, 2010
Long-Term Fixed Income
Asset-Backed Securities	390,506		–	124,631	(4,790)	687,750	1,198,097
Commercial Mortgage-Backed Securities	506,250	–	28,281	(6,250)	(528,281)	–	–
Financials	204,000	–	–	25,657	199,311	313,750	742,718
Total	$1,100,756	–	$28,281	$144,038	($333,760)	$1,001,500	$1,940,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Balanced Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	15	March 2010	$1,743,320	$1,746,914	$3,594
10-Yr. U.S. Treasury Bond Futures	(25)	March 2010	(2,963,205)	(2,953,906)	9,299
20-Yr. U.S. Treasury Bond Futures	5	March 2010	601,185	594,063	(7,122)
S&P 500 Index Futures	1	March 2010	274,305	267,600	(6,705)
Total Futures Contracts					($934)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	$750,000	($2,731)	($1,035)	$1,696
1.00%; Bank of America
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	750,000	(2,645)	(1,035)	1,610
1.00%; J.P. Morgan Chase and Co.
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	750,000	(4,525)	(1,035)	3,490
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($3,105)	$6,796

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
High Yield	$1,636,610	$–	$–	366,132	$1,680,546	$34,842
Money Market	1,841,222	1,882,217	3,723,439	–	–	–
Thrivent Financial Securities Lending Trust	2,435,412	15,810,326	13,854,813	4,390,925	4,390,925	30,956
Total Value and Income Earned	5,913,244				6,071,471	65,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

High Yield Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Basic Materials (0.3%)
	Lyondell Chemical Company, Debtor in Possession Facility Term Loan
$879,312	9.168%, 4/6/2010[b,c]	$914,994
	Lyondell Chemical Company, Roll-Up Term Loan Facility
877,579	5.793%, 4/6/2010	919,019

	Total Basic Materials	1,834,013

Consumer Cyclical (1.2%)
	Ford Motor Company, Term Loan
4,021,911	3.259%, 12/15/2013	3,764,951
	Harrahs Operating Company, Inc., Term Loan
4,000,000	3.000%, 1/28/2015	3,290,440
	Rite Aid Corporation, Term Loan
1,140,000	9.500%, 6/5/2015	1,185,121

	Total Consumer Cyclical	8,240,512

Financials (0.4%)
	Nuveen Investments, Inc., Term Loan
2,530,000	12.500%, 7/31/2015	2,631,200

	Total Financials	2,631,200

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,396,500	8.750%, 9/27/2013	1,407,853

	Total Transportation	1,407,853

Utilities (0.6%)
	Energy Future Holdings, Term Loan
4,838,625	3.731%, 10/10/2014	3,959,447

	Total Utilities	3,959,447

	Total Bank Loans (cost $18,377,310)	18,073,025

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Asset-Backed Securities (0.5%)
	Countrywide Asset-Backed Certificates
874,468	0.341%, 2/25/2010[d,e]	725,925
	Renaissance Home Equity Loan Trust
2,331,028	5.746%, 5/25/2036	1,764,577
1,600,000	6.011%, 5/25/2036	952,155

	Total Asset-Backed Securities	3,442,657

Basic Materials (8.9%)
	Arch Western Finance, LLC
3,085,000	6.750%, 7/1/2013	3,054,150
	Cascades, Inc.
750,000	7.750%, 12/15/2017[f]	765,000
1,540,000	7.875%, 1/15/2020[f]	1,566,950
	Cellu Tissue Holdings, Inc.
1,450,000	11.500%, 6/1/2014	1,609,500
	Domtar Corporation
3,140,000	7.125%, 8/15/2015	3,140,000
1,370,000	10.750%, 6/1/2017	1,589,200

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Basic Materials (8.9%) - continued
	Drummond Company, Inc.
$700,000	9.000%, 10/15/2014[f]	$731,500
3,765,000	7.375%, 2/15/2016	3,699,113
	FMG Finance, Pty., Ltd.
4,715,000	10.625%, 9/1/2016[f]	5,339,737
	Glatfelter
1,290,000	7.125%, 5/1/2016[c,f]	1,225,500
	Graphic Packaging International, Inc.
4,040,000	9.500%, 8/15/2013	4,151,100
700,000	9.500%, 6/15/2017[g]	747,250
	Griffin Coal Mining Company, Pty., Ltd.
1,335,000	9.500%, 12/1/2016[f,h]	694,200
	Hexion Finance Escrow, LLC
4,450,000	8.875%, 2/1/2018[f]	4,288,688
	Huntsman International, LLC
1,170,000	5.500%, 6/30/2016[f]	1,020,825
	Jefferson Smurfit Corporation
1,300,000	8.250%, 10/1/2012[g,h]	1,085,500
	NewPage Corporation
1,820,000	10.000%, 5/1/2012[g]	1,196,650
1,900,000	11.375%, 12/31/2014[f]	1,838,250
	NOVA Chemicals Corporation
700,000	8.625%, 11/1/2019[f]	707,000
	Rock-Tenn Company
1,400,000	9.250%, 3/15/2016[f]	1,522,500
650,000	9.250%, 3/15/2016	706,875
	Ryerson Holding Corporation
4,230,000	Zero Coupon, 2/1/2015[f]	1,929,937
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015	1,763,750
	Smurfit-Stone Container Enterprises, Inc.
1,840,000	8.000%, 3/15/2017[g,h]	1,531,800
	Solutia, Inc.
2,370,000	8.750%, 11/1/2017	2,506,275
	Southern Copper Corporation
1,460,000	7.500%, 7/27/2035	1,475,260
	Steel Dynamics, Inc.
4,080,000	7.750%, 4/15/2016	4,171,800
	Teck Resources, Ltd.
2,440,000	10.250%, 5/15/2016	2,787,700
2,310,000	10.750%, 5/15/2019	2,720,025

	Total Basic Materials	59,566,035

Capital Goods (7.4%)
	Associated Materials, LLC
1,820,000	9.875%, 11/15/2016[f]	1,929,200
	Berry Plastics Escrow Corporation
2,240,000	8.875%, 9/15/2014[f]	2,161,600
	Berry Plastics Holding Corporation
1,200,000	8.875%, 9/15/2014	1,158,000
	Case New Holland, Inc.
2,230,000	7.125%, 3/1/2014	2,230,000
	DRS Technologies, Inc.
2,600,000	6.625%, 2/1/2016	2,520,999
	General Cable Corporation, Convertible
1,868,000	4.500%, 11/15/2019[i]	1,905,360
	Goodman Global Group, Inc.
4,200,000	Zero Coupon, 12/15/2014[f]	2,436,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

High Yield Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Capital Goods (7.4%) - continued
	Graham Packaging Company, LP/GPC Capital Corporation I
$3,030,000	9.875%, 10/15/2014	$3,117,113
2,200,000	8.250%, 1/1/2017[f]	2,233,000
	Leucadia National Corporation
5,070,000	7.125%, 3/15/2017	4,993,950
	Norcraft Companies, LP/Norcraft Finance Corporation
1,330,000	10.500%, 12/15/2015[f]	1,383,200
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,113,325
	Plastipak Holdings, Inc.
2,595,000	8.500%, 12/15/2015[f]	2,646,900
500,000	10.625%, 8/15/2019[f]	550,000
	RBS Global, Inc./Rexnord Corporation
2,385,000	9.500%, 8/1/2014	2,390,963
1,130,000	11.750%, 8/1/2016[g]	1,155,425
	Reynolds Group DL Escrow, Inc.
1,050,000	7.750%, 10/15/2016[f]	1,057,875
	RSC Equipment Rental, Inc.
2,380,000	9.500%, 12/1/2014	2,409,750
	SPX Corporation
2,103,000	7.625%, 12/15/2014	2,181,862
	TransDigm, Inc.
5,365,000	7.750%, 7/15/2014	5,405,237
	United Rentals North America, Inc.
2,210,000	10.875%, 6/15/2016	2,411,663

	Total Capital Goods	49,391,422

Commercial Mortgage-Backed Securities (0.4%)
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.867%, 12/10/2049	2,486,679

	Total Commercial Mortgage-Backed Securities	2,486,679

Communications Services (17.5%)
	Cequel Communications Holdings I, LLC
6,680,000	8.625%, 11/15/2017[f]	6,680,000
	Charter Communications Operating, LLC
2,620,000	8.375%, 4/30/2014[f,h]	2,665,850
	Clear Channel Worldwide Holdings, Inc.
4,500,000	9.250%, 12/15/2017[f]	4,635,000
	Coleman Cable, Inc.
1,880,000	9.000%, 2/15/2018[c,f]	1,856,500
	Cricket Communications, Inc.
4,670,000	9.375%, 11/1/2014[g]	4,646,650
	CSC Holdings, Inc.
2,630,000	8.500%, 4/15/2014[f]	2,787,800
3,050,000	8.500%, 6/15/2015[f]	3,225,375
850,000	8.625%, 2/15/2019[f]	926,500
	Dex Media West, LLC/Dex Media West Finance Company
1,120,000	9.875%, 8/15/2013[h]	392,000
	Frontier Communications Corporation
2,700,000	8.125%, 10/1/2018	2,720,250

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Communications Services (17.5%) - continued
	GCI, Inc.
$4,020,000	8.625%, 11/15/2019[f]	$4,160,700
	Intelsat Bermuda, Ltd.
3,560,000	11.500%, 2/4/2017	3,613,400
	Intelsat Jackson Holdings, Ltd.
2,120,000	8.500%, 11/1/2019[f]	2,167,700
	Intelsat Subsidiary Holding Company, Ltd.
6,760,000	8.875%, 1/15/2015	6,929,000
200,000	8.875%, 1/15/2015[f]	204,000
	Level 3 Communications, Inc., Convertible
900,000	5.250%, 12/15/2011	860,625
1,300,000	3.500%, 6/15/2012	1,183,000
	Level 3 Financing, Inc.
4,630,000	9.250%, 11/1/2014	4,340,625
1,525,000	10.000%, 2/1/2018[f]	1,425,875
	MetroPCS Wireless, Inc.
1,870,000	9.250%, 11/1/2014	1,881,688
3,950,000	9.250%, 11/1/2014[g]	3,974,687
	Nextel Communications, Inc.
2,370,000	6.875%, 10/31/2013	2,210,025
	Nielsen Finance, LLC/Nielsen Finance Company
2,300,000	10.000%, 8/1/2014	2,392,000
1,500,000	11.500%, 5/1/2016	1,680,000
	NII Capital Corporation
4,460,000	8.875%, 12/15/2019[f]	4,437,700
	PAETEC Holding Corporation
5,370,000	9.500%, 7/15/2015	5,195,475
	Quebecor Media, Inc.
2,900,000	7.750%, 3/15/2016	2,900,000
	Qwest Communications International, Inc.
1,080,000	7.500%, 2/15/2014	1,086,750
	Qwest Corporation
1,430,000	7.625%, 6/15/2015	1,512,225
400,000	8.375%, 5/1/2016	438,000
	R.H. Donnelley Corporation
3,395,000	6.875%, 1/15/2013[h]	339,500
	Sprint Nextel Corporation
3,090,000	8.375%, 8/15/2017	3,012,750
	Time Warner Telecom Holdings, Inc.
4,880,000	9.250%, 2/15/2014	5,020,300
	TL Acquisitions, Inc.
4,450,000	10.500%, 1/15/2015[f]	4,305,375
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[f]	4,230,000
	Videotron Ltee
1,070,000	9.125%, 4/15/2018[f]	1,150,250
640,000	9.125%, 4/15/2018	691,200
	Virgin Media Finance plc
454,000	8.750%, 4/15/2014	466,485
4,510,000	9.125%, 8/15/2016	4,690,400
1,560,000	8.375%, 10/15/2019	1,599,000
	Wind Acquisition Finance SA
3,520,000	11.750%, 7/15/2017[f]	3,828,000
	Wind Acquisition Holdings Finance SPA
1,530,000	12.250%, 7/15/2017[f]	1,468,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

High Yield Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Communications Services (17.5%) - continued
	Windstream Corporation
$1,080,000	8.625%, 8/1/2016	$1,108,350
1,600,000	7.000%, 3/15/2019	1,498,000

	Total Communications Services	116,537,810

Consumer Cyclical (19.9%)
	AMC Entertainment, Inc.
4,450,000	8.750%, 6/1/2019	4,605,750
	American Axle & Manufacturing Holdings, Inc.
610,000	9.250%, 1/15/2017[f]	631,350
	American Axle & Manufacturing, Inc.
1,800,000	5.250%, 2/11/2014	1,548,000
	Beazer Homes USA, Inc.
2,680,000	6.875%, 7/15/2015	2,244,500
	Blockbuster, Inc.
2,861,000	11.750%, 10/1/2014[f,g]	2,088,530
	Bon-Ton Stores, Inc.
2,630,000	10.250%, 3/15/2014	2,406,450
	Burlington Coat Factory Warehouse Corporation
3,500,000	11.125%, 4/15/2014	3,596,250
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
4,710,000	10.125%, 3/1/2012	4,168,350
	Dollarama Group, LP
1,489,000	7.206%, 6/15/2010[e]	1,675,125
	FireKeepers Development Authority
4,900,000	13.875%, 5/1/2015[f]	5,610,500
	Ford Motor Company, Convertible
1,290,000	4.250%, 11/15/2016	1,726,988
	Ford Motor Credit Company, LLC
9,120,000	8.000%, 6/1/2014	9,260,995
	Gaylord Entertainment Company
5,640,000	6.750%, 11/15/2014[g]	5,273,400
	Gaylord Entertainment Company, Convertible
930,000	3.750%, 10/1/2014[f]	904,425
	Group 1 Automotive, Inc.
3,810,000	8.250%, 8/15/2013	3,819,525
	Hanesbrands, Inc.
2,090,000	3.831%, 6/15/2010[e]	1,985,500
	Host Hotels and Resorts, LP, Convertible
700,000	2.500%, 10/15/2029[f]	698,250
	KB Home
3,040,000	6.250%, 6/15/2015	2,880,400
	Limited Brands, Inc.
2,000,000	6.900%, 7/15/2017	1,960,000
	Macy’s Retail Holdings, Inc.
3,050,000	8.875%, 7/15/2015	3,324,500
	MGM MIRAGE
2,200,000	7.500%, 6/1/2016[g]	1,837,000
1,830,000	11.125%, 11/15/2017[f]	2,058,750
2,700,000	11.375%, 3/1/2018[f,g]	2,551,500

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Consumer Cyclical (19.9%) - continued
	Mohegan Tribal Gaming Authority
$4,400,000	11.500%, 11/1/2017[f]	$4,620,000
	NCL Corporation, Ltd.
3,570,000	11.750%, 11/15/2016[f]	3,784,200
	Norcraft Holdings, LP/Norcraft Capital Corporation
568,000	9.750%, 9/1/2012	550,960
	Peninsula Gaming, LLC
2,200,000	8.375%, 8/15/2015[f]	2,233,000
2,450,000	10.750%, 8/15/2017[f]	2,499,000
	Perry Ellis International, Inc.
2,200,000	8.875%, 9/15/2013	2,208,250
	Pinnacle Entertainment, Inc.
2,680,000	7.500%, 6/15/2015	2,479,000
	Pokagon Gaming Authority
3,111,000	10.375%, 6/15/2014[f]	3,247,106
	Rite Aid Corporation
2,500,000	7.500%, 3/1/2017	2,300,000
1,320,000	9.500%, 6/15/2017[g]	1,065,900
	Ryland Group, Inc.
2,000,000	8.400%, 5/15/2017	2,160,000
	Seminole Hard Rock Entertainment
2,415,000	2.754%, 3/15/2010[e,f]	2,131,237
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,576,000
	Shingle Springs Tribal Gaming Authority
5,795,000	9.375%, 6/15/2015[f]	4,578,050
	Speedway Motorsports, Inc.
2,730,000	8.750%, 6/1/2016	2,900,625
	Starwood Hotels & Resorts Worldwide, Inc.
2,600,000	7.875%, 10/15/2014	2,769,000
	Toys R Us Property Company I, LLC
2,610,000	10.750%, 7/15/2017[f]	2,890,575
	TRW Automotive, Inc.
1,930,000	7.000%, 3/15/2014[f]	1,867,275
1,750,000	8.875%, 12/1/2017[f]	1,815,625
	Tunica-Biloxi Gaming Authority
4,870,000	9.000%, 11/15/2015[j]	4,553,450
	Turning Stone Resort Casino Enterprise
2,700,000	9.125%, 9/15/2014[f]	2,632,500
	Universal City Development Partners, Ltd.
1,520,000	8.875%, 11/15/2015[f]	1,531,400
2,210,000	10.875%, 11/15/2016[f]	2,287,350
	West Corporation
1,800,000	9.500%, 10/15/2014	1,809,000
	WMG Acquisition Corporation
2,400,000	9.500%, 6/15/2016[f]	2,574,000
	Wyndham Worldwide Corporation
2,600,000	6.000%, 12/1/2016	2,517,450

	Total Consumer Cyclical	132,436,991

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

High Yield Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Consumer Discretionary (0.1%)
	Libbey Glass, Inc.
$470,000	10.000%, 2/15/2015[c,f]	$475,875

	Total Consumer Discretionary	475,875

Consumer Non-Cyclical (12.9%)
	Apria Healthcare Group, Inc.
3,660,000	12.375%, 11/1/2014[f]	3,943,650
	B&G Foods, Inc.
750,000	7.625%, 1/15/2018[g]	757,500
	Biomet, Inc.
1,700,000	10.375%, 10/15/2017	1,853,000
1,690,000	11.625%, 10/15/2017	1,859,000
	Community Health Systems, Inc.
3,960,000	8.875%, 7/15/2015	4,093,650
	DJO Finance, LLC/DJO Finance Corporation
3,407,000	10.875%, 11/15/2014	3,611,420
1,330,000	10.875%, 11/15/2014[f]	1,409,800
	HCA, Inc.
6,690,000	6.750%, 7/15/2013	6,506,025
2,766,000	9.625%, 11/15/2016	2,931,960
3,040,000	8.500%, 4/15/2019[f]	3,214,800
	Ingles Markets, Inc.
1,900,000	8.875%, 5/15/2017	1,968,875
	Jarden Corporation
3,330,000	7.500%, 5/1/2017[g]	3,346,650
930,000	7.500%, 1/15/2020	934,650
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014[f]	3,206,250
	JohnsonDiversey, Inc.
1,350,000	8.250%, 11/15/2019[f]	1,400,625
2,250,000	10.500%, 5/15/2020[f]	2,356,875
	M-Foods Holdings, Inc.
3,050,000	9.750%, 10/1/2013[f]	3,160,562
	Michael Foods, Inc.
2,760,000	8.000%, 11/15/2013	2,818,650
	Omnicare, Inc.
3,420,000	6.875%, 12/15/2015	3,343,050
	Pinnacle Foods Finance, LLC
3,155,000	9.250%, 4/1/2015[g]	3,170,775
	Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corporation
930,000	9.250%, 4/1/2015[f]	934,650
	Revlon Consumer Products Corporation
2,680,000	9.750%, 11/15/2015[f]	2,763,750
	Select Medical Corporation
1,300,000	6.428%, 3/15/2010[e]	1,205,750
2,990,000	7.625%, 2/1/2015	2,930,200
	Smithfield Foods, Inc.
800,000	10.000%, 7/15/2014[f]	871,000
	Stater Brothers Holdings, Inc.
1,830,000	8.125%, 6/15/2012	1,848,300
	Surgical Care Affiliates, Inc.
1,957,382	8.875%, 7/15/2015[f]	1,918,234
	Tenet Healthcare Corporation
1,300,000	7.375%, 2/1/2013	1,290,250
1,095,000	10.000%, 5/1/2018[f]	1,215,450
	U.S. Oncology, Inc.
1,700,000	10.750%, 8/15/2014	1,772,250

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Consumer Non-Cyclical (12.9%) - continued
$3,290,000	9.125%, 8/15/2017	$3,454,500
	Valeant Pharmaceuticals International
2,800,000	8.375%, 6/15/2016[f]	2,905,000
	Vanguard Health Holding Company II, LLC
2,230,000	8.000%, 2/1/2018[f]	2,177,038
	Visant Holding Corporation
3,565,000	10.250%, 12/1/2013	3,671,950
	Viskase Companies, Inc.
1,160,000	9.875%, 1/15/2018[f]	1,160,000

	Total Consumer Non-Cyclical	86,006,089

Energy (8.1%)
	Chesapeake Energy Corporation
1,710,000	7.500%, 9/15/2013	1,735,650
2,660,000	6.250%, 1/15/2018	2,520,350
	Compagnie Generale de Geophysique-Veritas
1,400,000	7.500%, 5/15/2015	1,389,500
1,070,000	9.500%, 5/15/2016	1,144,900
	Connacher Oil and Gas, Ltd.
1,030,000	11.750%, 7/15/2014[f]	1,133,000
2,560,000	10.250%, 12/15/2015[f]	2,457,600
	Denbury Resources, Inc.
2,590,000	7.500%, 12/15/2015	2,583,525
1,280,000	9.750%, 3/1/2016	1,348,800
	Ferrellgas Partners, LP
2,540,000	6.750%, 5/1/2014	2,501,900
	Forest Oil Corporation
3,390,000	7.250%, 6/15/2019	3,406,950
	Helix Energy Solutions Group, Inc.
2,560,000	9.500%, 1/15/2016[f]	2,624,000
	Mariner Energy, Inc.
2,170,000	11.750%, 6/30/2016	2,446,675
	McJunkin Red Man Corporation
3,540,000	9.500%, 12/15/2016[f]	3,531,150
	Newfield Exploration Company
3,390,000	6.625%, 4/15/2016	3,390,000
	Penn Virginia Corporation
910,000	10.375%, 6/15/2016	1,002,137
	PetroHawk Energy Corporation
2,840,000	9.125%, 7/15/2013	2,960,700
650,000	10.500%, 8/1/2014	718,250
	Pioneer Natural Resources Company
2,700,000	7.500%, 1/15/2020	2,741,567
	Plains Exploration & Production Company
1,450,000	7.750%, 6/15/2015	1,479,000
3,510,000	10.000%, 3/1/2016	3,896,100
	SandRidge Energy, Inc.
2,610,000	9.875%, 5/15/2016[f]	2,773,125
1,770,000	8.750%, 1/15/2020[f]	1,823,100
	Southwestern Energy Company
2,550,000	7.500%, 2/1/2018	2,715,750
	Western Refining, Inc.
2,000,000	11.250%, 6/15/2017[f]	1,820,000

	Total Energy	54,143,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

High Yield Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Financials (2.7%)
	Bank of America Corporation
$3,340,000	8.125%, 5/15/2018	$3,171,163
	CIT Group, Inc.
950,000	7.000%, 5/1/2017	809,875
	Deluxe Corporation
1,075,000	7.375%, 6/1/2015	1,023,938
	FTI Consulting, Inc.
1,750,000	7.625%, 6/15/2013	1,817,812
	General Motors Acceptance Corporation, LLC
2,661,000	5.375%, 6/6/2011	2,581,170
5,283,000	6.875%, 9/15/2011	5,283,000
1,840,000	7.500%, 12/31/2013	1,830,800
	Nuveen Investments, Inc.
1,330,000	10.500%, 11/15/2015	1,230,250

	Total Financials	17,748,008

Technology (3.7%)
	Advanced Micro Devices, Inc., Convertible
3,330,000	6.000%, 5/1/2015	3,046,950
	Amkor Technology, Inc.
2,120,000	7.750%, 5/15/2013	2,125,300
	First Data Corporation
4,630,000	9.875%, 9/24/2015	4,132,275
	Freescale Semiconductor, Inc.
3,780,000	8.875%, 12/15/2014[g]	3,364,200
	NXP BV/NXP Funding, LLC
950,000	10.000%, 7/15/2013[f]	985,625
1,800,000	7.875%, 10/15/2014	1,602,000
	Seagate Technology HDD Holdings
4,035,000	6.800%, 10/1/2016	4,019,869
	SunGard Data Systems, Inc.
1,770,000	9.125%, 8/15/2013	1,800,975
3,350,000	10.250%, 8/15/2015	3,475,625

	Total Technology	24,552,819

Transportation (3.1%)
	AMR Corporation, Convertible
1,630,000	6.250%, 10/15/2014	1,589,250
	Continental Airlines, Inc.
925,000	9.250%, 5/10/2017	957,375
	Delta Air Lines, Inc.
2,010,000	7.920%, 11/18/2010	2,030,100
1,380,000	9.500%, 9/15/2014[f]	1,438,650
	Hertz Corporation
1,555,000	8.875%, 1/1/2014	1,566,663
	Kansas City Southern de Mexico SA de CV
2,420,000	7.625%, 12/1/2013	2,432,100
870,000	7.375%, 6/1/2014	856,950
	Kansas City Southern Railway
420,000	13.000%, 12/15/2013	491,400
	Navios Maritime Holdings, Inc.
2,700,000	9.500%, 12/15/2014	2,683,125
1,170,000	8.875%, 11/1/2017[f]	1,210,950
	UAL Pass Through Trust
149,048	7.730%, 7/1/2010	148,675
	United Air Lines, Inc.
1,900,000	9.750%, 1/15/2017	1,995,000

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Transportation (3.1%) - continued
	United Maritime Group, LLC/United Maritime Group Finance Corporation
$1,770,000	11.750%, 6/15/2015[f]	$1,783,275
	Windsor Petroleum Transport Corporation
1,729,689	7.840%, 1/15/2021[j]	1,609,559

	Total Transportation	20,793,072

Utilities (6.9%)
	AES Corporation
1,376,000	8.750%, 5/15/2013[f]	1,403,520
3,200,000	7.750%, 10/15/2015	3,208,000
3,200,000	8.000%, 10/15/2017	3,224,000
	Copano Energy, LLC
3,010,000	8.125%, 3/1/2016	3,032,575
	Dynegy Holdings, Inc.
1,585,000	8.375%, 5/1/2016	1,430,462
	Edison Mission Energy
1,670,000	7.500%, 6/15/2013	1,586,500
2,820,000	7.000%, 5/15/2017	2,227,800
2,720,000	7.200%, 5/15/2019	2,108,000
	El Paso Corporation
1,900,000	6.875%, 6/15/2014	1,951,279
1,900,000	7.000%, 6/15/2017	1,942,571
	NRG Energy, Inc.
4,660,000	7.375%, 2/1/2016	4,636,700
	Public Service Company of New Mexico
4,000,000	7.950%, 5/15/2018	4,227,704
	Regency Energy Partners, LP
2,650,000	8.375%, 12/15/2013	2,769,250
1,650,000	9.375%, 6/1/2016[f]	1,788,188
	Southern Star Central Corporation
1,910,000	6.750%, 3/1/2016	1,924,325
	Texas Competitive Electric Holdings Company, LLC
6,380,000	10.250%, 11/1/2015[g]	4,992,350
	Williams Partners, LP/Williams Partners Finance Corporation
2,860,000	7.250%, 2/1/2017	3,205,631

	Total Utilities	45,658,855

	Total Long-Term Fixed Income (cost $596,503,633)	613,240,041

Shares	Preferred Stock (1.4%)	Value
Financials (1.4%)
69,000	Bank of America Corporation,
	8.625%	1,693,260
2,600	Bank of America Corporation,
	Convertible, 7.250%	2,353,000
18,800	Citigroup, Inc., Convertible,
	7.500%[k]	1,965,352
1,014	GMAC, Inc., 7.000%[f]	724,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

High Yield Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Preferred Stock (1.4%)	Value
Financials (1.4%) - continued
3,000	Wells Fargo & Company, Convertible, 7.500%	$2,827,800

	Total Financials	9,564,105

	Total Preferred Stock (cost $8,165,969)	9,564,105

Shares	Common Stock (0.5%)	Value
Consumer Discretionary (0.3%)
29,237	Lear Corporation[g,k]	2,011,506
36,330	TVMAX Holdings, Inc.[k,l]	0

	Total Consumer Discretionary	2,011,506

Materials (<0.1%)
15	Pliant Corporation[h,k,l]	0

	Total Materials	0

Utilities (0.2%)
38,153	NRG Energy, Inc.[k]	919,869
9,522	Semgroup Corporation[k]	221,386
10,023	Semgroup Corporation Warrants, $25, expires 11/30/2014[k,l]	0

	Total Utilities	1,141,255

	Total Common Stock (cost $5,580,014)	3,152,761

Shares	Collateral Held for Securities Loaned (5.0%)	Value
33,223,853	Thrivent Financial Securities Lending Trust	33,223,853

	Total Collateral Held for Securities Loaned (cost $33,223,853)	33,223,853

Principal Amount	Short-Term Investments (2.5%)[m]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.040%, 2/10/2010	2,999,964
5,000,000	0.070%, 2/17/2010	4,999,825
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.060%, 2/19/2010	4,999,833
	Jupiter Securitization Company, LLC
3,560,000	0.120%, 2/1/2010	3,559,976

	Total Short-Term Investments (at amortized cost)	16,559,598

	Total Investments (cost $678,410,377) 104.2%	$693,813,383

	Other Assets and Liabilities, Net (4.2%)	(27,761,557)

	Total Net Assets 100.0%	$666,051,826

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2010, the value of these investments was $198,028,345 or 29.7% of total net assets.
g	All or a portion of the security is on loan.
h	In bankruptcy. Interest is not being accrued.
i	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
j	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of January 29, 2010.

Security	Acquisition Date	Amortized Cost
Tunica-Biloxi Gaming Authority	11/8/2005	$4,878,681
Windsor Petroleum Transport Corporation	4/21/1998	1,567,082

k	Non-income producing security.
l	Security is fair valued.
m	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,996,477
Gross unrealized depreciation	(20,593,471)

Net unrealized appreciation (depreciation)	$15,403,006

Cost for federal income tax purposes	$678,410,377

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

High Yield Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing High Yield Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,834,013	–	1,834,013	–
Consumer Cyclical	8,240,512	–	8,240,512	–
Financials	2,631,200	–	2,631,200	–
Transportation	1,407,853	–	1,407,853	–
Utilities	3,959,447	–	3,959,447	–
Long-Term Fixed Income
Asset-Backed Securities	3,442,657	–	3,442,657	–
Basic Materials	59,566,035	–	59,566,035	–
Capital Goods	49,391,422	–	49,391,422	–
Commercial Mortgage-Backed Securities	2,486,679	–	2,486,679	–
Communications Services	116,537,810	–	116,537,810	–
Consumer Cyclical	132,436,991	–	132,436,991	–
Consumer Discretionary	475,875	–	475,875	–
Consumer Non-Cyclical	86,006,089	–	86,006,089	–
Energy	54,143,729	–	54,143,729	–
Financials	17,748,008	–	17,748,008	–
Technology	24,552,819	–	24,552,819	–
Transportation	20,793,072	–	16,767,972	4,025,100
Utilities	45,658,855	–	45,658,855	–
Preferred Stock
Financials	9,564,105	8,839,412	724,693	–
Common Stock
Consumer Discretionary	2,011,506	2,011,506	–	–
Materials	–	–	–	–
Utilities	1,141,255	919,869	–	221,386
Collateral Held for Securities Loaned	33,223,853	33,223,853	–	–
Short-Term Investments	16,559,598	–	16,559,598	–
Total	$693,813,383	$44,994,640	$644,572,257	$4,246,486

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value January 29, 2010
Long-Term Fixed Income
Communication Services	6,588,150	–	–	91,850	–	(6,680,000)	–
Transportation	2,861,159	6,275	14,423	143,233	1,148,685	(148,675)	4,025,100
Common Stock
Consumer Discretionary*	–	–	–	–	–	–	–
Materials*	–	–	–	–	–	–	–
Utilities	–	–	–	(16,664)	238,050	–	221,386
Total	$9,449,309	$6,275	$14,423	$218,419	$1,386,735	($6,828,675)	$4,246,486

*	Securities in these sections are fair valued at $0.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

High Yield Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
Money Market	$–	$1,657,475	$1,657,475	–	$–	$–
Thrivent Financial Securities Lending Trust	21,394,873	57,654,136	45,825,156	33,223,853	33,223,853	39,610
Total Value and Income Earned	21,394,873				33,223,853	39,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Alabama (0.2%)
	Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
$1,000,000	5.750%, 12/1/2020	$1,001,630
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
1,500,000	5.000%, 5/1/2029, Series A	1,537,845

	Total Alabama	2,539,475

Alaska (0.6%)
	Alaska Energy Authority Power Revenue Refunding Bonds (Bradley Lake Hydroelectric) (AGM Insured)
3,155,000	5.000%, 7/1/2021, 5th Series[a]	3,133,199
	Northern Tobacco Securitization Corporation Tobacco Settlement Asset-Backed Bonds
1,405,000	6.200%, 6/1/2022[b]	1,405,660
	Valdez, Alaska Marine Terminal Revenue Bonds
1,255,000	0.160%, 2/1/2010[c]	1,255,000
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
2,100,000	0.150%, 2/1/2010[c]	2,100,000

	Total Alaska	7,893,859

Arizona (0.7%)
	Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare Pooled Financing Program) (NATL-RE FGIC Insured)
975,000	5.000%, 6/1/2011, Series Ca	996,596
1,020,000	5.000%, 6/1/2012, Series Da	1,053,222
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017, Series A	1,058,760
1,200,000	5.000%, 4/1/2018, Series A	1,263,852
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
500,000	5.750%, 5/15/2021, Series Ab	538,905
2,500,000	5.000%, 5/15/2031	2,386,350
	Pima County Industrial Development Authority Multifamily Housing Revenue Refunding Bonds (La Hacienda) (GNMA Collateralized)
1,285,000	7.000%, 12/20/2031[b]	1,459,374

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Arizona (0.7%) - continued
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
$500,000	6.000%, 8/1/2033, Series A	$502,180

	Total Arizona	9,259,239

Arkansas (0.3%)
	Arkansas Community Water System Public Water Authority Water Revenue Refunding and Construction Bonds (NATL-RE Insured)
2,400,000	5.000%, 10/1/2023, Series Ba	2,480,736
	Arkansas Housing Development Agency Single Family Mortgage Purchase Bonds (FHA/VA Collateralized)
110,000	8.375%, 7/1/2010, Series Ab	113,571
	Pope County, Arkansas Pollution Control Revenue Refunding Bonds (Arkansas Power and Light Company) (AGM-CR Insured)
875,000	6.300%, 12/1/2016[a]	875,210

	Total Arkansas	3,469,517

California (10.9%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements)
3,950,000	6.000%, 9/1/2024, Series A	4,446,041
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	3,019,200
	California General Obligation Refunding Bonds
2,780,000	5.000%, 8/1/2014	3,072,484
2,765,000	5.000%, 9/1/2015	3,024,716
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds
5,000,000	5.000%, 7/1/2025, Series Ab	5,913,650
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,000,000	6.250%, 2/1/2039, Series A	3,120,960
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,000,000	5.875%, 10/1/2034, Series A	1,012,110
	California Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Exxon)
1,200,000	0.150%, 2/1/2010[c]	1,200,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
California (10.9%) - continued
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA Collateralized)
$40,000	7.100%, 6/1/2031, Series D, AMT	$41,333
	California State Public Works Board Lease Revenue Bonds (Department of Corrections State Prison - Madera County)
3,000,000	7.400%, 9/1/2010, Series A	3,104,250
	California State Public Works Board Lease Revenue Bonds (Regents of the University of California - UCLA Replacement Hospital) (AGM Insured)
4,000,000	5.375%, 10/1/2015, Series Aa	4,333,960
	California Various Purpose General Obligation Bonds
300,000	6.000%, 8/1/2016	300,696
2,000,000	5.250%, 11/1/2021	2,075,440
10,000	5.250%, 4/1/2029	9,798
3,990,000	5.250%, 4/1/2029[b]	4,642,166
10,000,000	5.250%, 3/1/2038	9,228,700
10,000,000	6.000%, 4/1/2038	10,132,600
	California Various Purpose General Obligation Bonds (AMBAC-TCRS Insured)
2,000,000	6.300%, 9/1/2010[a]	2,062,680
	California Veterans General Obligation Bonds
2,000,000	9.500%, 2/1/2010, Series AT	2,000,466
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,000,000	5.875%, 2/15/2034, Series C	2,185,160
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[b]	5,024,362
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue/Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Aa	10,283,400
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Aa	500,317
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,000,000	6.000%, 8/1/2033, Series A	10,946,400
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
5,000,000	5.000%, 1/1/2034, Series I	4,985,950

Principal Amount	Long-Term Fixed Income (99.4%)	Value
California (10.9%) - continued
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
$5,000,000	Zero Coupon, 8/1/2024[a]	$1,997,950
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
3,660,000	7.600%, 5/1/2023, Series Ab	4,701,892
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (FHA/VA-GNMA Collateralized)
1,305,000	7.500%, 5/1/2023, Series Ab	1,665,284
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[a]	10,315,400
	San Diego Unified School District General Obligation Bonds
10,000,000	6.000%, 7/1/2019, Series A	5,992,400
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds (AMBAC Insured)
1,500,000	6.750%, 7/1/2010[a]	1,539,840
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Series E	7,401,043
	San Jose, California Airport Revenue Bonds (AMBAC Insured)
8,000,000	5.000%, 3/1/2037, Series A, AMT[a]	6,743,040
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Aa	2,599,810
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	2,105,650
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,087,440
	University of California General Revenue Bonds
5,000,000	5.250%, 5/15/2039, Series O	5,254,550

	Total California	149,071,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Colorado (5.4%)
	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue Bonds (Cherry Creek Project)
$570,000	6.000%, 4/1/2021	$572,160
1,280,000	6.000%, 4/1/2030	1,240,627
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Bromley East Charter School)
2,000,000	7.250%, 9/15/2030, Series Ab	2,212,260
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Series A	464,764
1,000,000	5.375%, 6/15/2038, Series A	1,003,250
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Classical Academy)
2,825,000	7.250%, 12/1/2030[b]	3,168,153
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039, Series A	908,550
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	2,835,750
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (University Lab School)
1,000,000	5.750%, 6/1/2016[b]	1,063,310
750,000	6.125%, 6/1/2021[b]	801,180
6,250,000	6.250%, 6/1/2031[b]	6,686,813
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
275,000	6.250%, 12/1/2010[b]	288,161
3,080,000	6.800%, 12/1/2020[b]	3,302,746
1,920,000	6.800%, 12/1/2020	1,981,037
1,000,000	6.125%, 6/1/2038, Series A	999,230
	Colorado Health Facilities Authority Hospital Revenue Bonds (Parkview Medical Center, Inc.)
1,000,000	6.500%, 9/1/2020[b]	1,088,520
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	2,863,020

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Colorado (5.4%) - continued
	Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation
$1,095,000	5.500%, 11/1/2027	$1,182,392
405,000	5.500%, 11/1/2027[b]	489,625
	Colorado Housing and Finance Authority Single Family Program Bonds
10,000	7.250%, 4/1/2010, Series A-3	10,007
100,000	7.450%, 10/1/2016, Series A-2, AMT	108,002
10,000	7.000%, 11/1/2016, Series A-3	10,144
310,000	6.700%, 8/1/2017, Series B-3	322,658
500,000	6.600%, 9/1/2025[b]	545,040
460,000	6.350%, 11/1/2029, Series D-2, AMT	489,486
	Colorado Housing and Finance Authority Single Family Program Bonds (FHA/VA Collateralized)
30,000	7.150%, 10/1/2030, Series C-3	30,551
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (AGM Insured)
35,000	6.250%, 9/1/2013, Series Aa	35,003
	Colorado Water Resources and Power Development Authority Small Water Resources Revenue Bonds (NATL-RE FGIC Insured)
3,525,000	5.250%, 11/1/2021[a]	3,665,189
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	1,778,560
	Denver Health and Hospital Authority Healthcare Revenue Bonds (ACA-CBI Insured)
2,000,000	6.250%, 12/1/2016, Series Aa,b	2,196,980
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Aa	5,242,450
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
6,000,000	5.600%, 10/1/2029	6,357,120
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Aa	11,216,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Colorado (5.4%) - continued
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL-RE-IBC Insured)
$3,000,000	7.000%, 12/15/2016[a]	$3,439,800
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	Zero Coupon, 6/15/2011, Series Ca,b	4,331,040
	University of Colorado University Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032, Series A	1,356,287

	Total Colorado	74,286,665

Connecticut (0.3%)
	Connecticut Special Tax Obligation Bonds (Transportation Infrastructure Purposes)
4,000,000	6.500%, 10/1/2010, Series B	4,162,000

	Total Connecticut	4,162,000

District of Columbia (0.8%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
4,600,000	5.000%, 12/1/2028, Series C	4,962,756
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
5,635,000	6.250%, 5/15/2024	5,660,921

	Total District of Columbia	10,623,677

Florida (3.5%)
	Brevard County Housing Finance Authority Homeowner Mortgage Revenue Refunding Bonds (GNMA Collateralized)
303,000	6.500%, 9/1/2022, Series B	326,661
	Broward County, Florida Water and Sewer Utility Revenue Bonds
3,000,000	5.250%, 10/1/2034, Series A	3,118,260
	Florida Refunding Bonds (Jacksonville Transportation Authority)
1,520,000	5.000%, 7/1/2019	1,520,228
	Florida State Board of Education Public Education Capital Outlay Bonds (NATL-RE-IBC Insured)
505,000	9.125%, 6/1/2014[a]	581,371
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,456,995

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Florida (3.5%) - continued
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
$2,000,000	5.150%, 9/1/2025, Series B	$2,105,200
	Jacksonville Health Facilities Authority Hospital Revenue Bonds
1,500,000	5.750%, 8/15/2015, Series Cb	1,546,245
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[b]	1,611,702
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Series B	7,538,475
8,000,000	5.500%, 10/1/2041, Series A	8,029,120
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System)
2,000,000	5.625%, 6/1/2034	2,060,540
	Orange County Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Series Aa	3,039,741
	Orange County Housing Finance Authority Homeowner Revenue Bonds (GNMA/FNMA Collateralized)
85,000	5.900%, 9/1/2028, Series B-1, AMT	85,273
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
5,000,000	5.125%, 10/1/2026	4,958,200
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	5,711,700
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,000,000	5.000%, 10/1/2032	4,099,480

	Total Florida	47,789,191

Georgia (2.3%)
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
875,000	6.000%, 10/1/2011[a]	899,202
1,500,000	6.100%, 10/1/2019[a]	1,651,185

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Georgia (2.3%) - continued
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
$6,000,000	5.700%, 1/1/2043, Series C	$6,283,320
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
1,000,000	6.125%, 1/1/2024, Series A	1,002,920
1,560,000	5.750%, 1/1/2029, Series A	1,459,318
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE Insured)
5,000,000	5.500%, 8/1/2018[a]	5,673,900
	Gainesville Redevelopment Authority Educational Facilities Refunding Revenue Bonds (Riverside Military Academy)
5,275,000	5.125%, 3/1/2027	3,656,419
	Georgia General Obligation Bonds
1,965,000	5.650%, 3/1/2012, Series B	2,167,867
35,000	5.650%, 3/1/2012, Series Bb	38,636
3,500,000	5.000%, 8/1/2012, Series D-2	3,867,850
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
2,500,000	5.500%, 9/1/2024[b]	2,966,575
	Savannah Economic Development Authority Student Housing Revenue Bonds (University Financing Foundation, Inc. - Savannah State University) (ACA Insured)
1,500,000	6.750%, 11/15/2020, Series Aa,b	1,600,590

	Total Georgia	31,267,782

Hawaii (2.0%)
	Hawaii Highway Revenue Bonds
7,330,000	5.500%, 7/1/2018	8,725,119
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds
5,000,000	5.000%, 7/1/2036, Series A	5,179,950
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Aa	3,042,724

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Hawaii (2.0%) - continued
	Honolulu, Hawaii General Obligation Bonds (NATL-RE Insured)
$10,000,000	5.250%, 3/1/2027, Series Aa	$10,644,400

	Total Hawaii	27,592,193

Idaho (0.4%)
	Idaho Falls, Idaho General Obligation Electric Refunding Deferred Interest Bonds (NATL-RE FGIC Insured)
3,115,000	Zero Coupon, 4/1/2010[a]	3,106,153
2,000,000	Zero Coupon, 4/1/2011[a]	1,953,640

	Total Idaho	5,059,793

Illinois (8.8%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
2,000,000	5.250%, 7/1/2012	1,997,440
1,000,000	5.375%, 7/1/2015	996,470
	Chicago Collateralized Single Family Mortgage Revenue Bonds (GNMA/FNMA/FHLMC Collateralized)
115,000	7.050%, 10/1/2030, Series C, AMT	120,750
115,000	7.000%, 3/1/2032, Series C, AMT	121,986
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[a]	5,297,300
	Chicago Parking Facilities Bonds (Lakefront Millennium) (NATL-RE Insured)
3,000,000	5.750%, 1/1/2029[a,b]	3,348,750
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Aa	5,554,152
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School Bonds (NATL-RE FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,b]	872,720
	Cook County, Illinois General Obligation Refunding Bonds (NATL-RE Insured)
2,500,000	6.250%, 11/15/2011, Series Aa	2,724,375
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
1,250,000	8.500%, 12/1/2011[a]	1,405,187
1,565,000	8.500%, 12/1/2014[a]	1,985,375
1,815,000	8.500%, 12/1/2016[a]	2,383,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Illinois (8.8%) - continued
	DuPage County, Illinois General Obligation Refunding Bonds (Alternate Revenue Source - Stormwater)
$1,000,000	5.600%, 1/1/2021	$1,141,740
	Illinois Development Finance Authority Revenue Bonds (Midwestern University)
1,000,000	6.000%, 5/15/2026, Series Bb	1,081,010
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[b]	5,730,991
	Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund, Inc. - University Center Project)
1,000,000	6.625%, 5/1/2017[b]	1,135,500
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
3,000,000	7.250%, 11/1/2038, Series A	3,309,840
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,000,000	5.250%, 11/1/2035, Series Ba	1,889,380
	Illinois Health Facilities Authority Revenue Bonds (Advocate Health Care Network) (NATL-RE-IBC Insured)
2,120,000	5.250%, 8/15/2018, Series Ba	2,134,268
	Illinois Health Facilities Authority Revenue Bonds (Bethesda Home and Retirement Center)
1,600,000	6.250%, 9/1/2014, Series A	1,616,752
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health System)
2,000,000	5.250%, 9/1/2018	2,006,000
	Illinois Health Facilities Authority Revenue Bonds (Passavant Memorial Area Hospital Association)
2,500,000	6.000%, 10/1/2024[b]	2,618,125
	Illinois Health Facilities Authority Revenue Bonds (Rush-Presbyterian-St. Luke’s Medical Center) (NATL-RE Insured)
2,785,000	5.250%, 11/15/2014, Series Aa	2,786,309
	Illinois Health Facilities Authority Revenue Bonds (SwedishAmerican Hospital)
3,950,000	6.875%, 11/15/2030[b]	4,059,889

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Illinois (8.8%) - continued
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
$2,000,000	6.000%, 4/1/2018, Series Ca	$2,298,120
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
4,290,000	5.250%, 8/15/2018	4,296,607
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds)
3,065,000	7.450%, 6/15/2012, Series L	3,499,740
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL-RE-FGIC Insured)
7,900,000	5.750%, 6/15/2018, 2nd Series[a]	9,135,797
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
425,000	0.160%, 2/1/2010[c]	425,000
	McHenry and Lake Counties, Illinois, Community High School District No. 157 General Obligation School Bonds (AGM Insured)
3,035,000	9.000%, 12/1/2017[a]	4,154,065
	McLean County, Illinois, Bloomington-Normal Airport Authority Passenger Facility Charge Revenue Bonds (Central Illinois Regional Airport)
4,000,000	6.050%, 12/15/2019, AMT	3,979,120
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-FR FGIC Insured)
17,505,000	Zero Coupon, 6/15/2020, Series Aa	10,075,528
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Aa	1,002,324
1,410,000	5.250%, 12/15/2028[a]	1,426,455
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	Zero Coupon, 6/15/2012, Series Ba	6,850,760
3,100,000	Zero Coupon, 6/15/2024, Series Aa	1,365,302
2,000,000	Zero Coupon, 12/15/2024, Series Aa	856,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Illinois (8.8%) - continued
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Refunding Bonds
$6,550,000	5.250%, 12/1/2032, Series C	$7,563,612
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
3,000,000	6.700%, 11/1/2021, Series Aa	3,630,930
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,730,375

	Total Illinois	119,607,834

Indiana (1.7%)
	Ball State University Student Fee Bonds (FGIC Insured)
700,000	5.750%, 7/1/2020, Series Ka,b	767,550
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
1,045,000	6.250%, 1/5/2016, Series A	1,139,520
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital Project)
7,000,000	5.500%, 8/1/2029, Series D	7,184,730
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Series A	1,626,915
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
500,000	5.250%, 5/15/2041, Series Ea	502,950
	Indiana Transportation Finance Authority Highway Revenue Bonds
250,000	6.800%, 12/1/2016, Series A	291,185
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
655,000	7.250%, 6/1/2015, Series Aa,b	687,979
3,375,000	7.250%, 6/1/2015, Series Aa	3,913,954
	Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,255,750
	Purdue University Student Fee Bonds
2,120,000	5.000%, 7/1/2020, Series L	2,187,353

	Total Indiana	23,557,886

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Iowa (0.7%)
	Coralville, Iowa Annual Appropriation Urban Renewal Tax Increment Revenue Bonds
$1,495,000	5.000%, 6/1/2011, Series H2	$1,543,662
3,125,000	5.000%, 6/1/2021, Series H2	3,079,657
	Iowa Finance Authority Healthcare Revenue Bonds (Genesis Medical Center)
4,500,000	6.250%, 7/1/2025	4,531,500
	Iowa Finance Authority Single Family Mortgage Bonds (GNMA/FNMA Collateralized)
900,000	5.000%, 1/1/2037, Series E, AMT	855,297

	Total Iowa	10,010,116

Kansas (0.7%)
	Kansas Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail HealthCare, Inc.) (NATL-RE Insured)
90,000	5.375%, 11/15/2024, Series Ka,b	97,678
910,000	5.375%, 11/15/2024, Series Ka	918,773
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center) (AMBAC Insured)
2,000,000	5.500%, 9/1/2025, Series Aa	2,002,040
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
1,725,000	5.000%, 10/1/2036	1,672,991
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
160,000	6.700%, 6/1/2029, Series A-2	169,243
	Wyandotte County/Kansas City, Kansas Sales Tax Special Obligation Revenue Refunding Bonds (Redevelopment Project Area B)
4,350,000	5.000%, 12/1/2020, Series B	4,298,409

	Total Kansas	9,159,134

Kentucky (0.3%)
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.)
1,000,000	6.000%, 12/1/2033, Series A-1	1,090,100
	Paducah, Kentucky Electric Plant Board Revenue Bonds
2,500,000	5.250%, 10/1/2035, Series A	2,631,675

	Total Kentucky	3,721,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Louisiana (2.4%)
	Jefferson Parish Home Mortgage Authority Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
$60,000	7.500%, 6/1/2026, Series D-1, AMT	$63,956
	Louisiana Public Facilities Authority Hospital Revenue Bonds (Lake Charles Memorial hospital Project) (AMBAC-TCRS Insured)
3,000,000	8.625%, 12/1/2030[a,b]	3,247,530
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[a]	4,535,129
	New Orleans, Louisiana General Obligation Refunding Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[a]	5,835,115
	Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,605,000	8.000%, 12/1/2012, Series Aa	2,855,914
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
13,000,000	5.125%, 6/1/2037, Series A	12,296,310
	Tobacco Settlement Financing Corporation Tabacco Settlement Asset-Backed Bonds
4,200,000	5.500%, 5/15/2030, Series B	4,205,838

	Total Louisiana	33,039,792

Maryland (0.7%)
	Maryland Economic Development Corporation Economic Development Revenue Bonds (Lutheran World Relief/Immigration and Refugee Service Headquarters)
1,790,000	7.200%, 4/1/2025[b]	1,844,255
	Maryland Economic Development Corporation Student Housing Revenue Bonds (University Village at Sheppard Pratt) (ACA Insured)
1,550,000	6.000%, 7/1/2033[a]	1,256,058
	Maryland Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical Systems)
1,000,000	6.000%, 7/1/2022[b]	1,123,920

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Maryland (0.7%) - continued
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
$4,500,000	6.050%, 7/1/2015[a]	$5,104,620
	Prince George’s County, Maryland Housing Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA/FHLMC Collateralized)
5,000	7.400%, 8/1/2032, Series A, AMT	5,064

	Total Maryland	9,333,917

Massachusetts (3.2%)
	Massachusetts Bay Transportation Authority Sales Tax Bonds (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Series Ba	5,997,400
	Massachusetts Development Finance Agency Revenue Bonds (Devens Electric Systems)
725,000	5.625%, 12/1/2016	737,658
	Massachusetts General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013, Series Aa	5,530,704
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,000,000	5.250%, 7/1/2033, Series L	17,655,000
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare System)
1,000,000	6.000%, 7/1/2016, Series C	1,047,580
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	6,418,116
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
5,000,000	5.000%, 8/1/2024	5,846,900

	Total Massachusetts	43,233,358

Michigan (2.0%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Bonds (General Obligation Limited Tax)
2,000,000	5.700%, 4/1/2020	2,327,500
	Grand Valley State University General Revenue Bonds
1,000,000	5.750%, 12/1/2034	1,057,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Michigan (2.0%) - continued
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
$3,250,000	5.000%, 5/15/2026, Series Aa	$3,246,165
	Michigan Public Power Agency Revenue Bonds (Combustion Turbine No. 1) (AMBAC Insured)
1,380,000	5.250%, 1/1/2016, Series Aa	1,426,037
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
2,750,000	5.500%, 3/1/2022, Series A	2,737,872
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
130,000	5.375%, 8/15/2014, Series Pa,b	139,816
2,825,000	5.375%, 8/15/2014, Series Pa,b	3,132,191
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[a]	5,227,950
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-RE Q-SBLF Insured)
4,500,000	5.000%, 5/1/2019[a]	4,913,730
	Sault Ste. Marie Chippewa Indians Housing Authority Health Facility Revenue Bonds (Tribal Health and Human Services Center)
1,905,000	7.750%, 9/1/2012	1,907,572
	Summit Academy North, New Boston, Michigan Certificates of Participation
990,000	6.550%, 7/1/2014[b]	1,015,572
690,000	8.375%, 7/1/2030[b]	712,839

	Total Michigan	27,844,904

Minnesota (2.9%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	921,790
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health care Facility Revenue Bonds (HealthPartners)
800,000	6.000%, 12/1/2021	815,496

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Minnesota (2.9%) - continued
	Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue Bonds (AMBAC Insured)
$2,030,000	5.000%, 1/1/2022, Series B, AMT[a]	$2,015,526
5,000,000	5.000%, 1/1/2035, Series Aa	5,032,200
	Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue Bonds (NATL-RE FGIC Insured)
4,750,000	5.000%, 1/1/2031, Series Ca	4,817,878
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Aa	85,163
	Minnesota Higher Education Facilities Authority Revenue Bonds (Minneapolis College of Art and Design)
1,000,000	6.625%, 5/1/2020, Series 5-Db	1,014,780
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5-Y	561,588
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	1,914,340
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Series Aa	2,029,940
	Northfield, Minnesota Hospital Revenue Bonds
1,000,000	6.000%, 11/1/2021, Series Cb	1,086,960
1,300,000	6.000%, 11/1/2026, Series Cb	1,413,048
2,040,000	6.000%, 11/1/2031, Series Cb	2,217,398
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
2,000,000	5.125%, 5/1/2030, Series Ad	1,966,440
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Series Bb	2,265,860
1,000,000	5.750%, 7/1/2030, Series C	999,940
2,500,000	5.750%, 7/1/2039	2,478,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Minnesota (2.9%) - continued
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
$4,000,000	5.000%, 10/1/2024	$4,220,960
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
230,000	5.250%, 5/15/2019	230,242
1,500,000	5.250%, 5/15/2036	1,370,445
	White Earth Band of Chippewa Indians Revenue Bonds (ACA Insured)
2,205,000	7.000%, 12/1/2011, Series Aa	2,212,872

	Total Minnesota	39,671,691

Missouri (1.7%)
	Jackson County, Missouri Special Obligation Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a]	7,686,825
	Missouri Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized)
80,000	6.550%, 9/1/2028, Series C-1	80,681
175,000	7.150%, 3/1/2032, Series C-1, AMT	188,281
	Missouri Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collaterized)
95,000	7.450%, 9/1/2031, Series B-1, AMT	98,695
	Missouri State Environmental Improvement and Energy Resources Authority Pollution Control Refunding Revenue Bonds (Associated Cooperative, Inc.)
2,000,000	4.375%, 12/1/2034	2,067,120
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue Bonds
1,000,000	5.250%, 1/1/2018, Series A	1,080,530
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
3,000,000	5.250%, 5/15/2014, Series A	3,248,580

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Missouri (1.7%) - continued
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
$2,500,000	5.000%, 5/15/2020, Series A	$2,598,525
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
1,500,000	5.600%, 2/15/2025	1,504,245
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (St. Anthony’s Medical Center)
1,000,000	6.250%, 12/1/2030[b]	1,057,390
	Missouri State Health and Educational Facilities Authority Health Facillties Revenue Bonds (Lake of the Ozarks General Hospital, Inc.)
655,000	6.500%, 2/15/2021	658,963
	St. Charles County, Missouri Francis Howell School District General Obligation Refunding Bonds (Missouri Direct Deposit Program) (NATL- RE FGIC Insured)
2,000,000	5.250%, 3/1/2018, Series Aa	2,342,540

	Total Missouri	22,612,375

Montana (0.8%)
	Montana Board of Housing Single Family Mortgage Bonds
30,000	6.000%, 6/1/2016, Series A-1	30,048
95,000	6.250%, 6/1/2019, Series A-2, AMT	95,413
	Montana Board of Regents of Higher Education Facilities Improvement and Refunding Revenue Bonds (University of Montana) (NATL-RE Insured)
1,165,000	5.750%, 5/15/2016, Series Fa	1,199,262
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018	3,986,222
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	2,945,181
	Montana Health Facility Authority Revenue Bonds (Hillcrest Senior Living)
3,000,000	7.375%, 6/1/2030[b]	3,099,840

	Total Montana	11,355,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Nebraska (1.5%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
$2,000,000	5.750%, 11/1/2048	$1,963,260
	Nebraska Public Power District General Revenue Bonds (AMBAC Insured)
2,500,000	5.000%, 1/1/2013, Series Ba	2,743,800
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
2,595,000	6.150%, 2/1/2012, Series Bb	2,725,736
5,780,000	5.000%, 2/1/2046, Series A	5,855,083
	Omaha, Nebraska Special Obligation Bonds (Riverfront Redevelopment)
1,675,000	5.500%, 2/1/2015, Series A	1,790,491
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series B	5,333,250

	Total Nebraska	20,411,620

New Jersey (1.4%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[a]	2,238,340
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,043,060
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series La	1,160,350
	New Jersey Transportation Trust Fund Authority Transportation System Bonds (AGM Insured)
5,000,000	5.500%, 12/15/2016, Series Aa	5,733,550
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
745,000	6.500%, 1/1/2016, Series Ca	853,651
3,695,000	6.500%, 1/1/2016, Series Ca,b	4,383,342
260,000	6.500%, 1/1/2016, Series Ca,b	308,435
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[a]	3,760,986

	Total New Jersey	19,481,714

New Mexico (1.0%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,665,445

Principal Amount	Long-Term Fixed Income (99.4%)	Value
New Mexico (1.0%) - continued
	New Mexico Mortgage Finance Authority Single Family Mortgage Program Bonds (GNMA/FNMA Collateralized)
$390,000	6.950%, 9/1/2031, Series C-2, AMT	$410,034
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
9,000,000	5.000%, 6/1/2020	9,431,910

	Total New Mexico	13,507,389

New York (7.7%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
5,000,000	5.500%, 7/1/2017, Series A	5,724,900
	Metropolitan Transportation Authority Transit Facilities Service Contract Bonds
3,320,000	5.750%, 7/1/2013, Series Ob	3,471,292
	New York City General Obligation Bonds
12,000,000	5.250%, 8/1/2017, Series B	13,244,160
1,750,000	5.500%, 8/1/2022, Series A	1,879,080
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
11,000,000	5.750%, 6/15/2040, Series A	12,167,210
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds (AMBAC Insured)
2,000,000	5.875%, 6/15/2012, Series Aa,b	2,242,500
	New York City Transitional Finance Authority Future Tax Secured Bonds
735,000	5.375%, 11/15/2021, Series A	797,438
	New York City Transitional Finance Authority Future Tax Secured Refunding Bonds
13,000,000	5.250%, 2/1/2011, Series Be	13,551,980
8,940,000	5.500%, 11/1/2011, Series Ae	9,625,698
1,805,000	5.375%, 11/15/2021, Series Ab	2,034,506
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds
4,000,000	5.250%, 5/15/2012, Series Be	4,344,800
2,000,000	7.500%, 5/15/2013, Series A	2,361,800
5,000,000	5.875%, 5/15/2017, Series A	5,603,100
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Series Ea	2,281,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
New York (7.7%) - continued
	New York State Thruway Authority Second General Highway and Bridge Trust Fund Bonds (AGM Insured)
$2,500,000	5.000%, 4/1/2015, Series Ba	$2,859,375
	New York State Urban Development Corporation Correctional and Youth Service Contract Revenue Bonds
20,000,000	5.000%, 1/1/2017, Series A	20,751,600
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
2,000,000	5.000%, 3/15/2036, Series B-1	2,063,440

	Total New York	105,004,039

North Carolina (2.2%)
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
5,000,000	5.500%, 1/1/2014, Series D	5,607,000
4,000,000	5.375%, 1/1/2017, Series C	4,253,640
7,170,000	5.250%, 1/1/2020, Series A	7,676,990
2,375,000	5.500%, 1/1/2021, Series B	2,386,709
2,000,000	5.000%, 1/1/2026, Series B	2,059,340
1,475,000	6.000%, 1/1/2026, Series Ab	1,883,000
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
1,250,000	5.000%, 1/1/2030, Series A	1,277,913
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds (NATL-RE Insured)
4,000,000	6.000%, 1/1/2011[a]	4,183,920
	Wake County Industrial Facilities and Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Carolina Power & Light Company)
1,000,000	5.375%, 2/1/2017	1,050,690

	Total North Carolina	30,379,202

North Dakota (0.9%)
	Grand Forks, North Dakota Health Care System Revenue Bonds (Altru Health System)
3,500,000	7.125%, 8/15/2024[b]	3,657,080
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series A	3,054,436
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
3,250,000	6.250%, 7/1/2021, Series B	3,255,200

Principal Amount	Long-Term Fixed Income (99.4%)	Value
North Dakota (0.9%) - continued
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
$2,895,000	5.125%, 7/1/2025	$2,636,969

	Total North Dakota	12,603,685

Ohio (3.0%)
	Akron, Ohio Non-Tax Revenue Economic Development Bonds (NATL-RE Insured)
875,000	6.000%, 12/1/2012[a]	947,529
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Bonds
6,515,000	5.125%, 6/1/2024, Series A-2	6,018,817
	Lorain County, Ohio Hospital Facilities Revenue Refunding and Improvement Bonds (Catholic Healthcare Partners)
2,000,000	5.400%, 10/1/2021, Series A	2,036,960
	Lucas County, Ohio Health Care Facilities Revenue Refunding and Improvement Bonds
2,000,000	6.550%, 8/15/2024, Series A	2,034,180
	Montgomery County, Ohio Hospital Facilities Revenue Bonds (Kettering Medical Center Network)
2,000,000	6.750%, 4/1/2018[b]	2,041,040
2,500,000	6.750%, 4/1/2022[b]	2,551,300
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series Bd	2,400,300
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044[d]	4,804,322
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,000,000	5.500%, 2/15/2024, Series Aa	2,359,340
10,000,000	5.500%, 2/15/2026, Series Aa	11,646,000
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,582,000
	University of Cincinnati General Receipts Bonds (AMBAC Insured)
2,545,000	5.000%, 6/1/2016, Series Da	2,729,716

	Total Ohio	41,151,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Oklahoma (0.5%)
	Oklahoma Development Finance Authority Hospital Revenue Refunding Bonds (Unity Health Center)
$1,040,000	5.000%, 10/1/2011	$1,067,456
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Homeownership Loan Program)
95,000	7.550%, 9/1/2028, Series C-2, AMT	98,732
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized)
115,000	7.100%, 9/1/2028, Series D-2, AMT	118,456
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
1,500,000	6.000%, 1/1/2038, Series A	1,621,350
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds (NATL-RE Insured)
1,030,000	5.875%, 1/1/2012, Series Ba	1,094,519
	Payne County Economic Development Authority Student Housing Revenue Bonds (Collegiate Housing Foundation - Stillwater)
2,900,000	6.375%, 6/1/2030, Series Ab	3,111,468

	Total Oklahoma	7,111,981

Oregon (0.2%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	305,970
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
5,000,000	Zero Coupon, 6/15/2028, Series B	2,069,900

	Total Oregon	2,375,870

Pennsylvania (2.8%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,202,590
2,000,000	5.625%, 8/15/2039, Series A	2,019,780
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Bonds (Waterfront)
295,000	6.000%, 12/15/2010, Series B	305,679

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Pennsylvania (2.8%) - continued
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Bonds (Waterfront) - continued
$1,705,000	6.550%, 12/15/2017, Series Cb	$1,764,726
	Carbon County, Pennsylvania Industrial Development Authority Resource Recovery Revenue Refunding Bonds (Panther Creek Partners)
845,000	6.650%, 5/1/2010, AMT	844,628
	Cornwall-Lebanon School District, Lebanon County, Pennsylvania General Obligation Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[a]	1,655,960
1,520,000	Zero Coupon, 3/15/2017[a]	1,196,590
	Cumberland County Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,370,885
2,000,000	5.000%, 1/1/2036	1,615,700
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,000,000	6.125%, 1/1/2029	1,929,420
	Delaware County, Pennsylvania Industrial Development Authority Airport Facilities Revenue Bonds
2,100,000	0.200%, 2/1/2010[c]	2,100,000
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
2,000,000	5.500%, 3/15/2026[b]	2,289,700
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
3,000,000	5.750%, 7/1/2039, Series A	2,962,080
	Pennslyvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured)
8,000,000	Zero Coupon, 6/1/2016, Series Ca	5,791,040
	Pennsylvania Turnpike Commission Turnpike Revenue Bonds
5,000,000	6.250%, 6/1/2038, Series C	5,601,750
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
2,000,000	5.250%, 9/1/2026	1,712,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Pennsylvania (2.8%) - continued
	York County, Pennsylvania Solid Waste and Refuse Authority Solid Waste System Refunding Revenue Bonds (NATL-RE FGIC Insured)
$1,000,000	5.500%, 12/1/2012[a]	$1,119,180

	Total Pennsylvania	38,481,928

Puerto Rico (0.6%)
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026, AMT	7,727,569

	Total Puerto Rico	7,727,569

South Carolina (1.8%)
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Memorial Hospital)
1,000,000	5.500%, 10/1/2026	1,007,640
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,205,698
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL-RE FGIC Insured)
4,000,000	6.250%, 1/1/2021[a]	4,684,880
5,000,000	5.000%, 1/1/2022[a]	5,012,950
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
605,000	6.875%, 8/1/2027, Series Cb	719,176
4,895,000	6.875%, 8/1/2027, Series Cb	5,818,784
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
2,500,000	5.500%, 1/1/2038, Series A	2,685,550
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,b]	2,328,620

	Total South Carolina	24,463,298

South Dakota (1.2%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Asset-Backed Bonds
5,000,000	6.500%, 6/1/2032, Series B	4,890,050

Principal Amount	Long-Term Fixed Income (99.4%)	Value
South Dakota (1.2%) - continued
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
$1,170,000	5.625%, 4/1/2032	$1,141,686
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	4,908,050
1,250,000	5.500%, 11/1/2040	1,280,200
	South Dakota Health and Educational Facilities Authority Revenue Refunding Bonds (Prairie Lakes Health Care System) (ACA-CBI Insured)
1,770,000	5.650%, 4/1/2022[a]	1,769,788
	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
2,215,000	5.650%, 4/1/2022	2,214,734

	Total South Dakota	16,204,508

Tennessee (1.2%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson-Madison County General Hospital)
3,000,000	5.750%, 4/1/2041	3,028,890
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson-Madison County General Hospital)
2,000,000	5.625%, 4/1/2038	2,006,960
	Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,731,660
2,000,000	5.350%, 9/1/2012	2,117,740
	Nashville and Davidson Counties Industrial Development Board Multifamily Housing Revenue Refunding Bonds (Beechwood Terrace Apartments) (GNMA Collateralized)
4,155,000	6.625%, 3/20/2036, Series A	4,334,122

	Total Tennessee	16,219,372

Texas (10.4%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
10,000,000	4.850%, 4/1/2021, AMT	9,847,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Texas (10.4%) - continued
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
$2,000,000	5.500%, 1/1/2017[a]	$2,075,480
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
2,250,000	6.000%, 11/15/2013[a]	2,434,567
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Aa	1,680,991
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Pan American Apartments) (GNMA Collateralized)
1,715,000	7.000%, 3/20/2031, Series A-1	1,827,058
	Bluebonnet Trails Community Mental Health and Mental Retardation Center Revenue Bonds
1,000,000	6.125%, 12/1/2016	1,011,850
	Corpus Christi, Texas General Improvement Refunding Bonds (FAGM Insured)
380,000	5.000%, 3/1/2012, Series Aa	407,995
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (NATL-RE Insured)
1,000,000	5.500%, 11/1/2016, Series A, AMT[a]	1,040,930
500,000	5.500%, 11/1/2017, Series A, AMT[a]	517,830
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (XLCA Insured)
9,750,000	6.125%, 11/1/2018, Series C-2, AMT[a]	9,761,408
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a]	11,715,300
	Deer Park Independent School District, Harris County, Texas School Building Refunding Bonds (PSF-GTD Insured)
1,375,000	5.000%, 2/15/2013[a]	1,536,287

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Texas (10.4%) - continued
	Denton, Texas Utility System Revenue Bonds (AGM Insured)
$3,210,000	5.250%, 12/1/2015, Series Aa	$3,495,337
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Refunding Bonds (Exxon)
1,790,000	0.160%, 2/1/2010[c]	1,790,000
800,000	0.160%, 2/1/2010[c]	800,000
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
2,000,000	6.375%, 6/1/2029, Series Ab	2,171,220
2,000,000	7.250%, 12/1/2035, Series B	2,246,420
	Harris County, Texas General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[a]	3,903,060
	Harris County, Texas Industrial Development Corporation Pollution Control Revenue Bonds
200,000	0.160%, 2/1/2010[c]	200,000
	Harris County, Texas Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	6,725,745
	Houston, Texas Airport System Revenue Bonds (AGM Insured)
2,000,000	5.625%, 7/1/2030, Series A, AMT[a]	2,004,260
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
5,000,000	5.750%, 12/1/2032, Series Aa,b	6,208,900
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[a]	3,754,250
	Lower Colorado River Authority Unrefunded Revenue Bonds (AGM Insured)
995,000	5.875%, 5/15/2015, Series Aa	1,008,134
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[a]	5,824,450
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[b]	3,022,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Texas (10.4%) - continued
	North Texas Tollway Authority System Revenue Refunding Bonds
$5,000,000	Zero Coupon, 1/1/2028, Series D	$1,798,800
1,000,000	5.625%, 1/1/2033, Series A	1,023,320
26,125,000	Zero Coupon, 1/1/2034, Series D	6,081,378
	Nueces County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dolphins Landing Apartments)
65,000	6.250%, 7/1/2010, Series Ab	65,567
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Series A	2,533,950
2,000,000	6.500%, 8/15/2039, Series A	2,032,580
	Ridge Parc Development Corporation Multifamily Housing Revenue Bonds (GNMA Collateralized)
1,000,000	6.100%, 6/20/2033	1,062,120
2,795,000	6.150%, 11/20/2041	2,950,067
	San Antonio, Texas General Obligation Bonds
425,000	5.250%, 2/1/2014	443,003
	San Antonio, Texas Water System Revenue Refunding Bonds (AGM Insured)
1,000,000	5.500%, 5/15/2018[a]	1,084,020
1,000,000	5.500%, 5/15/2019[a]	1,078,870
1,000,000	5.500%, 5/15/2020[a]	1,074,220
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,158,167
1,000,000	5.125%, 6/1/2027	972,510
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,b]	9,029,966
	Tarrant County College District, Texas General Obligation Refunding Bonds
1,410,000	5.375%, 2/15/2013	1,592,948
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center)
1,250,000	5.250%, 9/1/2026, Series B	1,268,750
2,000,000	5.250%, 9/1/2027, Series B	2,026,960
1,000,000	5.250%, 9/1/2028, Series B	1,013,480

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Texas (10.4%) - continued
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
$2,000,000	5.000%, 2/15/2023, Series A	$2,036,740
	Texas General Obligation Bonds
4,315,000	0.050%, 7/1/2010[b]	4,303,306
	Westlake, Texas Certificates of Obligation
315,000	6.500%, 5/1/2013	358,876
350,000	6.500%, 5/1/2015	404,044
335,000	6.500%, 5/1/2017[b]	405,464
1,650,000	5.750%, 5/1/2024	1,784,326
2,000,000	5.800%, 5/1/2032[b]	2,363,160
	Wylie, Texas Independent School District General Obligation Bonds (PSF-GTD Insured)
745,000	6.875%, 8/15/2014[a,b]	817,578
430,000	6.875%, 8/15/2014[a]	468,205
3,280,000	7.000%, 8/15/2024[a]	3,467,026

	Total Texas	141,710,711

Utah (0.7%)
	Riverton, Utah Hospital Revenue Bonds
3,000,000	5.000%, 8/15/2041	2,948,520
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,185,460

	Total Utah	9,133,980

Virginia (0.8%)
	Fairfax County Water Authority Water Refunding Revenue Bonds
3,625,000	5.000%, 4/1/2021	4,213,482
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,036,000
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,500,000	5.250%, 8/15/2019	2,719,525
	Tobacco Settlement Financing Corporation Tabacco Settlement Asset-Backed Bonds
2,660,000	5.250%, 6/1/2019[b]	2,774,008

	Total Virginia	10,743,015

Washington (4.8%)
	Energy Northwest Columbia Generating Station Refunding Electric Revenue Bonds (NATL-RE Insured)
1,000,000	5.750%, 7/1/2018[a]	1,094,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Washington (4.8%) - continued
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
$6,000,000	5.250%, 12/1/2022[a]	$6,605,400
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
2,500,000	5.500%, 6/1/2034	2,665,025
	King County, Washington Sewer Revenue Refunding Bonds (AGM Insured)
10,000,000	5.500%, 1/1/2013, Series Ba	10,817,800
	Tobacco Settlement Authority Tobacco Settlement Asset-Backed Bonds
7,380,000	6.500%, 6/1/2026	7,475,719
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[a]	5,776,798
	Washington General Obligation Bonds
660,000	6.250%, 2/1/2011, Series A & AT-6	676,130
2,000,000	6.000%, 6/1/2012, Series B & AT-7	2,234,900
35,000	5.750%, 10/1/2012, Series Ab	37,721
1,875,000	5.750%, 10/1/2012, Series A	1,996,106
5,000,000	6.750%, 2/1/2015, Series A	5,685,450
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series Aa	5,466,250
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center)
1,000,000	5.000%, 12/1/2030, Series A	992,260
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
5,000,000	7.375%, 3/1/2038	5,519,700
	Washington Health Care Facilities Authority Revenue Bonds (Swedish Health Services) (AMBAC Insured)
2,000,000	5.125%, 11/15/2018[a]	2,012,760
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
3,325,000	5.000%, 4/1/2029, Series B	3,324,767
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,308,395
1,000,000	5.625%, 10/1/2040	974,970

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Washington (4.8%) - continued
	Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Revenue Bonds (Crista Ministries)
$1,000,000	5.350%, 7/1/2014, Series A	$1,002,490

	Total Washington	65,667,161

Wisconsin (1.8%)
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,500,000	5.875%, 2/15/2039	3,478,195
	Wisconsin Health and Educational Facilities Authority Revenue and Refunding Bonds (Wheaton Franciscan Services, Inc.)
6,000,000	5.750%, 8/15/2025[b]	6,668,520
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.)
1,500,000	5.500%, 2/15/2015, Series B	1,513,395
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,060,700
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Eagle River Memorial Hospital, Inc.) (Radian Insured)
1,000,000	5.750%, 8/15/2020[a]	1,014,620
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Marshfield Clinic)
2,000,000	6.000%, 2/15/2025, Series B	2,010,180
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
5,000,000	5.500%, 12/15/2038, Series A	5,106,550
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.) (Radian Insured)
2,000,000	5.500%, 8/15/2029[a]	1,910,140
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,000,000	5.000%, 10/1/2033, Series B-1	978,210

	Total Wisconsin	24,740,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.4%)	Value
Wyoming (1.6%)
	Kemmerer, Wyoming Pollution Control Revenue Bonds (Exxon)
$930,000	0.160%, 2/1/2010[c]	$930,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
1,015,000	0.160%, 2/1/2010, Series Ac	1,015,000
345,000	0.160%, 2/1/2010, Series Dc	345,000
9,060,000	0.160%, 2/1/2010, Series Cc	9,060,000
100,000	0.160%, 2/1/2010, Series Bc	100,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,368,525
	Wyoming State Farm Loan Board Capital Facilities Refunding Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,623,549

	Total Wyoming	21,442,074

	Total Long-Term Fixed Income (cost $1,288,967,660)	1,354,724,407

	Total Investments (cost $1,288,967,660) 99.4%	$1,354,724,407

	Other Assets and Liabilities, Net 0.6%	8,742,056

	Total Net Assets 100.0%	$1,363,466,463

a	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or Government agency identified.
b	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S.

Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

Definitions:
ACA	- American Capital Access Holding, Ltd.
AGM	- Assured Guaranty Municipal Corporation
AMBAC	- American Municipal Bond Insurance Corporation
AMT	- Subject to Alternative Minimum Tax
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
IBC	- Insured Bond Certificate
NATL-RE	- National Public Finance Guarantee Corporation
PSF-GTD	- Public School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
Radian	- Radian Guaranty, Inc.
TCRS	- Temporary Custodial Receipts
VA	- Department of Veterans’ Affairs
XLCA	- XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$76,717,202
Gross unrealized depreciation	(10,960,455)

Net unrealized appreciation (depreciation)	$65,756,747

Cost for federal income tax purposes	$1,288,967,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Municipal Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Municipal Bond Fund's assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	111,437,915	–	111,437,915	–
Electric Revenue	78,276,210	–	78,276,210	–
Escrowed/Pre-refunded	182,372,984	–	182,372,984	–
General Obligation	258,216,027	–	258,216,027	–
Health Care	180,277,159	–	180,277,159	–
Housing Finance	20,045,027	–	20,045,027	–
Industrial Development Revenue	73,319,855	–	73,319,855	–
Other Revenue	124,456,524	–	124,456,524	–
Tax Revenue	115,117,845	–	115,117,845	–
Transportation	132,920,402	–	132,920,402	–
Water & Sewer	78,284,459	–	78,284,459	–
Total	$1,354,724,407	$–	$1,354,724,407	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Bank Loans (0.2%)[a]	Value
Consumer Cyclical (0.1%)
	Ford Motor Company, Term Loan
$740,000	3.000%, 12/15/2013[b,c]	$692,722

	Total Consumer Cyclical	692,722

Consumer Non-Cyclical (0.1%)
	HCA, Inc., Term Loan
740,000	2.500%, 11/17/2013[b,c]	703,836

	Total Consumer Non-Cyclical	703,836

	Total Bank Loans (cost $1,383,176)	1,396,558

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (2.4%)
	Capitalsource Commercial Loan Trust
1,387,480	0.361%, 2/22/2010[d,e]	1,283,668
	Countrywide Asset-Backed Certificates
1,874,027	5.549%, 4/25/2036[f]	1,534,928
	First Franklin Mortgage Loan Asset-Backed Certificates
450,195	0.321%, 2/25/2010[e]	443,071
	First Horizon ABS Trust
1,631,805	0.391%, 2/25/2010[e,f]	709,272
	GE Capital Credit Card Master Note Trust
1,900,000	2.540%, 9/15/2014	1,926,619
	GMAC Mortgage Corporation Loan Trust
4,454,800	0.411%, 2/25/2010[e,f]	2,180,829
4,121,647	0.411%, 2/25/2010[e,f]	1,064,263
	IndyMac Seconds Asset-Backed Trust
1,828,906	0.401%, 2/25/2010[e,f]	457,027
	Merna Reinsurance, Ltd.
7,250,000	2.001%, 3/31/2010[e,g]	7,155,750
	Renaissance Home Equity Loan Trust
2,039,649	5.746%, 5/25/2036	1,544,004
1,400,000	6.011%, 5/25/2036	833,136

	Total Asset-Backed Securities	19,132,567

Basic Materials (5.1%)
	Airgas, Inc.
750,000	7.125%, 10/1/2018[g]	787,500
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,815,394
2,700,000	6.125%, 6/1/2018	2,809,644
	Arch Western Finance, LLC
1,100,000	6.750%, 7/1/2013	1,089,000
	Ashland, Inc.
740,000	9.125%, 6/1/2017[g]	806,600
	Barrick Gold Corporation
1,515,000	6.950%, 4/1/2019	1,739,608
	Cascades, Inc.
500,000	7.750%, 12/15/2017[g]	510,000
150,000	7.875%, 1/15/2020[g]	152,625
	Domtar Corporation
750,000	7.125%, 8/15/2015	750,000
	Dow Chemical Company
1,050,000	5.900%, 2/15/2015	1,138,509

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Basic Materials (5.1%) - continued
$1,850,000	8.550%, 5/15/2019	$2,212,452
	E.I. du Pont de Nemours & Company
1,875,000	3.250%, 1/15/2015	1,886,782
	FMG Finance, Pty., Ltd.
1,500,000	10.625%, 9/1/2016[g]	1,698,750
	Freeport-McMoRan Copper & Gold, Inc.
1,940,000	8.375%, 4/1/2017	2,109,750
	Georgia-Pacific, LLC
750,000	7.125%, 1/15/2017[g]	768,750
	International Paper Company
1,500,000	7.500%, 8/15/2021	1,702,748
750,000	7.300%, 11/15/2039	808,703
	Mosaic Global Holdings, Inc., Convertible
1,500,000	7.375%, 12/1/2014[g]	1,609,378
	Nalco Company
1,130,000	8.875%, 11/15/2013	1,161,075
	Newmont Mining Corporation
1,900,000	5.125%, 10/1/2019	1,924,157
	Noble Group, Ltd.
1,850,000	6.750%, 1/29/2020[g]	1,937,875
	NOVA Chemicals Corporation
750,000	8.625%, 11/1/2019[g]	757,500
	Peabody Energy Corporation
750,000	7.375%, 11/1/2016	796,875
	Rio Tinto Finance USA, Ltd.
800,000	9.000%, 5/1/2019	1,021,526
	Rio Tinto Finance, Ltd.
800,000	5.875%, 7/15/2013	872,394
1,965,000	6.500%, 7/15/2018	2,181,922
	Teck Resources, Ltd.
750,000	9.750%, 5/15/2014	856,875
1,440,000	10.250%, 5/15/2016	1,645,200
	Vale Overseas, Ltd.
1,875,000	6.875%, 11/10/2039	1,914,623

	Total Basic Materials	39,466,215

Capital Goods (2.6%)
	Allied Waste North America, Inc.
1,500,000	6.125%, 2/15/2014	1,541,202
	Case New Holland, Inc.
800,000	7.125%, 3/1/2014	800,000
	CRH America, Inc.
1,600,000	6.000%, 9/30/2016	1,702,456
1,100,000	8.125%, 7/15/2018	1,300,365
	Honeywell International, Inc.
2,100,000	5.300%, 3/1/2018	2,255,297
	Hutchinson Whampoa Finance, Ltd.
2,250,000	4.625%, 9/11/2015[g]	2,290,705
	John Deere Capital Corporation
1,700,000	5.350%, 4/3/2018	1,822,881
	L-3 Communications Corporation
750,000	5.875%, 1/15/2015	759,375
	Owens-Brockway Glass Container, Inc.
1,130,000	8.250%, 5/15/2013	1,152,600
	Republic Services, Inc.
370,000	5.500%, 9/15/2019[g]	383,709
1,300,000	5.250%, 11/15/2021[g]	1,313,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Capital Goods (2.6%) - continued
	Textron, Inc.
$1,500,000	6.200%, 3/15/2015	$1,594,296
	Waste Management, Inc.
2,700,000	7.375%, 3/11/2019	3,159,961

	Total Capital Goods	20,076,523

Collateralized Mortgage Obligations (2.1%)
	Banc of America Mortgage Securities, Inc.
4,662,631	4.787%, 9/25/2035	3,905,005
	Bear Stearns Mortgage Funding Trust
1,095,784	0.371%, 2/25/2010[e]	216,827
	Countrywide Alternative Loan Trust
3,305,234	6.000%, 1/25/2037	2,274,744
	HomeBanc Mortgage Trust
2,010,888	5.988%, 4/25/2037	1,307,785
	Merrill Lynch Mortgage Investors, Inc.
3,113,121	4.875%, 6/25/2035	2,776,272
	Wachovia Mortgage Loan Trust, LLC
2,766,834	5.557%, 5/20/2036	1,989,415
	Washington Mutual Mortgage Pass-Through Certificates
4,050,731	1.230%, 2/1/2010[e]	1,869,218
1,670,995	0.521%, 2/25/2010[e]	1,196,396

	Total Collateralized Mortgage Obligations	15,535,662

Commercial Mortgage-Backed Securities (6.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.383%, 2/15/2010[d,e]	2,552,958
2,500,000	5.331%, 2/11/2044	2,231,517
	Citigroup Commercial Mortgage Trust
7,500,000	0.373%, 2/15/2010[e,g]	4,986,532
	Commercial Mortgage Pass-Through Certificates
162,822	0.333%, 2/15/2010[e,g]	161,538
4,000,000	0.363%, 2/15/2010[d,e]	3,244,276
3,500,000	0.413%, 2/15/2010[d,e]	2,837,121
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.403%, 2/15/2010[e,g]	3,294,664
2,500,000	5.467%, 9/15/2039	2,229,572
	Greenwich Capital Commercial Funding Corporation
6,200,000	5.867%, 12/10/2049	5,139,137
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,250,000	5.336%, 5/15/2047	5,651,631
	Merrill Lynch Mortgage Trust
5,500,000	5.265%, 1/12/2044	5,025,169
	Wachovia Bank Commercial Mortgage Trust
10,000,000	0.353%, 2/15/2010[d,e]	7,400,880
2,000,000	5.765%, 7/15/2045	1,934,454

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Commercial Mortgage-Backed Securities (6.5%) - continued
$3,000,000	5.308%, 11/15/2048	$2,926,629
	WaMu Commercial Mortgage Securities Trust
475,706	3.830%, 1/25/2035[g]	476,091

	Total Commercial Mortgage-Backed Securities	50,092,169

Communications Services (10.4%)
	Alltel Corporation
2,350,000	7.000%, 3/15/2016	2,707,299
	American Tower Corporation
500,000	4.625%, 4/1/2015[g]	514,058
	AT&T, Inc.
1,900,000	6.700%, 11/15/2013	2,170,094
	CBS Corporation
760,000	8.875%, 5/15/2019	928,281
700,000	7.875%, 9/1/2023	768,583
	CC Holdings GS V, LLC
950,000	7.750%, 5/1/2017[g]	1,023,625
	Cellco Partnership/Verizon Wireless Capital, LLC
1,900,000	5.550%, 2/1/2014	2,095,558
	Charter Communications Operating, LLC
1,120,000	8.000%, 4/30/2012[g]	1,170,400
	Cincinnati Bell, Inc.
1,130,000	8.250%, 10/15/2017	1,132,825
	Citizens Communications Company
889,000	6.250%, 1/15/2013	897,890
	Clear Channel Worldwide Holdings, Inc.
720,000	9.250%, 12/15/2017[g]	741,600
	Comcast Corporation
1,900,000	6.500%, 1/15/2017	2,124,704
1,100,000	6.300%, 11/15/2017	1,215,865
1,100,000	5.700%, 5/15/2018	1,161,610
1,300,000	6.400%, 5/15/2038	1,338,202
	Cox Communications, Inc.
2,100,000	4.625%, 6/1/2013	2,227,163
770,000	5.450%, 12/15/2014	843,474
2,100,000	9.375%, 1/15/2019[g]	2,728,005
1,500,000	8.375%, 3/1/2039[g]	1,898,148
	Cricket Communications, Inc.
760,000	7.750%, 5/15/2016	764,750
	CSC Holdings, Inc.
750,000	7.625%, 7/15/2018	776,250
	Deutsche Telekom International Finance BV
3,500,000	6.750%, 8/20/2018	3,958,336
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
1,510,000	7.625%, 5/15/2016	1,653,450
2,700,000	5.875%, 10/1/2019[g]	2,824,502
	Inmarsat Finance plc
680,000	7.375%, 12/1/2017[g]	697,850
	Intelsat Jackson Holdings, Ltd.
190,000	8.500%, 11/1/2019[g]	194,275
	Intelsat Subsidiary Holding Company, Ltd.
1,300,000	8.875%, 1/15/2015	1,332,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Communications Services (10.4%) - continued
	Level 3 Financing, Inc.
$300,000	10.000%, 2/1/2018[g]	$280,500
	MetroPCS Wireless, Inc.
750,000	9.250%, 11/1/2014[h]	754,687
	New Cingular Wireless Services, Inc.
765,000	8.750%, 3/1/2031	991,831
	News America, Inc.
1,100,000	6.900%, 3/1/2019	1,261,548
1,100,000	5.650%, 8/15/2020[g,h]	1,169,095
1,350,000	6.400%, 12/15/2035	1,409,222
	Nextel Communications, Inc.
1,130,000	7.375%, 8/1/2015	1,019,825
	Paetec Holding Corporation
800,000	8.875%, 6/30/2017[g]	809,000
	Qwest Communications International, Inc.
1,500,000	7.500%, 2/15/2014	1,509,375
	Qwest Corporation
400,000	8.375%, 5/1/2016	438,000
	Rogers Communications, Inc.
1,800,000	7.500%, 3/15/2015	2,125,467
1,550,000	6.800%, 8/15/2018	1,762,727
1,420,000	8.750%, 5/1/2032	1,781,404
	Telecom Italia Capital SA
1,750,000	5.250%, 10/1/2015	1,849,934
1,500,000	7.175%, 6/18/2019	1,684,452
	Telefonica SA
1,500,000	4.949%, 1/15/2015	1,604,447
1,500,000	5.877%, 7/15/2019	1,611,040
	Thomson Reuters Corporation
2,500,000	6.500%, 7/15/2018	2,846,470
	Time Warner Cable, Inc.
2,000,000	5.850%, 5/1/2017	2,138,536
1,500,000	8.250%, 4/1/2019	1,806,915
1,875,000	5.000%, 2/1/2020	1,830,504
1,400,000	6.750%, 6/15/2039	1,484,070
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,410,981
	UPC Holding BV
680,000	9.875%, 4/15/2018[g]	719,100
	Verizon Communications, Inc.
1,500,000	8.750%, 11/1/2018	1,893,228
1,850,000	8.950%, 3/1/2039	2,522,492
	Virgin Media Finance plc
730,000	9.500%, 8/15/2016	773,800
380,000	8.375%, 10/15/2019	389,500
	Wind Acquisition Finance SA
730,000	11.750%, 7/15/2017[g]	793,875

	Total Communications Services	80,561,322

Consumer Cyclical (5.2%)
	AOL Time Warner, Inc.
1,900,000	7.700%, 5/1/2032	2,252,049
	Corrections Corporation of America
1,130,000	6.250%, 3/15/2013	1,132,825
	CVS Caremark Corporation
1,900,000	6.600%, 3/15/2019	2,109,986
1,500,000	6.302%, 6/1/2037	1,395,000

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Consumer Cyclical (5.2%) - continued
	D.R. Horton, Inc.
$1,600,000	5.375%, 6/15/2012	$1,616,000
	FireKeepers Development Authority
760,000	13.875%, 5/1/2015[g]	870,200
	Ford Motor Company, Convertible
560,000	4.250%, 11/15/2016	749,700
	Ford Motor Credit Company, LLC
700,000	5.504%, 3/15/2010[e]	700,000
1,130,000	7.250%, 10/25/2011	1,143,810
900,000	8.000%, 6/1/2014	913,914
750,000	8.700%, 10/1/2014	775,831
	Host Hotels and Resorts, LP, Convertible
370,000	2.500%, 10/15/2029[g]	369,075
	Hyatt Hotels Corporation
1,900,000	5.750%, 8/15/2015[g]	1,962,898
	J.C. Penney Corporation, Inc.
700,000	7.950%, 4/1/2017	759,500
	Macy’s Retail Holdings, Inc.
370,000	5.350%, 3/15/2012	377,400
1,320,000	8.875%, 7/15/2015	1,438,800
	MGM MIRAGE
950,000	10.375%, 5/15/2014[g]	1,042,625
	Mohegan Tribal Gaming Authority
1,130,000	11.500%, 11/1/2017[g]	1,186,500
	Nissan Motor Acceptance Corporation
2,650,000	5.625%, 3/14/2011[g]	2,749,558
	Rite Aid Corporation
750,000	9.500%, 6/15/2017	605,625
	SLM Student Loan Trust
359,039	0.264%, 3/15/2010[e]	357,519
	Speedway Motorsports, Inc.
750,000	8.750%, 6/1/2016	796,875
	Time Warner, Inc.
1,900,000	5.875%, 11/15/2016	2,079,105
	Toll Bros Finance Corporation
1,900,000	6.750%, 11/1/2019[h]	1,919,768
	Toys R Us Property Company I, LLC
750,000	10.750%, 7/15/2017[g]	830,625
	Universal City Development Partners, Ltd.
1,130,000	8.875%, 11/15/2015[g]	1,138,475
	Viacom, Inc.
2,700,000	6.250%, 4/30/2016	3,018,519
	Volvo Treasury AB
1,900,000	5.950%, 4/1/2015[g]	2,012,223
	Wal-Mart Stores, Inc.
1,930,000	5.875%, 4/5/2027	2,018,355
	WMG Acquisition Corporation
750,000	9.500%, 6/15/2016[g]	804,375
	Wyndham Worldwide Corporation
600,000	6.000%, 12/1/2016	580,950

	Total Consumer Cyclical	39,708,085

Consumer Non-Cyclical (5.4%)
	Altria Group, Inc.
800,000	8.500%, 11/10/2013	944,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Consumer Non-Cyclical (5.4%) - continued
$1,750,000	9.700%, 11/10/2018	$2,191,712
1,500,000	9.950%, 11/10/2038	1,984,023
	AmerisourceBergen Corporation
2,000,000	5.875%, 9/15/2015	2,217,724
	Anheuser-Busch InBev Worldwide, Inc.
1,875,000	5.375%, 11/15/2014[g]	2,027,644
1,100,000	6.875%, 11/15/2019[g]	1,247,910
2,250,000	5.375%, 1/15/2020[g]	2,307,685
	Boston Scientific Corporation
1,100,000	4.500%, 1/15/2015	1,108,147
1,125,000	6.000%, 1/15/2020	1,136,556
	Cargill, Inc.
2,400,000	5.600%, 9/15/2012[g]	2,599,351
	Community Health Systems, Inc.
700,000	8.875%, 7/15/2015	723,625
	Constellation Brands, Inc.
800,000	7.250%, 5/15/2017	803,000
	DaVita, Inc.
370,000	6.625%, 3/15/2013	370,925
750,000	7.250%, 3/15/2015[h]	750,937
	Del Monte Corporation
750,000	7.500%, 10/15/2019[g]	770,625
	Fortune Brands, Inc.
1,500,000	6.375%, 6/15/2014	1,631,329
700,000	5.375%, 1/15/2016	725,388
	General Mills, Inc.
2,400,000	5.200%, 3/17/2015	2,612,657
	HCA, Inc.
760,000	6.750%, 7/15/2013	739,100
750,000	9.625%, 11/15/2016	795,000
1,510,000	8.500%, 4/15/2019[g]	1,596,825
	Kroger Company
1,500,000	6.400%, 8/15/2017	1,676,160
875,000	6.150%, 1/15/2020	955,970
	McKesson Corporation
900,000	7.500%, 2/15/2019	1,081,529
	Novartis Securities Investment, Ltd.
1,650,000	5.125%, 2/10/2019	1,733,361
	Roche Holdings, Inc.
3,000,000	6.000%, 3/1/2019[g]	3,313,377
	Smithfield Foods, Inc.
750,000	10.000%, 7/15/2014[g]	816,563
	SUPERVALU, Inc.
730,000	7.500%, 11/15/2014	731,825
	Tenet Healthcare Corporation
1,130,000	10.000%, 5/1/2018[g]	1,254,300
	U.S. Oncology, Inc.
770,000	9.125%, 8/15/2017	808,500

	Total Consumer Non-Cyclical	41,656,258

Energy (8.4%)
	Anadarko Petroleum Corporation
650,000	5.750%, 6/15/2014	708,441
1,100,000	5.950%, 9/15/2016	1,189,581
	Cenovus Energy, Inc.
1,050,000	4.500%, 9/15/2014[g]	1,105,445
1,500,000	6.750%, 11/15/2039[g]	1,666,773
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	3,872,424

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Energy (8.4%) - continued
	Chesapeake Energy Corporation
$1,100,000	6.500%, 8/15/2017	$1,053,250
	Enbridge Energy Partners, LP
1,100,000	8.050%, 10/1/2037	1,094,922
	Energy Transfer Partners, LP
3,350,000	6.700%, 7/1/2018	3,657,647
	Enterprise Products Operating, LLC
2,475,000	5.600%, 10/15/2014	2,702,797
2,250,000	6.300%, 9/15/2017	2,479,052
	EQT Corporation
800,000	8.125%, 6/1/2019	963,956
	Ferrellgas Partners, LP
1,130,000	6.750%, 5/1/2014	1,113,050
	Kinder Morgan Energy Partners, LP
1,900,000	5.800%, 3/1/2021	2,004,844
	Magellan Midstream Partners, LP
1,800,000	6.450%, 6/1/2014	1,995,404
	Motiva Enterprises, LLC
850,000	5.750%, 1/15/2020[g]	892,738
	Nexen, Inc.
1,925,000	6.400%, 5/15/2037	1,937,667
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,305,768
	ONEOK Partners, LP
1,000,000	8.625%, 3/1/2019	1,248,654
1,750,000	6.850%, 10/15/2037	1,873,225
	PetroHawk Energy Corporation
1,300,000	10.500%, 8/1/2014	1,436,500
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,473,588
740,000	7.500%, 1/15/2020	751,392
	Plains All American Pipeline, LP
1,850,000	6.500%, 5/1/2018	2,040,694
	Plains Exploration & Production Company
1,130,000	8.625%, 10/15/2019	1,192,150
	Premcor Refining Group, Inc.
1,500,000	6.125%, 5/1/2011	1,562,111
1,850,000	6.750%, 5/1/2014	1,902,018
	Pride International, Inc.
1,120,000	7.375%, 7/15/2014	1,156,400
	Tesoro Corporation
750,000	9.750%, 6/1/2019	809,062
	Transcontinental Gas Pipe Line Corporation
2,000,000	8.875%, 7/15/2012	2,297,572
600,000	6.400%, 4/15/2016	669,133
	Transocean, Inc.
2,300,000	6.000%, 3/15/2018	2,490,180
	Weatherford International, Ltd.
1,300,000	5.500%, 2/15/2016	1,353,945
1,900,000	6.000%, 3/15/2018	1,984,136
	Western Oil Sands, Inc.
1,900,000	8.375%, 5/1/2012	2,152,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Energy (8.4%) - continued
	Williams Companies, Inc.
$1,900,000	8.750%, 1/15/2020	$2,441,500
	Woodside Finance, Ltd.
1,875,000	4.500%, 11/10/2014[g]	1,933,481
	XTO Energy, Inc.
1,900,000	5.300%, 6/30/2015	2,122,431
1,500,000	6.750%, 8/1/2037	1,749,960

	Total Energy	65,384,754

Financials (26.9%)
	Abbey National Capital Trust I
1,910,000	8.963%, 6/30/2030	2,023,933
	Abbey National Treasury Services plc
1,500,000	3.875%, 11/10/2014[g]	1,520,627
	AMB Property, LP
1,875,000	6.625%, 12/1/2019	1,938,705
	American Express Centurion Bank
1,450,000	5.550%, 10/17/2012	1,561,754
	American Express Credit Corporation
850,000	7.300%, 8/20/2013	965,725
1,500,000	5.125%, 8/25/2014	1,596,992
	American International Group, Inc.
1,550,000	8.250%, 8/15/2018	1,422,151
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,315,328
	AXA SA
2,600,000	6.463%, 12/14/2018[g]	2,044,250
	BAC Capital Trust XI
700,000	6.625%, 5/23/2036	636,756
	Bank of America Corporation
500,000	6.000%, 9/1/2017	518,693
1,100,000	8.000%, 1/30/2018	1,044,395
1,900,000	5.650%, 5/1/2018	1,917,856
1,600,000	8.125%, 5/15/2018	1,519,120
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
2,000,000	3.850%, 1/22/2015[g]	2,029,102
	Barclays Bank plc
925,000	5.200%, 7/10/2014	989,250
2,300,000	7.434%, 12/15/2017[g]	2,167,750
1,100,000	6.750%, 5/22/2019	1,228,219
	Bear Stearns Companies, Inc.
1,100,000	6.400%, 10/2/2017	1,212,632
	BlackRock, Inc.
1,500,000	5.000%, 12/10/2019	1,501,184
	BNP Paribas SA
2,100,000	5.186%, 6/29/2015[g]	1,868,330
	Boston Properties, Inc.
2,250,000	5.875%, 10/15/2019	2,342,795
	Canadian Imperial Bank of Commerce
1,850,000	2.000%, 2/4/2013[c,g]	1,855,428
	Cantor Fitzgerald, LP
1,050,000	7.875%, 10/15/2019[g]	1,051,552
	Capital One Capital V
1,075,000	10.250%, 8/15/2039	1,230,670
	Capital One Financial Corporation
750,000	7.375%, 5/23/2014[h]	858,497

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (26.9%) - continued
$930,000	6.150%, 9/1/2016	$953,852
800,000	6.750%, 9/15/2017	882,921
	CDP Financial, Inc.
2,950,000	3.000%, 11/25/2014[g]	2,922,763
	CIGNA Corporation
2,250,000	6.350%, 3/15/2018	2,380,117
	CIT Group, Inc.
114,946	7.000%, 5/1/2013	104,888
172,420	7.000%, 5/1/2014	154,316
172,420	7.000%, 5/1/2015	150,005
287,366	7.000%, 5/1/2016	247,135
402,313	7.000%, 5/1/2017	342,972
	Citigroup, Inc.
1,500,000	6.500%, 8/19/2013	1,620,254
1,500,000	5.000%, 9/15/2014	1,468,098
1,875,000	6.010%, 1/15/2015	1,951,414
1,300,000	8.500%, 5/22/2019	1,515,714
	CME Group, Inc.
3,700,000	5.400%, 8/1/2013	4,070,588
	CNA Financial Corporation
725,000	7.350%, 11/15/2019[h]	759,607
	Corestates Capital Trust I
1,000,000	8.000%, 12/15/2026[g]	1,036,755
	Coventry Health Care, Inc.
1,200,000	5.875%, 1/15/2012	1,224,498
	Credit Agricole SA
2,400,000	6.637%, 5/31/2017[g]	2,067,000
	Credit Suisse AG
1,875,000	5.400%, 1/14/2020	1,872,506
	Credit Suisse/New York, NY
1,300,000	6.000%, 2/15/2018	1,372,510
	Developers Diversified Realty Corporation
750,000	5.375%, 10/15/2012	730,177
	Digital Realty Trust, LP
350,000	5.875%, 2/1/2020[g]	344,152
	Discover Bank
1,125,000	8.700%, 11/18/2019	1,228,661
	Endurance Specialty Holdings, Ltd.
2,800,000	6.150%, 10/15/2015	2,973,295
	ERP Operating, LP
1,500,000	5.125%, 3/15/2016	1,546,962
1,100,000	5.750%, 6/15/2017	1,138,996
	Fifth Third Bancorp
1,700,000	5.450%, 1/15/2017	1,640,111
	FMR, LLC
1,950,000	5.350%, 11/15/2021[g,h]	1,926,058
	GATX Corporation
1,125,000	4.750%, 10/1/2012	1,168,892
	General Electric Capital Corporation
1,630,000	5.625%, 9/15/2017	1,691,162
1,100,000	6.000%, 8/7/2019	1,138,591
925,000	6.875%, 1/10/2039	961,269
2,500,000	6.375%, 11/15/2067	2,196,875
	General Motors Acceptance Corporation, LLC
800,000	7.250%, 3/2/2011	806,000
1,500,000	6.875%, 9/15/2011	1,500,000
	Goldman Sachs Group, Inc.
1,900,000	5.125%, 1/15/2015	2,000,558
1,500,000	5.350%, 1/15/2016	1,576,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (26.9%) - continued
$900,000	5.950%, 1/18/2018	$947,969
700,000	6.750%, 10/1/2037	692,136
	HSBC Capital Funding, LP/Jersey Channel Islands
1,900,000	9.547%, 6/30/2010[g]	1,919,000
	HSBC Holdings plc
1,300,000	6.800%, 6/1/2038	1,414,395
	International Lease Finance Corporation
795,000	5.750%, 6/15/2011	745,247
1,100,000	5.300%, 5/1/2012	961,578
	J.P. Morgan Chase & Company
3,400,000	7.900%, 4/30/2018	3,482,654
1,900,000	6.300%, 4/23/2019	2,100,904
	J.P. Morgan Chase Capital XXV
900,000	6.800%, 10/1/2037	907,641
	Keybank National Association
1,750,000	5.500%, 9/17/2012	1,823,848
	LBG Capital No. 1 PLC
1,900,000	7.875%, 11/1/2020	1,672,000
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	1,785,939
	Lincoln National Corporation
750,000	6.250%, 2/15/2020	774,521
	Lloyds TSB Bank plc
1,500,000	4.375%, 1/12/2015[g]	1,491,213
1,600,000	5.800%, 1/13/2020[g]	1,582,230
	Lukoil International Finance BV
1,900,000	6.375%, 11/5/2014[g]	1,980,750
	Macquarie Group, Ltd.
1,500,000	7.300%, 8/1/2014[g]	1,662,243
750,000	7.625%, 8/13/2019[g]	857,431
	Merrill Lynch & Company, Inc.
2,750,000	5.450%, 2/5/2013	2,926,192
1,900,000	6.875%, 4/25/2018	2,051,255
2,000,000	7.750%, 5/14/2038	2,200,332
	MetLife Capital Trust X
1,000,000	9.250%, 4/8/2038[g]	1,120,000
	MetLife, Inc.
1,800,000	6.817%, 8/15/2018	2,050,259
	Morgan Stanley
2,600,000	4.750%, 4/1/2014	2,661,370
1,875,000	4.200%, 11/20/2014	1,900,029
1,100,000	5.450%, 1/9/2017	1,138,394
1,550,000	6.625%, 4/1/2018	1,694,851
1,900,000	5.625%, 9/23/2019	1,917,676
1,500,000	5.500%, 1/26/2020	1,488,726
	MUFG Capital Finance 1, Ltd.
3,020,000	6.346%, 7/25/2016	2,923,127
	National City Bank
1,900,000	5.800%, 6/7/2017	1,985,776
	Nationwide Health Properties, Inc.
2,850,000	6.250%, 2/1/2013	3,016,591
	New York Life Insurance Company
1,500,000	6.750%, 11/15/2039[g]	1,615,476
	Nordea Bank AB
1,500,000	3.700%, 11/13/2014[g]	1,525,733
	Preferred Term Securities XXIII, Ltd.
3,183,580	0.454%, 3/22/2010[d,e]	1,432,611

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (26.9%) - continued
	ProLogis
$830,000	5.500%, 4/1/2012	$867,741
1,400,000	5.625%, 11/15/2015	1,401,641
1,125,000	7.375%, 10/30/2019	1,165,707
	Prudential Financial, Inc.
950,000	3.625%, 9/17/2012	974,456
750,000	6.200%, 1/15/2015	832,378
1,600,000	6.000%, 12/1/2017	1,698,430
725,000	5.700%, 12/14/2036	692,379
	QBE Insurance Group, Ltd.
1,120,000	9.750%, 3/14/2014[g]	1,279,382
	Rabobank Nederland
750,000	11.000%, 6/30/2019[g]	958,061
	Regency Centers, LP
1,500,000	5.875%, 6/15/2017	1,484,404
	Reinsurance Group of America, Inc.
3,100,000	5.625%, 3/15/2017	3,051,370
	Resona Bank, Ltd.
2,600,000	5.850%, 4/15/2016[g]	2,398,721
	Royal Bank of Scotland Group plc
1,100,000	7.640%, 9/29/2017	638,000
	Royal Bank of Scotland plc
1,850,000	4.875%, 8/25/2014[g]	1,898,361
	Simon Property Group, LP
925,000	6.750%, 5/15/2014	1,028,383
1,485,000	5.750%, 12/1/2015	1,578,654
750,000	10.350%, 4/1/2019	976,636
1,000,000	5.650%, 2/1/2020	1,000,726
	SLM Corporation
1,200,000	4.500%, 7/26/2010	1,206,224
1,275,000	5.400%, 10/25/2011	1,261,263
700,000	5.000%, 10/1/2013	640,446
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/25/2016[g]	2,234,734
	TD Ameritrade Holding Corporation
2,225,000	5.600%, 12/1/2019	2,248,972
	TNK-BP Finance SA
1,900,000	7.500%, 7/18/2016[g]	1,987,875
	Travelers Companies, Inc.
550,000	6.250%, 6/15/2037	594,731
	Travelers Property Casualty Corporation
900,000	5.000%, 3/15/2013	952,071
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,595,867
	Unum Group
1,500,000	7.125%, 9/30/2016	1,607,986
	USB Capital XIII Trust
1,850,000	6.625%, 12/15/2039	1,831,981
	Wachovia Bank NA
1,220,000	4.875%, 2/1/2015	1,264,866
	Wachovia Capital Trust III
2,225,000	5.800%, 3/15/2011	1,720,148
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,588,697
	WEA Finance, LLC
1,000,000	7.125%, 4/15/2018[g]	1,112,333
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
1,150,000	7.500%, 6/2/2014[g]	1,312,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (26.9%) - continued
	Wells Fargo & Company
$1,100,000	7.980%, 3/15/2018	$1,111,000
	Westpac Banking Corporation
1,900,000	4.200%, 2/27/2015	1,965,864
1,075,000	4.875%, 11/19/2019	1,069,630
	Willis North America, Inc.
2,940,000	6.200%, 3/28/2017	2,978,464
1,100,000	7.000%, 9/29/2019	1,154,199
	XL Capital, Ltd.
1,900,000	6.250%, 5/15/2027	1,801,846

	Total Financials	208,645,007

Foreign (2.1%)
	Abu Dhabi National Energy Company
900,000	6.250%, 9/16/2019[g]	877,808
	Brazil Government International Bond
1,850,000	5.625%, 1/7/2041	1,688,125
	Corporacion Andina de Fomento
1,250,000	8.125%, 6/4/2019	1,485,039
	Export-Import Bank of Korea
925,000	5.875%, 1/14/2015	993,197
	Korea Expressway Corporation
750,000	4.500%, 3/23/2015[g]	756,539
	Petrobras International Finance Company
1,200,000	5.750%, 1/20/2020	1,186,639
	Petroleos Mexicanos
1,900,000	4.875%, 3/15/2015[g]	1,914,250
	Petroleum Company of Trindad & Tobago, Ltd.
750,000	9.750%, 8/14/2019[g]	845,625
	Province of Ontario
2,600,000	2.950%, 2/5/2015[c]	2,597,010
	Qatar Government International Bond
2,200,000	5.250%, 1/20/2020[g]	2,208,250
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
750,000	5.500%, 9/30/2014[g]	786,678
900,000	5.832%, 9/30/2016[g]	950,175

	Total Foreign	16,289,335

Mortgage-Backed Securities (5.0%)
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
14,500,000	5.500%, 2/1/2040[c]	15,358,676
17,500,000	6.000%, 2/1/2040[c]	18,716,792
4,500,000	6.500%, 2/1/2040[c]	4,854,375

	Total Mortgage-Backed Securities	38,929,843

Technology (1.5%)
	Affiliated Computer Services, Inc.
1,900,000	5.200%, 6/1/2015	1,973,625
	Brocade Communications Systems, Inc.
560,000	6.625%, 1/15/2018[g]	567,000
	CA, Inc.
1,925,000	5.375%, 12/1/2019	1,974,272

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Technology (1.5%) - continued
	International Game Technology
$1,650,000	7.500%, 6/15/2019	$1,855,440
	JDA Software Group, Inc.
190,000	8.000%, 12/15/2014[g]	196,650
	Oracle Corporation
1,100,000	5.000%, 7/8/2019	1,145,287
1,100,000	6.125%, 7/8/2039	1,167,907
	Seagate Technology HDD Holdings
1,130,000	6.800%, 10/1/2016	1,125,763
	Xerox Corporation
750,000	4.250%, 2/15/2015	763,325
550,000	5.625%, 12/15/2019	568,726

	Total Technology	11,337,995

Transportation (2.5%)
	American Airlines Pass Through Trust
1,092,424	10.375%, 7/2/2019	1,239,901
	Continental Airlines, Inc.
675,000	7.250%, 11/10/2019	688,500
1,350,000	5.983%, 4/19/2022	1,306,125
	CSX Corporation
1,900,000	7.900%, 5/1/2017	2,244,345
	Delta Air Lines, Inc.
1,110,000	7.111%, 9/18/2011	1,121,100
750,000	9.500%, 9/15/2014[g]	781,875
950,000	7.750%, 12/17/2019	999,875
	FedEx Corporation
3,885,312	6.720%, 1/15/2022	4,152,681
	Kansas City Southern de Mexico SA de CV
740,000	7.375%, 6/1/2014	728,900
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017[g]	1,024,650
	Union Pacific Corporation
1,900,000	5.450%, 1/31/2013	2,058,367
1,400,000	5.700%, 8/15/2018	1,491,977
	United Air Lines, Inc.
1,700,000	10.400%, 11/1/2016	1,831,750

	Total Transportation	19,670,046

U.S. Government and Agencies (3.4%)
	U.S. Treasury Notes
3,800,000	2.750%, 2/28/2013	3,955,565
1,900,000	2.625%, 6/30/2014	1,944,382
3,000,000	2.625%, 12/31/2014[h]	3,043,830
1,700,000	3.250%, 5/31/2016	1,737,188
2,710,000	4.000%, 8/15/2018	2,824,752
3,800,000	2.750%, 2/15/2019	3,572,000
2,000,000	3.375%, 11/15/2019	1,961,560
	U.S. Treasury Notes, TIPS
1,606,680	2.500%, 7/15/2016	1,773,749
1,961,845	1.625%, 1/15/2018	2,041,086
1,924,890	1.875%, 7/15/2019	2,033,315
1,500,480	1.375%, 1/15/2020	1,512,437

	Total U.S. Government and Agencies	26,399,864

U.S. Municipals (0.5%)
	Illinois General Obligation Bonds
1,600,000	4.421%, 1/1/2015	1,633,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
U.S. Municipals (0.5%) - continued
	Illinois General Obligation Bonds (Build America Bonds)
$2,235,000	6.630%, 2/1/2035[c]	$2,261,753

	Total U.S. Municipals	3,895,593

Utilities (6.4%)
	AES Corporation
1,150,000	8.000%, 6/1/2020	1,152,875
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,121,837
	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,739,368
	Commonwealth Edison Company
2,170,000	7.500%, 7/1/2013	2,475,289
1,000,000	6.150%, 9/15/2017	1,114,968
	Consolidated Natural Gas Company
1,100,000	5.000%, 12/1/2014	1,169,740
	Dominion Resources, Inc.
550,000	5.200%, 8/15/2019	564,165
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,476,099
	El Paso Corporation
1,330,000	8.250%, 2/15/2016	1,433,075
	Electricite de France
1,750,000	5.600%, 1/27/2040[g]	1,730,425
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	612,338
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,092,101
	Illinois Power Company
1,800,000	6.125%, 11/15/2017	1,934,001
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[g]	2,114,266
2,500,000	6.050%, 1/31/2018[g]	2,661,195
	MidAmerican Energy Holdings Company
2,200,000	6.500%, 9/15/2037	2,382,435
	Mirant Americas Generation, LLC
750,000	8.300%, 5/1/2011	764,062
	National Rural Utilities Cooperative Finance Corporation
1,500,000	3.875%, 9/16/2015	1,566,739
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	1,856,242
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,810,986
	NRG Energy, Inc.
1,000,000	7.375%, 2/1/2016	995,000
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,058,405
	Ohio Power Company
1,300,000	5.375%, 10/1/2021	1,335,759
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,325,355
	Power Contract Financing, LLC
237,303	6.256%, 2/1/2010[d]	237,265

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Utilities (6.4%) - continued
	Power Receivables Finance, LLC
$946,752	6.290%, 1/1/2012[d]	$975,373
	Progress Energy, Inc.
725,000	7.000%, 10/30/2031	797,518
	PSEG Power, LLC
3,200,000	5.000%, 4/1/2014	3,351,622
	RRI Energy, Inc.
553,000	6.750%, 12/15/2014	564,060
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,418,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	1,751,070
	TransAlta Corporation
950,000	4.750%, 1/15/2015	985,233
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,771,909

	Total Utilities	49,338,775

	Total Long-Term Fixed Income (cost $732,409,149)	746,120,013

Shares	Mutual Funds (1.6%)	Value
Fixed Income Mutual Funds (1.6%)
2,749,045	Thrivent High Yield Fund	12,618,117

	Total Fixed Income Mutual Funds	12,618,117

	Total Mutual Funds (cost $9,700,000)	12,618,117

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
13,000	Citigroup, Inc., Convertible, 7.500%[i]	1,359,020
238,000	Federal National Mortgage Association, 8.250%[i]	261,800
100	GMAC, Inc., 7.000%[g]	71,469

	Total Financials	1,692,289

	Total Preferred Stock (cost $5,806,904)	1,692,289

Shares	Common Stock (<0.1%)	Value
Financials (<0.1%)
9,893	CIT Group, Inc.[i]	314,795

	Total Financials	314,795

	Total Common Stock (cost $313,151)	314,795

Shares	Collateral Held for Securities Loaned (1.3%)	Value
9,752,350	Thrivent Financial Securities Lending Trust	9,752,350

	Total Collateral Held for Securities Loaned (cost $9,752,350)	9,752,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Short-Term Investments (6.6%)[j]	Value
	ENI Finance USA, Inc.
7,700,000	0.140%, 2/1/2010	7,699,940

Principal Amount	Short-Term Investments (6.6%)[j]	Value
	Federal Home Loan Bank Discount Notes
2,630,000	0.040%, 2/10/2010	$2,629,968
9,690,000	0.050%, 2/12/2010	9,689,825
5,000,000	0.070%, 2/19/2010	4,999,805
14,500,000	0.060%, 2/24/2010	14,499,396
250,000	0.200%, 3/17/2010	249,938
	Federal National Mortgage Association Discount Notes
100,000	0.010%, 2/1/2010	100,000
1,500,000	0.030%, 2/4/2010	1,499,994
10,000,000	0.050%, 2/16/2010[k]	9,999,764

	Total Short-Term Investments (at amortized cost)	51,368,630

	Total Investments (cost $810,733,360) 106.3%	$823,262,752

	Other Assets and Liabilities, Net (6.3%)	(48,612,153)

	Total Net Assets 100.0%	$774,650,599

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of January 29, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	1,387,480
Commercial Mortgage Pass-Through Certificates	10/18/2006	4,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	3,500,000
Power Contract Financing, LLC	6/11/2003	237,265
Power Receivables Finance, LLC	9/30/2003	946,474
Preferred Term Securities XXIII, Ltd.	9/14/2006	3,183,580
Wachovia Bank Commercial Mortgage Trust	4/25/2007	10,000,329

e	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
f	All or a portion of the security is insured or guaranteed.

g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2010, the value of these investments was $144,411,146 or 18.6% of total net assets.
h	All or a portion of the security is on loan.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At January 29, 2010, $2,749,935 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions: TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$46,178,075
Gross unrealized depreciation	(33,648,683)

Net unrealized appreciation (depreciation)	$12,529,392

Cost for federal income tax purposes	$810,733,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Income Fund's assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Consumer Cyclical	692,722	–	692,722	–
Consumer Non-Cyclical	703,836	–	703,836	–
Long-Term Fixed Income
Asset-Backed Securities	19,132,567	–	11,976,817	7,155,750
Basic Materials	39,466,215	–	39,466,215	–
Capital Goods	20,076,523	–	20,076,523	–
Collateralized Mortgage Obligations	15,535,662	–	15,535,662	–
Commercial Mortgage-Backed Securities	50,092,169	–	50,092,169	–
Communications Services	80,561,322	–	80,561,322	–
Consumer Cyclical	39,708,085	–	39,708,085	–
Consumer Non-Cyclical	41,656,258	–	41,656,258	–
Energy	65,384,754	–	65,384,754	–
Financials	208,645,007	–	207,212,396	1,432,611
Foreign	16,289,335	–	16,289,335	–
Mortgage-Backed Securities	38,929,843	–	38,929,843	–
Technology	11,337,995	–	11,337,995	–
Transportation	19,670,046	–	12,482,795	7,187,251
U.S. Government and Agencies	26,399,864	–	26,399,864	–
U.S. Municipals	3,895,593	–	3,895,593	–
Utilities	49,338,775	–	49,338,775	–
Mutual Funds
Fixed Income Mutual Funds	12,618,117	12,618,117	–	–
Preferred Stock
Financials	1,692,289	1,620,820	71,469	–
Common Stock
Financials	314,795	314,795	–	–
Collateral Held for Securities Loaned	9,752,350	9,752,350	–	–
Short-Term Investments	51,368,630	–	51,368,630	–

Total	$823,262,752	$24,306,082	$783,181,058	$15,775,612

Other Financial Instruments*	($114,716)	($253,339)	$138,623	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value January 29, 2010
Long-Term Fixed Income
Asset-Backed Securities	–	–	–	32,625	–	7,123,125	7,155,750
Commercial Mortgage- Backed Securities	6,581,250	–	367,656	(81,250)	(6,867,656)	–	–
Financials	–	–	–	73,752	(17,684)	1,376,543	1,432,611
Transportation	4,426,000	(3,496)	(546)	211,938	648,074	1,905,281	7,187,251

Total	$11,007,250	($3,496)	$367,110	$237,065	($6,237,266)	$10,404,949	$15,775,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Income Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	155	March 2010	$33,683,833	$33,782,735	$98,902
5-Yr. U.S. Treasury Bond Futures	(185)	March 2010	(21,499,905)	(21,545,274)	(45,369)
10-Yr. U.S. Treasury Bond Futures	(860)	March 2010	(101,934,252)	(101,614,375)	319,877
20-Yr. U.S. Treasury Bond Futures	440	March 2010	52,904,249	52,277,500	(626,749)
Total Futures Contracts					($253,339)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 13, 5 Year, at 5.00%; Bank of America	Buy	12/20/2014	$7,425,000	($73,836)	$212,459	$138,623
Total Credit Default Swaps					$212,459	$138,623

1	As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
High Yield	$12,288,232	$–	$–	2,749,045	$12,618,117	$261,609
Money Market	120,371	995,131	1,115,502	–	–	–
Thrivent Financial Securities Lending Trust	1,776,500	14,644,803	6,668,953	9,752,350	9,752,350	793
Total Value and Income Earned	14,185,103				22,370,467	262,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Core Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Asset-Backed Securities (6.4%)
	Americredit Automobile Receivables Trust
$1,619,903	0.315%, 2/8/2010[a,b]	$1,612,288
	Countrywide Asset-Backed Certificates
1,311,819	5.549%, 4/25/2036[a]	1,074,449
	Credit Based Asset Servicing and Securitization, LLC
1,073,182	5.501%, 12/25/2036	824,416
	First Franklin Mortgage Loan Asset-Backed Certificates
375,162	0.321%, 2/25/2010[b]	369,226
	First Horizon ABS Trust
2,644,285	0.361%, 2/25/2010[a,b]	1,572,059
2,175,740	0.391%, 2/25/2010[a,b]	945,696
	GMAC Mortgage Corporation Loan Trust
3,434,706	0.411%, 2/25/2010[a,b]	886,886
2,741,415	0.411%, 2/25/2010[a,b]	1,342,049
	Green Tree Financial Corporation
532,362	7.650%, 10/15/2027	531,501
	Merna Reinsurance, Ltd.
2,300,000	2.001%, 3/31/2010[b,c]	2,270,100
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	710,511
	Renaissance Home Equity Loan Trust
4,508,856	5.608%, 5/25/2036	3,804,312
1,000,000	5.285%, 1/25/2037	793,286
	Wachovia Asset Securitization, Inc.
3,391,598	0.371%, 2/25/2010[a,b,d]	2,028,786

	Total Asset-Backed Securities	18,765,565

Basic Materials (1.4%)
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	1,040,609
	Dow Chemical Company
800,000	8.550%, 5/15/2019	956,736
	Noble Group, Ltd.
1,200,000	6.750%, 1/29/2020[c]	1,257,000
	Rio Tinto Finance USA, Ltd.
800,000	9.000%, 5/1/2019	1,021,527

	Total Basic Materials	4,275,872

Capital Goods (1.6%)
	Deere & Company
800,000	4.375%, 10/16/2019	804,043
	Honeywell International, Inc.
775,000	5.300%, 3/1/2018	832,312
	Hutchinson Whampoa Finance, Ltd.
1,000,000	5.750%, 9/11/2019[c]	1,014,002
	L-3 Communications Corporation
800,000	5.200%, 10/15/2019[c]	814,644
	Republic Services, Inc.
800,000	5.250%, 11/15/2021[c]	808,416
	Textron, Inc.
500,000	7.250%, 10/1/2019	545,759

	Total Capital Goods	4,819,176

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Collateralized Mortgage Obligations (5.0%)
	Banc of America Mortgage Securities, Inc.
$2,914,145	4.787%, 9/25/2035	$2,440,628
	Bear Stearns Mortgage Funding Trust
1,095,784	0.371%, 2/25/2010[b]	216,827
	Chase Mortgage Finance Corporation
545,467	5.398%, 1/25/2036	163,414
	Countrywide Alternative Loan Trust
1,759,486	6.000%, 1/25/2037	1,210,923
	HomeBanc Mortgage Trust
2,010,888	5.988%, 4/25/2037	1,307,785
	J.P. Morgan Alternative Loan Trust
2,924,246	5.800%, 3/25/2036	1,888,008
	J.P. Morgan Mortgage Trust
810,544	5.832%, 6/25/2036	758,921
	Merrill Lynch Mortgage Investors, Inc.
2,594,267	4.875%, 6/25/2035	2,313,560
	Thornburg Mortgage Securities Trust
1,874,445	0.341%, 2/25/2010[b]	1,838,915
	WaMu Mortgage Pass Through Certificates
1,111,659	5.840%, 8/25/2046	961,052
	Wells Fargo Mortgage Backed Securities Trust
2,239,258	6.000%, 7/25/2037	1,835,141

	Total Collateralized Mortgage Obligations	14,935,174

Commercial Mortgage-Backed Securities (10.3%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,000,000	0.383%, 2/15/2010[b,d]	4,254,930
	Commercial Mortgage Pass-Through Certificates
135,685	0.333%, 2/15/2010[b,c]	134,615
4,000,000	0.363%, 2/15/2010[b,d]	3,244,276
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.403%, 2/15/2010[b,c]	3,294,664
	Greenwich Capital Commercial Funding Corporation
3,500,000	5.867%, 12/10/2049	2,901,125
	GS Mortgage Securities Corporation II
3,000,000	0.363%, 2/8/2010[b,c]	2,800,785
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,200,000	5.336%, 5/15/2047	2,893,635
	Merrill Lynch Mortgage Trust
3,250,000	5.265%, 1/12/2044	2,969,418
	TIAA Seasoned Commercial Mortgage Trust
3,500,000	5.791%, 8/15/2039	3,675,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Core Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Commercial Mortgage-Backed Securities (10.3%) - continued
	Wachovia Bank Commercial Mortgage Trust
$3,125,000	5.765%, 7/15/2045	$3,022,584
1,500,000	5.308%, 11/15/2048	1,463,315

	Total Commercial Mortgage- Backed Securities	30,655,306

Communications Services (4.8%)
	AT&T, Inc.
600,000	6.700%, 11/15/2013	685,293
300,000	6.500%, 9/1/2037	314,334
	Cellco Partnership/Verizon Wireless Capital, LLC
550,000	5.550%, 2/1/2014	606,609
	Citizens Communications Company
681,000	6.250%, 1/15/2013	687,810
	Cox Communications, Inc.
875,000	9.375%, 1/15/2019[c]	1,136,669
750,000	8.375%, 3/1/2039[c]	949,074
	Crown Castle Towers, LLC
800,000	6.113%, 1/15/2020[c]	829,445
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
500,000	7.625%, 5/15/2016	547,500
	New Cingular Wireless Services, Inc.
520,000	8.750%, 3/1/2031	674,186
	News America, Inc.
425,000	5.650%, 8/15/2020[c]	451,696
510,000	6.400%, 12/15/2035	532,373
	Qwest Corporation
1,650,000	8.875%, 3/15/2012	1,771,688
	Rogers Communications, Inc.
975,000	6.750%, 3/15/2015	1,120,842
130,000	8.750%, 5/1/2032	163,086
	Telecom Italia Capital SA
975,000	5.250%, 10/1/2015	1,030,677
	Time Warner Cable, Inc.
200,000	8.750%, 2/14/2019	247,399
	Verizon Communications, Inc.
990,000	5.550%, 2/15/2016	1,079,383
350,000	8.950%, 3/1/2039	477,228
	Vodafone Group plc
1,000,000	5.450%, 6/10/2019	1,040,880

	Total Communications Services	14,346,172

Consumer Cyclical (1.8%)
	CVS Caremark Corporation
1,000,000	6.125%, 9/15/2039	989,798
	Nissan Motor Acceptance Corporation
750,000	4.625%, 3/8/2010[c]	749,279
1,110,000	5.625%, 3/14/2011[c]	1,151,701
800,000	4.500%, 1/30/2015[c]	803,262
	Viacom, Inc.
850,000	4.375%, 9/15/2014	887,028
	Wal-Mart Stores, Inc.
800,000	5.875%, 4/5/2027	836,624

	Total Consumer Cyclical	5,417,692

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Consumer Non-Cyclical (2.1%)
	Altria Group, Inc.
$525,000	9.700%, 11/10/2018	$657,514
	Anheuser-Busch InBev Worldwide, Inc.
1,500,000	5.375%, 11/15/2014[c]	1,622,115
	Boston Scientific Corporation
800,000	6.000%, 1/15/2020	808,217
	CareFusion Corporation
350,000	6.375%, 8/1/2019[c]	384,914
	HCA, Inc.
850,000	9.250%, 11/15/2016	896,750
	Johnson & Johnson
750,000	5.950%, 8/15/2037	828,313
	Kroger Company
800,000	6.400%, 8/15/2017	893,952

	Total Consumer Non-Cyclical	6,091,775

Energy (2.7%)
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	1,220,079
	Enterprise Products Operating, LLC
800,000	9.750%, 1/31/2014	976,083
	EOG Resources, Inc.
1,000,000	5.875%, 9/15/2017	1,104,124
	Forest Oil Corporation
1,000,000	7.250%, 6/15/2019	1,005,000
	Marathon Oil Corporation
1,200,000	6.500%, 2/15/2014	1,350,646
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	561,894
	Transocean, Inc.
770,000	6.000%, 3/15/2018	833,669
	XTO Energy, Inc.
800,000	5.500%, 6/15/2018	864,483
200,000	6.375%, 6/15/2038	224,662

	Total Energy	8,140,640

Financials (21.4%)
	AMB Property, LP
800,000	6.125%, 12/1/2016	818,042
	American Express Bank FSB/Salt Lake City, UT
500,000	6.000%, 9/13/2017	531,256
	American Express Company
400,000	7.000%, 3/19/2018	448,984
	American Express Credit Corporation
800,000	7.300%, 8/20/2013	908,918
	Australia & New Zealand Banking Group, Ltd.
1,000,000	6.200%, 7/19/2013[c]	1,115,283
	Banco Santander Chile
800,000	2.875%, 11/13/2012[c]	806,505
	Bank of America Corporation
1,100,000	6.500%, 8/1/2016	1,190,705
	Barclays Bank plc
1,000,000	6.750%, 5/22/2019	1,116,563
1,000,000	5.125%, 1/8/2020	988,324
	Bear Stearns Companies, Inc.
800,000	6.400%, 10/2/2017	881,914

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Core Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Financials (21.4%) - continued
	Blackstone Holdings Finance Company, LLC
$850,000	6.625%, 8/15/2019[c]	$855,638
	Cantor Fitzgerald, LP
1,750,000	7.875%, 10/15/2019[c]	1,752,587
	Capital One Bank USA NA
900,000	8.800%, 7/15/2019	1,091,403
	Capital One Capital V
850,000	10.250%, 8/15/2039	973,088
	Citigroup, Inc.
300,000	6.500%, 8/19/2013	324,051
1,250,000	5.000%, 9/15/2014	1,223,415
800,000	8.500%, 5/22/2019	932,747
	CNA Financial Corporation
800,000	7.350%, 11/15/2019	838,187
	Commonwealth Bank of Australia
800,000	3.750%, 10/15/2014[c]	808,290
	Corestates Capital Trust I
1,250,000	8.000%, 12/15/2026[c]	1,295,944
	Credit Suisse AG
1,000,000	5.400%, 1/14/2020	998,670
	Digital Realty Trust, LP
800,000	5.875%, 2/1/2020[c]	786,634
	Discover Bank
750,000	8.700%, 11/18/2019	819,107
	Fifth Third Bancorp
650,000	5.450%, 1/15/2017	627,101
	General Electric Capital Corporation
800,000	5.900%, 5/13/2014	872,353
450,000	5.625%, 9/15/2017	466,885
400,000	6.000%, 8/7/2019	414,033
300,000	6.875%, 1/10/2039	311,763
	Goldman Sachs Group, Inc.
550,000	6.750%, 10/1/2037	543,821
	Goldman Sachs Group, Inc., Convertible
2,000,000	1.000%, 1/31/2015[e]	1,710,186
1,850,000	1.000%, 5/7/2015[e]	1,556,879
	HSBC Capital Funding, LP/Jersey Channel Islands
800,000	9.547%, 6/30/2010[c]	808,000
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	607,767
	Liberty Property, LP
630,000	5.500%, 12/15/2016	614,831
	Lincoln National Corporation
850,000	8.750%, 7/1/2019	1,032,980
	Lloyds TSB Bank plc
1,200,000	5.800%, 1/13/2020[c]	1,186,673
	Macquarie Group, Ltd.
850,000	7.300%, 8/1/2014[c]	941,938
	Merrill Lynch & Company, Inc.
1,125,000	5.450%, 2/5/2013	1,197,079
475,000	6.875%, 4/25/2018	512,814
	MetLife, Inc.
1,500,000	6.750%, 6/1/2016	1,717,321
	Morgan Stanley
800,000	7.300%, 5/13/2019	903,732
800,000	5.625%, 9/23/2019	807,442
800,000	5.500%, 1/26/2020	793,987
	MUFG Capital Finance 1, Ltd.
1,595,000	6.346%, 7/25/2016	1,543,837

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Financials (21.4%) - continued
	Nationwide Health Properties, Inc.
$1,375,000	6.250%, 2/1/2013	$1,455,373
	Nordea Bank AB
800,000	4.875%, 1/27/2020[c]	789,376
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	954,658
	ProLogis
800,000	7.375%, 10/30/2019	828,947
	Prudential Financial, Inc.
200,000	4.750%, 9/17/2015	208,694
775,000	6.100%, 6/15/2017	819,888
390,000	5.700%, 12/14/2036	372,452
	Rabobank Nederland
500,000	11.000%, 6/30/2019[c]	638,707
	Rabobank Nederland NV
1,200,000	4.750%, 1/15/2020[c]	1,210,490
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	935,097
1,000,000	6.450%, 11/15/2019	1,028,349
	Royal Bank of Scotland Group plc
800,000	6.400%, 10/21/2019	822,678
	Royal Bank of Scotland plc
850,000	4.875%, 8/25/2014[c]	872,220
	Simon Property Group, LP
800,000	5.650%, 2/1/2020	800,581
	SLM Corporation
800,000	5.125%, 8/27/2012	760,625
	State Street Capital Trust III
1,200,000	8.250%, 3/15/2042	1,227,960
	Swiss RE Capital I, LP
850,000	6.854%, 5/25/2016[c]	730,586
	TNK-BP Finance SA
800,000	6.250%, 2/2/2015[c,f]	800,896
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	378,465
	UnitedHealth Group, Inc.
550,000	6.500%, 6/15/2037	585,151
	USB Capital XIII Trust
800,000	6.625%, 12/15/2039	792,208
	Wachovia Bank NA
770,000	4.875%, 2/1/2015	798,317
	Wachovia Capital Trust III
1,895,000	5.800%, 3/15/2011	1,465,025
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
1,000,000	7.500%, 6/2/2014[c]	1,140,899
	Wells Fargo & Company
850,000	4.950%, 10/16/2013	899,280
	Westpac Banking Corporation
800,000	2.250%, 11/19/2012	800,634
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	769,943

	Total Financials	63,565,176

Foreign (2.1%)
	Abu Dhabi National Energy Company
850,000	6.250%, 9/16/2019[c]	829,041
	Brazil Government International Bond
350,000	5.625%, 1/7/2041	319,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Core Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Foreign (2.1%) - continued
	Corporacion Andina de Fomento
$2,000,000	5.750%, 1/12/2017	$2,062,282
	Petrobras International Finance Company
1,000,000	5.750%, 1/20/2020	988,866
	Qatar Government International Bond
800,000	4.000%, 1/20/2015[c]	801,000
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
700,000	5.298%, 9/30/2020[c]	704,459
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
375,000	5.832%, 9/30/2016[c]	395,906

	Total Foreign	6,100,929

Mortgage-Backed Securities (23.8%)
	Federal National Mortgage Association Conventional 30- Yr. Pass-Through
51,000,000	5.500%, 2/1/2040[f]	54,020,169
8,200,000	6.000%, 2/1/2040[f]	8,770,154
7,500,000	6.500%, 2/1/2040[f]	8,090,625

	Total Mortgage-Backed Securities	70,880,948

Technology (1.0%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	831,000
	International Game Technology
1,000,000	7.500%, 6/15/2019	1,124,509
	Oracle Corporation
1,000,000	5.750%, 4/15/2018	1,093,456

	Total Technology	3,048,965

Transportation (1.8%)
	American Airlines Pass Through Trust
893,801	10.375%, 7/2/2019	1,014,465
	Continental Airlines, Inc.
800,000	7.250%, 11/10/2019	816,000
	Delta Air Lines, Inc.
800,000	7.750%, 12/17/2019	842,000
	FedEx Corporation
1,031,205	6.720%, 1/15/2022	1,102,167

Southwest Airlines Company Pass
	Through Trust
747,897	6.150%, 2/1/2024	766,594
	United Air Lines, Inc.
800,000	10.400%, 11/1/2016	862,000

	Total Transportation	5,403,226

U.S. Government and Agencies (12.3%)
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	1,503,750
525,000	4.250%, 5/15/2039	503,016
	U.S. Treasury Notes
4,000,000	3.500%, 5/31/2013	4,256,564
3,500,000	1.500%, 12/31/2013	3,454,335
4,000,000	1.875%, 4/30/2014	3,979,376
1,650,000	2.375%, 9/30/2014	1,662,886
4,500,000	2.750%, 2/15/2019	4,230,000

Principal Amount	Long-Term Fixed Income (101.7%)	Value
U.S. Government and Agencies (12.3%) - continued
	U.S. Treasury Notes, TIPS
$5,489,490	2.500%, 7/15/2016	$6,060,309
5,318,775	1.875%, 7/15/2019	5,618,371
5,251,680	1.375%, 1/15/2020	5,293,531

	Total U.S. Government and Agencies	36,562,138

U.S. Municipals (0.3%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
850,000	6.718%, 1/1/2049	905,199

	Total U.S. Municipals	905,199

Utilities (2.9%)
	Allegheny Energy Supply Company, LLC
800,000	5.750%, 10/15/2019[c]	811,262
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	869,029
	FirstEnergy Solutions Corporation
850,000	4.800%, 2/15/2015	884,329
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[c]	824,970
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	839,267
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	417,242
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	808,819
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	779,782
	Power Receivables Finance, LLC
473,376	6.290%, 1/1/2012[d]	487,686
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,273,560
	Virginia Electric & Power Company
515,000	6.000%, 1/15/2036	540,959

	Total Utilities	8,536,905

	Total Long-Term Fixed Income (cost $309,655,466)	302,450,858

Shares	Mutual Funds (4.1%)	Value
Fixed Income Mutual Funds (4.1%)
2,646,014	Thrivent High Yield Fund	12,145,202

	Total Fixed Income Mutual Funds	12,145,202

	Total Mutual Funds (cost $9,800,000)	12,145,202

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
4,850	Citigroup, Inc., Convertible,
	7.500%[g]	507,019

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Core Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%) - continued
56,005	Federal National Mortgage Association, 8.250%[g]	$61,606

	Total Financials	568,625

	Total Preferred Stock (cost $1,313,096)	568,625

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
80	$117.50, expires 2/20/2010	$83,750
80	$118.00, expires 2/20/2010	57,500

	Total Options Purchased (cost $86,731)	141,250

Principal Amount	Short-Term Investments (17.3%)[h]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.070%, 2/5/2010	999,988
14,000,000	0.064%, 2/17/2010	13,999,553
7,065,000	0.070%, 2/19/2010	7,064,725
700,000	0.200%, 3/17/2010[i]	699,824
	Federal National Mortgage Association Discount Notes
4,815,000	0.055%, 2/1/2010	4,814,985
18,990,000	0.050%, 2/16/2010	18,989,551
	Jupiter Securitization Company, LLC
4,900,000	0.120%, 2/1/2010	4,899,967

	Total Short-Term Investments (at amortized cost)	51,468,593

	Total Investments (cost $372,323,886) 123.3%	$366,774,528

	Other Assets and Liabilities, Net (23.3%)	(69,302,040)

	Total Net Assets 100.0%	$297,472,488

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2010, the value of these investments was $41,379,685 or 13.9% of total net assets.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of January 29, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$5,000,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	4,000,000
Power Receivables Finance, LLC	9/30/2003	473,237
Wachovia Asset Securitization, Inc.	3/16/2007	3,391,598

e	These securities are Equity-Linked Structured Securities. These securities are linked to the S&P 500 Index.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Non-income producing security.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At January 29, 2010, $499,874 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,656,853
Gross unrealized depreciation	(18,206,211)

Net unrealized appreciation (depreciation)	($5,549,358)

Cost for federal income tax purposes	$372,323,886

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Core Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Core Bond Fund's assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	18,765,565	–	14,466,679	4,298,886
Basic Materials	4,275,872	–	4,275,872	–
Capital Goods	4,819,176	–	4,819,176	–
Collateralized Mortgage Obligations	14,935,174	–	14,935,174	–
Commercial Mortgage-Backed Securities	30,655,306	–	30,655,306	–
Communications Services	14,346,172	–	14,346,172	–
Consumer Cyclical	5,417,692	–	5,417,692	–
Consumer Non-Cyclical	6,091,775	–	6,091,775	–
Energy	8,140,640	–	8,140,640	–
Financials	63,565,176	–	63,565,176	–
Foreign	6,100,929	–	6,100,929	–
Mortgage-Backed Securities	70,880,948	–	70,880,948	–
Technology	3,048,965	–	3,048,965	–
Transportation	5,403,226	–	1,868,761	3,534,465
U.S. Government and Agencies	36,562,138	–	36,562,138	–
U.S. Municipals	905,199	–	905,199	–
Utilities	8,536,905	–	8,536,905	–
Mutual Funds
Fixed Income Mutual Funds	12,145,202	12,145,202	–	–
Preferred Stock
Financials	568,625	568,625	–	–
Options Purchased	141,250	141,250	–	–
Short-Term Investments	51,468,593	–	51,468,593	–
Total	$366,774,528	$12,855,077	$346,086,100	$7,833,351

Other Financial Instruments*	($2,601)	($56,975)	$54,374	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Core Bond Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) January 29, Level 3	Value 2010
Long-Term Fixed Income
Asset-Backed Securities	1,562,025	–	–	2,756,021	(19,160)	–	4,298,886
Commercial Mortgage- Backed Securities	2,025,000	–	113,125	(25,000)	(2,113,125)	–	–
Transportation	816,000	–	–	1,924,663	793,802	–	3,534,465
Total	$4,403,025	$–	$113,125	$4,655,684	($1,338,483)	$–	$7,833,351

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(35)	March 2010	($7,609,659)	($7,628,359)	($18,700)
5-Yr. U.S. Treasury Bond Futures	(45)	March 2010	(5,229,707)	(5,240,743)	(11,036)
10-Yr. U.S. Treasury Bond Futures	(150)	March 2010	(17,774,543)	(17,723,438)	51,105
20-Yr. U.S. Treasury Bond Futures	55	March 2010	6,613,031	6,534,687	(78,344)
Total Futures Contracts					($56,975)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Core Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	$6,000,000	($21,847)	($8,279)	$13,568
1.00%; Bank of America
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	6,000,000	(21,162)	(8,279)	12,883
1.00%; J.P. Morgan Chase and Co.
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	6,000,000	(36,202)	(8,279)	27,923
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($24,837)	$54,374

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
High Yield	$11,827,681	$–	$–	2,646,014	$12,145,202	$251,804
Money Market	309,880	3,031,739	3,341,619	–	–	–
Total Value and Income Earned	12,137,561				12,145,202	251,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Asset-Backed Securities (17.7%)
	AESOP Leasing, LP
$2,500,000	5.680%, 2/20/2013[a]	$2,615,892
	Americredit Automobile Receivables Trust
485,971	0.315%, 2/8/2010[b,c]	483,686
854,012	5.490%, 7/6/2012[b]	864,670
	Bank of America Auto Trust
3,500,000	2.670%, 7/15/2013[a]	3,580,836
3,500,000	1.390%, 3/17/2014[a]	3,500,000
	BMW Vehicle Lease Trust
2,000,000	2.910%, 3/15/2012	2,044,066
	Cabela’s Master Credit Card Trust
4,500,000	4.310%, 12/16/2013[a]	4,603,833
	Capital Auto Receivables Asset Trust
706,256	4.980%, 5/15/2011	713,175
	Carmax Auto Owner Trust
2,500,000	4.120%, 3/15/2013	2,596,430
	Chase Funding Issuance Trust
5,000,000	2.400%, 6/17/2013	5,099,220
	Chrysler Financial Auto Securitization
3,250,000	2.820%, 1/15/2016	3,333,655
	CIT Equipment
2,500,000	3.070%, 8/15/2016[a]	2,528,815
	CNH Equipment Trust
1,650,000	7.210%, 12/16/2013	1,839,684
	Countrywide Asset-Backed Certificates
1,717,066	6.085%, 6/25/2021[b]	833,326
749,611	5.549%, 4/25/2036[b]	613,971
	Credit Based Asset Servicing and Securitization, LLC
1,126,841	5.501%, 12/25/2036	865,637
	Discover Card Master Trust
4,500,000	5.100%, 10/15/2013	4,725,355
	First Financial Bank USA
1,500,000	4.750%, 10/15/2015[a]	1,504,491
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[d,e]	0
	First Horizon ABS Trust
605,843	0.361%, 2/25/2010[b,c]	429,501
	First National Master Note Trust
4,250,000	0.273%, 2/16/2010[c]	4,239,889
	Ford Credit Auto Owner Trust
3,500,000	3.960%, 5/15/2013	3,617,229
	GE Capital Credit Card Master Note Trust
4,200,000	2.540%, 9/15/2014	4,258,842
3,650,000	3.690%, 7/15/2015	3,772,301
	GMAC Mortgage Corporation Loan Trust
2,056,061	0.411%, 2/25/2010[b,c]	1,006,537
1,030,412	0.411%, 2/25/2010[b,c]	266,066
1,525,422	5.750%, 10/25/2036[b]	853,399
	GSAMP Trust
2,796,019	0.411%, 2/25/2010[c]	2,200,232
	Harley-Davidson Motorcycle Trust
1,500,000	3.190%, 11/15/2013	1,538,857

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Asset-Backed Securities (17.7%) - continued
	Honda Auto Receivables Owner Trust
$2,500,000	4.430%, 8/15/2012	$2,650,985
	Household Home Equity Loan Trust
3,241,091	5.320%, 3/20/2036	3,233,708
	John Deere Owner Trust
1,500,000	3.960%, 5/16/2016	1,573,530
	Merna Reinsurance, Ltd.
3,500,000	2.001%, 3/31/2010[a,c]	3,454,500
	Merrill Auto Trust Securitization
4,000,000	5.500%, 3/15/2012	4,121,548
	Mortgage Equity Conversion Asset Trust
2,730,362	0.860%, 2/25/2010[c,d]	2,549,612
2,794,375	0.880%, 2/25/2010[c,d]	2,609,387
	Nissan Auto Receivables Owner Trust
3,500,000	4.280%, 7/15/2013	3,653,079
3,000,000	4.740%, 8/17/2015	3,210,816
	Renaissance Home Equity Loan Trust
1,803,542	5.608%, 5/25/2036	1,521,725
750,000	5.285%, 1/25/2037	594,965
	Residential Asset Mortgage Products, Inc.
1,001,473	4.547%, 12/25/2034	900,516
	Residential Asset Securities Corporation
617,238	3.990%, 4/25/2033	570,312
731,443	3.870%, 5/25/2033	676,543
	Residential Funding Mortgage Securities
845,830	4.470%, 7/25/2018[b]	811,923
	USAA Auto Owner Trust
4,000,000	4.500%, 10/15/2013	4,196,796
2,500,000	4.770%, 9/15/2014	2,675,280
	Volkswagen Auto Lease Trust
3,500,000	3.410%, 4/16/2012	3,603,324
	Volkswagen Auto Loan Enhanced Trust
1,500,000	1.310%, 1/20/2014	1,499,766
	Wachovia Asset Securitization, Inc.
1,271,849	0.371%, 2/25/2010[b,c,d]	760,795
	World Omni Auto Receivables Trust
2,500,000	1.340%, 8/15/2012	2,500,781
1,000,000	5.120%, 5/15/2014	1,075,806

	Total Asset-Backed Securities	112,975,292

Basic Materials (1.3%)
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,815,395
	Dow Chemical Company
2,200,000	4.850%, 8/15/2012	2,349,976
	Nucor Corporation
1,300,000	5.000%, 6/1/2013	1,416,204
	Potash Corporation of Saskatchewan, Inc.
1,500,000	3.750%, 9/30/2015	1,530,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Basic Materials (1.3%) - continued
	Rio Tinto Finance USA, Ltd.
$1,000,000	9.000%, 5/1/2019	$1,276,908

	Total Basic Materials	8,388,506

Capital Goods (2.0%)
	Caterpillar Financial Services Corporation
1,000,000	1.900%, 12/17/2012	1,003,356
	Honeywell International, Inc.
1,650,000	3.875%, 2/15/2014	1,735,871
	Hutchinson Whampoa Finance, Ltd.
1,700,000	4.625%, 9/11/2015[a]	1,730,755
	L-3 Communications Corporation
2,000,000	5.875%, 1/15/2015	2,025,000
	Lockheed Martin Corporation
1,250,000	4.121%, 3/14/2013	1,323,507
	Textron Financial Corporation
1,100,000	5.125%, 2/3/2011	1,111,946
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,381,723
	Tyco International Finance SA
1,000,000	4.125%, 10/15/2014	1,042,336
	Waste Management, Inc.
1,150,000	6.375%, 3/11/2015	1,300,428

	Total Capital Goods	12,654,922

Collateralized Mortgage Obligations (4.0%)
	American Home Mortgage Assets Trust
1,856,966	1.401%, 2/1/2010[c]	878,291
	Banc of America Mortgage Securities, Inc.
874,243	4.787%, 9/25/2035	732,188
	Bear Stearns Adjustable Rate Mortgage Trust
1,157,503	4.625%, 8/25/2010[c]	1,007,797
	Chase Mortgage Finance Corporation
802,157	5.398%, 1/25/2036	240,315
	Countrywide Alternative Loan Trust
1,304,833	5.500%, 2/25/2036	978,829
1,101,745	6.000%, 1/25/2037	758,248
	Countrywide Home Loans, Inc.
1,340,843	5.300%, 3/20/2036	778,575
1,414,740	5.741%, 9/20/2036	836,927
	Deutsche Alt-A Securities, Inc.
2,229,964	1.001%, 2/1/2010[c]	1,260,946
	GSR Mortgage Loan Trust
2,597,164	0.421%, 2/25/2010[c]	2,002,110
	HomeBanc Mortgage Trust
1,149,079	5.988%, 4/25/2037	747,306
	Impac CMB Trust
397,901	0.551%, 2/25/2010[c]	268,634
	J.P. Morgan Alternative Loan Trust
2,190,261	5.800%, 3/25/2036	1,414,118
	J.P. Morgan Mortgage Trust
2,228,997	5.832%, 6/25/2036	2,087,032

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Collateralized Mortgage Obligations (4.0%) - continued
	Merrill Lynch Mortgage Investors, Inc.
$1,846,600	4.875%, 6/25/2035	$1,646,792
	Residential Accredit Loans, Inc.
1,060,404	5.594%, 9/25/2035	668,381
	Thornburg Mortgage Securities Trust
702,917	0.341%, 2/25/2010[c]	689,593
	Wachovia Mortgage Loan Trust, LLC
1,054,032	5.557%, 5/20/2036	757,872
	WaMu Mortgage Pass Through Certificates
2,228,892	1.284%, 2/1/2010[c]	1,227,447
2,288,416	1.364%, 2/1/2010[c]	1,265,554
1,914,083	1.424%, 2/1/2010[c]	1,098,607
	Washington Mutual Mortgage Pass-Through Certificates
1,768,929	1.151%, 2/1/2010[c]	793,324
2,673,483	1.230%, 2/1/2010[c]	1,233,684
759,543	0.521%, 2/25/2010[c]	543,816
	Wells Fargo Mortgage Backed Securities Trust
448,088	4.950%, 3/25/2036	396,675
1,653,452	5.096%, 3/25/2036	1,379,462

	Total Collateralized Mortgage Obligations	25,692,523

Commercial Mortgage-Backed Securities (6.3%)
	Banc of America Commercial Mortgage, Inc.
36,135	4.037%, 11/10/2039	36,120
1,000,000	5.738%, 5/10/2045	1,004,549
	Banc of America Large Loan Trust
1,571,014	0.343%, 2/15/2010[a,c]	1,407,609
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	0.383%, 2/15/2010[c,d]	1,701,972
3,187,001	5.422%, 9/11/2042	3,274,684
1,000,000	5.331%, 2/11/2044	892,607
	Chase Commercial Mortgage Securities Corporation
1,500,000	7.928%, 7/15/2032	1,517,639
	Commercial Mortgage Pass-Through Certificates
40,706	0.333%, 2/15/2010[a,c]	40,384
1,000,000	0.363%, 2/15/2010[c,d]	811,069
1,500,000	0.413%, 2/15/2010[c,d]	1,215,909
	Credit Suisse First Boston Mortgage Securities Corporation
1,407,738	4.609%, 2/15/2038	1,409,783
884,788	3.382%, 5/15/2038	885,277
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.403%, 2/15/2010[a,c]	1,235,499
1,750,000	5.467%, 9/15/2039	1,560,701
	General Electric Commercial Mortgage Corporation
601,249	4.591%, 7/10/2045	601,953

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Commercial Mortgage-Backed Securities (6.3%) - continued
	GS Mortgage Securities Corporation II
$2,500,000	5.396%, 8/10/2038	$2,552,418
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,000,000	5.198%, 12/15/2044	4,048,100
	LB-UBS Commercial Mortgage Trust
608,232	4.207%, 11/15/2027	611,387
1,448,156	4.567%, 6/15/2029	1,461,645
836,633	4.187%, 8/15/2029	836,802
2,250,000	4.568%, 1/15/2031	2,252,052
137,969	4.741%, 9/15/2040	138,215
	TIAA Seasoned Commercial Mortgage Trust
4,000,000	5.791%, 8/15/2039	4,201,096
	Wachovia Bank Commercial Mortgage Trust
2,092,621	3.894%, 11/15/2035	2,089,340
1,500,000	5.765%, 7/15/2045	1,450,841
1,500,000	5.308%, 11/15/2048	1,463,315
	WaMu Commercial Mortgage Securities Trust
1,162,911	3.830%, 1/25/2035[a]	1,163,851

	Total Commercial Mortgage-Backed Securities	39,864,817

Communications Services (3.4%)
	Alltel Corporation
1,325,000	7.000%, 7/1/2012	1,480,489
	AT&T, Inc.
750,000	4.950%, 1/15/2013	808,167
1,300,000	6.700%, 11/15/2013	1,484,801
	British Telecom plc
1,000,000	9.125%, 12/15/2010	1,072,014
	Cellco Partnership/Verizon Wireless Capital, LLC
1,000,000	5.550%, 2/1/2014	1,102,925
	Crown Castle Towers, LLC
1,750,000	4.523%, 1/15/2015[a]	1,780,896
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
2,000,000	7.625%, 5/15/2016	2,190,000
	Qwest Corporation
3,000,000	8.875%, 3/15/2012	3,221,250
	Rogers Communications, Inc.
1,120,000	7.875%, 5/1/2012	1,261,023
	Telecom Italia Capital SA
600,000	6.200%, 7/18/2011	637,915
	Telefonica SA
2,000,000	4.949%, 1/15/2015	2,139,262
	Time Warner Cable, Inc.
1,100,000	5.400%, 7/2/2012	1,183,905
1,650,000	7.500%, 4/1/2014	1,927,208
	Verizon Communications, Inc.
650,000	4.350%, 2/15/2013	690,412
	Vodafone Group plc
700,000	5.450%, 6/10/2019	728,616

	Total Communications Services	21,708,883

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Consumer Cyclical (0.7%)
	Nissan Motor Acceptance Corporation
$1,200,000	4.625%, 3/8/2010[a]	$1,198,846
1,000,000	4.500%, 1/30/2015[a]	1,004,078
	SLM Student Loan Trust
239,359	0.264%, 3/15/2010[c]	238,346
	Viacom, Inc.
1,400,000	4.375%, 9/15/2014	1,460,987

	Total Consumer Cyclical	3,902,257

Consumer Non-Cyclical (3.6%)
	Altria Group, Inc.
3,000,000	8.500%, 11/10/2013	3,541,911
	AmerisourceBergen Corporation
2,500,000	5.875%, 9/15/2015	2,772,155
	Anheuser-Busch InBev Worldwide, Inc.
2,000,000	3.000%, 10/15/2012[a]	2,063,818
2,000,000	5.375%, 11/15/2014[a]	2,162,820
	Boston Scientific Corporation
2,000,000	4.500%, 1/15/2015	2,014,812
	Cargill, Inc.
1,000,000	5.200%, 1/22/2013[a]	1,069,393
	ConAgra Foods, Inc.
1,000,000	5.875%, 4/15/2014	1,105,951
	Dr. Pepper Snapple Group, Inc.
1,000,000	2.350%, 12/21/2012	1,010,251
1,000,000	6.120%, 5/1/2013	1,116,697
	Express Scripts, Inc.
1,000,000	5.250%, 6/15/2012	1,072,913
	Kroger Company
1,000,000	5.000%, 4/15/2013	1,065,447
	Roche Holdings, Inc.
1,500,000	5.000%, 3/1/2014[a]	1,622,691
	Thermo Fisher Scientific, Inc.
2,000,000	2.150%, 12/28/2012[a]	2,004,524

	Total Consumer Non-Cyclical	22,623,383

Energy (1.3%)
	Cenovus Energy, Inc.
1,000,000	4.500%, 9/15/2014[a]	1,052,805
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,090,858
	Enterprise Products Operating, LLC
1,300,000	9.750%, 1/31/2014	1,586,135
	Husky Energy, Inc.
1,000,000	5.900%, 6/15/2014	1,101,121
	Marathon Oil Corporation
1,000,000	6.500%, 2/15/2014	1,125,538
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	437,029
	Premcor Refining Group, Inc.
900,000	6.125%, 5/1/2011	937,266
	Western Oil Sands, Inc.
650,000	8.375%, 5/1/2012	736,506

	Total Energy	8,067,258

Financials (30.0%)
	Abbey National Treasury Services plc
1,500,000	3.875%, 11/10/2014[a]	1,520,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Financials (30.0%) - continued
	Achmea Hypotheekbank NV
$2,500,000	3.200%, 11/3/2014[a]	$2,535,430
	Allstate Corporation
700,000	6.200%, 5/16/2014	788,201
	Allstate Life Global Funding Trust
1,000,000	5.375%, 4/30/2013	1,085,046
	AMB Property, LP
1,000,000	6.125%, 12/1/2016	1,022,553
	American Express Company
1,500,000	3.150%, 12/9/2011	1,561,215
	American Express Credit Corporation
1,650,000	5.875%, 5/2/2013	1,788,623
1,700,000	7.300%, 8/20/2013	1,931,450
	ANZ National International, Ltd.
2,000,000	2.375%, 12/21/2012[a]	2,006,246
	Australia & New Zealand Banking Group, Ltd.
1,650,000	6.200%, 7/19/2013[a]	1,840,217
	Avalon Bay Communities, Inc.
1,000,000	5.700%, 3/15/2017	1,051,754
	Banco Santander Chile
2,000,000	2.875%, 11/13/2012[a]	2,016,262
	Bank of America Corporation
5,000,000	2.100%, 4/30/2012	5,098,050
1,500,000	6.500%, 8/1/2016	1,623,689
	Bank of New York Mellon Corporation
1,600,000	4.950%, 11/1/2012	1,742,253
	Bank of Nova Scotia
2,000,000	2.250%, 1/22/2013	2,019,014
	Bank of Tokyo - Mitsubishi UFJ, Ltd.
2,500,000	2.600%, 1/22/2013[a]	2,509,310
	Barclays Bank plc
1,500,000	2.500%, 1/23/2013	1,502,130
850,000	5.200%, 7/10/2014	909,040
1,000,000	5.000%, 9/22/2016	1,027,969
	BB&T Corporation
1,650,000	5.700%, 4/30/2014	1,803,427
	Bear Stearns Companies, LLC
2,000,000	5.700%, 11/15/2014	2,196,940
	Berkshire Hathaway Finance Corporation
1,750,000	0.376%, 4/13/2010[c]	1,749,160
2,500,000	4.000%, 4/15/2012	2,641,277
	BlackRock, Inc.
2,000,000	3.500%, 12/10/2014	2,004,428
	Canadian Imperial Bank of Commerce
3,500,000	2.000%, 2/4/2013[a,f]	3,510,269
	Capital One Bank USA NA
500,000	8.800%, 7/15/2019	606,335
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[a]	3,963,068
	Citigroup, Inc.
5,000,000	2.125%, 4/30/2012	5,100,805
1,600,000	5.300%, 10/17/2012	1,685,432
1,000,000	5.500%, 4/11/2013	1,050,385
2,400,000	5.000%, 9/15/2014	2,348,957
	CME Group, Inc.
1,300,000	5.400%, 8/1/2013	1,430,207

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Financials (30.0%) - continued
	Commonwealth Bank of Australia
$2,000,000	2.750%, 10/15/2012[a]	$2,027,646
3,300,000	2.500%, 12/10/2012[a]	3,382,203
	Corestates Capital Trust I
300,000	8.000%, 12/15/2026[a]	311,026
	Credit Suisse NY
1,700,000	3.450%, 7/2/2012	1,760,782
1,000,000	5.000%, 5/15/2013	1,077,845
	Danske Bank A/S
5,000,000	2.500%, 5/10/2012[a]	5,120,745
	Duke Realty, LP
1,000,000	7.375%, 2/15/2015	1,088,585
	Eksportfinans ASA
4,000,000	3.000%, 11/17/2014	4,030,508
	Fifth Third Bancorp
675,000	6.250%, 5/1/2013	719,018
	GATX Corporation
1,000,000	4.750%, 10/1/2012	1,039,015
	General Electric Capital Corporation
5,000,000	2.200%, 6/8/2012	5,106,485
2,000,000	3.500%, 8/13/2012[g]	2,053,502
2,000,000	5.900%, 5/13/2014	2,180,882
	Goldman Sachs Group, Inc.
1,000,000	3.625%, 8/1/2012	1,033,792
1,500,000	6.000%, 5/1/2014	1,643,052
	Goldman Sachs Group, Inc., Convertible
2,500,000	1.000%, 1/31/2015[h]	2,137,733
1,250,000	1.000%, 5/7/2015[h]	1,051,945
	Healthcare Realty Trust, Inc.
2,000,000	6.500%, 1/17/2017	2,087,684
	HSBC Capital Funding, LP/Jersey Channel Islands
1,750,000	9.547%, 6/30/2010[a]	1,767,500
	HSBC USA, Inc.
5,000,000	3.125%, 12/16/2011	5,201,755
	Irish Life & Permanent plc
5,500,000	3.600%, 1/14/2013[a]	5,538,362
	J.P. Morgan Chase & Company
5,000,000	3.125%, 12/1/2011	5,201,585
	Lehman Brothers Holdings E-Capital Trust I
1,500,000	1.050%, 8/19/2065[i]	450
	Lincoln National Corporation
550,000	5.650%, 8/27/2012	574,030
650,000	4.750%, 2/15/2014	655,085
350,000	8.750%, 7/1/2019	425,345
	Lloyds TSB Bank plc
3,500,000	4.375%, 1/12/2015[a]	3,479,497
	Macquarie Group, Ltd.
1,500,000	7.300%, 8/1/2014[a]	1,662,243
	MassMutual Global Funding II
1,000,000	3.625%, 7/16/2012[a]	1,040,217
	Merrill Lynch & Company, Inc.
1,000,000	6.150%, 4/25/2013	1,081,901
	MetLife, Inc.
1,000,000	6.750%, 6/1/2016	1,144,881
	Metropolitan Life Global Funding
1,320,000	5.125%, 4/10/2013[a]	1,422,014
	Monumental Global Funding, Ltd.
670,000	5.500%, 4/22/2013[a]	718,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Financials (30.0%) - continued
	Morgan Stanley
$2,000,000	4.750%, 4/1/2014	$2,047,208
2,000,000	4.200%, 11/20/2014	2,026,698
	National Australia Bank, Ltd.
3,500,000	2.500%, 1/8/2013[a]	3,508,928
	New York Life Global Funding
2,000,000	2.250%, 12/14/2012[a]	2,020,198
	Nordea Bank AB
4,000,000	2.500%, 11/13/2012[a]	4,019,296
	Northern Trust Corporation
1,000,000	5.500%, 8/15/2013	1,107,061
	ProLogis
1,300,000	7.625%, 8/15/2014	1,434,276
	Prudential Financial, Inc.
825,000	3.625%, 9/17/2012	846,238
1,000,000	4.750%, 9/17/2015	1,043,468
	Rabobank Nederland NV
2,400,000	4.200%, 5/13/2014[a]	2,509,027
	Royal Bank of Scotland Group plc
5,000,000	2.625%, 5/11/2012[a]	5,116,105
	Royal Bank of Scotland plc
2,000,000	4.875%, 8/25/2014[a]	2,052,282
	Simon Property Group, LP
1,800,000	6.750%, 5/15/2014	2,001,177
	SLM Corporation
2,000,000	5.125%, 8/27/2012	1,901,562
	State Street Capital Trust III
1,000,000	8.250%, 3/15/2042	1,023,300
	Svenske Exportkredit AB
2,500,000	3.250%, 9/16/2014	2,545,335
	Swedbank AB
2,500,000	2.800%, 2/10/2012[a]	2,567,430
	TD Ameritrade Holding Corporation
3,000,000	2.950%, 12/1/2012	3,020,595
	U.S. Central Federal Credit Union
3,500,000	1.900%, 10/19/2012	3,531,279
	UnitedHealth Group, Inc.
1,000,000	5.500%, 11/15/2012	1,084,929
	Wachovia Capital Trust III
300,000	5.800%, 3/15/2011	231,930
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
2,000,000	7.500%, 6/2/2014[a]	2,281,798
1,650,000	5.750%, 9/2/2015[a]	1,771,074
	Wells Fargo & Company
2,000,000	4.950%, 10/16/2013	2,115,952
	Westpac Banking Corporation
3,000,000	2.250%, 11/19/2012	3,002,379
	Westpac Securities New Zealand, Ltd.
2,400,000	3.450%, 7/28/2014[a]	2,474,743

	Total Financials	190,719,820

Foreign (1.8%)
	Abu Dhabi National Energy Company
2,000,000	4.750%, 9/15/2014[a]	1,938,820
	Corporacion Andina de Fomento
2,500,000	5.750%, 1/12/2017	2,577,852
	Export-Import Bank of Korea
850,000	5.875%, 1/14/2015	912,668

Principal Amount	Long-Term Fixed Income (94.4%)	Value
Foreign (1.8%) - continued
	Korea Expressway Corporation
$1,500,000	4.500%, 3/23/2015[a]	$1,513,078
	Qatar Government International Bond
2,000,000	4.000%, 1/20/2015[a]	2,002,500
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
1,700,000	4.500%, 9/30/2012[a]	1,777,087
625,000	5.832%, 9/30/2016[a]	659,844

	Total Foreign	11,381,849

Mortgage-Backed Securities (6.6%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,068,350	6.500%, 9/1/2037	4,393,708
	Federal National Mortgage Association
3,908,544	6.020%, 8/1/2017[f]	4,172,273
3,018,658	5.865%, 9/1/2017[f]	3,221,968
	Federal National Mortgage Association Conventional 15-Yr. Pass-Through
3,500,000	5.000%, 2/1/2025[f]	3,695,783
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
2,681,166	6.000%, 8/1/2024	2,900,459
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
8,500,000	6.000%, 2/1/2040[f]	9,091,013
13,500,000	6.500%, 2/1/2040[f]	14,563,125

	Total Mortgage-Backed Securities	42,038,329

Technology (0.3%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,038,750
	Xerox Corporation
900,000	5.500%, 5/15/2012	959,731

	Total Technology	1,998,481

Transportation (1.6%)
	American Airlines Pass Through Trust
772,002	6.978%, 10/1/2012	768,142
	Continental Airlines, Inc.
2,000,000	7.250%, 11/10/2019	2,040,000
	Delta Air Lines, Inc.
1,500,000	7.920%, 11/18/2010	1,515,000
1,500,000	7.750%, 12/17/2019	1,578,750
	Northwest Airlines, Inc.
1,085,000	6.841%, 4/1/2011	1,068,725
	Union Pacific Corporation
400,000	5.450%, 1/31/2013	433,340
1,000,000	5.125%, 2/15/2014	1,073,517
	United Air Lines, Inc.
1,000,000	10.400%, 11/1/2016	1,077,500
900,000	9.750%, 1/15/2017	945,000

	Total Transportation	10,499,974

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (94.4%)	Value
U.S. Government and Agencies (11.0%)
	Federal Farm Credit Bank
$5,000,000	2.125%, 6/18/2012	$5,094,535
	Federal Home Loan Banks
5,000,000	2.000%, 7/27/2012	5,027,135
	U.S. Treasury Notes
6,500,000	1.375%, 1/15/2013	6,501,040
10,000,000	1.500%, 12/31/2013	9,869,530
15,700,000	1.875%, 4/30/2014	15,619,051
9,500,000	2.375%, 9/30/2014	9,574,195
	U.S. Treasury Notes, TIPS
5,355,600	2.500%, 7/15/2016	5,912,497
5,673,360	1.875%, 7/15/2019	5,992,929
6,502,080	1.375%, 1/15/2020	6,553,895

	Total U.S. Government and Agencies	70,144,807

U.S. Municipals (0.5%)
	Denver, Colorado Department of Aviation Airport System Revenue Bonds
2,500,000	5.250%, 11/15/2032	2,525,975
	Houston, Texas Combined Utility System Revenue Refunding Bonds
650,000	5.000%, 5/15/2011	678,372

	Total U.S. Municipals	3,204,347

Utilities (2.3%)
	Commonwealth Edison Company
1,700,000	6.150%, 3/15/2012	1,856,959
	Duke Energy Carolinas, LLC
1,300,000	5.750%, 11/15/2013	1,445,644
	Enel Finance International SA
1,500,000	3.875%, 10/7/2014[a]	1,530,650
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,487,698
	Oncor Electric Delivery Company
1,300,000	5.950%, 9/1/2013	1,430,585
	Power Receivables Finance, LLC
157,792	6.290%, 1/1/2012[d]	162,562
	Sempra Energy
1,600,000	7.950%, 3/1/2010	1,602,745
	Sierra Pacific Power Company
2,000,000	6.250%, 4/15/2012	2,146,568
	TransAlta Corporation
1,000,000	4.750%, 1/15/2015	1,037,087
	Virginia Electric & Power Company
1,000,000	4.500%, 12/15/2010	1,033,035
640,000	5.100%, 11/30/2012	698,087

	Total Utilities	14,431,620

	Total Long-Term Fixed Income (cost $600,817,329)	600,297,068

Shares	Mutual Funds (1.6%)	Value
Fixed Income Mutual Funds (1.6%) - continued
2,247,228	Thrivent High Yield Fund	$10,314,778

	Total Fixed Income Mutual Funds	10,314,778

	Total Mutual Funds (cost $8,300,000)	10,314,778

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
10,250	Citigroup, Inc., Convertible, 7.500%[j]	1,071,535
72,400	Federal National Mortgage Association, 8.250%[j]	79,640
	Total Financials	1,151,175

	Total Preferred Stock (cost $2,593,226)	1,151,175

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
160	$117.50, expires 2/20/2010	$167,500
160	$118.00, expires 2/20/2010	115,000

	Total Options Purchased (cost $173,461)	282,500

Shares	Collateral Held for Securities Loaned (0.1%)	Value
350,625	Thrivent Financial Securities Lending Trust	350,625

	Total Collateral Held for Securities Loaned (cost $350,625)	350,625

Principal Amount	Short-Term Investments (8.9%)[k]	Value
	ENI Finance USA, Inc.
6,615,000	0.140%, 2/1/2010	6,614,949
	Federal Home Loan Bank Discount Notes
6,640,000	0.050%, 2/12/2010	6,639,880
7,000,000	0.065%, 2/17/2010	6,999,773
4,000,000	0.060%, 2/24/2010	3,999,833
5,000,000	0.080%, 2/26/2010	4,999,700
1,600,000	0.200%, 3/17/2010[l]	1,599,598
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.050%, 2/16/2010	999,976
14,000,000	0.060%, 2/19/2010	13,999,533
	Federal National Mortgage Association
5,020,000	0.010%, 2/17/2010	5,019,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Short-Term Investments (8.9%)[k]	Value
	Federal National Mortgage Association Discount Notes
5,635,000	0.055%, 2/1/2010	$5,634,983

	Total Short-Term Investments (at amortized cost)	56,508,200

	Total Investments (cost $668,742,841) 105.2%	$668,904,346

	Other Assets and Liabilities, Net (5.2%)	(33,025,971)

	Total Net Assets 100.0%	$635,878,375

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2010, the value of these investments was $125,440,548 or 19.7% of total net assets.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of January 29, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	1,500,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2008	85,895
Mortgage Equity Conversion Asset Trust	1/18/2007	2,794,375
Mortgage Equity Conversion Asset Trust	2/14/2007	2,730,362
Power Receivables Finance, LLC	9/30/2003	157,746
Wachovia Asset Securitization, Inc.	3/16/2007	1,271,849

e	Defaulted security. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security is on loan.
h	These securities are Equity-Linked Structured Securities. These securities are linked to the S&P 500 Index.
i	In bankruptcy. Interest is not being accrued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	At January 29, 2010, $1,499,623 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,606,606
Gross unrealized depreciation	(21,445,101)

Net unrealized appreciation (depreciation)	$161,505

Cost for federal income tax purposes	$668,742,841

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Limited Maturity Bond Fund's assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	112,975,292	–	96,100,451	16,874,841
Basic Materials	8,388,506	–	8,388,506	–
Capital Goods	12,654,922	–	12,654,922	–
Collateralized Mortgage Obligations	25,692,523	–	25,692,523	–
Commercial Mortgage-Backed
Securities	39,864,817	–	39,864,817	–
Communications Services	21,708,883	–	21,708,883	–
Consumer Cyclical	3,902,257	–	3,902,257	–
Consumer Non-Cyclical	22,623,383	–	22,623,383	–
Energy	8,067,258	–	8,067,258	–
Financials	190,719,820	–	190,719,820	–
Foreign	11,381,849	–	11,381,849	–
Mortgage-Backed Securities	42,038,329	–	42,038,329	–
Technology	1,998,481	–	1,998,481	–
Transportation	10,499,974	–	1,506,857	8,993,117
U.S. Government and Agencies	70,144,807	–	70,144,807	–
U.S. Municipals	3,204,347	–	3,204,347	–
Utilities	14,431,620	–	14,431,620	–
Mutual Funds
Fixed Income Mutual Funds	10,314,778	10,314,778	–	–
Preferred Stock
Financials	1,151,175	1,151,175	–	–
Options Purchased	282,500	282,500	–	–
Collateral Held for Securities Loaned	350,625	350,625	–	–
Short-Term Investments	56,508,200	–	56,508,200	–
Total	$668,904,346	$12,099,078	$630,937,310	$25,867,958

Other Financial Instruments*	($16,330)	($75,235)	$58,905	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) January 29, Level 3	Value 2010
Long-Term Fixed Income
Asset-Backed Securities	5,809,042	3	—	196,434	7,430,612	3,438,750	16,874,841
Commercial Mortgage- Backed Securities	2,652,750	—	150,894	(35,450)	(2,768,194)	—	—
Transportation	2,755,687	(2,002)	—	199,349	4,012,603	2,027,500	8,993,117
Total	$11,217,479	($2,019)	$150,894	$360,333	$8,675,021	$5,466,250	$25,867,958

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(85)	March 2010	($18,480,601)	($18,526,017)	($45,416)
5-Yr. U.S. Treasury Bond Futures	(880)	March 2010	(102,393,802)	(102,485,627)	(91,825)
10-Yr. U.S. Treasury Bond Futures	(205)	March 2010	(24,298,281)	(24,222,031)	76,250
20-Yr. U.S. Treasury Bond Futures	10	March 2010	1,202,369	1,188,125	(14,244)
Total Futures Contracts					($75,235)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Limited Maturity Bond Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	$6,500,000	($23,668)	($8,970)	$14,698
1.00%; Bank of America
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	6,500,000	(22,926)	(8,969)	13,957
1.00%; J.P. Morgan Chase and Co.
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	6,500,000	(39,218)	(8,968)	30,250
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($26,907)	$58,905

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at January 29, 2010	Value January 29, 2010	Income Earned November 1, 2009 - January 29, 2010
High Yield	$10,045,110	$–	$–	2,247,228	$10,314,778	$213,854
Money Market	68,918	615,382	684,300	–	–	–
Thrivent Financial Securities Lending Trust	10,892,000	26,642,750	37,184,125	350,625	350,625	1,933
Total Value and Income Earned	21,006,028				10,665,403	215,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Money Market Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Commercial Paper (69.8%)[a]	Value
Banking-Domestic (9.9%)
	BNP Paribas Finance, Inc.
$15,000,000	0.210%, 3/15/2010[b]	$14,996,150
	Rabobank USA Finance Corporation
11,495,000	0.300%, 2/18/2010[b]	11,493,180
10,270,000	0.250%, 2/23/2010[b]	10,268,288
10,000,000	0.180%, 4/8/2010[b]	9,996,600
	Societe Generale North America, Inc.
9,000,000	0.160%, 2/12/2010[b]	8,999,480
8,000,000	0.190%, 3/26/2010[b]	7,997,678
	Svenska Handelsbanken, Inc.
9,899,000	0.240%, 2/26/2010	9,897,218
10,500,000	0.240%, 3/4/2010	10,497,690
	Variable Funding Capital Company, LLC
9,000,000	0.160%, 3/29/2010[b]	8,997,680

	Total Banking-Domestic	93,143,964

Banking-Foreign (2.5%)
	Royal Bank of Canada
10,230,000	0.220%, 2/26/2010	10,228,312
	World Bank Discount Notes
13,640,000	0.240%, 2/8/2010	13,639,181

	Total Banking-Foreign	23,867,493

Brokerage (2.0%)
	Franklin Resources, Inc.
10,000,000	0.150%, 2/5/2010	9,999,750
9,000,000	0.170%, 3/24/2010	8,997,748

	Total Brokerage	18,997,498

Capital Goods (1.0%)
	General Electric Company
9,000,000	0.150%, 2/16/2010	8,999,363

	Total Capital Goods	8,999,363

Consumer Cyclical (1.0%)
	Toyota Credit Canada, Inc.
9,000,000	0.180%, 3/23/2010	8,997,660

	Total Consumer Cyclical	8,997,660

Consumer Non-Cyclical (1.1%)
	Louis Dreyfus Corporation
10,000,000	0.250%, 2/16/2010[b]	9,998,819

	Total Consumer Non-Cyclical	9,998,819

Education (0.5%)
	University of Minnesota
5,000,000	0.000%, 2/2/2010	5,000,000

	Total Education	5,000,000

Energy (0.5%)
	ENI Coordination Center SA
5,000,000	0.170%, 3/8/2010[b]	4,999,126

	Total Energy	4,999,126

Finance (44.0%)
	Alaska Housing Finance Corporation
13,060,000	0.530%, 2/9/2010	13,058,077
12,000,000	0.500%, 2/17/2010	11,997,000

Principal Amount	Commercial Paper (69.8%)[a]	Value
Finance (44.0%) - continued
$15,146,000	0.400%, 3/3/2010	$15,140,615
9,456,000	0.400%, 3/9/2010	9,452,008
	Barton Capital Corporation
9,028,000	0.170%, 2/22/2010[b]	9,027,019
	Bryant Park Funding, LLC
2,007,000	0.150%, 2/4/2010[b]	2,006,958
7,000,000	0.150%, 2/26/2010[b]	6,999,212
	CAFCO, LLC
7,000,000	0.150%, 2/19/2010[b]	6,999,417
	Chariot Funding, LLC
9,000,000	0.180%, 3/22/2010[b]	8,997,705
	Citigroup Funding, Inc.
6,000,000	0.160%, 2/16/2010[b]	5,999,547
10,000,000	0.190%, 3/25/2010[b]	9,997,150
	Corporate Receivables Corporation Funding, LLC
280,000	0.150%, 2/23/2010[b]	279,972
	Enterprise Funding Corporation
3,550,000	0.160%, 3/22/2010[b]	3,549,195
	General Electric Capital Corporation
5,000,000	0.220%, 3/18/2010	4,998,564
10,000,000	0.190%, 3/23/2010	9,997,256
	Golden Funding Corporation
10,250,000	0.800%, 2/10/2010[b]	10,247,495
10,901,000	0.600%, 2/26/2010[b]	10,896,094
6,880,000	0.650%, 3/9/2010[b]	6,875,280
9,000,000	0.400%, 3/11/2010[b]	8,996,000
	ING US Funding, LLC
2,900,000	0.170%, 3/16/2010[b]	2,899,384
9,000,000	0.170%, 3/29/2010[b]	8,997,535
	Jupiter Securitization Company, LLC
9,000,000	0.150%, 3/26/2010[b]	8,997,937
	Nestle Capital Corporation
10,250,000	0.180%, 3/8/2010[b]	10,248,104
	Old Line Funding, LLC
6,790,000	0.500%, 2/11/2010[b]	6,788,869
17,050,000	0.320%, 2/17/2010[b]	17,047,272
17,050,000	0.320%, 2/24/2010[b]	17,046,211
7,000,000	0.190%, 3/22/2010[b]	6,998,116
	Private Export Funding Corporation
6,000,000	0.180%, 3/29/2010	5,998,260
	Straight-A Funding, LLC
10,550,000	0.200%, 2/10/2010	10,549,355
5,000,000	0.200%, 2/11/2010	4,999,667
20,016,000	0.200%, 2/16/2010	20,014,110
15,000,000	0.190%, 2/17/2010	14,998,575
2,300,000	0.190%, 2/18/2010	2,299,769
17,800,000	0.180%, 2/22/2010	17,797,953
10,140,000	0.180%, 3/10/2010	10,138,023
17,820,000	0.180%, 3/11/2010	17,816,436
10,000,000	0.180%, 3/12/2010	9,997,950
12,193,000	0.180%, 3/16/2010	12,190,257
9,000,000	0.180%, 3/17/2010	8,997,930
9,190,000	0.180%, 3/18/2010	9,187,840
	Thunder Bay Funding, LLC
16,974,000	0.500%, 2/8/2010[b]	16,971,878
17,025,000	0.310%, 2/22/2010[b]	17,021,628

	Total Finance	413,517,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Money Market Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Principal Amount	Commercial Paper (69.8%)[a]	Value
Foreign (3.6%)
	Caisse D’Amortissement de la Dette Sociale
$10,250,000	0.220%, 2/1/2010	$10,249,875
13,642,000	0.240%, 2/16/2010	13,640,454
10,250,000	0.270%, 3/29/2010	10,245,541

	Total Foreign	34,135,870

U.S. Government and Agencies (3.7%)
	Federal Home Loan Mortgage Corporation Discount Notes
17,000,000	0.240%, 3/1/2010	16,996,600
5,000,000	0.170%, 5/11/2010	4,997,615
10,000,000	0.180%, 5/24/2010	9,994,300
2,821,000	0.190%, 5/25/2010	2,819,288

	Total U.S. Government and Agencies	34,807,803

	Total Commercial Paper	656,465,219

Shares	Other Mutual Funds (2.0%)	Value
100,000	AIM Investments Institutional Government and Agency Portfolio	100,000
4,598,000	Barclays Prime Money Market Fund	4,598,000
14,555,000	DWS Money Market Series	14,555,000

	Total Other Mutual Funds	19,253,000

Principal Amount	Variable Rate Notes (28.8%)[a]	Value
Banking-Domestic (12.0%)
	American Express Bank, FSB
9,200,000	1.081%, 2/10/2010[b,c]	9,271,866
	Bank of America NA
9,000,000	0.284%, 3/15/2010[b,c]	9,006,093
13,640,000	0.429%, 3/23/2010[b,c]	13,671,649
	Bank of New York Mellon
10,000,000	0.334%, 4/23/2010[c]	10,003,135
	Bank of New York Mellon Corporation
1,250,000	0.266%, 3/29/2010[c]	1,250,248
	Citigroup Funding, Inc.
20,390,000	0.349%, 4/30/2010[b,c]	20,395,921
	J.P. Morgan Chase & Company
9,900,000	0.347%, 2/23/2010[b,c]	9,910,966
13,620,000	0.381%, 4/1/2010[b,c]	13,620,000
	U.S. Bancorp
15,200,000	0.655%, 3/4/2010[c]	15,222,861
	U.S. Central Federal Credit Union
10,250,000	0.251%, 4/19/2010[b,c]	10,250,000

	Total Banking-Domestic	112,602,739

Banking-Foreign (1.1%)
	Rabobank Nederland
9,000,000	0.670%, 2/19/2010[c,d]	9,012,795
	Royal Bank of Canada
1,510,000	0.277%, 3/8/2010[c]	1,510,181

	Total Banking-Foreign	10,522,976

Principal Amount	Variable Rate Notes (28.8%)[a]	Value
Finance (1.4%)
	General Electric Capital Corporation
$12,550,000	0.335%, 3/11/2010[b,c]	$12,570,371

	Total Finance	12,570,371

U.S. Government and Agencies (14.3%)
	Federal Home Loan Banks
10,200,000	0.640%, 2/1/2010[c]	10,200,000
10,200,000	0.760%, 2/1/2010[c]	10,200,000
9,000,000	0.138%, 2/20/2010[c]	8,995,964
5,000,000	0.087%, 2/22/2010[c]	4,995,650
27,240,000	0.099%, 4/9/2010[c]	27,237,027
	Federal Home Loan Mortgage Corporation
17,000,000	0.235%, 3/3/2010[c]	16,997,684
10,288,000	0.327%, 3/9/2010[c]	10,301,321
13,605,000	0.219%, 3/24/2010[c]	13,605,000
15,100,000	0.231%, 4/16/2010[c]	15,106,489
	Federal National Mortgage Association
17,000,000	0.141%, 4/13/2010[c]	16,994,653

	Total U.S. Government and Agencies	134,633,788

	Total Variable Rate Notes	270,329,874

	Total Investments (at amortized cost) 100.6%	$946,048,093

	Other Assets and Liabilities, Net (0.6)%	(6,074,288)

	Total Net Assets 100.0%	$939,973,805

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 29, 2010, the value of these investments was $9,012,795 or 1.0% of total net assets.

Cost for federal income tax purposes	$946,048,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Money Market Fund

Schedule of Investments as of January 29, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2010, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value, as discussed in the Notes to Financial Statements.

Security Type and Industry	Total	Level 1	Level 2	Level 3
Commercial Paper
Banking-Domestic	93,143,964	–	93,143,964	–
Banking-Foreign	23,867,493	–	23,867,493	–
Brokerage	18,997,498	–	18,997,498	–
Capital Goods	8,999,363	–	8,999,363	–
Consumer Cyclical	8,997,660	–	8,997,660	–
Consumer Non-Cyclical	9,998,819	–	9,998,819	–
Education	5,000,000	–	5,000,000	–
Energy	4,999,126	–	4,999,126	–
Finance	413,517,623	–	413,517,623	–
Foreign	34,135,870	–	34,135,870	–
U.S. Government and Agencies	34,807,803	–	34,807,803	–
Other Mutual Funds	19,253,000	19,253,000	–	–

Variable Rate Notes
Banking-Domestic	112,602,739	–	112,602,739	–
Banking-Foreign	10,522,976	–	10,522,976	–
Finance	12,570,371	–	12,570,371	–
U.S. Government and Agencies	134,633,788	–	134,633,788	–

Total	$946,048,093	$19,253,000	$926,795,093	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Notes to Schedule of Investments

As of January 29, 2010

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

An accounting pronouncement is in place that improves the consistency and comparability of fair value measurements used in financial reporting. This pronouncement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Funds are exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of

137

Notes to Schedule of Investments

As of January 29, 2010

(unaudited)

the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of January 29, 2010.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

138

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: 3/30/10	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: 3/30/10	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: 3/30/10	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer

CERTIFICATION BY PRESIDENT

I, Russell W. Swansen, certify that:

1.	I have reviewed this report on Form N-Q of Thrivent Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 3/30/10	/s/ Russell W. Swansen
Russell W. Swansen
President

CERTIFICATION BY TREASURER

I, Gerard V. Vaillancourt, certify that:

1.	I have reviewed this report on Form N-Q of Thrivent Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 3/30/10	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer